UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2026—July 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Treasury Fund Investor Shares - VFISX

Short-Term Treasury Fund Admiral™ Shares - VFIRX

High-Yield Corporate Fund Investor Shares - VWEHX

High-Yield Corporate Fund Admiral™ Shares - VWEAX

Intermediate-Term Investment-Grade Fund Investor Shares - VFICX

Intermediate-Term Investment-Grade Fund Admiral™ Shares - VFIDX

Intermediate-Term Treasury Fund Investor Shares - VFITX

Intermediate-Term Treasury Fund Admiral™ Shares - VFIUX

Long-Term Investment-Grade Fund Investor Shares - VWESX

Long-Term Investment-Grade Fund Admiral™ Shares - VWETX

Long-Term Treasury Fund Investor Shares - VUSTX

Long-Term Treasury Fund Admiral™ Shares - VUSUX

Short-Term Government Securities Active Fund Investor Shares - VSGBX

Short-Term Government Securities Active Fund Admiral™ Shares - VSGDX

Short-Term Investment-Grade Fund Investor Shares - VFSTX

Short-Term Investment-Grade Fund Admiral™ Shares - VFSUX

Short-Term Investment-Grade Fund Institutional Shares - VFSIX

Ultra-Short-Term Bond Fund Investor Shares - VUBFX

Ultra-Short-Term Bond Fund Admiral™ Shares - VUSFX

High-Yield Active ETF ETF Shares - VGHY

Vanguard Short-Term Treasury Fund

Investor Shares (VFISX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,761
Number of Portfolio Holdings	300
Portfolio Turnover Rate	353%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	1.5%
Conventional Mortgage-Backed Securities	8.2%
Nonconventional Mortgage-Backed Securities	8.4%
U.S. Government Securities	81.1%
Other Assets and Liabilities—NetFootnote Reference	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR32

Vanguard Short-Term Treasury Fund

Admiral™ Shares (VFIRX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,761
Number of Portfolio Holdings	300
Portfolio Turnover Rate	353%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	1.5%
Conventional Mortgage-Backed Securities	8.2%
Nonconventional Mortgage-Backed Securities	8.4%
U.S. Government Securities	81.1%
Other Assets and Liabilities—NetFootnote Reference	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR532

Vanguard High-Yield Corporate Fund

Investor Shares (VWEHX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$25,654
Number of Portfolio Holdings	1,063
Portfolio Turnover Rate	21%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	13.4%
Consumer Discretionary	15.7%
Consumer Staples	3.4%
Energy	10.5%
Financials	9.2%
Health Care	7.1%
Industrials	7.0%
Materials	9.4%
Real Estate	2.0%
Technology	5.8%
Utilities	2.2%
Other	9.7%
Other Assets and Liabilities—NetFootnote Reference	4.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR29

Vanguard High-Yield Corporate Fund

Admiral™ Shares (VWEAX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$25,654
Number of Portfolio Holdings	1,063
Portfolio Turnover Rate	21%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	13.4%
Consumer Discretionary	15.7%
Consumer Staples	3.4%
Energy	10.5%
Financials	9.2%
Health Care	7.1%
Industrials	7.0%
Materials	9.4%
Real Estate	2.0%
Technology	5.8%
Utilities	2.2%
Other	9.7%
Other Assets and Liabilities—NetFootnote Reference	4.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR529

Vanguard Intermediate-Term Investment-Grade Fund

Investor Shares (VFICX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,880
Number of Portfolio Holdings	1,821
Portfolio Turnover Rate	40%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	6.8%
Consumer Discretionary	4.4%
Consumer Staples	3.9%
Energy	6.5%
Financials	29.4%
Health Care	7.3%
Industrials	4.5%
Materials	2.7%
Real Estate	3.4%
Technology	6.7%
Utilities	8.4%
Other	14.6%
Other Assets and Liabilities—NetFootnote Reference	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR71

Vanguard Intermediate-Term Investment-Grade Fund

Admiral™ Shares (VFIDX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,880
Number of Portfolio Holdings	1,821
Portfolio Turnover Rate	40%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	6.8%
Consumer Discretionary	4.4%
Consumer Staples	3.9%
Energy	6.5%
Financials	29.4%
Health Care	7.3%
Industrials	4.5%
Materials	2.7%
Real Estate	3.4%
Technology	6.7%
Utilities	8.4%
Other	14.6%
Other Assets and Liabilities—NetFootnote Reference	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR571

Vanguard Intermediate-Term Treasury Fund

Investor Shares (VFITX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,144
Number of Portfolio Holdings	342
Portfolio Turnover Rate	129%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	0.6%
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Conventional Mortgage-Backed Securities	7.5%
Nonconventional Mortgage-Backed Securities	9.2%
U.S. Government Securities	80.5%
Other Assets and Liabilities—NetFootnote Reference	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR35

Vanguard Intermediate-Term Treasury Fund

Admiral™ Shares (VFIUX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,144
Number of Portfolio Holdings	342
Portfolio Turnover Rate	129%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	0.6%
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Conventional Mortgage-Backed Securities	7.5%
Nonconventional Mortgage-Backed Securities	9.2%
U.S. Government Securities	80.5%
Other Assets and Liabilities—NetFootnote Reference	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR535

Vanguard Long-Term Investment-Grade Fund

Investor Shares (VWESX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$9,696
Number of Portfolio Holdings	1,325
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	7.2%
Consumer Discretionary	5.2%
Consumer Staples	4.3%
Energy	6.1%
Financials	16.2%
Health Care	12.6%
Industrials	6.1%
Materials	1.2%
Real Estate	0.5%
Technology	4.8%
Utilities	15.5%
Other	17.4%
Other Assets and Liabilities—NetFootnote Reference	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR28

Vanguard Long-Term Investment-Grade Fund

Admiral™ Shares (VWETX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$9,696
Number of Portfolio Holdings	1,325
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	7.2%
Consumer Discretionary	5.2%
Consumer Staples	4.3%
Energy	6.1%
Financials	16.2%
Health Care	12.6%
Industrials	6.1%
Materials	1.2%
Real Estate	0.5%
Technology	4.8%
Utilities	15.5%
Other	17.4%
Other Assets and Liabilities—NetFootnote Reference	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR568

Vanguard Long-Term Treasury Fund

Investor Shares (VUSTX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,711
Number of Portfolio Holdings	199
Portfolio Turnover Rate	161%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	1.3%
Asset-Backed/Commercial Mortgage-Backed Securities	0.0%
Conventional Mortgage-Backed Securities	4.8%
Nonconventional Mortgage-Backed Securities	4.8%
U.S. Government Securities	87.3%
Other Assets and Liabilities—NetFootnote Reference	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR83

Vanguard Long-Term Treasury Fund

Admiral™ Shares (VUSUX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,711
Number of Portfolio Holdings	199
Portfolio Turnover Rate	161%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	1.3%
Asset-Backed/Commercial Mortgage-Backed Securities	0.0%
Conventional Mortgage-Backed Securities	4.8%
Nonconventional Mortgage-Backed Securities	4.8%
U.S. Government Securities	87.3%
Other Assets and Liabilities—NetFootnote Reference	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR583

Vanguard Short-Term Government Securities Active Fund

Investor Shares (VSGBX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about  Vanguard Short-Term Government Securities Active Fund (the "Fund") (formerly known as Vanguard Short-Term Federal Fund) for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$4,445
Number of Portfolio Holdings	411
Portfolio Turnover Rate	232%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	2.6%
Asset-Backed/Commercial Mortgage-Backed Securities	17.4%
Conventional Mortgage-Backed Securities	24.3%
Nonconventional Mortgage-Backed Securities	23.2%
U.S. Government Securities	31.4%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR49

Vanguard Short-Term Government Securities Active Fund

Admiral™ Shares (VSGDX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about  Vanguard Short-Term Government Securities Active Fund (the "Fund") (formerly known as Vanguard Short-Term Federal Fund) for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$4,445
Number of Portfolio Holdings	411
Portfolio Turnover Rate	232%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	2.6%
Asset-Backed/Commercial Mortgage-Backed Securities	17.4%
Conventional Mortgage-Backed Securities	24.3%
Nonconventional Mortgage-Backed Securities	23.2%
U.S. Government Securities	31.4%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR549

Vanguard Short-Term Investment-Grade Fund

Investor Shares (VFSTX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$55,362
Number of Portfolio Holdings	2,423
Portfolio Turnover Rate	41%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.1%
Consumer Staples	3.8%
Energy	5.6%
Financials	29.0%
Health Care	7.0%
Industrials	5.4%
Materials	2.2%
Real Estate	2.8%
Technology	6.0%
Utilities	6.5%
Other	20.9%
Other Assets and Liabilities—NetFootnote Reference	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR39

Vanguard Short-Term Investment-Grade Fund

Admiral™ Shares (VFSUX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$55,362
Number of Portfolio Holdings	2,423
Portfolio Turnover Rate	41%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.1%
Consumer Staples	3.8%
Energy	5.6%
Financials	29.0%
Health Care	7.0%
Industrials	5.4%
Materials	2.2%
Real Estate	2.8%
Technology	6.0%
Utilities	6.5%
Other	20.9%
Other Assets and Liabilities—NetFootnote Reference	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR539

Vanguard Short-Term Investment-Grade Fund

Institutional Shares (VFSIX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$55,362
Number of Portfolio Holdings	2,423
Portfolio Turnover Rate	41%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.1%
Consumer Staples	3.8%
Energy	5.6%
Financials	29.0%
Health Care	7.0%
Industrials	5.4%
Materials	2.2%
Real Estate	2.8%
Technology	6.0%
Utilities	6.5%
Other	20.9%
Other Assets and Liabilities—NetFootnote Reference	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR858

Vanguard Ultra-Short-Term Bond Fund

Investor Shares (VUBFX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$15,865
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	30.3%
Corporate Bonds	58.0%
Sovereign Bonds	3.3%
U.S. Government and Agency Obligations	1.4%
Other Assets and Liabilities—NetFootnote Reference	7.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1492

Vanguard Ultra-Short-Term Bond Fund

Admiral™ Shares (VUSFX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$15,865
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	30.3%
Corporate Bonds	58.0%
Sovereign Bonds	3.3%
U.S. Government and Agency Obligations	1.4%
Other Assets and Liabilities—NetFootnote Reference	7.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR592

Vanguard High-Yield Active ETF

ETF Shares (VGHY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard High-Yield Active ETF (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$307
Number of Portfolio Holdings	599
Portfolio Turnover Rate	28%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	12.0%
Consumer Discretionary	16.3%
Consumer Staples	4.7%
Energy	9.9%
Financials	8.5%
Health Care	7.5%
Industrials	7.5%
Materials	10.6%
Real Estate	2.8%
Technology	3.4%
Utilities	3.4%
Other	12.5%
Other Assets and Liabilities—NetFootnote Reference	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV052

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2026
Vanguard Short-Term Treasury Fund

Contents
Financial Statements	1

Short-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (97.7%)
U.S. Government Securities (81.1%)
	United States Treasury Note/Bond	0.375%	9/30/2027	266,500	255,101
	United States Treasury Note/Bond	3.500%	10/31/2027	162,000	160,570
	United States Treasury Note/Bond	4.125%	11/15/2027	211,000	210,728
	United States Treasury Note/Bond	3.375%	11/30/2027	325,500	321,940
	United States Treasury Note/Bond	3.500%	1/31/2028	294,000	290,807
	United States Treasury Note/Bond	1.250%	3/31/2028	118,000	112,363
	United States Treasury Note/Bond	3.625%	3/31/2028	260,000	257,359
	United States Treasury Note/Bond	3.875%	3/31/2028	44,000	43,732
	United States Treasury Note/Bond	3.750%	4/15/2028	91,000	90,218
	United States Treasury Note/Bond	3.625%	5/31/2028	230,000	227,412
	United States Treasury Note/Bond	3.625%	8/15/2028	110,000	108,595
	United States Treasury Note/Bond	1.250%	9/30/2028	216,000	202,466
	United States Treasury Note/Bond	3.500%	10/15/2028	186,000	182,869
	United States Treasury Note/Bond	4.875%	10/31/2028	116,000	117,377
	United States Treasury Note/Bond	3.750%	12/31/2028	74,000	73,032
	United States Treasury Note/Bond	3.500%	1/15/2029	22,000	21,583
	United States Treasury Note/Bond	1.750%	1/31/2029	44,000	41,351
	United States Treasury Note/Bond	4.000%	1/31/2029	138,000	136,949
	United States Treasury Note/Bond	3.500%	2/15/2029	98,000	96,071
	United States Treasury Note/Bond	4.500%	5/31/2029	135,000	135,596
	United States Treasury Note/Bond	3.250%	6/30/2029	109,000	105,768
	United States Treasury Note/Bond	4.250%	6/30/2029	129,900	129,560
	United States Treasury Note/Bond	4.125%	11/30/2029	75,000	74,449
	United States Treasury Note/Bond	3.875%	12/31/2029	102,600	101,001
	United States Treasury Note/Bond	3.500%	1/31/2030	79,500	77,264
[1,2]	United States Treasury Note/Bond	4.250%	1/31/2030	131,000	130,463
	United States Treasury Note/Bond	4.000%	2/28/2030	45,800	45,240
	United States Treasury Note/Bond	3.625%	3/31/2030	41,675	40,609
	United States Treasury Note/Bond	4.000%	3/31/2030	59,000	58,244
	United States Treasury Note/Bond	3.500%	4/30/2030	116,000	112,470
	United States Treasury Note/Bond	4.000%	5/31/2030	40,000	39,458
	United States Treasury Note/Bond	3.750%	6/30/2030	93,500	91,360
	United States Treasury Note/Bond	3.875%	6/30/2030	107,500	105,501
	United States Treasury Note/Bond	3.875%	7/31/2030	101,000	99,094
	United States Treasury Note/Bond	4.000%	7/31/2030	87,000	85,743
	United States Treasury Note/Bond	0.625%	8/15/2030	28,000	24,129
	United States Treasury Note/Bond	3.625%	9/30/2030	114,000	110,660
	United States Treasury Note/Bond	3.625%	10/31/2030	102,000	98,940
	United States Treasury Note/Bond	4.125%	3/31/2031	60,000	59,250
					4,675,322
Conventional Mortgage-Backed Securities (8.2%)
[3,4]	Fannie Mae Pool	1.120%	12/1/2027	14,900	14,252
[3,4]	Fannie Mae Pool	1.230%	6/1/2028	830	781
[3,4]	Fannie Mae Pool	1.330%	3/1/2028–10/1/2028	48,150	45,701
[3,4,5]	Fannie Mae Pool	1.382%	12/1/2030	6,680	5,840
[3,4]	Fannie Mae Pool	1.385%	10/1/2028	3,540	3,305
[3,4]	Fannie Mae Pool	1.400%	10/1/2028	5,310	4,960
[3,4]	Fannie Mae Pool	1.455%	10/1/2028	2,388	2,232
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	8,910	8,345
[3,4]	Fannie Mae Pool	1.530%	5/1/2027	5,505	5,385
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	3,850	3,653
[3,4]	Fannie Mae Pool	1.570%	9/1/2031	660	572
[3,4]	Fannie Mae Pool	1.680%	10/1/2031	4,638	4,014
[3,4,5]	Fannie Mae Pool	1.772%	8/1/2051	553	529
[3,4]	Fannie Mae Pool	1.780%	4/1/2031	440	387
[3,4]	Fannie Mae Pool	2.080%	3/1/2030	1,100	1,006
[3,4]	Fannie Mae Pool	2.140%	10/1/2029	9,362	8,704
[3,4]	Fannie Mae Pool	2.290%	10/1/2029	2,500	2,325
[3,4]	Fannie Mae Pool	2.350%	3/1/2030	2,400	2,221
1

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae Pool	2.360%	9/1/2028	1,988	1,901
[3,4]	Fannie Mae Pool	2.420%	10/1/2029	1,515	1,419
[3,4]	Fannie Mae Pool	2.430%	1/1/2030	300	278
[3,4]	Fannie Mae Pool	2.500%	11/1/2029	842	789
[3,4]	Fannie Mae Pool	2.510%	4/1/2029	648	614
[3,4]	Fannie Mae Pool	2.550%	12/1/2029	1,164	1,089
[3,4]	Fannie Mae Pool	2.560%	9/1/2029	1,018	958
[3,4,5]	Fannie Mae Pool	2.857%	11/1/2029	29,366	27,972
[3,4]	Fannie Mae Pool	2.940%	8/1/2029	400	380
[3,4]	Fannie Mae Pool	2.965%	1/1/2028	1,970	1,929
[3,4]	Fannie Mae Pool	2.970%	12/1/2027	3,171	3,112
[3,4]	Fannie Mae Pool	2.990%	12/1/2027–7/1/2029	2,030	1,966
[3,4]	Fannie Mae Pool	3.000%	5/1/2027–10/1/2027	5,018	4,954
[3,4]	Fannie Mae Pool	3.020%	3/1/2028	400	391
[3,4]	Fannie Mae Pool	3.040%	7/1/2029	997	957
[3,4]	Fannie Mae Pool	3.080%	5/1/2029	1,579	1,519
[3,4]	Fannie Mae Pool	3.140%	6/1/2029	1,206	1,161
[3,4]	Fannie Mae Pool	3.180%	10/1/2029	2,450	2,344
[3,4]	Fannie Mae Pool	3.190%	5/1/2029	3,600	3,464
[3,4]	Fannie Mae Pool	3.205%	5/1/2029	1,695	1,633
[3,4]	Fannie Mae Pool	3.230%	3/1/2030	2,174	2,076
[3,4,5]	Fannie Mae Pool	3.279%	1/1/2028	774	763
[3,4]	Fannie Mae Pool	3.290%	4/1/2027	1,100	1,091
[3,4]	Fannie Mae Pool	3.320%	7/1/2029	1,200	1,156
[3,4]	Fannie Mae Pool	3.420%	5/1/2028	717	703
[3,4]	Fannie Mae Pool	3.440%	5/1/2028	1,158	1,136
[3,4]	Fannie Mae Pool	3.470%	3/1/2029	4,187	4,068
[3,4]	Fannie Mae Pool	3.480%	3/1/2029	1,489	1,449
[3,4]	Fannie Mae Pool	3.485%	4/1/2028	700	687
[3,4]	Fannie Mae Pool	3.590%	2/1/2029	1,023	998
[3,4]	Fannie Mae Pool	3.630%	8/1/2028	973	955
[3,4]	Fannie Mae Pool	3.650%	8/1/2028	800	784
[3,4]	Fannie Mae Pool	3.680%	6/1/2028	1,416	1,396
[3,4]	Fannie Mae Pool	3.910%	1/1/2029	1,554	1,533
[3,4]	Fannie Mae Pool	4.040%	8/1/2030	1,883	1,837
[3,4,5]	Fannie Mae Pool	4.304%	2/1/2056	15,491	15,056
[3,4,5]	Fannie Mae Pool	4.522%	9/1/2055	2,406	2,360
[3,4,5]	Fannie Mae Pool	4.553%	10/1/2055	4,081	4,008
[3,4,5]	Fannie Mae Pool	4.592%	3/1/2056	3,631	3,590
[3,4,5]	Fannie Mae Pool	4.606%	6/1/2056	1,067	1,055
[3,4,5]	Fannie Mae Pool	4.615%	8/1/2055	1,407	1,397
[3,4,5]	Fannie Mae Pool	4.630%	11/1/2055	4,867	4,792
[3,4]	Fannie Mae Pool	4.670%	8/1/2029	98	96
[3,4]	Fannie Mae Pool	4.680%	4/1/2031	7,700	7,642
[3,4,5]	Fannie Mae Pool	4.713%	1/1/2056	479	476
[3,4]	Fannie Mae Pool	4.720%	6/1/2031	18,000	17,914
[3,4,5]	Fannie Mae Pool	4.848%	12/1/2055	1,354	1,339
[3,4,5]	Fannie Mae Pool	4.859%	12/1/2055	7,870	7,801
[3,4]	Fannie Mae Pool	4.880%	7/1/2031	6,460	6,458
[3,4,5]	Fannie Mae Pool	4.891%	6/1/2056	189	187
[3,4,5]	Fannie Mae Pool	4.914%	6/1/2056	1,061	1,052
[3,4,5]	Fannie Mae Pool	4.939%	11/1/2055	503	499
[3,4,5]	Fannie Mae Pool	4.967%	11/1/2055	3,729	3,708
[3,4,5]	Fannie Mae Pool	4.992%	12/1/2055	27,480	27,337
[3,4,5]	Fannie Mae Pool	4.996%	8/1/2055	3,314	3,322
[3,4,5]	Fannie Mae Pool	5.047%	12/1/2055	1,031	1,028
[3,4,5]	Fannie Mae Pool	5.059%	1/1/2056	4,441	4,425
[3,4,5]	Fannie Mae Pool	5.079%	9/1/2055	5,558	5,545
[3,4,5]	Fannie Mae Pool	5.087%	12/1/2055	2,753	2,758
[3,4,5]	Fannie Mae Pool	5.115%	5/1/2056	149	148
[3,4,5]	Fannie Mae Pool	5.117%	10/1/2055	721	720
[3,4,5]	Fannie Mae Pool	5.133%	9/1/2055	1,536	1,535
[3,4,5]	Fannie Mae Pool	5.146%	6/1/2056	190	189
[3,4,5]	Fannie Mae Pool	5.149%	6/1/2053	2,668	2,680
[3,4,5]	Fannie Mae Pool	5.167%	12/1/2055	290	290
[3,4,5]	Fannie Mae Pool	5.284%	8/1/2056	1,700	1,702
[3,4,5]	Fannie Mae Pool	5.368%	5/1/2055	1,724	1,735
[3,4,5]	Fannie Mae Pool	5.401%	9/1/2055	8,406	8,453
[3,4,5]	Fannie Mae Pool	5.705%	9/1/2055	8,399	8,505
[3,4,5]	Freddie Mac Non Gold Pool	4.556%	10/1/2055	1,315	1,287
2

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	Freddie Mac Non Gold Pool	4.591%	1/1/2056	3,163	3,097
[3,4,5]	Freddie Mac Non Gold Pool	4.624%	3/1/2056	8,814	8,700
[3,4,5]	Freddie Mac Non Gold Pool	4.637%	6/1/2056	180	175
[3,4,5]	Freddie Mac Non Gold Pool	4.960%	11/1/2055	601	598
[3,4,5]	Freddie Mac Non Gold Pool	4.968%	2/1/2056	18,299	18,145
[3,4,5]	Freddie Mac Non Gold Pool	5.042%	9/1/2055	840	835
[3,4,5]	Freddie Mac Non Gold Pool	5.054%	5/1/2056	297	295
[3,4,5]	Freddie Mac Non Gold Pool	5.095%	11/1/2055	1,047	1,042
[3,4,5]	Freddie Mac Non Gold Pool	5.115%	9/1/2055	17,661	17,581
[3,4,5]	Freddie Mac Non Gold Pool	5.126%	12/1/2055	1,258	1,253
[3,4,5]	Freddie Mac Non Gold Pool	5.142%	8/1/2055	4,443	4,427
[3,4,5]	Freddie Mac Non Gold Pool	5.163%	10/1/2055	823	821
[3,4,5]	Freddie Mac Non Gold Pool	5.167%	10/1/2055	927	927
[3,4,5]	Freddie Mac Non Gold Pool	5.182%	11/1/2055	733	733
[3,4,5]	Freddie Mac Non Gold Pool	5.224%	10/1/2055	408	407
[3,4,5]	Freddie Mac Non Gold Pool	5.254%	5/1/2056	188	187
[3,4,5]	Freddie Mac Non Gold Pool	5.282%	9/1/2055	1,006	1,005
[3,4,5]	Freddie Mac Non Gold Pool	5.292%	9/1/2055	930	930
[3,4,5]	Freddie Mac Non Gold Pool	5.297%	9/1/2055	10,952	10,954
[3,4,5]	Freddie Mac Non Gold Pool	5.309%	11/1/2055	503	502
[3,4,5]	Freddie Mac Non Gold Pool	5.361%	10/1/2055	475	473
[3,4]	Freddie Mac Pool	1.050%	10/1/2027	17,110	16,450
[3,4]	Freddie Mac Pool	1.180%	5/1/2027	3,421	3,338
[3,5]	Ginnie Mae II Pool	4.500%	9/20/2055–4/20/2056	31,098	30,605
[3,5]	Ginnie Mae II Pool	5.000%	11/20/2055–2/20/2056	2,321	2,315
					470,558
Nonconventional Mortgage-Backed Securities (8.4%)
[3,4]	Fannie Mae REMICS	1.750%	5/25/2041	8,188	7,330
[3,4]	Fannie Mae REMICS	4.500%	12/25/2051–1/25/2056	32,298	31,510
[3,4,5]	Fannie Mae REMICS	4.616%	7/25/2055	40,797	40,758
[3,4,5]	Fannie Mae REMICS	4.916%	4/25/2056	11,320	11,368
[3,4,5]	Fannie Mae REMICS	4.966%	3/25/2055	13,013	13,155
[3,4]	Fannie Mae REMICS	5.000%	6/25/2036–12/25/2054	51,026	50,562
[3,4,5]	Fannie Mae REMICS	5.016%	6/25/2056	24,901	25,021
[3,4,5]	Fannie Mae REMICS	5.066%	6/25/2056	21,335	21,454
[3,4]	Fannie Mae REMICS	5.500%	7/25/2036–12/25/2054	12,420	12,415
[3,4]	Freddie Mac REMICS	4.500%	6/25/2050–8/25/2052	23,346	22,927
[3,4]	Freddie Mac REMICS	5.000%	11/25/2052–1/25/2054	17,859	17,766
[3,4]	Freddie Mac REMICS	5.500%	6/25/2045–2/25/2049	15,893	15,895
[3]	Ginnie Mae REMICS	3.500%	7/20/2051	11,955	11,481
[3]	Ginnie Mae REMICS	4.500%	12/20/2049–2/20/2055	21,835	21,207
[3,5]	Ginnie Mae REMICS	4.621%	1/20/2056	40,067	40,097
[3,5]	Ginnie Mae REMICS	4.721%	6/20/2055	47,428	47,824
[3,5]	Ginnie Mae REMICS	4.871%	5/20/2055	32,428	32,560
[3,5]	Ginnie Mae REMICS	4.971%	7/20/2055	34,194	34,612
[3]	Ginnie Mae REMICS	5.000%	7/20/2052–5/20/2056	24,293	23,947
[3]	Ginnie Mae REMICS	5.500%	9/20/2051–6/20/2052	3,883	3,911
					485,800
Total U.S. Government and Agency Obligations (Cost $5,658,684)					5,631,680
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
[3,4]	Fannie Mae-Aces Class 2A Series 2020-M26	2.065%	9/25/2029	5,862	5,454
[3,4]	Fannie Mae-Aces Class A2 Series 2017-M11	2.980%	8/25/2029	687	657
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M12	3.654%	8/25/2030	1,093	1,055
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M3	3.074%	2/25/2030	4,448	4,247
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	8,764	8,390
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	1,126	1,063
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	1,367	1,290
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M25	2.330%	11/25/2029	1,541	1,441
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	8,310	8,071
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	6,653	6,414
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M20	1.435%	10/25/2029	639	581
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/2030	1,900	1,681
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	3,187	2,867
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	6,637	6,157
[3,4,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.323%	10/25/2030	2,094	1,847
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M8	1.821%	2/25/2030	6,984	6,369
[3,4,5]	Fannie Mae-Aces Class A2 Series 2021-M1	1.384%	11/25/2030	2,956	2,603
[3,4,5]	Fannie Mae-Aces Class A2 Series 2021-M17	1.714%	7/25/2031	6,400	5,603
3

Short-Term Treasury Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	Fannie Mae-Aces Class A2 Series 2021-M4		1.464%	2/25/2031	5,700	4,981
[3,4]	Fannie Mae-Aces Class A2 Series 2022-M2		2.399%	11/25/2031	12,240	10,993
[3,4,5]	Freddie Mac Multiclass Structured Pass Through Certificates Class A1 Series 2021-P007		1.100%	11/25/2027	2,767	2,649
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $85,792)						84,413
					Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6]	Vanguard Market Liquidity Fund (Cost $22,823)		3.718%		228,251	22,823
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	3 Month SOFR Futures	8/14/2026	208	$96.13	520	4
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	128	$106.50	128	21
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	64	$106.00	64	25
	CBOT 10 Year U.S. Treasury Notes Futures	8/21/2026	49	$109.00	49	9
	CBOT 10 Year U.S. Treasury Notes Futures	10/23/2026	64	$109.00	64	37
						96
Put Options
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	64	$106.00	64	26
	CBOT 5 Year U.S. Treasury Notes Futures	11/20/2026	136	$104.25	136	49
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	128	$106.50	128	88
	CBOT 10 Year U.S. Treasury Notes Futures	8/21/2026	49	$109.00	49	58
	CBOT U.S. Long Bond Futures	8/7/2026	45	$109.00	45	48
						269
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	32,260	164
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	31,000	631
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.338% Annually	BMO	7/14/2027	4.338%	8,470	309
						1,104
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	33,200	483
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	31,520	444
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	31,090	467
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	32,260	311
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.110% Annually	MSBNA	8/31/2026	4.110%	30,200	73
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	11,860	275
4

Short-Term Treasury Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.338% Annually	BMO	7/14/2027	4.338%	8,470	538
					2,591
Total Options Purchased (Cost $3,574)					4,060
Total Investments (99.7%) (Cost $5,770,873)					5,742,976
Other Assets and Liabilities—Net (0.3%)					17,783
Net Assets (100%)					5,760,759
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,611 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $4,038 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BARC—Barclays Bank plc.
BMO—Bank of Montreal.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
3 Month SOFR Futures	8/14/2026	(208)	$96.31	520	(1)
CBOT 10 Year U.S. Treasury Notes Futures	10/23/2026	(64)	$ 111.00	64	(11)
					(12)

Put Options
CBOT 5 Year U.S. Treasury Notes Futures	11/20/2026	(68)	$ 106.00	68	(64)
CBOT U.S. Long Bond Futures	8/7/2026	(45)	$ 107.50	45	(20)
					(84)
					(96)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	54,840	(64)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.200% Annually	BMO	7/14/2027	4.200%	16,270	(332)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	26,100	(1,045)
					(1,441)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	62,180	(646)
5

Short-Term Treasury Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	54,840	(138)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	33,200	(383)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	33,200	(299)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	63,040	(645)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.110% Annually	MSBNA	8/31/2026	4.110%	12,900	(72)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	11,860	(823)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.200% Annually	BMO	7/14/2027	4.200%	16,270	(533)
					(3,539)
					(4,980)
Total Options Written (Premiums Received $4,023)					(5,076)

BARC—Barclays Bank plc.
BMO—Bank of Montreal.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	3,208	659,595	(2,046)
5-Year U.S. Treasury Note	September 2026	258	27,342	(75)
10-Year U.S. Treasury Note	September 2026	201	21,708	(39)
				(2,160)

Short Futures Contracts
Long U.S. Treasury Bond	September 2026	(166)	(17,980)	368
Ultra 10-Year U.S. Treasury Note	September 2026	(94)	(10,312)	91
				459
				(1,701)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/30/2028	10/5/2026 [1]	67,400	0.000 [2]	(4.012)[3]	157	157
6/11/2029	N/A	3,500	3.631 [2]	(4.005)[3]	9	9
6/11/2029	N/A	3,500	3.631 [2]	(3.988)[3]	11	11
6/11/2029	N/A	3,500	3.631 [2]	(4.000)[3]	10	10
6/12/2029	N/A	7,000	3.631 [2]	(3.975)[3]	25	25
11/29/2030	10/5/2026 [1]	100,000	0.000 [2]	(3.896)[3]	923	910
6/30/2031	6/29/2029 [1]	56,640	3.795 [3]	(0.000)[2]	(347)	(347)
5/31/2033	9/30/2026 [1]	20,300	3.956 [3]	(0.000)[2]	(280)	(280)
5/31/2033	9/30/2026 [1]	19,700	4.020 [3]	(0.000)[2]	(200)	(199)
5/31/2033	9/30/2026 [1]	19,500	4.050 [3]	(0.000)[2]	(164)	(164)
7/13/2033	7/13/2031 [1]	3,671	4.160 [3]	(0.000)[2]	(11)	(11)
2/15/2036	9/30/2026 [1]	34,000	0.000 [2]	(4.073)[3]	550	555
2/15/2036	9/30/2026 [1]	7,800	4.227 [3]	(0.000)[2]	(34)	(34)
2/15/2036	9/30/2026 [1]	7,500	0.000 [2]	(4.048)[3]	136	136
6/30/2036	6/30/2031 [1]	51,600	0.000 [2]	(4.091)[3]	722	722
7/14/2036	7/13/2033 [1]	5,411	0.000 [2]	(4.385)[3]	22	22
6

Short-Term Treasury Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/18/2040	10/18/2030 [1]	12,400	0.000 [2]	(4.100)[3]	428	428
1/22/2041	1/22/2031 [1]	2,190	4.517 [3]	(0.000)[2]	(17)	(17)
5/28/2041	5/27/2031 [1]	1,890	4.588 [3]	(0.000)[2]	(9)	(9)
7/9/2041	7/9/2036 [1]	10,000	0.000 [2]	(4.703)[3]	62	62
7/10/2041	7/10/2036 [1]	10,000	0.000 [2]	(4.710)[3]	60	60
7/15/2041	7/13/2036 [1]	1,908	4.711 [3]	(0.000)[2]	(12)	(12)
5/16/2044	9/30/2026 [1]	10,400	4.444 [3]	(0.000)[2]	(96)	(96)
10/18/2045	10/18/2035 [1]	13,800	4.358 [3]	(0.000)[2]	(400)	(400)
1/22/2046	1/22/2036 [1]	2,690	0.000 [2]	(4.781)[3]	18	18
6/25/2046	6/25/2036 [1]	17,370	4.470 [3]	(0.000)[2]	(398)	(398)
7/9/2046	7/9/2041 [1]	12,500	4.691 [3]	(0.000)[2]	(62)	(62)
7/10/2046	7/10/2041 [1]	12,500	4.698 [3]	(0.000)[2]	(60)	(60)
7/20/2056	N/A	1,120	3.636 [2]	(4.235)[3]	47	47
					1,090	1,083

1Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
3Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,748,050)	5,720,153
Affiliated Issuers (Cost $22,823)	22,823
Total Investments in Securities	5,742,976
Investment in Vanguard	124
Cash	44
Receivables for Investment Securities Sold	320,147
Receivables for Accrued Income	33,575
Receivables for Capital Shares Issued	5,555
Other Assets	130
Total Assets	6,102,551
Liabilities
Payables for Investment Securities Purchased	297,470
Payables for Capital Shares Redeemed	36,024
Payables for Distributions	2,179
Payables to Vanguard	304
Options Written, at Value (Premiums Received $4,023)	5,076
Variation Margin Payable—Futures Contracts	736
Variation Margin Payable—Centrally Cleared Swap Contracts	3
Total Liabilities	341,792
Net Assets	5,760,759
At July 31, 2026, net assets consisted of:

Paid-in Capital	6,407,428
Total Distributable Earnings (Loss)	(646,669)
Net Assets	5,760,759

Investor Shares—Net Assets
Applicable to 41,614,547 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	407,267
Net Asset Value Per Share—Investor Shares	$9.79

Admiral™ Shares—Net Assets
Applicable to 547,017,531 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,353,492
Net Asset Value Per Share—Admiral Shares	$9.79

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	113,533
Total Income	113,533
Expenses
The Vanguard Group—Note C
Investment Advisory Services	323
Management and Administrative—Investor Shares	383
Management and Administrative—Admiral Shares	2,206
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	135
Custodian Fees	9
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	22
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	3,106
Net Investment Income	110,427
Realized Net Gain (Loss)
Investment Securities Sold[1]	(39,228)
Futures Contracts	(6,917)
Options Purchased	(326)
Options Written	(54)
Swap Contracts	4,875
Realized Net Gain (Loss)	(41,650)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(43,492)
Futures Contracts	(1,438)
Options Purchased	1,111
Options Written	(1,894)
Swap Contracts	22
Change in Unrealized Appreciation (Depreciation)	(45,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,086

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $646, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	110,427	230,952
Realized Net Gain (Loss)	(41,650)	46,218
Change in Unrealized Appreciation (Depreciation)	(45,691)	18,006
Net Increase (Decrease) in Net Assets Resulting from Operations	23,086	295,176
Distributions
Investor Shares	(7,978)	(18,194)
Admiral Shares	(102,114)	(212,907)
Total Distributions	(110,092)	(231,101)
Capital Share Transactions
Investor Shares	(36,554)	(26,071)
Admiral Shares	52,009	(40,279)
Net Increase (Decrease) from Capital Share Transactions	15,455	(66,350)
Total Increase (Decrease)	(71,551)	(2,275)
Net Assets
Beginning of Period	5,832,310	5,834,585
End of Period	5,760,759	5,832,310

See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Treasury Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.93	$9.82	$9.88	$10.00	$10.54	$10.77
Investment Operations
Net Investment Income[1]	.183	.382	.430	.397	.215	.036
Net Realized and Unrealized Gain (Loss) on Investments	(.140)	.110	(.060)	(.120)	(.540)	(.207)
Total from Investment Operations	.043	.492	.370	.277	(.325)	(.171)
Distributions
Dividends from Net Investment Income	(.183)	(.382)	(.430)	(.397)	(.215)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—	(.024)
Total Distributions	(.183)	(.382)	(.430)	(.397)	(.215)	(.059)
Net Asset Value, End of Period	$9.79	$9.93	$9.82	$9.88	$10.00	$10.54
Total Return[2]	0.43%	5.09%	3.83%	2.87%	-3.08%	-1.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$407	$450	$471	$509	$570	$582
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	3.74%	3.86%	4.38%	4.04%	2.12%	0.34%
Portfolio Turnover Rate	353%	421%[4]	348%[4]	314%[4]	284%[4]	213%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 21%, 15%, 23%, 27%, and 4%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Treasury Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.93	$9.82	$9.88	$10.00	$10.54	$10.77
Investment Operations
Net Investment Income[1]	.188	.392	.440	.407	.224	.047
Net Realized and Unrealized Gain (Loss) on Investments	(.140)	.110	(.060)	(.120)	(.539)	(.207)
Total from Investment Operations	.048	.502	.380	.287	(.315)	(.160)
Distributions
Dividends from Net Investment Income	(.188)	(.392)	(.440)	(.407)	(.225)	(.046)
Distributions from Realized Capital Gains	—	—	—	—	—	(.024)
Total Distributions	(.188)	(.392)	(.440)	(.407)	(.225)	(.070)
Net Asset Value, End of Period	$9.79	$9.93	$9.82	$9.88	$10.00	$10.54
Total Return[2]	0.48%	5.19%	3.94%	2.97%	-2.99%	-1.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,353	$5,382	$5,363	$5,598	$6,175	$6,851
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	3.85%	3.96%	4.48%	4.14%	2.20%	0.44%
Portfolio Turnover Rate	353%	421%[4]	348%[4]	314%[4]	284%[4]	213%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 21%, 15%, 23%, 27%, and 4%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Treasury Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate
13

Short-Term Treasury Fund
and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 12% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The
14

Short-Term Treasury Fund
value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2026, the fund’s average amounts of investments in interest rate swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $124,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Short-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,631,680	—	5,631,680
Asset-Backed/Commercial Mortgage-Backed Securities	—	84,413	—	84,413
Temporary Cash Investments	22,823	—	—	22,823
Options Purchased	365	3,695	—	4,060
Total	23,188	5,719,788	—	5,742,976

Derivative Financial Instruments
Assets
Futures Contracts[1]	459	—	—	459
Swap Contracts[1]	—	3,172	—	3,172
Total	459	3,172	—	3,631
Liabilities
Options Written	(96)	(4,980)	—	(5,076)
Futures Contracts[1]	(2,160)	—	—	(2,160)
Swap Contracts[1]	—	(2,089)	—	(2,089)
Total	(2,256)	(7,069)	—	(9,325)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,771,089
Gross Unrealized Appreciation	6,400
Gross Unrealized Depreciation	(40,207)
Net Unrealized Appreciation (Depreciation)	(33,807)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $575,934,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended July 31, 2026, the fund purchased $20,401,926,000 of investment securities and sold $20,323,965,000 of investment securities, other than temporary cash investments.
G.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	49,710	5,036	152,279	15,381
Issued in Lieu of Cash Distributions	7,338	744	16,816	1,696
Redeemed	(93,602)	(9,490)	(195,166)	(19,705)
Net Increase (Decrease)—Investor Shares	(36,554)	(3,710)	(26,071)	(2,628)
Admiral Shares
Issued	550,773	55,840	1,405,159	141,866
Issued in Lieu of Cash Distributions	89,262	9,054	186,090	18,770
Redeemed	(588,026)	(59,633)	(1,631,528)	(164,816)
Net Increase (Decrease)—Admiral Shares	52,009	5,261	(40,279)	(4,180)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
16

Short-Term Treasury Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99052 092026
17

Financial Statements
For the six-months ended July 31, 2026
Vanguard High-Yield Corporate Fund

Contents
Financial Statements	1

High-Yield Corporate Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.6%)
U.S. Government Securities (5.6%)
[1]	United States Treasury Note/Bond	2.750%	7/31/2027	166,250	163,919
	United States Treasury Note/Bond	0.375%	9/30/2027	14,000	13,401
[2]	United States Treasury Note/Bond	3.500%	9/30/2027	81,000	80,364
	United States Treasury Note/Bond	0.500%	10/31/2027	29,365	28,053
	United States Treasury Note/Bond	3.500%	10/31/2027	24,502	24,286
	United States Treasury Note/Bond	4.125%	10/31/2027	5,372	5,366
	United States Treasury Note/Bond	3.375%	11/30/2027	119,486	118,179
	United States Treasury Note/Bond	4.250%	1/15/2028	27,568	27,559
	United States Treasury Note/Bond	3.500%	1/31/2028	12,474	12,338
	United States Treasury Note/Bond	4.250%	2/15/2028	4,100	4,099
[1,3]	United States Treasury Note/Bond	1.250%	3/31/2028	56,545	53,844
	United States Treasury Note/Bond	3.750%	4/15/2028	10,050	9,964
	United States Treasury Note/Bond	3.500%	4/30/2028	165,500	163,360
	United States Treasury Note/Bond	3.625%	5/31/2028	11,000	10,876
	United States Treasury Note/Bond	3.375%	9/15/2028	50,500	49,569
	United States Treasury Note/Bond	1.250%	9/30/2028	8,900	8,342
	United States Treasury Note/Bond	4.625%	9/30/2028	6,400	6,441
	United States Treasury Note/Bond	3.500%	11/15/2028	52,250	51,336
[1]	United States Treasury Note/Bond	4.000%	1/31/2029	16,067	15,945
	United States Treasury Note/Bond	2.625%	2/15/2029	8,000	7,676
	United States Treasury Note/Bond	3.500%	2/15/2029	38,313	37,559
	United States Treasury Note/Bond	4.125%	3/31/2029	4,601	4,577
	United States Treasury Note/Bond	2.875%	4/30/2029	5,800	5,584
	United States Treasury Note/Bond	2.750%	5/31/2029	5,700	5,463
	United States Treasury Note/Bond	4.500%	5/31/2029	32	32
	United States Treasury Note/Bond	4.000%	7/31/2029	49,000	48,533
	United States Treasury Note/Bond	3.125%	8/31/2029	15,154	14,625
	United States Treasury Note/Bond	3.625%	8/31/2029	5,200	5,093
	United States Treasury Note/Bond	3.500%	9/30/2029	9,567	9,328
	United States Treasury Note/Bond	3.875%	9/30/2029	19,600	19,324
	United States Treasury Note/Bond	4.000%	10/31/2029	13,140	12,998
[2]	United States Treasury Note/Bond	4.125%	10/31/2029	18,400	18,270
	United States Treasury Note/Bond	3.875%	11/30/2029	7,622	7,507
	United States Treasury Note/Bond	4.125%	11/30/2029	11,438	11,354
	United States Treasury Note/Bond	3.875%	12/31/2029	3,300	3,248
	United States Treasury Note/Bond	3.500%	1/31/2030	4,700	4,568
	United States Treasury Note/Bond	4.250%	1/31/2030	4,000	3,984
	United States Treasury Note/Bond	1.500%	2/15/2030	8,900	8,072
	United States Treasury Note/Bond	3.625%	3/31/2030	54,500	53,105
	United States Treasury Note/Bond	4.000%	3/31/2030	3,300	3,258
	United States Treasury Note/Bond	3.500%	4/30/2030	18,312	17,755
	United States Treasury Note/Bond	3.875%	4/30/2030	9,500	9,335
	United States Treasury Note/Bond	3.750%	6/30/2030	3,614	3,531
	United States Treasury Note/Bond	3.875%	6/30/2030	95,000	93,234
	United States Treasury Note/Bond	4.000%	7/31/2030	9,906	9,763
	United States Treasury Note/Bond	4.125%	8/31/2030	15,550	15,382
	United States Treasury Note/Bond	4.625%	9/30/2030	3,263	3,290
	United States Treasury Note/Bond	3.500%	11/30/2030	21,326	20,564
	United States Treasury Note/Bond	4.375%	11/30/2030	31,554	31,498
	United States Treasury Note/Bond	3.750%	12/31/2030	10,000	9,735
	United States Treasury Note/Bond	3.750%	1/31/2031	21,464	20,884
	United States Treasury Note/Bond	3.500%	2/28/2031	30,716	29,565
	United States Treasury Note/Bond	4.375%	1/31/2032	12,647	12,588
[2]	United States Treasury Note/Bond	4.125%	2/29/2032	19,785	19,450
	United States Treasury Note/Bond	2.000%	11/15/2041	17,000	11,311
	United States Treasury Note/Bond	3.125%	11/15/2041	4,655	3,664
	United States Treasury Note/Bond	3.250%	5/15/2042	1,017	806
	United States Treasury Note/Bond	3.375%	8/15/2042	1,168	937
[1]	United States Treasury Note/Bond	1.250%	5/15/2050	8,675	3,901
1

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.500%	11/15/2054	300	266
Total U.S. Government and Agency Obligations (Cost $1,463,781)					1,448,858
Corporate Bonds (85.7%)
Communications (13.4%)
[4]	Altice France SA	9.500%	11/1/2029	172	174
[4]	Altice France SA	6.875%	10/15/2030	26,302	25,677
[4]	Altice France SA	6.500%	4/15/2032	64,162	62,134
[4]	Altice France SA	6.875%	7/15/2032	28,528	27,700
	AMC Global Media Inc.	4.250%	2/15/2029	1,130	996
[4]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	12,325	12,052
[4,5]	Banijay Entertainment SAS	7.000%	5/1/2029	14,790	17,468
[4]	Banijay Entertainment SAS	8.125%	5/1/2029	29,875	30,701
	Belo Corp.	7.750%	6/1/2027	24,745	25,231
	Belo Corp.	7.250%	9/15/2027	11,942	12,217
[4]	Black Pearl Compute LLC	6.125%	2/15/2031	71,567	71,436
[4]	Cable One Inc.	4.000%	11/15/2030	18,018	6,682
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	17,518	17,483
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	9,700	9,592
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	40,220	39,110
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/2029	40,000	39,755
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	18,030	16,848
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	89,295	81,529
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	129,720	114,846
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	48,650	48,428
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	14,065	12,290
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	130,396	112,470
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	33,556	32,148
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/2034	43,925	35,932
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	2/1/2036	26,915	25,630
[4,6]	Cipher Compute LLC	7.125%	11/15/2030	27,855	28,414
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	28,670	29,775
[4]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	49,965	51,535
[4]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	29,185	30,631
[4]	CSC Holdings LLC	5.500%	4/15/2027	13,190	8,160
[4]	CSC Holdings LLC	5.375%	2/1/2028	3,470	2,010
[4]	CSC Holdings LLC	11.250%	5/15/2028	4,770	2,774
[4]	CSC Holdings LLC	11.750%	1/31/2029	10,767	6,166
[4]	CSC Holdings LLC	4.125%	12/1/2030	27,928	15,697
[4]	CSC Holdings LLC	3.375%	2/15/2031	27,720	15,542
[4]	CSC Holdings LLC	4.500%	11/15/2031	32,840	18,621
[4]	Directv Financing LLC	8.875%	2/1/2030	65,095	66,360
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	5,546	5,540
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	55,422	57,912
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	9.250%	6/1/2032	50,414	51,602
	Discovery Communications LLC	3.625%	5/15/2030	17,425	16,087
	Discovery Global Holdings Inc.	4.054%	3/15/2029	17,150	16,834
	Discovery Global Holdings Inc.	4.279%	3/15/2032	79,571	70,597
	Discovery Global Holdings Inc.	5.050%	3/15/2042	97,656	68,162
	Discovery Global Holdings Inc.	5.141%	3/15/2052	20,850	13,337
	EchoStar Corp.	10.750%	11/30/2029	33,510	36,242
[7]	EchoStar Corp., 6.750% PIK or 6.750% Cash	6.750%	11/30/2030	4,590	4,655
[4]	EW Scripps Co.	9.875%	8/15/2030	17,750	15,490
[4]	Fibercop SpA	6.375%	11/15/2033	4,550	4,480
[4]	Fibercop SpA	6.000%	9/30/2034	17,592	16,951
[4]	Fibercop SpA	7.200%	7/18/2036	27,973	28,398
[4]	Fibercop SpA	7.721%	6/4/2038	15,030	15,583
[4]	Flash Compute LLC	7.250%	12/31/2030	6,975	7,045
[4]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/2029	28,290	26,572
[4]	Iliad Holding SAS	7.000%	10/15/2028	42,275	42,384
[4,5]	Iliad Holding SAS	5.375%	4/15/2030	7,665	9,007
[4]	Iliad Holding SAS	8.500%	4/15/2031	52,080	54,790
[4]	Iliad Holding SAS	7.000%	4/15/2032	20,000	20,185
	Lamar Media Corp.	3.750%	2/15/2028	30,000	29,371
	Lamar Media Corp.	4.875%	1/15/2029	1,820	1,797
	Lamar Media Corp.	4.000%	2/15/2030	62,275	59,412
	Lamar Media Corp.	3.625%	1/15/2031	49,823	46,224
[4]	Level 3 Financing Inc.	3.625%	1/15/2029	1	1
[4]	Level 3 Financing Inc.	3.875%	11/15/2029	2,930	2,819
[4]	Level 3 Financing Inc.	6.875%	6/30/2033	67,105	67,954
2

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Level 3 Financing Inc.	7.000%	3/31/2034	24,500	24,938
[4]	Level 3 Financing Inc.	8.500%	1/15/2036	35,860	37,288
[4]	Level 3 Financing Inc.	7.500%	2/15/2037	16,700	16,580
[4]	Match Group Holdings II LLC	4.625%	6/1/2028	16,238	15,990
[4]	Match Group Holdings II LLC	5.625%	2/15/2029	2,985	2,976
[4]	Match Group Holdings II LLC	4.125%	8/1/2030	12,653	11,839
[4]	Meridian Arc Holdco LLC	6.250%	4/30/2031	140,545	135,100
[4]	Midcontinent Communications	8.000%	8/15/2032	30,885	26,237
[4]	Nexstar Media Inc.	6.500%	9/15/2033	22,743	22,636
[4]	Nexstar Media Inc.	7.250%	4/15/2034	9,840	9,865
[4,5]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	14,600	17,580
[4]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	37,920	39,316
[4]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	14,855	15,635
[4,5]	Odido Group Holding BV	5.500%	1/15/2030	9,150	10,516
[4,5]	Odido Holding BV	3.750%	1/15/2029	33,365	38,221
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/2030	18,353	17,743
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/2031	9,270	9,597
	Paramount Global	4.200%	6/1/2029	26,558	25,201
	Paramount Global	7.875%	7/30/2030	12,075	12,559
	Paramount Global	4.200%	5/19/2032	18,131	15,392
	Paramount Global	5.500%	5/15/2033	4,700	4,101
	Paramount Global	6.875%	4/30/2036	14,900	13,599
	Paramount Global	4.850%	7/1/2042	9,895	6,391
	Paramount Global	4.375%	3/15/2043	35,475	21,648
	Paramount Global	5.850%	9/1/2043	25,340	17,940
	Paramount Global	4.950%	5/19/2050	9,735	5,879
	Paramount Global	6.250%	2/28/2057	27,891	21,905
	Paramount Global	6.375%	3/30/2062	20,875	17,266
[4]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	43,153	40,592
[4]	ROBLOX Corp.	3.875%	5/1/2030	40,665	37,998
	Rogers Communications Inc.	7.000%	4/15/2055	6,502	6,535
	Rogers Communications Inc.	7.125%	4/15/2055	12,365	12,417
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	41,379	37,788
[4]	Sirius XM Radio LLC	4.000%	7/15/2028	15,300	14,884
[4]	Sirius XM Radio LLC	4.125%	7/1/2030	12,320	11,521
[4]	Sirius XM Radio LLC	3.875%	9/1/2031	2,680	2,419
[4]	Stingray Compute LLC	6.000%	6/15/2031	45,238	44,205
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	70,361	66,026
[4,6]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	13,718	12,755
	Telecom Italia Capital SA	6.375%	11/15/2033	1,185	1,223
	Telecom Italia Capital SA	6.000%	9/30/2034	1,358	1,373
	Telecom Italia Capital SA	7.200%	7/18/2036	14,633	15,793
	Telecom Italia Capital SA	7.721%	6/4/2038	7,265	8,126
[4,5]	United Group BV	6.500%	10/31/2031	39,530	46,543
[4,5]	United Group BV	6.250%	1/31/2032	10,630	12,266
[4,5]	United Group BV	6.375%	5/14/2033	12,400	14,231
[4]	Univision Communications Inc.	4.500%	5/1/2029	19,410	18,404
[4]	Univision Communications Inc.	7.375%	6/30/2030	19,610	19,518
[4]	Univision Communications Inc.	8.500%	7/31/2031	67,811	67,683
[4]	Univision Communications Inc.	9.375%	8/1/2032	18,745	18,757
[4]	Univision Communications Inc.	8.875%	4/15/2033	20,025	19,391
[4]	Versant Media Group Inc.	7.250%	1/30/2031	38,105	39,311
[4]	Virgin Media Finance plc	5.000%	7/15/2030	1,470	904
[4]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	7,835	5,029
[4]	Virgin Media Secured Finance plc	5.500%	5/15/2029	38,280	34,368
[4]	Virgin Media Secured Finance plc	4.500%	8/15/2030	26,185	21,514
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	41,882	33,039
[4]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	33,179	26,553
[4]	VZ Secured Financing BV	5.000%	1/15/2032	39,787	32,628
[4]	VZ Secured Financing BV	7.500%	1/15/2033	22,495	20,200
[4]	WULF Compute LLC	7.750%	10/15/2030	86,340	89,700
[4]	Ziggo BV	4.875%	1/15/2030	37,215	33,558
					3,424,835
Consumer Discretionary (15.7%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	38,422	37,697
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	4,950	4,886
[4]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/2029	11,215	10,752
[4]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	37,337	37,732
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	34,680	34,622
3

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	123,929	116,679
[4]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	12,398	12,341
[4]	Academy Ltd.	5.875%	5/15/2031	15,510	15,345
[4]	Acushnet Co.	5.625%	12/1/2033	8,596	8,434
[4]	Adient Global Holdings Ltd.	7.500%	2/15/2033	17,890	18,469
	Advance Auto Parts Inc.	3.900%	4/15/2030	5,355	5,016
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	11,011	11,285
[4]	Advance Auto Parts Inc.	7.375%	8/1/2033	10,017	10,337
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	11,606	11,228
[4]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	34,435	34,255
[4]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	43,015	42,333
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	21,419	21,094
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	46,432	44,056
	Asbury Automotive Group Inc.	4.500%	3/1/2028	22,880	22,632
[4]	Asbury Automotive Group Inc.	4.625%	11/15/2029	33,500	32,548
	Asbury Automotive Group Inc.	4.750%	3/1/2030	11,463	11,128
[4]	Asbury Automotive Group Inc.	5.000%	2/15/2032	35,440	33,762
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/2029	5,580	5,362
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/2030	34,479	32,762
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	4.750%	4/1/2028	37,425	36,842
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	5.375%	3/1/2029	37,115	36,149
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.250%	1/15/2030	2,735	2,794
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.000%	2/15/2031	23,315	23,276
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/2032	22,050	21,969
[5]	Avis Budget Finance plc	7.000%	2/28/2029	6,750	7,836
[4,5]	Banijay Gaming SAS	5.125%	12/10/2031	6,275	7,304
[4]	Bath & Body Works Inc.	6.625%	10/1/2030	9,860	10,020
	Bath & Body Works Inc.	6.875%	11/1/2035	13,991	14,142
	Bath & Body Works Inc.	6.750%	7/1/2036	7,515	7,426
[4,5]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	18,275	21,176
[4,7]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	51,830	55,652
[4]	Belron UK Finance plc	5.750%	10/15/2029	53,115	53,105
[4,5]	Bertrand Franchise Finance SAS	6.500%	7/18/2030	11,925	13,847
[4,5,8]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	6.235%	7/18/2030	18,790	21,638
	Boyd Gaming Corp.	4.750%	12/1/2027	85,160	84,743
[4]	Boyd Gaming Corp.	4.750%	6/15/2031	14,505	13,853
[4]	Brightstar Lottery plc / Brightstar Global Solutions Corp.	5.750%	1/15/2033	13,060	12,594
[4]	Builders FirstSource Inc.	5.000%	3/1/2030	13,400	12,999
[4]	Builders FirstSource Inc.	4.250%	2/1/2032	65,550	59,658
[4]	Builders FirstSource Inc.	6.375%	3/1/2034	31,575	31,013
[4]	Builders FirstSource Inc.	6.750%	5/15/2035	8,405	8,318
[4]	Caesars Entertainment Inc.	4.625%	10/15/2029	3,250	3,093
[4]	Caesars Entertainment Inc.	7.000%	2/15/2030	42,285	42,441
[4]	Caesars Entertainment Inc.	6.500%	2/15/2032	22,105	21,149
[4]	Carnival Corp. Ltd.	4.000%	8/1/2028	30,895	30,260
[4]	Carnival Corp. Ltd.	5.125%	5/1/2029	21,840	21,676
[4]	Carnival Corp. Ltd.	5.750%	3/15/2030	23,330	23,388
[4]	Carnival Corp. Ltd.	5.875%	6/15/2031	17,198	17,245
[4]	Century Communities Inc.	3.875%	8/15/2029	34,362	32,601
[4]	Century Communities Inc.	6.625%	9/15/2033	14,960	15,017
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	4,038	4,215
[4]	Churchill Downs Inc.	5.500%	4/1/2027	5,802	5,806
[4]	Churchill Downs Inc.	4.750%	1/15/2028	8,415	8,335
[4]	Churchill Downs Inc.	5.750%	4/1/2030	34,716	34,624
[4]	Churchill Downs Inc.	6.750%	5/1/2031	4,860	4,929
[4]	Cinemark USA Inc.	5.250%	7/15/2028	36,520	36,305
[4]	Cinemark USA Inc.	7.000%	8/1/2032	13,935	14,305
[4,5]	Cirsa Finance International Sarl	4.625%	7/20/2032	7,200	8,272
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/2028	28,505	28,909
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	17,111	17,561
[4,5]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	22,335	25,780
[5]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	2,600	3,001
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	22,240	22,535
[4]	CP Atlas Buyer Inc.	9.750%	7/15/2030	29,265	26,335
[4,7]	CP Atlas Buyer Inc., 5.750% PIK and 7.000% Cash	12.750%	1/15/2031	19,909	13,672
[4]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.125%	4/15/2031	3,050	3,030
	Dana Inc.	4.250%	9/1/2030	3,532	3,526
	Dana Inc.	4.500%	2/15/2032	6,727	6,710
[4]	Flutter Treasury DAC	5.875%	6/4/2031	16,405	16,224
[4]	Forvia SE	8.000%	6/15/2030	31,375	32,969
4

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Forvia SE	5.375%	3/15/2031	5,075	5,934
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	5,685	5,677
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	35,121	33,655
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	21,990	21,259
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	15,150	13,615
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	37,220	38,165
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	9,860	8,590
[4]	Great Canadian Gaming Corp. / Raptor LLC	8.750%	11/15/2029	20,000	20,185
	Griffon Corp.	5.750%	3/1/2028	14,690	14,688
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	4,755	4,561
[4]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	18,673	18,501
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	16,120	16,111
[4]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	24,090	23,882
[4]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	11,635	11,391
[4,5,7]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	1,800	2,157
[4,7]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	6,743	6,993
	KB Home	4.800%	11/15/2029	9,800	9,513
	KB Home	4.000%	6/15/2031	22,070	20,377
[4]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	24,360	24,279
[4]	LBM Acquisition LLC	6.250%	1/15/2029	33,235	21,421
[4]	LBM Acquisition LLC	9.500%	6/15/2031	26,645	22,487
[4]	LCM Investments Holdings II LLC	4.875%	5/1/2029	14,550	14,206
[4]	LCM Investments Holdings II LLC	8.250%	8/1/2031	37,625	39,212
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	9,535	9,368
[4]	Lithia Motors Inc.	4.625%	12/15/2027	53,445	53,192
[4]	Lithia Motors Inc.	3.875%	6/1/2029	3,463	3,324
[4]	Lithia Motors Inc.	4.375%	1/15/2031	17,655	16,722
[4]	Live Nation Entertainment Inc.	3.750%	1/15/2028	5,468	5,354
[4]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	2,796	2,710
[4]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	23,575	22,732
[4]	Men's Wearhouse LLC	9.000%	2/1/2031	5,250	5,593
[4]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/2031	850	665
[4]	MGM China Holdings Ltd.	7.125%	6/26/2031	4,980	5,105
[4]	MGM China Holdings Ltd.	6.250%	5/15/2033	16,015	15,384
[4]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	21,494	21,176
[5]	Motion Finco Sarl	7.375%	6/15/2030	11,285	10,736
[4]	Motion Finco Sarl	8.375%	2/15/2032	15,225	11,938
[4]	NCL Corp. Ltd.	7.750%	2/15/2029	15,895	16,505
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	32,510	31,088
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	54,060	52,986
[4]	NCL Corp. Ltd.	6.250%	9/15/2033	23,100	21,952
[4]	NCL Finance Ltd.	6.125%	3/15/2028	1,880	1,890
	Newell Brands Inc.	6.375%	9/15/2027	12,923	13,006
[4]	Newell Brands Inc.	8.500%	6/1/2028	42,025	43,876
	Newell Brands Inc.	6.625%	9/15/2029	19,212	19,447
	Newell Brands Inc.	6.375%	5/15/2030	20,920	21,136
	Newell Brands Inc.	6.625%	5/15/2032	17,010	17,195
	Newell Brands Inc.	7.375%	4/1/2036	9,593	9,678
	Newell Brands Inc.	7.500%	4/1/2046	11,101	10,300
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	7,090	7,047
[4]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	7,850	7,647
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	34,335	33,525
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	19,075	18,718
[4]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	24,250	24,839
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	26,743	27,623
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	17,415	18,348
[4]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	8,960	8,960
[4]	Petco Health & Wellness Co. Inc.	8.250%	2/1/2031	52,975	53,152
[4]	Pioneer Opco LLC	7.000%	5/15/2033	10,942	11,066
[4]	QXO Building Products Inc.	6.500%	7/15/2031	25,585	25,681
[4]	QXO Building Products Inc.	6.750%	4/30/2032	51,635	52,743
[4]	QXO Building Products Inc.	6.875%	7/15/2034	8,960	8,976
[4]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	10,139	10,185
	Service Corp. International	4.625%	12/15/2027	9,095	9,039
	Service Corp. International	5.125%	6/1/2029	39,290	38,977
	Service Corp. International	3.375%	8/15/2030	28,585	26,443
	Service Corp. International	4.000%	5/15/2031	55,730	52,092
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	36,686	35,241
[4]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	26,695	27,000
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	48,110	48,447
5

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/2029	36,145	34,335
[4]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/2027	36,669	36,474
[4]	Staples Inc.	10.750%	9/1/2029	68,422	65,480
[4]	Studio City Finance Ltd.	6.500%	1/15/2028	3,650	3,640
[4]	Studio City Finance Ltd.	5.000%	1/15/2029	26,027	24,797
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	18,142	18,102
[4]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	15,805	16,186
[4]	Vail Resorts Inc.	5.625%	7/15/2030	14,380	14,326
[4]	Vail Resorts Inc.	6.500%	5/15/2032	14,765	14,947
[4]	Victoria's Secret & Co.	4.625%	7/15/2029	20,756	20,160
[4]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/2029	14,125	14,397
[4]	Viking Cruises Ltd.	7.000%	2/15/2029	4,625	4,632
[4]	Viking Cruises Ltd.	9.125%	7/15/2031	26,220	27,470
[4]	Viking Cruises Ltd.	5.875%	10/15/2033	38,390	37,973
[4]	Wayfair LLC	7.250%	10/31/2029	28,740	29,598
[4]	Wayfair LLC	7.750%	9/15/2030	42,343	44,360
[4]	Wayfair LLC	6.750%	11/15/2032	23,400	23,891
[4]	Wayfair LLC	7.125%	5/31/2034	26,153	26,868
	Whirlpool Corp.	6.125%	6/15/2030	5,770	5,247
[4]	Whirlpool Corp.	7.500%	7/1/2031	7,505	7,458
	Whirlpool Corp.	6.500%	6/15/2033	13,701	11,607
[4]	Whirlpool Corp.	7.875%	7/1/2034	3,230	3,059
[4]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	6,816	6,632
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/2027	46,165	46,140
[4]	Wynn Macau Ltd.	5.500%	10/1/2027	27,375	27,270
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	45,454	45,058
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	31,485	30,483
[4]	Wynn Macau Ltd.	6.750%	2/15/2034	27,224	26,716
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/2029	6,697	6,628
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/2031	50,860	53,284
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/2033	25,645	25,420
[4]	Yum! Brands Inc.	4.750%	1/15/2030	39,610	38,771
	Yum! Brands Inc.	3.625%	3/15/2031	41,557	38,368
	Yum! Brands Inc.	4.625%	1/31/2032	14,640	13,918
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	86,305	86,775
[4]	ZF North America Capital Inc.	6.875%	4/23/2032	6,813	6,686
					4,017,844
Consumer Staples (3.4%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	12,300	12,381
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	3,495	3,362
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.750%	3/31/2034	19,275	17,921
[4]	B&G Foods Inc.	8.000%	9/15/2028	34,675	33,939
[9]	Bellis Acquisition Co. plc	8.125%	5/14/2030	30,725	38,718
[5]	Bellis Acquisition Co. plc	8.000%	7/1/2031	18,800	20,928
[4,5]	Boots Group Finco LP	5.375%	8/31/2032	13,245	15,571
[4]	Chobani LLC / Chobani Finance Corp. Inc.	6.375%	4/15/2034	33,425	33,535
[4]	Darling Ingredients Inc.	5.250%	4/15/2027	8,820	8,819
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	57,336	56,736
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	71,561	68,942
[4]	Energizer Holdings Inc.	6.000%	9/15/2033	9,955	9,457
[4,5]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	7,900	8,819
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	68,067	66,416
[4]	Industrial F&B Investments III Inc.	7.750%	2/11/2033	25,089	25,454
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	33,526	34,925
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	7.125%	4/30/2033	8,110	8,245
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	5,974	5,929
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	32,663	31,119
[4]	Opal Bidco SAS	6.500%	3/31/2032	23,220	23,375
[4]	Performance Food Group Inc.	4.250%	8/1/2029	45,029	43,534
[4]	Performance Food Group Inc.	6.125%	9/15/2032	18,750	18,821
[4]	Performance Food Group Inc.	5.625%	3/1/2034	55,310	53,644
[4]	Post Holdings Inc.	4.625%	4/15/2030	45,559	43,882
[4]	Post Holdings Inc.	4.500%	9/15/2031	30,840	28,618
[4]	Post Holdings Inc.	6.250%	2/15/2032	17,455	17,554
[4]	Post Holdings Inc.	6.375%	3/1/2033	15,596	15,365
[4]	Post Holdings Inc.	6.250%	10/15/2034	9,645	9,376
[4]	Post Holdings Inc.	6.500%	3/15/2036	40,075	39,089
[4]	US Foods Inc.	6.875%	9/15/2028	2,254	2,298
[4]	US Foods Inc.	4.750%	2/15/2029	27,918	27,517
6

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	US Foods Inc.	4.625%	6/1/2030	13,663	13,274
[4]	US Foods Inc.	7.250%	1/15/2032	6,920	7,151
[4]	US Foods Inc.	5.750%	4/15/2033	27,060	26,834
					871,548
Energy (10.5%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	7,782	7,781
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/2029	12,375	12,337
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	42,435	43,181
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	10/15/2033	37,205	36,570
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	7/1/2034	24,985	24,457
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	42,805	43,070
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	6,630	6,658
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	24,248	24,899
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	8,998	9,243
	Buckeye Partners LP	3.950%	12/1/2026	21,628	21,514
	Buckeye Partners LP	4.125%	12/1/2027	27,120	26,666
[4]	Buckeye Partners LP	4.500%	3/1/2028	82,078	81,078
[4]	Buckeye Partners LP	6.875%	7/1/2029	28,275	28,921
[4]	Buckeye Partners LP	6.750%	2/1/2030	25,250	25,903
	Buckeye Partners LP	5.850%	11/15/2043	16,000	14,256
[4]	California Resources Corp.	7.000%	1/15/2034	8,184	8,013
[4]	Chord Energy Corp.	6.000%	10/1/2030	25,950	26,059
[4]	CNX Resources Corp.	7.375%	1/15/2031	9,585	9,801
[4]	CNX Resources Corp.	7.250%	3/1/2032	27,744	28,513
[4]	CNX Resources Corp.	5.875%	3/1/2034	9,108	8,822
[4]	Crescent Energy Finance LLC	7.875%	4/15/2032	32,900	33,510
[4]	DT Midstream Inc.	4.125%	6/15/2029	27,644	26,964
[4]	DT Midstream Inc.	4.375%	6/15/2031	36,585	34,997
	EQT Corp.	4.750%	1/15/2031	24,762	24,342
[4]	Excelerate Energy LP	8.000%	5/15/2030	8,007	8,403
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/2029	23,490	24,208
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/2032	2,935	3,030
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	12,015	12,498
	Genesis Energy LP / Genesis Energy Finance Corp.	6.750%	3/15/2034	7,590	7,568
[4]	Harvest Midstream I LP	6.750%	5/15/2034	17,280	17,353
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	12,033	12,250
[4]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	24,890	25,724
[4]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	57,725	58,372
[4]	Howard Midstream Energy Partners LLC	6.625%	1/15/2035	32,518	32,504
[4]	Kinetik Holdings LP	6.625%	12/15/2028	21,780	22,143
[4]	Kinetik Holdings LP	5.875%	6/15/2030	4,441	4,446
[4,10]	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.	6.625%	8/15/2034	3,995	3,997
[4]	Matador Resources Co.	6.500%	4/15/2032	27,887	27,843
[4]	Matador Resources Co.	6.250%	4/15/2033	41,843	41,174
[4]	Matador Resources Co.	6.000%	4/15/2034	41,195	39,823
[4]	Noble Finance II LLC	8.000%	4/15/2030	44,019	45,506
[4]	Noble Finance II LLC	6.250%	6/15/2034	20,178	19,587
[4]	Northriver Midstream Finance LP	6.750%	7/15/2032	61,385	61,783
	Ovintiv Inc.	7.375%	11/1/2031	24,208	26,446
[4]	Permian Resources Operating LLC	5.875%	7/1/2029	41,720	41,753
[4]	Permian Resources Operating LLC	7.000%	1/15/2032	33,205	34,365
[4]	Permian Resources Operating LLC	6.250%	2/1/2033	18,550	18,881
[4]	Range Resources Corp.	4.750%	2/15/2030	61,366	59,760
[4]	Rockies Express Pipeline LLC	4.950%	7/15/2029	6,723	6,636
[4]	Rockies Express Pipeline LLC	4.800%	5/15/2030	3,250	3,164
[4]	Rockies Express Pipeline LLC	6.750%	3/15/2033	35,882	36,482
[4]	Rockies Express Pipeline LLC	7.500%	7/15/2038	4,100	4,309
[4]	Seadrill Finance Ltd.	6.750%	7/15/2034	10,833	10,428
	SM Energy Co.	6.625%	1/15/2027	1,295	1,298
	SM Energy Co.	6.500%	7/15/2028	17,875	17,908
[4]	SM Energy Co.	6.750%	8/1/2029	42,155	42,763
[4]	SM Energy Co.	8.625%	11/1/2030	4,517	4,742
[4]	SM Energy Co.	8.750%	7/1/2031	13,923	14,562
[4]	SM Energy Co.	7.000%	8/1/2032	75,982	77,187
[4]	SM Energy Co.	9.625%	6/15/2033	13,048	14,352
[4]	SM Energy Co.	6.625%	4/15/2034	42,660	42,409
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	9,588	10,101
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	6,785	7,054
[4]	Sunoco LP	7.000%	5/1/2029	15,350	15,684
7

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Sunoco LP	4.500%	10/1/2029	9,825	9,551
[4]	Sunoco LP	4.625%	5/1/2030	1,945	1,875
[4]	Sunoco LP	5.625%	3/15/2031	25,735	25,408
[4]	Sunoco LP	5.375%	7/15/2031	38,405	37,700
[4]	Sunoco LP	7.250%	5/1/2032	14,320	14,784
[4]	Sunoco LP	6.625%	8/15/2032	4,675	4,723
[4]	Sunoco LP	6.250%	7/1/2033	22,420	22,474
[4]	Sunoco LP	5.875%	3/15/2034	18,425	18,044
[4]	Sunoco LP	5.625%	7/15/2034	40,200	38,901
[4]	Sunoco LP	7.875%	Perpetual	11,945	12,245
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	11,360	11,364
[4]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/2028	9,705	9,873
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	23,685	23,046
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/2030	36,380	35,112
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	31,282	31,977
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	13,022	12,930
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	15,941	16,035
[4]	Talos Production Inc.	8.000%	7/15/2034	60,585	61,138
[4]	Transocean International Ltd.	8.250%	5/15/2029	10,110	10,412
[4]	Transocean International Ltd.	8.750%	2/15/2030	59,955	62,211
[4]	Transocean International Ltd.	8.500%	5/15/2031	22,262	23,223
[4]	Transocean International Ltd.	7.875%	10/15/2032	5,505	5,735
[4]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/2029	49,312	50,335
[4]	USA Compression Partners LP / USA Compression Finance Corp.	6.250%	10/1/2033	34,980	34,423
[4]	Valaris Ltd.	8.375%	4/30/2030	31,576	32,696
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	29,600	28,181
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	19,695	20,024
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	20,170	18,708
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	21,215	18,628
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	45,558	48,832
[4]	Venture Global LNG Inc.	7.000%	1/15/2030	9,490	9,641
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	42,253	43,664
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	44,245	47,114
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	20,205	20,523
[4]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	8,115	8,808
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	75,438	77,865
[4]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	54,627	56,376
[4]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	8,435	9,338
[4]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	64,088	67,097
[4]	Weatherford International Ltd.	6.750%	10/15/2033	33,285	33,685
					2,680,750
Financials (9.2%)
[4]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/2029	90,825	84,580
[4]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/2032	14,675	13,499
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/2027	9,650	9,539
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	38,525	38,731
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	16,850	17,108
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/2031	14,900	14,896
[4]	AmWINS Group Inc.	6.375%	2/15/2029	17,235	17,327
[4]	AmWINS Group Inc.	4.875%	6/30/2029	11,144	10,733
[4]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	66,300	67,041
[4]	Asurion LLC / Asurion Co-Issuer Inc.	8.375%	2/1/2034	78,905	71,909
[4]	Block Inc.	5.625%	8/15/2030	17,520	17,436
	Block Inc.	6.500%	5/15/2032	77,670	78,535
[4]	Block Inc.	6.000%	8/15/2033	12,465	12,371
[4]	Burford Capital Global Finance LLC	6.250%	4/15/2028	3,960	3,904
[4]	Burford Capital Global Finance LLC	9.250%	7/1/2031	3,960	3,873
[4]	Burford Capital Global Finance LLC	8.500%	1/15/2034	15,450	13,379
[4]	CRC Insurance Group LLC	7.125%	6/1/2031	69,344	69,250
[4]	Credit Acceptance Corp.	9.250%	12/15/2028	34,155	35,391
[4]	Credit Acceptance Corp.	6.625%	3/15/2030	63,650	63,660
[4]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	41,466	40,107
[4]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	41,475	39,597
[4]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman / TRS / EF Cayman Non-MTM	7.375%	9/30/2030	8,615	8,570
[4]	FirstCash Inc.	4.625%	9/1/2028	30,765	30,210
[4]	FirstCash Inc.	5.625%	1/1/2030	19,515	19,228
[4]	FirstCash Inc.	6.875%	3/1/2032	13,625	13,832
[4]	FirstCash Inc.	6.125%	5/1/2034	31,205	30,737
[4]	Focus Financial Partners LLC	6.750%	9/15/2031	72,505	72,064
8

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Freedom Mortgage Corp.	6.625%	1/15/2027	26,935	26,973
[4]	Freedom Mortgage Corp.	12.250%	10/1/2030	20,790	22,273
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	23,541	24,300
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	47,635	45,873
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	16,625	17,057
[4]	Freedom Mortgage Holdings LLC	8.000%	2/1/2032	39,165	38,866
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	26,510	26,630
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	36,310	35,051
[4]	GGAM Finance Ltd.	8.000%	2/15/2027	26,758	26,800
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	27,368	28,338
[4]	GGAM Finance Ltd.	6.875%	4/15/2029	17,535	17,839
[4]	GGAM Finance Ltd.	5.875%	3/15/2030	21,995	21,944
[4]	goeasy Ltd.	9.250%	12/1/2028	16,985	16,776
[4]	goeasy Ltd.	7.625%	7/1/2029	20,537	19,540
[4]	goeasy Ltd.	6.875%	5/15/2030	7,005	6,331
[4]	goeasy Ltd.	6.875%	2/15/2031	11,200	9,991
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	42,217	41,825
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	49,221	45,768
[4]	HUB International Ltd.	7.250%	6/15/2030	53,725	55,358
[4]	Nationstar Mortgage Holdings LLC	5.125%	12/15/2030	52,160	51,562
[4]	Nationstar Mortgage Holdings LLC	5.750%	11/15/2031	31,498	32,114
[4]	Nationstar Mortgage Holdings LLC	7.125%	2/1/2032	18,845	18,908
	Navient Corp.	4.875%	3/15/2028	6,790	6,642
	Navient Corp.	5.500%	3/15/2029	39,865	38,253
	Navient Corp.	9.375%	7/25/2030	7,152	7,257
	Navient Corp.	5.625%	8/1/2033	6,576	5,432
	OneMain Finance Corp.	3.500%	1/15/2027	20,735	20,571
	OneMain Finance Corp.	3.875%	9/15/2028	20,205	19,525
	OneMain Finance Corp.	6.625%	5/15/2029	15,010	15,213
	OneMain Finance Corp.	6.125%	5/15/2030	4,345	4,315
	OneMain Finance Corp.	4.000%	9/15/2030	21,800	20,002
	OneMain Finance Corp.	6.750%	3/15/2032	15,735	15,686
	OneMain Finance Corp.	7.125%	9/15/2032	6,555	6,629
	OneMain Finance Corp.	6.500%	3/15/2033	13,605	13,284
	OneMain Finance Corp.	6.750%	9/15/2033	10,661	10,497
[4]	PennyMac Financial Services Inc.	4.250%	2/15/2029	30,140	28,513
[4]	PennyMac Financial Services Inc.	7.875%	12/15/2029	10,660	10,945
[4]	PennyMac Financial Services Inc.	7.125%	11/15/2030	24,620	24,518
[4]	PennyMac Financial Services Inc.	5.750%	9/15/2031	3,885	3,606
[4]	PennyMac Financial Services Inc.	6.875%	5/15/2032	31,490	30,133
[4]	PennyMac Financial Services Inc.	6.875%	2/15/2033	23,215	22,032
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	19,630	20,354
[4]	Rfna LP	7.875%	2/15/2030	26,250	26,232
[4]	Rocket Cos. Inc.	6.500%	8/1/2029	13,955	14,162
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	59,305	59,777
[4]	Rocket Cos. Inc.	6.125%	8/1/2031	27,375	27,499
[4]	Rocket Cos. Inc.	7.125%	2/1/2032	9,007	9,234
[4]	Rocket Cos. Inc.	6.375%	8/1/2033	51,163	51,502
[4]	Rocket Cos. Inc.	6.500%	6/15/2034	24,355	24,591
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	18,060	17,280
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	10,710	9,921
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/2033	16,410	14,498
[4]	Ryan Specialty LLC	5.875%	8/1/2032	21,807	21,510
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	62,682	62,750
[5]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	5.500%	5/15/2033	9,900	11,181
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	2,307	2,377
[4]	Starwood Property Trust Inc.	5.875%	8/15/2029	5,255	5,270
[4]	Starwood Property Trust Inc.	6.000%	4/15/2030	17,280	17,318
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	7,120	7,220
[4]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	63,155	65,750
[4]	Stonebriar ABF Issuer LLC	7.000%	8/15/2031	26,500	26,510
[4]	United Wholesale Mortgage LLC	5.750%	6/15/2027	18,225	18,075
[4]	UWM Holdings LLC	6.625%	2/1/2030	4,240	3,934
[4]	WEX Inc.	6.500%	3/15/2033	8,760	8,724
[4]	WS Escrow LLC	7.750%	6/1/2033	11,180	11,563
					2,367,909
Health Care (7.1%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	129,037	131,896
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	22,472	22,322
9

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	38,597	37,877
[4]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	14,078	14,537
[4]	Avantor Funding Inc.	4.625%	7/15/2028	40,965	40,405
[4]	Avantor Funding Inc.	3.875%	11/1/2029	20,550	19,599
[4]	Bausch & Lomb Corp.	8.375%	10/1/2028	56,102	57,619
[4]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	55,955	54,567
	Centene Corp.	2.450%	7/15/2028	27,970	26,538
	Centene Corp.	4.625%	12/15/2029	11,070	10,724
[4]	Charles River Laboratories International Inc.	4.250%	5/1/2028	16,625	16,315
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	18,975	18,137
[4]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	7,714	7,607
[4]	CHS / Community Health Systems Inc.	6.875%	4/15/2029	26,450	25,497
[4]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	17,040	15,764
[4]	CHS / Community Health Systems Inc.	4.750%	2/15/2031	16,566	14,758
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	35,727	37,686
[4]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	39,275	39,789
	CVS Health Corp.	6.750%	12/10/2054	17,000	17,481
	CVS Health Corp.	7.000%	3/10/2055	56,100	57,692
[4]	DaVita Inc.	4.625%	6/1/2030	11,017	10,616
[4]	DaVita Inc.	3.750%	2/15/2031	29,995	27,681
[4]	DaVita Inc.	6.875%	9/1/2032	20,725	21,289
[4]	DaVita Inc.	6.750%	7/15/2033	2,570	2,637
[4]	Encompass Health Corp.	5.875%	6/1/2034	18,180	18,000
[4]	Endo Finance Holdings LP	8.500%	4/15/2031	13,607	14,325
[4]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	50,760	51,201
[4]	Genmab A/S / Genmab Finance LLC	7.250%	12/15/2033	14,625	15,088
[4,5]	Grifols SA	3.875%	10/15/2028	23,491	26,889
[4]	Grifols SA	4.750%	10/15/2028	17,445	17,028
[4,5]	Grifols SA	7.125%	5/1/2030	13,025	15,624
	HCA Inc.	5.875%	2/1/2029	16,720	17,043
[4]	IQVIA Inc.	5.000%	10/15/2026	41,558	41,546
[4]	IQVIA Inc.	5.000%	5/15/2027	28,152	28,132
[4]	IQVIA Inc.	6.250%	6/1/2032	18,058	18,309
[4]	Jazz Securities DAC	4.375%	1/15/2029	22,850	22,374
[4]	LifePoint Health Inc.	7.000%	5/1/2034	33,915	31,662
[4]	Medline Borrower LP	3.875%	4/1/2029	65,535	63,444
[4]	Medline Borrower LP	5.250%	10/1/2029	74,444	73,777
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	7,029	7,153
[4,5]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	8,487	9,673
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	26,284	25,896
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	26,623	26,368
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	15,603	16,287
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/2034	15,550	16,604
[4]	Radiology Partners Inc.	8.500%	7/15/2032	13,070	13,735
[4,5]	RAY Financing LLC	6.500%	7/15/2031	4,700	5,481
[5]	RAY Financing LLC	6.500%	7/15/2031	5,697	6,644
[4,5]	Rossini Sarl	6.750%	12/31/2029	14,530	17,326
[5]	Rossini Sarl	6.750%	12/31/2029	3,500	4,174
[4]	Star Parent Inc.	9.000%	10/1/2030	78,907	82,940
[4]	Teleflex Inc.	4.250%	6/1/2028	34,312	33,647
[4]	Teleflex Inc.	5.875%	1/15/2032	5,255	5,221
	Tenet Healthcare Corp.	5.125%	11/1/2027	4,670	4,667
	Tenet Healthcare Corp.	4.625%	6/15/2028	19,080	18,899
	Tenet Healthcare Corp.	6.125%	10/1/2028	19,293	19,308
	Tenet Healthcare Corp.	4.250%	6/1/2029	10,405	10,090
	Tenet Healthcare Corp.	4.375%	1/15/2030	32,235	31,084
	Tenet Healthcare Corp.	6.125%	6/15/2030	60,510	60,977
	Tenet Healthcare Corp.	6.750%	5/15/2031	41,920	42,773
[4]	Tenet Healthcare Corp.	5.500%	11/15/2032	50,005	49,252
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	24,276	24,193
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	5,358	5,346
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	27,510	28,031
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	10,582	10,554
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/2029	5,480	5,839
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	5,725	6,364
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	34,735	35,412
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	12,560	9,259
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	7,150	7,239
					1,823,911
10

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Industrials (7.0%)
[4]	ADI Escrow Issuer LLC	7.125%	7/15/2034	5,665	5,789
[4]	ADT Security Corp.	5.875%	10/15/2033	6,497	6,314
[4]	Air Canada	3.875%	8/15/2026	50,323	50,297
[4]	Allied Universal Holdco LLC	7.875%	2/15/2031	27,700	28,784
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	43,925	44,871
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	13,460	13,282
[4]	Allison Transmission Inc.	4.750%	10/1/2027	1,940	1,931
[4]	Allison Transmission Inc.	5.875%	6/1/2029	2,340	2,350
[4]	Allison Transmission Inc.	3.750%	1/30/2031	1,461	1,355
[4]	Allison Transmission Inc.	5.875%	12/1/2033	5,470	5,385
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	50,936	50,698
[4]	Aramark Services Inc.	5.000%	2/1/2028	37,167	37,051
	ATI Inc.	7.250%	8/15/2030	26,600	27,459
	ATI Inc.	5.875%	6/15/2033	24,855	25,008
[4]	Bombardier Inc.	8.750%	11/15/2030	11,350	11,964
[4]	Bombardier Inc.	7.250%	7/1/2031	11,740	12,243
[4]	Bombardier Inc.	7.000%	6/1/2032	8,925	9,218
[4]	Bombardier Inc.	6.750%	6/15/2033	3,145	3,239
[4]	Bombardier Inc.	5.875%	1/15/2035	8,085	8,008
[4]	BWX Technologies Inc.	4.125%	6/30/2028	29,351	28,617
[4]	BWX Technologies Inc.	4.125%	4/15/2029	43,969	42,216
[4]	Carrix Inc.	6.125%	8/1/2033	91,165	90,762
[4]	Clean Harbors Inc.	5.125%	7/15/2029	25,851	25,552
[4]	Clean Harbors Inc.	6.375%	2/1/2031	17,216	17,406
[4]	Clean Harbors Inc.	5.750%	10/15/2033	45,861	45,611
[4]	CompoSecure Holdings LLC	5.625%	2/1/2033	64,775	62,196
[4]	Core & Main LP	6.000%	7/1/2034	8,080	8,038
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/2030	89,130	90,654
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/2031	13,110	13,460
[4]	Enpro Inc.	6.125%	6/1/2033	7,520	7,545
[4]	Esab Corp.	5.625%	4/1/2031	31,195	30,857
[4]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	80,351	77,142
[4]	Garda World Security Corp.	7.750%	2/15/2028	8,230	8,347
[4]	Garda World Security Corp.	6.500%	1/15/2031	10,520	10,643
[4]	Garda World Security Corp.	8.250%	8/1/2032	24,182	24,527
[4]	Gates Corp.	6.875%	7/1/2029	14,757	15,066
[4]	Genesee & Wyoming Inc.	6.250%	4/15/2032	17,975	18,091
[4]	Goat Holdco LLC	6.750%	2/1/2032	46,040	46,803
[4]	Granite Construction Inc.	6.375%	6/15/2034	4,040	4,042
[4]	Herc Holdings Inc.	6.625%	6/15/2029	8,785	8,943
[4]	Herc Holdings Inc.	7.000%	6/15/2030	6,875	7,089
[4]	Herc Holdings Inc.	5.750%	3/15/2031	6,975	6,909
[4]	Herc Holdings Inc.	7.250%	6/15/2033	14,309	14,765
[4]	Herc Holdings Inc.	6.000%	3/15/2034	4,200	4,124
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	53,696	46,721
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	1,840	1,762
[4,5]	Q-Park Holding I BV	5.125%	3/1/2029	19,705	23,105
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	8,495	8,265
[4]	Reworld Holding Corp.	4.875%	12/1/2029	18,135	17,233
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	9,610	9,336
[4,5]	TK Elevator Midco GmbH	4.375%	7/15/2027	4,387	5,049
[4]	TK Elevator US Newco Inc.	5.250%	7/15/2027	7,330	7,331
[4]	TransDigm Inc.	6.750%	8/15/2028	66,776	67,297
	TransDigm Inc.	4.625%	1/15/2029	7,010	6,878
[4]	TransDigm Inc.	6.375%	3/1/2029	66,968	67,764
[4]	TransDigm Inc.	6.875%	12/15/2030	13,075	13,397
[4]	TransDigm Inc.	7.125%	12/1/2031	28,085	28,973
[4]	TransDigm Inc.	6.625%	3/1/2032	24,956	25,387
[4]	TransDigm Inc.	6.000%	1/15/2033	22,515	22,502
[4]	TransDigm Inc.	6.375%	5/31/2033	34,453	34,444
[4]	TransDigm Inc.	6.250%	1/31/2034	4,345	4,388
[4]	TransDigm Inc.	6.125%	7/31/2034	38,960	38,511
	United Airlines Holdings Inc.	4.875%	3/1/2029	6,920	6,816
	United Airlines Holdings Inc.	5.375%	3/1/2031	4,960	4,898
[4]	United Airlines Inc.	4.625%	4/15/2029	25,654	25,206
	United Rentals North America Inc.	4.875%	1/15/2028	44,021	43,848
	United Rentals North America Inc.	4.000%	7/15/2030	37,297	35,407
	United Rentals North America Inc.	3.875%	2/15/2031	16,500	15,438
[4]	United Rentals North America Inc.	5.375%	11/15/2033	11,250	10,953
11

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	22,560	22,892
[4]	WESCO Distribution Inc.	5.250%	4/15/2031	40,695	40,040
[4]	WESCO Distribution Inc.	6.625%	3/15/2032	18,045	18,421
[4]	WESCO Distribution Inc.	6.375%	3/15/2033	9,535	9,697
[4]	WESCO Distribution Inc.	5.500%	4/15/2034	45,145	43,956
[4]	Williams Scotsman Inc.	4.625%	8/15/2028	15,360	15,184
[4]	Williams Scotsman Inc.	6.625%	6/15/2029	16,495	16,780
[4]	Williams Scotsman Inc.	7.375%	10/1/2031	14,200	14,640
					1,807,170
Materials (9.4%)
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	18,336	18,487
[4]	Alumina Pty Ltd.	6.125%	3/15/2030	3,495	3,522
[4]	Alumina Pty Ltd.	6.375%	9/15/2032	16,815	16,941
[4]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	3,585	3,693
[4]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	20,390	19,366
[4]	Ardagh Group SA	9.500%	12/1/2030	19,527	20,693
[4,7]	Ardagh Group SA, 6.000% PIK and 5.000% Cash	11.000%	12/1/2030	38,863	35,987
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	26,400	25,380
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	42,374	40,261
[4,5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	13,400	15,514
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	7,150	7,199
[4]	Avient Corp.	7.125%	8/1/2030	47,805	48,557
[4]	Avient Corp.	6.250%	11/1/2031	6,020	6,069
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	14,765	15,315
[4]	Axalta Coating Systems LLC	3.375%	2/15/2029	38,234	36,382
	Ball Corp.	6.000%	6/15/2029	11,620	11,768
	Ball Corp.	2.875%	8/15/2030	2,600	2,355
	Ball Corp.	5.500%	9/15/2033	3,460	3,440
[4,5]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	6.500%	6/15/2033	15,175	17,553
[4]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	7.125%	6/15/2033	44,935	45,219
[4]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	7,480	7,442
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	12,200	11,523
	Celanese US Holdings LLC	6.500%	4/15/2030	29,835	30,238
	Celanese US Holdings LLC	7.000%	2/15/2031	16,780	17,227
	Celanese US Holdings LLC	6.750%	4/15/2033	25,010	25,517
	Celanese US Holdings LLC	7.700%	11/15/2033	18,800	19,955
	Celanese US Holdings LLC	7.375%	2/15/2034	32,170	33,097
[4]	Chemours Co.	5.750%	11/15/2028	5,041	5,017
[4]	Chemours Co.	4.625%	11/15/2029	23,017	21,741
[4]	Chemours Co.	7.875%	3/15/2034	3,860	3,756
[4]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	19,832	19,250
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	30,440	30,735
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	2,910	2,928
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	25,834	26,362
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	12,570	12,701
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	27,900	27,734
[4]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	26,170	25,952
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	40,260	38,488
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	39,525	37,653
	Commercial Metals Co.	4.125%	1/15/2030	18,050	17,258
	Commercial Metals Co.	4.375%	3/15/2032	19,045	17,816
[4]	Commercial Metals Co.	5.750%	11/15/2033	34,324	33,747
[4]	Commercial Metals Co.	6.000%	12/15/2035	37,605	36,973
[4]	Constellium SE	5.625%	6/15/2028	10,788	10,763
[4]	Constellium SE	3.750%	4/15/2029	36,000	34,383
[4,5]	Constellium SE	5.375%	8/15/2032	14,925	17,739
[4]	Constellium SE	6.375%	8/15/2032	7,320	7,382
	Crown Americas LLC	5.875%	6/1/2033	15,085	15,051
[4]	Element Solutions Inc.	3.875%	9/1/2028	35,633	35,107
[4]	First Quantum Minerals Ltd.	8.625%	6/1/2031	5,325	5,542
[4]	First Quantum Minerals Ltd.	8.000%	3/1/2033	17,166	17,851
[4]	First Quantum Minerals Ltd.	7.250%	2/15/2034	4,000	4,074
	FMC Corp.	3.450%	10/1/2029	1,030	949
[4]	FMC Corp.	8.000%	6/1/2031	14,260	14,731
	FMC Corp.	5.650%	5/18/2033	42,741	38,197
	FMC Corp.	8.450%	11/1/2055	4,838	3,633
[4]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/2030	10,676	10,695
[4]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/2031	34,348	32,344
[4]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/2032	21,227	21,456
12

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	7,060	7,017
[4]	Graphic Packaging International LLC	3.500%	3/15/2028	60,212	58,371
[4]	Graphic Packaging International LLC	3.500%	3/1/2029	10,705	10,147
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	26,073	24,326
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	15,735	15,715
[4]	Hudbay Minerals Inc.	6.125%	4/1/2029	30,156	30,265
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	23,110	23,082
[4]	JH North America Holdings Inc.	6.125%	7/31/2032	37,727	37,820
[4]	Magnera Corp.	7.250%	11/15/2031	19,889	19,465
[4,5]	Nouryon Finance BV	6.125%	7/15/2031	4,600	5,369
[4]	NOVA Chemicals Corp.	5.250%	6/1/2027	33,179	33,223
[4]	NOVA Chemicals Corp.	8.500%	11/15/2028	12,935	13,345
[4]	NOVA Chemicals Corp.	4.250%	5/15/2029	15,403	15,041
[4]	NOVA Chemicals Corp.	9.000%	2/15/2030	28,364	29,762
[4]	NOVA Chemicals Corp.	7.000%	12/1/2031	15,770	16,556
[4]	Novelis Corp.	4.750%	1/30/2030	32,809	31,508
[4]	Novelis Corp.	3.875%	8/15/2031	16,324	14,818
[4]	Olympus Water US Holding Corp.	4.250%	10/1/2028	35,530	34,317
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	75,627	76,523
[4]	Olympus Water US Holding Corp.	6.750%	8/1/2032	49,623	48,317
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	68,018	66,621
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	40,473	38,390
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	39,499	36,391
[4]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	25,495	25,080
[4]	Qnity Electronics Inc.	5.750%	8/15/2032	62,685	62,327
[4]	Qnity Electronics Inc.	6.250%	8/15/2033	26,145	26,278
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	56,139	56,819
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	22,565	22,862
[5]	Silgan Holdings Inc.	2.250%	6/1/2028	23,045	25,893
[4]	SNF Group SACA	3.375%	3/15/2030	3,150	2,916
[4]	Standard Building Solutions Inc.	6.500%	8/15/2032	8,577	8,606
[4]	Standard Building Solutions Inc.	6.250%	8/1/2033	9,545	9,442
[4]	Standard Industries Inc.	4.750%	1/15/2028	29,839	29,655
[4]	Standard Industries Inc.	4.375%	7/15/2030	39,150	36,996
[4]	Standard Industries Inc.	3.375%	1/15/2031	48,750	43,815
[4]	Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC	6.125%	7/15/2033	9,235	9,185
[4]	Sword Purchaser LLC	8.250%	4/15/2033	32,235	32,972
[4,5]	Trivium Packaging Finance BV	6.625%	7/15/2030	11,385	13,640
[4]	Trivium Packaging Finance BV	8.250%	7/15/2030	21,483	22,682
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	17,525	19,368
[4]	Tronox Inc.	4.625%	3/15/2029	54,595	33,716
[4]	Tronox Inc.	9.125%	9/30/2030	26,383	26,352
[4]	Windsor Holdings III LLC	8.500%	6/15/2030	34,375	35,800
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	18,763	17,230
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	5,286	5,249
					2,419,980
Real Estate (2.0%)
	Brandywine Operating Partnership LP	3.950%	11/15/2027	8,732	8,512
	Brandywine Operating Partnership LP	8.300%	3/15/2028	3,160	3,278
	Brandywine Operating Partnership LP	8.875%	4/12/2029	34,912	36,661
	Brandywine Operating Partnership LP	4.550%	10/1/2029	8,950	8,380
	Brandywine Operating Partnership LP	6.125%	1/15/2031	40,805	39,168
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	14,705	15,400
	Hudson Pacific Properties LP	3.950%	11/1/2027	25,575	24,898
	Hudson Pacific Properties LP	5.950%	2/15/2028	35,106	34,775
	Hudson Pacific Properties LP	4.650%	4/1/2029	15,475	14,575
	Hudson Pacific Properties LP	3.250%	1/15/2030	26,055	22,820
[4]	Iron Mountain Inc.	4.875%	9/15/2027	36,420	36,318
[4]	Iron Mountain Inc.	7.000%	2/15/2029	17,200	17,479
[4]	Iron Mountain Inc.	4.875%	9/15/2029	55,156	53,832
[4]	Iron Mountain Inc.	5.250%	7/15/2030	15,900	15,535
[4]	Iron Mountain Inc.	4.500%	2/15/2031	11,180	10,594
[4]	Iron Mountain Inc.	6.250%	1/15/2035	21,480	21,201
[4]	Kennedy-Wilson Inc.	7.250%	6/1/2033	2,220	2,247
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	4,600	3,682
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	13,620	9,275
[4,5]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	11,760	13,649
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	39,095	39,744
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	10,325	10,499
13

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	3,365	3,423
[4]	RHP Hotel Properties LP / RHP Finance Corp.	5.750%	3/15/2034	5,320	5,211
	SBA Communications Corp.	3.875%	2/15/2027	11,065	11,000
	SBA Communications Corp.	3.125%	2/1/2029	10,805	10,326
[4]	Service Properties Trust	0.000%	9/30/2027	6,600	6,156
	Service Properties Trust	3.950%	1/15/2028	7,872	7,632
	Service Properties Trust	8.875%	6/15/2032	15,040	15,458
[4]	XHR LP	4.875%	6/1/2029	5,760	5,611
[4]	XHR LP	6.625%	5/15/2030	6,175	6,298
					513,637
Technology (5.8%)
[4]	Amentum Holdings Inc.	7.250%	8/1/2032	31,725	32,587
[4]	AthenaHealth Group Inc.	6.500%	2/15/2030	81,700	78,926
[4]	AthenaHealth Group Inc.	7.500%	2/15/2032	19,115	19,597
[4]	CACI International Inc.	6.375%	6/15/2033	33,135	33,384
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	4,685	2,413
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	18,459	9,691
[4]	Cloud Software Group LLC	6.500%	3/31/2029	98,881	96,716
[4]	Cloud Software Group LLC	9.000%	9/30/2029	60,958	59,761
[4]	Cloud Software Group LLC	8.250%	6/30/2032	79,826	75,558
[4]	Cloud Software Group LLC	6.625%	8/15/2033	43,550	38,027
[4]	Coherent Corp.	5.000%	12/15/2029	32,855	32,148
[4]	CoreWeave Inc.	9.750%	10/1/2031	10,065	9,137
[4]	CoreWeave Inc.	9.625%	7/15/2032	18,750	16,807
	Cotiviti Corp.	7.625%	5/1/2031	7,752	7,299
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	11,875	11,437
[4]	Entegris Inc.	4.375%	4/15/2028	47,755	46,880
[4]	Entegris Inc.	4.750%	4/15/2029	29,232	28,775
[4]	Entegris Inc.	3.625%	5/1/2029	2,581	2,451
[4]	Entegris Inc.	5.950%	6/15/2030	11,276	11,287
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	40,150	40,813
[4]	Gen Digital Inc.	6.250%	4/1/2033	9,380	9,235
[4]	Ingram Micro Inc.	4.750%	5/15/2029	150,272	146,221
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	7,185	7,354
[4]	Kioxia Holdings Corp.	6.625%	7/24/2033	2,503	2,587
[4]	McAfee Corp.	7.375%	2/15/2030	114,276	96,855
[4]	NCR Atleos Corp.	9.500%	4/1/2029	18,435	19,572
	Nokia of America Corp.	6.500%	1/15/2028	56,315	56,099
	Nokia of America Corp.	6.450%	3/15/2029	88,727	89,295
[4]	Open Text Corp.	3.875%	2/15/2028	28,972	28,261
[4]	Open Text Corp.	3.875%	12/1/2029	43,220	39,830
[4]	Open Text Holdings Inc.	4.125%	2/15/2030	19,210	17,731
	Oracle Corp.	3.950%	3/25/2051	31,900	19,387
	Oracle Corp.	6.700%	2/4/2056	38,958	34,388
[4]	Rocket Software Inc.	9.000%	11/28/2028	54,100	53,543
[4]	Rocket Software Inc.	6.500%	2/15/2029	62,532	57,606
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	101,428	101,390
[4,5]	TeamSystem SpA	6.500%	7/1/2032	46,100	52,819
[4]	UKG Inc.	6.875%	2/1/2031	14,775	14,475
					1,500,342
Utilities (2.2%)
[4]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	10,515	10,368
[4]	Clearway Energy Operating LLC	4.750%	3/15/2028	30,596	30,206
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	92,260	84,645
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	15,926	14,298
[4]	Clearway Energy Operating LLC	5.750%	1/15/2034	10,285	9,914
	Edison International	8.125%	6/15/2053	13,050	13,371
	Edison International	7.875%	6/15/2054	40,950	42,284
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	50,165	49,289
[4]	NRG Energy Inc.	5.750%	7/15/2029	7,575	7,573
[4]	NRG Energy Inc.	5.750%	1/15/2034	15,850	15,441
[4]	NRG Energy Inc.	6.250%	11/1/2034	22,010	21,947
[4]	NRG Energy Inc.	6.000%	1/15/2036	19,805	19,373
[4]	NRG Energy Inc.	6.125%	5/15/2036	8,575	8,453
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	4,535	4,430
[4]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/2031	12,970	12,223
[4]	Talen Energy Supply LLC	6.125%	5/1/2031	4,040	4,013
[4]	Talen Energy Supply LLC	6.375%	5/1/2033	4,030	3,973
[4]	Talen Energy Supply LLC	6.250%	2/1/2034	11,660	11,436
14

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	7,735	7,636
[4]	TerraForm Power Operating LLC	5.000%	1/31/2028	16,097	15,937
[4]	TerraForm Power Operating LLC	4.750%	1/15/2030	10,140	9,707
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	3,387	3,532
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	5,570	5,752
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	7,790	7,703
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	70,442	72,666
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	24,385	25,914
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	18,235	19,479
[4]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	24,968	26,154
					557,717
Total Corporate Bonds (Cost $22,153,272)					21,985,643
Floating Rate Loan Interests (4.0%)
[8]	ADI Global Distribution Funding LLC Term Loan B, TSFR1M + 2.750%	6.456%	6/17/2033	1,500	1,499
[8]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.479%	5/28/2032	12,575	12,570
[8]	American Airlines Inc. Term Loan B, TSFR6M + 2.250%	5.935%	2/15/2028	2,959	2,936
[8]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.979%	4/20/2028	17,558	17,548
[8]	Asurion LLC Term Loan B-13, TSFR3M + 4.250%	8.073%	9/19/2030	17,475	17,034
[8]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.573%	2/23/2033	15,818	14,803
[8]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	6.981%	2/16/2032	29,622	29,382
[8]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.231%	1/27/2032	9,642	9,650
[5,8]	BASF Coatings Term Loan B, 3M EURIBOR + 3.750%	6.043%	6/29/2033	9,350	10,824
[8]	BASF Coatings USD Term Loan B, TSFR3M + 3.500%	7.244%	6/29/2033	22,850	22,940
[8]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.481%	1/15/2031	42,294	42,400
[8]	Beach Acquisition Bidco LLC Term Loan B, TSFR1M + 2.750%	6.481%	9/12/2032	16,811	16,860
[8]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	38,513	38,442
[8]	Betclic Everest Group Term Loan B, TSFR3M + 2.750%	6.482%	12/10/2031	1,730	1,734
[5,8,11]	Boluda Towage, S.L. EUR Term Loan B	—%	6/30/2033	3,000	3,471
[8,11]	Boluda Towage, S.L. USD Term Loan B	—%	6/30/2033	2,255	2,265
[8]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	12,741	12,773
[8]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.231%	7/1/2031	20,141	20,187
[8]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	6.982%	7/6/2029	9,304	4,621
[8]	Chobani LLC Term Loan B, TSFR1M + 2.250%	5.981%	10/28/2032	6,154	6,175
[8]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.231%	5/6/2030	6,552	6,559
[8]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.231%	1/28/2032	41,208	41,260
[8]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.250%	3.700%	3/21/2031	2,530	2,289
[8]	Coreweave Financing DDTL V LLC Term Loan, TSFR1M + 0.500%	8.113%	11/17/2031	3,527	3,518
[8]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	6.397%	5/1/2031	3,885	3,640
[8]	Cushman & Wakefield US Borrower LLC Term Loan B, TSFR1M + 2.250%	5.981%	6/13/2033	11,598	11,593
[8]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.823%	2/4/2033	50,385	46,840
[8]	Discovery Global Holdings Inc. Term Loan B, TSFR1M + 2.500%	6.231%	6/3/2033	9,445	9,451
[5,8,11]	Electronic Arts Inc. EUR Term Loan B	—%	3/24/2033	7,500	8,676
[8,11]	Electronic Arts Inc. USD Term Loan B	—%	3/24/2033	10,210	10,262
[8]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.481%	4/23/2031	22,156	22,170
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.982%	8/15/2030	6,518	6,520
[8]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.000%	6.675%	6/27/2031	17,440	17,368
[8]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	6.454%	9/30/2032	12,069	11,998
[8]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.073%	11/4/2031	9,375	9,305
[8]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.981%	1/26/2033	2,768	2,768
[8]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 2.750%	6.414%	9/13/2032	9,521	9,533
[8]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	23,470	23,072
[8]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 2.750%	6.481%	2/15/2031	26,011	24,938
[8]	HUB International Ltd. Term Loan B, TSFR3M + 2.250%	5.982%	6/20/2030	21,702	21,710
[8]	IRB Holding Corp. Term Loan B, TSFR1M + 2.500%	6.231%	12/16/2030	37,942	38,001
[8]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	7.574%	6/6/2031	17,261	13,751
[5,8,11]	LSF12 Pillar Investments Sarl	—%	4/30/2033	9,060	10,462
[8]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.731%	3/1/2029	35,144	31,693
[8]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	9,909	9,981
[8]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	5.975%	8/16/2030	15,719	15,758
[8]	Opal Bidco SAS Term Loan B, TSFR3M + 2.500%	6.232%	4/28/2032	18,533	18,560
[8]	Pioneer Opco LLC Term Loan B, TSFR1M + 3.250%	6.999%	5/16/2033	2,245	2,257
[8]	Prestige Brands Inc. Term Loan B, TSFR1M + 2.500%	5.731%	6/13/2033	3,760	3,769
[8,11]	Proofpoint, Inc.	—%	8/30/2030	93,645	91,948
[8]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	5.981%	2/10/2032	13,420	13,425
[8,11]	Radiology Partners Inc.	—%	6/30/2032	1,805	1,808
[8]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.481%	11/28/2028	6,826	6,564
[8]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.680%	7/9/2032	18,341	18,315
[8]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.231%	7/31/2031	22,788	22,622
15

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	7.581%	10/16/2028	25,169	23,407
[8]	Staples Inc. Term Loan B, TSFR3M + 5.750%	9.413%	9/4/2029	9,614	8,931
[8]	Star Parent Inc. Term Loan B, TSFR3M + 3.500%	7.232%	9/27/2030	28,524	28,616
[8]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.611%	4/30/2030	1,237	1,242
[8]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.704%	4/30/2030	7,048	7,072
[8]	TKO Worldwide Holdings LLC Term Loan B, TSFR3M + 1.750%	5.412%	11/21/2031	2,716	2,710
[8]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.231%	1/19/2032	617	618
[8]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.231%	2/13/2033	1,930	1,932
[8]	Treehouse Foods Inc. Term Loan B, TSFR1M + 4.250%	7.981%	2/11/2033	22,440	22,488
[8]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	21,386	20,513
[8]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.232%	1/30/2031	3,435	3,454
[8]	Worthington Steel Inc. Term Loan B, TSFR1M + 4.000%	7.731%	6/1/2033	23,210	23,285
Total Floating Rate Loan Interests (Cost $1,040,721)					1,024,766
				Shares
Common Stocks (0.1%)
*	Yeoman Capital SA			2,617,211	17,109
*	Luxco Co. Ltd.			353,998	6,896
Total Common Stocks (Cost $71,223)					24,005
		Coupon
Temporary Cash Investments (3.8%)
Money Market Fund (1.0%)
[12]	Vanguard Market Liquidity Fund	3.718%		2,660,131	265,987
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.8%)
	Bank of America Securities, LLC (Dated 7/31/2026, Repurchase Value $6,202, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 2/1/2035–7/20/2056, with a value of $6,324)	3.650%	8/3/2026	6,200	6,200
	Bank of America Securities, LLC (Dated 7/31/2026, Repurchase Value $100,030, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 8/13/2026–8/15/2055, with a value of $102,000)	3.650%	8/3/2026	100,000	100,000
	Bank of America Securities, LLC (Dated 7/31/2026, Repurchase Value $110,034, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 9/1/2026–7/1/2056, with a value of $112,200)	3.660%	8/3/2026	110,000	110,000
	JP Morgan Securities, LLC (Dated 7/31/2026, Repurchase Value $131,940, collateralized by U.S. Treasury Obligations 4.125%, 5/31/2032, with a value of $134,538)	3.640%	8/3/2026	131,900	131,900
	JP Morgan Securities, LLC (Dated 7/31/2026, Repurchase Value $135,041, collateralized by U.S. Treasury Obligations 0.000%–1.125%, 11/19/2026–2/29/2028, with a value of $137,700)	3.640%	8/3/2026	135,000	135,000
	Nomura International plc (Dated 7/31/2026, Repurchase Value $85,026, collateralized by U.S. Treasury Obligations 3.500%–4.250%, 5/31/2028–1/31/2033, with a value of $86,700)	3.640%	8/3/2026	85,000	85,000
16

High-Yield Corporate Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 7/31/2026, Repurchase Value $139,843, collateralized by U.S. Government Agency Obligations 5.000%–6.000%, 7/1/2052–7/20/2066, with a value of $142,596)	3.650%	8/3/2026	139,800	139,800
				707,900
Total Temporary Cash Investments (Cost $973,887)				973,887
Total Investments (99.2%) (Cost $25,702,884)				25,457,159
Other Assets and Liabilities—Net (0.8%)				196,849
Net Assets (100%)				25,654,008
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $32,276 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $55,478 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $1,567 have been segregated as collateral for open forward currency contracts.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $18,589,187, representing 72.5% of net assets.

5	Face amount denominated in euro.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Payment-in-kind (PIK) security which may pay interest as additional principal.
8
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
11	Represents an unsettled loan as of July 31, 2026. The coupon rate is not known until the settlement date.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EUR—euro.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Coreweave Financing DDTL V LLC	4,564	4,597	33	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	3,781	777,409	(2,051)
5-Year U.S. Treasury Note	September 2026	10,220	1,083,080	(7,019)
10-Year U.S. Treasury Note	September 2026	2,492	269,136	(2,536)
Long U.S. Treasury Bond	September 2026	491	53,181	(1,149)
Ultra 10-Year U.S. Treasury Note	September 2026	1,933	212,056	(2,557)
Ultra Long U.S. Treasury Bond	September 2026	110	12,066	(303)
				(15,615)
17

High-Yield Corporate Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2026	(142)	(29,197)	23
10-Year U.S. Treasury Note	September 2026	(537)	(57,996)	511
Euro-Bobl	September 2026	(1,883)	(247,190)	1,742
Euro-Bund	September 2026	(118)	(16,922)	185
Euro-Schatz	September 2026	(1,422)	(172,923)	375
Long U.S. Treasury Bond	September 2026	(2)	(217)	1
Ultra Long U.S. Treasury Bond	September 2026	(15)	(1,645)	63
				2,900
				(12,715)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	EUR	4,371	USD	4,994	57	—
HSBC Bank plc	9/16/2026	EUR	3,331	USD	3,805	43	—
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	462	USD	528	6	—
State Street Bank & Trust Co.	9/16/2026	EUR	188	USD	214	3	—
JPMorgan Chase Bank, N.A.	8/28/2026	USD	940	CAD	1,325	—	(6)
Deutsche Bank AG	8/28/2026	USD	512,176	EUR	449,547	—	(6,814)
Wells Fargo Bank N.A.	9/16/2026	USD	106,655	EUR	92,096	255	—
Wells Fargo Bank N.A.	9/16/2026	USD	14,213	EUR	12,412	—	(127)
State Street Bank & Trust Co.	9/16/2026	USD	11,587	EUR	10,113	—	(98)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	10,662	EUR	9,331	—	(117)
Standard Chartered Bank	9/16/2026	USD	10,598	EUR	9,250	—	(89)
BNP Paribas	8/28/2026	USD	9,127	EUR	7,988	—	(95)
HSBC Bank plc	9/16/2026	USD	3,003	EUR	2,576	27	—
UBS AG	8/28/2026	USD	1,834	EUR	1,608	—	(22)
Barclays Bank plc	8/28/2026	USD	50,368	GBP	37,861	—	(658)
						391	(8,026)

CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $456 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V3	6/21/2031	USD	749,712	5.000	60,911	19,304

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

See accompanying Notes, which are an integral part of the Financial Statements.
18

High-Yield Corporate Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $25,436,897)	25,191,172
Affiliated Issuers (Cost $265,987)	265,987
Total Investments in Securities	25,457,159
Investment in Vanguard	552
Cash	10
Foreign Currency, at Value (Cost $5,588)	5,600
Receivables for Investment Securities Sold	9,425
Receivables for Accrued Income	397,714
Receivables for Capital Shares Issued	11,392
Unrealized Appreciation—Floating Rate Loan Commitments	33
Unrealized Appreciation—Forward Currency Contracts	391
Total Assets	25,882,276
Liabilities
Payables for Investment Securities Purchased	148,503
Payables to Investment Advisor	1,323
Payables for Capital Shares Redeemed	34,883
Payables for Distributions	26,169
Payables to Vanguard	1,248
Variation Margin Payable—Futures Contracts	6,909
Unrealized Depreciation—Forward Currency Contracts	8,026
Variation Margin Payable—Centrally Cleared Swap Contracts	1,207
Total Liabilities	228,268
Net Assets	25,654,008
At July 31, 2026, net assets consisted of:

Paid-in Capital	28,094,367
Total Distributable Earnings (Loss)	(2,440,359)
Net Assets	25,654,008

Investor Shares—Net Assets
Applicable to 512,073,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,782,641
Net Asset Value Per Share—Investor Shares	$5.43

Admiral™ Shares—Net Assets
Applicable to 4,208,880,050 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,871,367
Net Asset Value Per Share—Admiral Shares	$5.43

See accompanying Notes, which are an integral part of the Financial Statements.
19

High-Yield Corporate Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	810,983
Total Income	810,983
Expenses
Investment Advisory Fees—Note B	3,176
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,645
Management and Administrative—Admiral Shares	10,095
Marketing and Distribution—Investor Shares	102
Marketing and Distribution—Admiral Shares	558
Custodian Fees	114
Shareholders’ Reports—Investor Shares	36
Shareholders’ Reports—Admiral Shares	100
Trustees’ Fees and Expenses	6
Other Expenses	5
Total Expenses	16,837
Net Investment Income	794,146
Realized Net Gain (Loss)
Investment Securities Sold[1]	8,829
Futures Contracts	(52,068)
Swap Contracts	(3,026)
Forward Currency Contracts	28,611
Foreign Currencies	(410)
Realized Net Gain (Loss)	(18,064)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(528,910)
Floating Rate Loan Commitments	33
Futures Contracts	1,484
Swap Contracts	7,336
Forward Currency Contracts	(7,908)
Foreign Currencies	582
Change in Unrealized Appreciation (Depreciation)	(527,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	248,699

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,421, ($31), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
20

High-Yield Corporate Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	794,146	1,535,760
Realized Net Gain (Loss)	(18,064)	56,063
Change in Unrealized Appreciation (Depreciation)	(527,383)	400,559
Net Increase (Decrease) in Net Assets Resulting from Operations	248,699	1,992,382
Distributions
Investor Shares	(89,986)	(186,153)
Admiral Shares	(725,177)	(1,400,048)
Total Distributions	(815,163)	(1,586,201)
Capital Share Transactions
Investor Shares	(145,141)	(131,541)
Admiral Shares	467,080	731,625
Net Increase (Decrease) from Capital Share Transactions	321,939	600,084
Total Increase (Decrease)	(244,525)	1,006,265
Net Assets
Beginning of Period	25,898,533	24,892,268
End of Period	25,654,008	25,898,533

See accompanying Notes, which are an integral part of the Financial Statements.
21

High-Yield Corporate Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$5.55	$5.46	$5.38	$5.30	$5.77	$5.96
Investment Operations
Net Investment Income[1]	.167	.332	.319	.299	.261	.238
Net Realized and Unrealized Gain (Loss) on Investments	(.115)	.101	.092	.092	(.462)	(.185)
Total from Investment Operations	.052	.433	.411	.391	(.201)	.053
Distributions
Dividends from Net Investment Income	(.172)	(.343)	(.331)	(.311)	(.269)	(.243)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.172)	(.343)	(.331)	(.311)	(.269)	(.243)
Net Asset Value, End of Period	$5.43	$5.55	$5.46	$5.38	$5.30	$5.77
Total Return[2]	0.94%	8.16%	7.87%	7.71%	-3.37%	0.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,783	$2,991	$3,076	$3,068	$3,041	$3,612
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.22%[3]	0.22%[3]	0.23%[3]	0.23%
Ratio of Net Investment Income to Average Net Assets	6.14%	6.04%	5.90%	5.73%	4.90%	4.00%
Portfolio Turnover Rate	21%	44%	37%	36%	36%	31%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, and 0.23%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
22

High-Yield Corporate Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$5.55	$5.46	$5.38	$5.30	$5.77	$5.96
Investment Operations
Net Investment Income[1]	.170	.338	.325	.304	.266	.244
Net Realized and Unrealized Gain (Loss) on Investments	(.116)	.101	.092	.092	(.462)	(.185)
Total from Investment Operations	.054	.439	.417	.396	(.196)	.059
Distributions
Dividends from Net Investment Income	(.174)	(.349)	(.337)	(.316)	(.274)	(.249)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.174)	(.349)	(.337)	(.316)	(.274)	(.249)
Net Asset Value, End of Period	$5.43	$5.55	$5.46	$5.38	$5.30	$5.77
Total Return[2]	0.99%	8.27%	7.98%	7.82%	-3.27%	0.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,871	$22,907	$21,816	$20,565	$20,573	$25,011
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[3]	0.12%[3]	0.13%[3]	0.13%
Ratio of Net Investment Income to Average Net Assets	6.23%	6.13%	6.00%	5.83%	5.00%	4.10%
Portfolio Turnover Rate	21%	44%	37%	36%	36%	31%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.12%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
23

High-Yield Corporate Fund
Notes to Financial Statements
Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 9% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up
24

High-Yield Corporate Fund
to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2026, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
25

High-Yield Corporate Fund
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Wellington Management Company LLP provides investment advisory services to a portion of the fund for a basic fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard, through its wholly owned subsidiary Vanguard Capital Management, LLC, provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $532,000 for the six months ended July 31, 2026.
For the six months ended July 31, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $552,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
26

High-Yield Corporate Fund
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,448,858	—	1,448,858
Corporate Bonds	—	21,985,643	—	21,985,643
Floating Rate Loan Interests	—	1,024,766	—	1,024,766
Common Stocks	—	24,005	—	24,005
Temporary Cash Investments	265,987	707,900	—	973,887
Total	265,987	25,191,172	—	25,457,159

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	33	—	33

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,900	—	—	2,900
Forward Currency Contracts	—	391	—	391
Swap Contracts[1]	—	19,304	—	19,304
Total	2,900	19,695	—	22,595
Liabilities
Futures Contracts[1]	(15,615)	—	—	(15,615)
Forward Currency Contracts	—	(8,026)	—	(8,026)
Total	(15,615)	(8,026)	—	(23,641)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
At July 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2,900	—	—	2,900
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	19,304	19,304
Unrealized Appreciation—Forward Currency Contracts	—	391	—	391
Total Assets	2,900	391	19,304	22,595

Unrealized Depreciation—Futures Contracts[1]	(15,615)	—	—	(15,615)
Unrealized Depreciation—Forward Currency Contracts	—	(8,026)	—	(8,026)
Total Liabilities	(15,615)	(8,026)	—	(23,641)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(52,068)	—	—	(52,068)
Swap Contracts	—	—	(3,026)	(3,026)
Forward Currency Contracts	—	28,611	—	28,611
Realized Net Gain (Loss) on Derivatives	(52,068)	28,611	(3,026)	(26,483)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,484	—	—	1,484
Swap Contracts	—	—	7,336	7,336
Forward Currency Contracts	—	(7,908)	—	(7,908)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,484	(7,908)	7,336	912
27

High-Yield Corporate Fund
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,740,428
Gross Unrealized Appreciation	273,582
Gross Unrealized Depreciation	(557,864)
Net Unrealized Appreciation (Depreciation)	(284,282)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $2,141,852,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended July 31, 2026, the fund purchased $4,367,033,000 of investment securities and sold $4,036,260,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,122,256,000 and $1,064,959,000, respectively.
H.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	241,832	44,006	610,353	110,801
Issued in Lieu of Cash Distributions	78,017	14,233	161,721	29,353
Redeemed	(464,990)	(84,669)	(903,615)	(164,767)
Net Increase (Decrease)—Investor Shares	(145,141)	(26,430)	(131,541)	(24,613)
Admiral Shares
Issued	1,822,812	331,501	3,912,469	710,997
Issued in Lieu of Cash Distributions	578,495	105,549	1,113,297	202,018
Redeemed	(1,934,227)	(352,060)	(4,294,141)	(783,063)
Net Increase (Decrease)—Admiral Shares	467,080	84,990	731,625	129,952
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q98122 092026
28

Financial Statements
For the six-months ended July 31, 2026
Vanguard Intermediate-Term Investment-Grade Fund

Contents
Financial Statements	1

Intermediate-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.2%)
U.S. Government Securities (7.0%)
	United States Treasury Note/Bond	3.625%	8/31/2030	107,000	103,878
	United States Treasury Note/Bond	4.125%	5/31/2031	150,000	148,049
[1]	United States Treasury Note/Bond	4.625%	5/31/2031	70,417	70,981
	United States Treasury Note/Bond	4.250%	6/30/2031	41,853	41,513
	United States Treasury Note/Bond	3.625%	9/30/2031	145,592	140,144
	United States Treasury Note/Bond	4.500%	12/31/2031	41,557	41,628
	United States Treasury Note/Bond	4.375%	1/31/2032	152,122	151,409
	United States Treasury Note/Bond	2.750%	8/15/2032	74,219	67,348
[2]	United States Treasury Note/Bond	4.125%	11/15/2032	82,811	81,016
	United States Treasury Note/Bond	3.875%	12/31/2032	167,408	161,366
	United States Treasury Note/Bond	4.000%	1/31/2033	200,532	194,500
	United States Treasury Note/Bond	4.250%	3/31/2033	171,000	168,134
	United States Treasury Note/Bond	4.125%	4/30/2033	102,000	99,462
	United States Treasury Note/Bond	3.375%	5/15/2033	50,000	46,576
	United States Treasury Note/Bond	4.250%	5/31/2033	161,000	158,138
	United States Treasury Note/Bond	4.250%	6/30/2033	34,000	33,372
	United States Treasury Note/Bond	3.875%	8/15/2033	225,320	215,920
	United States Treasury Note/Bond	4.500%	11/15/2033	156,000	155,183
	United States Treasury Note/Bond	4.375%	5/15/2034	117,285	115,448
	United States Treasury Note/Bond	4.625%	2/15/2035	85,468	85,281
	United States Treasury Note/Bond	4.250%	5/15/2035	51,237	49,698
	United States Treasury Note/Bond	4.125%	2/15/2036	232,948	222,693
	United States Treasury Note/Bond	4.375%	5/15/2036	153,000	149,008
					2,700,745
Nonconventional Mortgage-Backed Securities (0.2%)
[3]	Ginnie Mae REMICS	5.000%	1/20/2044	80,982	78,557
Total U.S. Government and Agency Obligations (Cost $2,818,281)					2,779,302
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[3,4,5]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.550%	5.279%	10/20/2036	5,260	5,256
[3,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.286%	9/15/2048	360	348
[3,5]	BANK Class A4 Series 2022-BNK40	3.389%	3/15/2064	8,479	7,751
[3,5]	BANK Class A4 Series 2022-BNK41	3.789%	4/15/2065	6,267	5,827
[3]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	4,940	4,323
[3]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	18,680	17,815
[3]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	6,760	6,645
[3]	BANK Class A5 Series 2026-BNK52	5.586%	5/15/2069	5,220	5,305
[3,5]	BANK Class AS Series 2022-BNK40	3.389%	3/15/2064	960	852
[3,5]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	7,700	7,504
[3,5]	BANK Class AS Series 2025-BNK49	6.025%	3/15/2058	9,430	9,591
[3,5]	BANK Class AS Series 2025-BNK50	5.876%	5/15/2068	3,190	3,256
[3]	BANK Class AS Series 2026-BNK52	5.839%	5/15/2069	8,590	8,679
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	3,760	3,286
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	7,114	6,298
[3,5]	BBCMS Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/2055	3,760	3,612
[3]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/2055	4,250	4,068
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	2,600	2,780
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	7,170	7,209
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	5,870	6,047
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	5,600	5,633
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	9,250	9,356
[3]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	7,520	7,718
[3,5]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	5,630	5,720
[3]	BBCMS Mortgage Trust Class AS Series 2024-C24	5.867%	2/15/2057	2,735	2,767
[3,5]	BBCMS Mortgage Trust Class AS Series 2024-C30	5.831%	11/15/2057	15,858	16,089
[3,5]	BBCMS Mortgage Trust Class AS Series 2025-C35	5.843%	7/15/2058	2,110	2,117
[3]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/2056	6,760	6,847
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	7,800	7,469
[3]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	3,620	3,636
1

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.279%	10/20/2038	6,690	6,689
[3]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/2056	10,930	11,358
[3,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	5,620	5,661
[3,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.729%	11/15/2057	5,620	5,643
[3,5]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/2057	9,440	9,591
[3]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	10,690	10,966
[3]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	10,180	10,383
[3]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	13,750	13,722
[3]	BMO Mortgage Trust Class A5 Series 2026-C14	5.317%	2/15/2059	9,620	9,533
[3,5]	BMO Mortgage Trust Class AS Series 2024-C8	5.911%	3/15/2057	1,850	1,874
[3]	BMO Mortgage Trust Class AS Series 2025-C11	5.978%	2/15/2058	6,320	6,446
[3]	BMO Mortgage Trust Class AS Series 2026-C14	5.522%	2/15/2059	1,420	1,394
[3,4,5]	BX Commercial Mortgage Trust Class A Series 2026-Vlt10	5.358%	7/13/2058	19,250	18,245
[3,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	1,340	1,315
[3,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	820	806
[3,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	1,000	500
[3,5]	CD Mortgage Trust Class C Series 2018-CD7	4.838%	8/15/2051	1,350	1,257
[3,4,5]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.302%	10/23/2038	2,680	2,691
[3]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	1,000	916
[3,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.336%	9/10/2058	900	768
[3,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.245%	9/15/2050	1,000	830
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	480	472
[3,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.198%	8/15/2048	778	752
[3,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2025-1A	5.217%	7/25/2055	2,920	2,871
[3,4,5]	Dryden 90 CLO Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	6,590	6,605
[3,4,5]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.550%	5.303%	10/15/2038	6,650	6,674
[3,4,5]	Flatiron CLO 24 Ltd. Class BR Series 2023-2A, TSFR3M + 1.400%	5.153%	1/15/2039	5,990	6,001
[3,4,5]	GCM CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.600%	5.296%	7/20/2039	6,920	6,943
[3,4,5]	Goldentree Loan Management US CLO 28 Ltd. Class B Series 2026-28A, TSFR3M + 1.400%	5.129%	10/20/2039	9,510	9,524
[3,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.377%	9/10/2047	4,615	4,321
[3,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.545%	10/10/2048	910	291
[3,4,5]	Houston Galleria Mall Trust Class A Series 2025-HGLR	5.462%	2/5/2045	8,530	8,545
[3,4]	Jersey Mike's Funding Class A2 Series 2025-1A	5.610%	8/16/2055	1,915	1,912
[3,4]	Jersey Mike's Funding LLC Class A2 Series 2024-1A	5.636%	2/15/2055	7,436	7,427
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/2043	192	183
[3,4,5]	Manhattan West Mortgage Trust Class A Series 2026-2MW	5.321%	6/10/2048	20,350	20,086
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	4,210	4,291
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2025-C35	5.970%	8/15/2058	8,910	9,072
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.949%	7/15/2046	1,830	1,691
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	1,870	1,769
[3,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	1,900	1,676
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	2,931	2,830
[3,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	16,150	16,818
[3,4,5]	OCP Aegis CLO Ltd. Class B1R Series 2024-39A, TSFR3M + 1.400%	5.193%	4/16/2038	7,240	7,250
[3,4,5]	OCP CLO Ltd. Class BR Series 2023-30A, TSFR3M + 1.550%	5.303%	1/24/2039	7,590	7,583
[3,4,5]	Rowe CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.550%	5.231%	4/20/2039	10,050	10,037
[3,4,5]	RR 44 Ltd. Class A2 Series 2026-44A, TSFR3M + 1.400%	5.153%	4/15/2041	10,070	10,089
[3,4]	Subway Funding LLC Class A2II Series 2024-1A	6.268%	7/30/2054	9,870	9,909
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	2,500	2,323
[3,4,5]	Voya CLO Ltd. Class B Series 2026-2A, TSFR3M + 1.500%	5.251%	7/15/2039	4,950	4,964
[3,4,5]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.550%	5.279%	10/20/2038	4,130	4,137
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	11,980	11,972
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2025-C65	5.292%	10/15/2058	6,940	6,902
[3]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	996	667
[3,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	1,380	1,298
[3,4,5]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/2031	3,690	3,617
[3]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	1,154	1,027
[3,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	1,410	620
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $517,052)					507,541
Corporate Bonds (84.0%)
Communications (6.8%)
	Airbnb Inc.	5.250%	3/16/2036	27,230	26,537
	Alphabet Inc.	4.400%	2/15/2033	89,873	86,172
	Alphabet Inc.	4.700%	11/15/2035	47,922	45,634
	Alphabet Inc.	4.800%	2/15/2036	41,631	39,755
[4]	Altice France SA	6.500%	4/15/2032	1,509	1,462
	AMC Global Media Inc.	4.250%	2/15/2029	95	84
[4]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	900	880
	AT&T Inc.	2.250%	2/1/2032	95,281	81,804
2

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.750%	4/30/2033	77,421	74,344
	AT&T Inc.	2.550%	12/1/2033	56,237	46,311
	AT&T Inc.	5.400%	2/15/2034	59,344	58,901
	AT&T Inc.	4.500%	5/15/2035	18,000	16,520
	AT&T Inc.	5.375%	8/15/2035	163,145	159,682
	AT&T Inc.	5.250%	10/30/2036	2,213	2,108
[4]	Beacon Point DC LLC	6.129%	11/30/2042	13,349	12,782
[4]	Beignet Investor LLC	6.581%	5/30/2049	13,477	13,033
[4]	Black Pearl Compute LLC	6.125%	2/15/2031	1,045	1,043
[4]	Cable One Inc.	4.000%	11/15/2030	1,310	486
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	616	615
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	4,945	4,621
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	1,350	1,233
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	2,325	2,058
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	970	848
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	2,850	2,458
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	800	766
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	2,000	1,793
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	70,848	70,453
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	94,158	93,076
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/2035	19,870	19,225
	Comcast Corp.	4.250%	1/15/2033	22,261	20,810
	Comcast Corp.	5.300%	6/1/2034	20,400	20,018
	Comcast Corp.	4.400%	8/15/2035	18,960	17,117
	Comcast Corp.	2.937%	11/1/2056	20,000	10,094
[4]	Cox Communications Inc.	4.800%	2/1/2035	22,625	19,704
[4]	CSC Holdings LLC	11.750%	1/31/2029	1,140	653
[4]	CSC Holdings LLC	3.375%	2/15/2031	4,765	2,672
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	5,000	6,020
[4]	Directv Financing LLC	8.875%	2/1/2030	1,380	1,407
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	2,565	2,680
	Discovery Global Holdings Inc.	4.279%	3/15/2032	1,765	1,566
	Discovery Global Holdings Inc.	5.050%	3/15/2042	2,655	1,853
	Discovery Global Holdings Inc.	5.141%	3/15/2052	492	315
	Expedia Group Inc.	5.400%	2/15/2035	5,000	4,867
[4]	Flash Compute LLC	7.250%	12/31/2030	985	995
	Fox Corp.	6.500%	10/13/2033	10,391	10,908
[4]	HUT 8 DC LLC	6.192%	11/15/2042	20,324	19,725
[4]	Level 3 Financing Inc.	3.875%	11/15/2029	230	221
[4]	Match Group Holdings II LLC	4.625%	6/1/2028	2,100	2,068
[4]	Meridian Arc Holdco LLC	6.250%	4/30/2031	4,180	4,018
	Meta Platforms Inc.	4.600%	11/15/2032	86,090	82,880
	Meta Platforms Inc.	4.875%	5/15/2033	99,297	96,330
	Meta Platforms Inc.	4.875%	11/15/2035	98,613	92,471
	Meta Platforms Inc.	5.250%	5/15/2036	101,236	97,059
[4]	Midcontinent Communications	8.000%	8/15/2032	3,885	3,300
	Netflix Inc.	5.250%	8/15/2036	34,078	33,588
[4]	Nexstar Media Inc.	6.500%	9/15/2033	2,260	2,249
[4,6]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	1,900	2,288
[4]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	811	841
[4]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	1,215	1,279
	Omnicom Group Inc.	2.600%	8/1/2031	9,889	8,787
	Omnicom Group Inc.	5.375%	6/15/2033	2,000	1,963
[4]	Orange SA	4.750%	1/13/2033	25,110	24,267
	Paramount Global	4.200%	6/1/2029	1,510	1,433
	Paramount Global	4.200%	5/19/2032	512	435
	Paramount Global	5.500%	5/15/2033	2,500	2,181
	Paramount Global	5.850%	9/1/2043	1,740	1,232
	Paramount Global	4.950%	5/19/2050	1,760	1,063
[4]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	4,701	4,422
[3,4]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	27,146	26,223
	Rogers Communications Inc.	3.800%	3/15/2032	30,539	28,076
	Rogers Communications Inc.	5.300%	2/15/2034	20,014	19,428
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	325	297
[4]	Space Exploration Technologies Corp.	5.350%	7/15/2031	25,000	24,340
[4]	Space Exploration Technologies Corp.	5.650%	7/15/2033	189,850	181,831
[4]	Space Exploration Technologies Corp.	5.875%	7/15/2036	50,060	46,805
	Sprint Capital Corp.	8.750%	3/15/2032	112,962	131,421
[4]	Stingray Compute LLC	6.000%	6/15/2031	2,425	2,370
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	1,620	1,520
3

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	2,630	2,445
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	13,139	14,319
[7]	Time Warner Cable LLC	5.750%	6/2/2031	9,700	12,829
[7]	Time Warner Cable LLC	5.250%	7/15/2042	1,800	1,907
	T-Mobile USA Inc.	5.125%	5/15/2032	30,000	29,830
	T-Mobile USA Inc.	4.625%	1/15/2033	72,155	69,385
	T-Mobile USA Inc.	5.200%	1/15/2033	7,280	7,218
	T-Mobile USA Inc.	5.150%	4/15/2034	16,642	16,288
	T-Mobile USA Inc.	4.700%	1/15/2035	11,500	10,806
	Uber Technologies Inc.	4.800%	9/15/2034	48,025	46,031
	Uber Technologies Inc.	4.800%	9/15/2035	23,575	22,368
[4]	Univision Communications Inc.	8.500%	7/31/2031	3,270	3,264
	Verizon Communications Inc.	2.355%	3/15/2032	92,550	80,134
	Verizon Communications Inc.	4.750%	1/15/2033	75,602	73,267
	Verizon Communications Inc.	4.500%	8/10/2033	13,000	12,324
	Verizon Communications Inc.	4.780%	2/15/2035	25,823	24,358
	Verizon Communications Inc.	5.250%	4/2/2035	116,167	113,255
	Verizon Communications Inc.	5.000%	1/15/2036	58,333	55,340
	Verizon Communications Inc.	6.200%	5/14/2056	35,497	34,727
	Verizon Communications Inc.	6.050%	5/14/2058	25,416	25,006
	Verizon Communications Inc.	6.000%	11/30/2065	14,390	13,055
[4]	Virgin Media Finance plc	5.000%	7/15/2030	825	508
[4]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	770	494
[4]	VZ Secured Financing BV	5.000%	1/15/2032	365	299
	Walt Disney Co.	4.625%	3/14/2036	31,171	29,581
[4]	WULF Compute LLC	7.750%	10/15/2030	1,305	1,356
					2,633,168
Consumer Discretionary (4.4%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	2,615	2,566
[4]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	550	547
[4]	Academy Ltd.	5.875%	5/15/2031	755	747
	Advance Auto Parts Inc.	3.900%	4/15/2030	621	582
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	1,140	1,168
[4]	Advance Auto Parts Inc.	7.375%	8/1/2033	1,164	1,201
	Amazon.com Inc.	4.550%	3/13/2033	81,547	78,692
	Amazon.com Inc.	5.100%	7/9/2033	45,000	44,570
	Amazon.com Inc.	4.875%	3/13/2036	163,080	155,750
[8]	Amazon.com Inc.	4.350%	6/12/2036	19,888	13,844
	Amazon.com Inc.	5.300%	7/9/2036	25,000	24,552
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	485	478
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	785	745
	American Honda Finance Corp.	5.150%	7/9/2032	50,000	49,584
	American Honda Finance Corp.	5.200%	4/8/2033	9,935	9,792
	American Honda Finance Corp.	4.900%	1/10/2034	12,500	12,073
	American Honda Finance Corp.	5.100%	1/8/2036	15,710	15,132
	AutoZone Inc.	4.750%	8/1/2032	27,773	27,165
	AutoZone Inc.	5.200%	8/1/2033	4,000	3,965
	AutoZone Inc.	6.550%	11/1/2033	2,000	2,134
	AutoZone Inc.	5.400%	7/15/2034	42,500	42,362
[4,6]	Banijay Gaming SAS	5.125%	12/10/2031	605	704
	Bath & Body Works Inc.	7.500%	6/15/2029	797	807
	Bath & Body Works Inc.	6.875%	11/1/2035	1,200	1,213
[4,9]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	843	905
	BorgWarner Inc.	5.400%	8/15/2034	14,190	14,107
[4]	Brightstar Lottery plc / Brightstar Global Solutions Corp.	5.750%	1/15/2033	600	579
[4]	Carnival Corp. Ltd.	5.125%	5/1/2029	1,375	1,365
[4]	Carnival Corp. Ltd.	5.875%	6/15/2031	365	366
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	1,985	2,072
[4]	Churchill Downs Inc.	5.500%	4/1/2027	1,995	1,996
[4]	Churchill Downs Inc.	4.750%	1/15/2028	2,175	2,154
[4,6]	Cirsa Finance International Sarl	4.625%	7/20/2032	700	804
[4,6]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	500	577
	Dana Inc.	4.250%	9/1/2030	1,550	1,548
	Dana Inc.	4.500%	2/15/2032	330	329
	eBay Inc.	6.300%	11/22/2032	5,790	6,110
	eBay Inc.	5.125%	11/6/2035	20,000	19,319
[4]	ERAC USA Finance LLC	5.250%	4/30/2036	70,000	68,471
	Ferguson Enterprises Inc.	5.000%	10/3/2034	7,000	6,798
[4]	Flutter Treasury DAC	5.875%	6/4/2031	6,675	6,601
4

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Co.	3.250%	2/12/2032	62,757	54,876
	Ford Motor Co.	6.100%	8/19/2032	23,000	23,268
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	20,000	20,112
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	47,910	49,114
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	24,990	24,559
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	14,405	15,169
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	15,000	15,184
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	15,000	14,474
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	14,500	14,541
	General Motors Co.	6.250%	4/15/2035	4,370	4,501
	General Motors Financial Co. Inc.	3.100%	1/12/2032	77,941	69,893
	General Motors Financial Co. Inc.	5.625%	4/4/2032	55,000	55,788
	General Motors Financial Co. Inc.	6.400%	1/9/2033	25,075	26,300
	General Motors Financial Co. Inc.	6.100%	1/7/2034	32,000	32,914
	General Motors Financial Co. Inc.	5.950%	4/4/2034	40,000	40,738
	General Motors Financial Co. Inc.	5.450%	9/6/2034	7,000	6,888
	General Motors Financial Co. Inc.	5.900%	1/7/2035	4,000	4,039
	General Motors Financial Co. Inc.	6.150%	7/15/2035	30,000	30,696
	General Motors Financial Co. Inc.	5.450%	1/8/2036	4,495	4,389
[4]	Gildan Activewear Inc.	5.400%	10/7/2035	13,420	12,852
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	598	573
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	710	686
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	345	354
[4]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	2,075	2,056
[4]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	430	421
	Home Depot Inc.	4.650%	9/15/2035	5,000	4,778
	Honda Motor Co. Ltd.	5.337%	7/8/2035	5,466	5,363
	Hyatt Hotels Corp.	5.750%	3/30/2032	5,350	5,445
	Hyatt Hotels Corp.	5.500%	6/30/2034	13,452	13,404
[4,6,9]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	100	120
[4,9]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	450	467
[4]	Light & Wonder International Inc.	7.500%	9/1/2031	1,600	1,649
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	630	619
[4]	Lithia Motors Inc.	4.625%	12/15/2027	1,017	1,012
	Lowe's Cos. Inc.	3.750%	4/1/2032	5,663	5,286
	Lowe's Cos. Inc.	4.500%	10/15/2032	123,830	119,599
	Lowe's Cos. Inc.	4.850%	10/15/2035	82,793	79,094
	Marriott International Inc.	4.500%	10/15/2031	41,383	40,398
	Marriott International Inc.	4.500%	5/1/2033	16,885	16,112
	Marriott International Inc.	5.250%	10/15/2035	58,803	57,586
[4]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	65	63
[4]	Men's Wearhouse LLC	9.000%	2/1/2031	135	144
[4]	MGM China Holdings Ltd.	6.250%	5/15/2033	505	485
[4]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	1,746	1,720
[4]	NCL Corp. Ltd.	7.750%	2/15/2029	1,040	1,080
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	755	722
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	1,700	1,666
[4]	Newell Brands Inc.	8.500%	6/1/2028	540	564
	Newell Brands Inc.	6.625%	9/15/2029	743	752
	Newell Brands Inc.	7.375%	4/1/2036	440	444
	Newell Brands Inc.	7.500%	4/1/2046	4,000	3,712
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	695	691
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	5,740	5,605
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	1,250	1,317
[4]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	495	495
	O'Reilly Automotive Inc.	4.700%	6/15/2032	8,000	7,861
	O'Reilly Automotive Inc.	5.000%	8/19/2034	4,613	4,476
	O'Reilly Automotive Inc.	5.100%	3/12/2036	28,900	27,967
[4]	Pioneer Opco LLC	7.000%	5/15/2033	750	758
[4]	QXO Building Products Inc.	6.500%	7/15/2031	1,250	1,255
[4]	QXO Building Products Inc.	6.875%	7/15/2034	2,220	2,224
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	1,205	1,158
[4]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	455	460
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	750	755
[4]	Stellantis Finance US Inc.	6.450%	3/18/2035	42,960	41,823
[6]	Stellantis NV	4.625%	6/6/2035	4,000	4,381
	Toll Brothers Finance Corp.	5.600%	6/15/2035	10,000	9,965
	Toyota Motor Credit Corp.	4.600%	3/11/2033	28,590	27,655
	Toyota Motor Credit Corp.	4.800%	1/11/2036	32,529	31,248
[4]	Vail Resorts Inc.	5.625%	7/15/2030	1,380	1,375
5

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Vail Resorts Inc.	6.500%	5/15/2032	2,030	2,055
[6]	Volkswagen International Finance NV	5.994%	Perpetual	3,900	4,516
	Whirlpool Corp.	6.125%	6/15/2030	270	246
[4]	Whirlpool Corp.	7.500%	7/1/2031	500	497
	Whirlpool Corp.	6.500%	6/15/2033	1,606	1,361
[4]	Whirlpool Corp.	7.875%	7/1/2034	215	204
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	1,655	1,621
[4]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	685	666
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	475	471
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	315	305
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	4,785	4,811
[4]	ZF North America Capital Inc.	6.875%	4/23/2032	690	677
					1,700,042
Consumer Staples (3.9%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	345	332
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.750%	3/31/2034	475	442
	Altria Group Inc.	2.450%	2/4/2032	56,953	49,602
	Altria Group Inc.	5.625%	2/6/2035	12,151	12,246
	Altria Group Inc.	5.250%	8/6/2035	25,000	24,496
	BAT Capital Corp.	4.742%	3/16/2032	31,850	31,301
	BAT Capital Corp.	5.350%	8/15/2032	37,955	38,398
	BAT Capital Corp.	7.750%	10/19/2032	18,000	20,277
	BAT Capital Corp.	4.625%	3/22/2033	37,130	35,784
	BAT Capital Corp.	6.421%	8/2/2033	45,915	48,831
	BAT Capital Corp.	6.000%	2/20/2034	26,000	26,989
	BAT Capital Corp.	5.625%	8/15/2035	16,000	16,216
	BAT Capital Corp.	4.758%	9/6/2049	5,000	4,023
	BAT Capital Corp.	5.650%	3/16/2052	1,790	1,619
	BAT Capital Corp.	7.081%	8/2/2053	8,210	8,883
	BAT Capital Corp.	6.250%	8/15/2055	14,950	14,651
[4]	Chobani LLC / Chobani Finance Corp. Inc.	6.375%	4/15/2034	550	552
[10]	Coles Group Treasury Pty Ltd.	5.800%	7/15/2031	10,000	7,093
[10]	Coles Group Treasury Pty Ltd.	6.208%	11/28/2033	5,000	3,561
	Constellation Brands Inc.	4.950%	11/1/2035	31,720	30,276
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	4,400	4,239
[4]	Energizer Holdings Inc.	6.000%	9/15/2033	135	128
[4,6]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	800	893
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	335	327
	Haleon US Capital LLC	3.625%	3/24/2032	16,635	15,424
[4]	Imperial Brands Finance plc	4.875%	2/7/2032	20,000	19,600
[6]	Imperial Brands Finance plc	3.875%	8/2/2033	2,100	2,356
[4]	Imperial Brands Finance plc	5.875%	7/1/2034	3,584	3,631
[4]	Imperial Brands Finance plc	5.625%	7/1/2035	20,000	19,740
[4]	Imperial Brands Finance plc	5.500%	7/7/2036	37,500	36,432
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.625%	1/15/2032	28,755	26,412
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	5/15/2032	127,440	112,329
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	57,820	58,621
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.750%	3/15/2034	4,815	5,162
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.950%	4/20/2035	34,195	34,607
[6]	JT International Financial Services BV	3.870%	9/4/2055	4,100	4,623
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	660	688
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	7.125%	4/30/2033	540	549
	Kraft Heinz Foods Co.	5.200%	3/15/2032	16,032	16,057
	Kraft Heinz Foods Co.	6.750%	3/15/2032	17,916	19,246
	Kraft Heinz Foods Co.	5.400%	3/15/2035	12,000	11,868
	Kraft Heinz Foods Co.	4.375%	6/1/2046	3,184	2,447
	Kroger Co.	5.000%	9/15/2034	43,519	42,154
[4]	Mars Inc.	5.000%	3/1/2032	87,605	87,376
[4]	Mars Inc.	5.200%	3/1/2035	84,170	82,971
	Molson Coors Beverage Co.	5.500%	7/8/2036	11,270	11,066
[4]	Opal Bidco SAS	6.500%	3/31/2032	2,125	2,139
[4]	Performance Food Group Inc.	4.250%	8/1/2029	525	508
[4]	Performance Food Group Inc.	5.625%	3/1/2034	915	887
	Philip Morris International Inc.	4.250%	10/29/2032	113,500	108,667
	Philip Morris International Inc.	5.750%	11/17/2032	39,069	40,430
	Philip Morris International Inc.	5.375%	2/15/2033	75,195	76,048
	Philip Morris International Inc.	5.625%	9/7/2033	40,000	40,955
	Philip Morris International Inc.	5.250%	2/13/2034	94,293	94,287
	Philip Morris International Inc.	4.900%	11/1/2034	34,605	33,770
6

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.875%	4/30/2035	35,010	33,781
	Philip Morris International Inc.	4.625%	10/29/2035	3,005	2,837
	Philip Morris International Inc.	4.875%	4/29/2036	37,680	36,085
	Pilgrim's Pride Corp.	3.500%	3/1/2032	4,682	4,215
[4]	Post Holdings Inc.	6.250%	2/15/2032	320	322
[4]	Post Holdings Inc.	6.375%	3/1/2033	675	665
[4]	Post Holdings Inc.	6.250%	10/15/2034	945	919
[4]	Post Holdings Inc.	6.500%	3/15/2036	645	629
	Reynolds American Inc.	5.700%	8/15/2035	12,500	12,651
	Tyson Foods Inc.	5.700%	3/15/2034	11,190	11,357
	Tyson Foods Inc.	4.950%	2/20/2036	18,315	17,451
					1,513,121
Energy (6.5%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	675	687
	Antero Resources Corp.	5.400%	2/1/2036	25,000	24,065
	APA Corp.	6.100%	2/15/2035	5,500	5,576
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	2,100	2,093
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	760	765
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	1,000	1,004
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.650%	6/15/2033	51,120	49,289
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.000%	6/15/2036	75,580	72,569
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	2,615	2,685
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	250	257
	Boardwalk Pipelines LP	3.600%	9/1/2032	5,000	4,580
	Boardwalk Pipelines LP	5.625%	8/1/2034	12,592	12,604
	BP Capital Markets America Inc.	2.721%	1/12/2032	65,740	58,591
	BP Capital Markets America Inc.	4.812%	2/13/2033	119,610	117,183
	BP Capital Markets America Inc.	4.893%	9/11/2033	26,674	26,166
	BP Capital Markets America Inc.	5.227%	11/17/2034	51,110	51,078
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	16,118	17,630
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	19,546	20,805
	Cenovus Energy Inc.	2.650%	1/15/2032	38,257	33,872
	Cheniere Energy Inc.	5.650%	4/15/2034	10,000	10,090
[4]	Cheniere Energy Inc.	5.200%	7/30/2036	16,680	16,129
	Cheniere Energy Partners LP	3.250%	1/31/2032	108,052	97,664
	Cheniere Energy Partners LP	5.950%	6/30/2033	6,375	6,564
	Cheniere Energy Partners LP	5.550%	10/30/2035	20,460	20,323
[4]	Cheniere Energy Partners LP	5.350%	11/30/2036	46,810	45,492
[4]	Chord Energy Corp.	6.000%	10/1/2030	1,115	1,120
[4]	CNX Resources Corp.	7.375%	1/15/2031	483	494
[4]	CNX Resources Corp.	5.875%	3/1/2034	910	881
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	12,890	12,953
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	6,000	6,189
	DCP Midstream Operating LP	3.250%	2/15/2032	25,310	23,022
[4]	Devon Energy Corp.	5.600%	3/15/2034	42,450	42,794
[4]	Devon Energy Corp.	5.400%	2/15/2035	32,802	32,367
	Devon Energy Corp.	5.750%	9/15/2054	10,000	9,212
	Diamondback Energy Inc.	6.250%	3/15/2033	68,000	71,299
	Diamondback Energy Inc.	5.400%	4/18/2034	35,195	35,104
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	17,500	17,764
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	8,880	8,724
	EIG Pearl Holdings Sarl	3.545%	8/31/2036	35,270	31,274
	Empresa Nacional del Petroleo	5.250%	11/6/2029	24,953	25,010
	Enbridge Inc.	5.700%	3/8/2033	27,000	27,537
	Enbridge Inc.	5.625%	4/5/2034	45,000	45,509
	Enbridge Inc.	5.450%	3/27/2036	61,080	60,447
	Enbridge Inc.	5.950%	4/5/2054	10,000	9,557
	Energy Transfer LP	5.750%	2/15/2033	54,210	55,359
	Energy Transfer LP	6.550%	12/1/2033	53,840	57,342
	Energy Transfer LP	5.550%	5/15/2034	20,000	19,983
	Energy Transfer LP	5.700%	4/1/2035	35,000	35,232
	Energy Transfer LP	5.350%	1/15/2036	22,320	21,818
[4]	Eni SpA	5.250%	5/18/2036	27,330	26,389
[4]	Eni SpA	6.000%	5/18/2056	14,950	14,101
	Enterprise Products Operating LLC	5.350%	1/31/2033	17,135	17,353
	Enterprise Products Operating LLC	6.875%	3/1/2033	8,660	9,477
	EOG Resources Inc.	5.350%	1/15/2036	25,000	24,808
	EOG Resources Inc.	5.650%	12/1/2054	13,110	12,248
	Equinor ASA	4.750%	11/14/2035	16,300	15,578
7

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Excelerate Energy LP	8.000%	5/15/2030	1,475	1,548
	Expand Energy Corp.	4.750%	2/1/2032	37,825	36,629
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	2,969	2,622
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	27,450	23,504
	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	7,207	5,849
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	610	635
	Genesis Energy LP / Genesis Energy Finance Corp.	6.750%	3/15/2034	375	374
[4]	Harvest Midstream I LP	6.750%	5/15/2034	775	778
	Helmerich & Payne Inc.	2.900%	9/29/2031	24,395	21,667
	Hess Corp.	7.125%	3/15/2033	2,000	2,220
	Kinder Morgan Inc.	7.750%	1/15/2032	990	1,111
	Kinder Morgan Inc.	5.850%	6/1/2035	17,340	17,753
[11]	Kinder Morgan Inc.	5.550%	8/1/2036	25,000	24,819
	Kinder Morgan Inc.	3.600%	2/15/2051	8,000	5,341
[4]	Kinetik Holdings LP	6.625%	12/15/2028	215	219
[4]	Kinetik Holdings LP	5.875%	6/15/2030	170	170
[4,11]	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.	6.625%	8/15/2034	285	285
	Marathon Petroleum Corp.	5.700%	3/1/2035	50,000	50,498
[4]	Matador Resources Co.	6.000%	4/15/2034	765	740
	MPLX LP	5.000%	1/15/2033	25,000	24,478
	MPLX LP	5.400%	9/15/2035	25,000	24,507
	MPLX LP	5.300%	4/1/2036	35,000	33,872
[4]	Noble Finance II LLC	8.000%	4/15/2030	86	89
[4]	Noble Finance II LLC	6.250%	6/15/2034	1,365	1,325
	Occidental Petroleum Corp.	5.550%	10/1/2034	33,145	33,297
	Occidental Petroleum Corp.	6.450%	9/15/2036	14,515	15,284
	ONEOK Inc.	6.100%	11/15/2032	28,679	29,797
	ONEOK Inc.	6.050%	9/1/2033	11,330	11,682
	ONEOK Inc.	5.650%	9/1/2034	23,300	23,347
	Ovintiv Inc.	7.200%	11/1/2031	4,750	5,147
	Ovintiv Inc.	7.375%	11/1/2031	15,232	16,640
	Ovintiv Inc.	6.250%	7/15/2033	2,000	2,081
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	9,090	8,935
[3]	Petroleos Mexicanos	8.750%	6/2/2029	1,631	1,734
	Petronas Capital Ltd.	5.340%	4/3/2035	26,592	26,697
	Phillips 66 Co.	5.875%	3/15/2056	10,000	9,871
	Phillips 66 Co.	6.200%	3/15/2056	10,000	9,953
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	10,921	10,974
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	25,270	24,882
	Saudi Arabian Oil Co.	6.375%	6/2/2055	8,700	8,418
	Schlumberger Investment SA	4.800%	5/7/2033	23,740	23,316
	Schlumberger Investment SA	5.150%	5/7/2036	50,000	48,877
[4]	Seadrill Finance Ltd.	6.750%	7/15/2034	440	424
	Shell Finance US Inc.	4.750%	1/6/2036	25,000	24,031
[4]	SM Energy Co.	6.750%	8/1/2029	500	507
[4]	SM Energy Co.	8.625%	11/1/2030	1,138	1,195
[4]	SM Energy Co.	8.750%	7/1/2031	553	578
[4]	SM Energy Co.	7.000%	8/1/2032	3,585	3,642
[4]	SM Energy Co.	9.625%	6/15/2033	2,805	3,085
[4]	SM Energy Co.	6.625%	4/15/2034	2,750	2,734
	Suncor Energy Inc.	7.150%	2/1/2032	27,141	29,581
[4]	Sunoco LP	5.625%	3/15/2031	780	770
[4]	Sunoco LP	5.375%	7/15/2031	475	466
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	1,545	1,534
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	265	267
	Targa Resources Corp.	4.200%	2/1/2033	21,973	20,519
	Targa Resources Corp.	6.125%	3/15/2033	28,492	29,591
	Targa Resources Corp.	6.500%	3/30/2034	32,825	34,766
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	20,937	20,689
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	53,774	50,387
	TotalEnergies Capital SA	4.724%	9/10/2034	5,528	5,372
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	32,763	31,773
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	42,169	40,542
[6]	TotalEnergies SE	2.125%	Perpetual	3,800	3,820
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	10,000	9,497
	TransCanada PipeLines Ltd.	6.375%	10/17/2056	13,160	13,164
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	40,000	38,737
[4]	Transocean International Ltd.	8.250%	5/15/2029	331	341
[4]	Transocean International Ltd.	8.750%	2/15/2030	762	790
[4]	Transocean International Ltd.	8.500%	5/15/2031	585	610
8

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Transocean International Ltd.	7.875%	10/15/2032	535	557
	Uzbekneftegaz JSC	4.750%	11/16/2028	10,066	9,693
	Uzbekneftegaz JSC	8.750%	5/7/2030	5,500	5,863
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	1,759	1,675
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	573	614
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	330	341
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	795	847
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	700	711
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	440	454
[4]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	4,200	4,335
[4]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	3,355	3,513
	Western Midstream Operating LP	5.500%	12/15/2035	14,290	13,883
	Williams Cos. Inc.	4.650%	8/15/2032	19,500	18,972
	Williams Cos. Inc.	5.650%	3/15/2033	5,385	5,465
	Williams Cos. Inc.	5.600%	3/15/2035	21,429	21,458
	Williams Cos. Inc.	5.150%	3/15/2036	36,550	35,149
					2,553,613
Financials (29.4%)
[4]	200 Park Funding Trust	5.740%	2/15/2055	35,236	33,117
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	21,465	19,406
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.750%	1/15/2033	59,989	57,789
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	26,324	23,005
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	20,000	19,121
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	12,500	11,892
	Allstate Corp.	5.250%	3/30/2033	38,472	38,616
	Allstate Corp.	5.350%	6/1/2033	16,044	16,154
	Ally Financial Inc.	8.000%	11/1/2031	10,000	11,036
	Ally Financial Inc.	5.548%	7/31/2033	15,332	15,100
	Ally Financial Inc.	6.184%	7/26/2035	20,000	20,071
	American Express Co.	4.989%	5/26/2033	5,000	4,907
	American Express Co.	4.420%	8/3/2033	20,000	19,220
	American Express Co.	5.043%	5/1/2034	20,000	19,734
	American Express Co.	5.625%	7/28/2034	11,309	11,368
	American Express Co.	5.284%	7/26/2035	46,025	45,693
	American Express Co.	5.442%	1/30/2036	28,913	28,891
	American Express Co.	4.804%	10/24/2036	28,012	26,476
	American International Group Inc.	5.125%	3/27/2033	15,000	14,888
	American International Group Inc.	5.450%	5/7/2035	20,000	19,999
	Ameriprise Financial Inc.	5.200%	4/15/2035	38,581	37,857
	Ameriprise Financial Inc.	5.350%	6/15/2036	10,000	9,784
[4]	AmWINS Group Inc.	6.375%	2/15/2029	910	915
[4]	AmWINS Group Inc.	4.875%	6/30/2029	1,655	1,594
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/2031	6,500	5,636
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/2031	7,000	6,187
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	28,523	28,656
	Aon North America Inc.	5.450%	3/1/2034	36,000	36,058
	Apollo Debt Solutions BDC	6.700%	7/29/2031	25,000	25,283
	Apollo Debt Solutions BDC	6.550%	3/15/2032	25,000	25,070
	Apollo Global Management Inc.	5.150%	8/12/2035	47,857	45,732
	Apollo Global Management Inc.	6.000%	12/15/2054	22,177	21,248
	Arch Capital Group Ltd.	5.250%	6/15/2036	15,000	14,660
	Ares Capital Corp.	5.800%	3/8/2032	40,000	39,348
	Ares Strategic Income Fund	6.200%	3/21/2032	35,000	34,497
	Arthur J Gallagher & Co.	5.000%	2/15/2032	23,507	23,306
	Arthur J Gallagher & Co.	5.500%	3/2/2033	8,700	8,761
	Arthur J Gallagher & Co.	6.500%	2/15/2034	12,000	12,714
[4]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	80	81
	Athene Holding Ltd.	3.450%	5/15/2052	11,965	7,066
	Athene Holding Ltd.	6.625%	10/15/2054	55,651	52,406
	Athene Holding Ltd.	6.625%	5/19/2055	11,429	10,710
	Athene Holding Ltd.	6.875%	6/28/2055	10,000	9,412
[6]	Athora Holding Ltd.	5.875%	9/10/2034	7,155	8,636
[4]	Atlas Warehouse Lending Co. LP	5.250%	1/15/2033	23,000	22,241
[10]	Australia & New Zealand Banking Group Ltd.	6.405%	9/20/2034	5,000	3,586
[10]	Australia & New Zealand Banking Group Ltd.	6.124%	7/25/2039	20,000	13,968
[4]	Aviation Capital Group LLC	4.875%	1/28/2033	17,390	16,693
[4]	Avolon Holdings Funding Ltd.	4.850%	4/1/2033	10,000	9,544
	Banco Santander SA	3.225%	11/22/2032	5,000	4,498
	Banco Santander SA	6.921%	8/8/2033	39,040	41,625
9

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.938%	11/7/2033	27,650	30,340
	Banco Santander SA	5.127%	11/6/2035	30,000	28,852
	Banco Santander SA	5.437%	4/15/2036	39,000	38,198
	Bank of America Corp.	2.687%	4/22/2032	28,107	25,213
	Bank of America Corp.	2.299%	7/21/2032	88,325	77,322
	Bank of America Corp.	2.572%	10/20/2032	50,041	44,106
	Bank of America Corp.	2.972%	2/4/2033	84,445	75,372
	Bank of America Corp.	4.571%	4/27/2033	96,660	93,570
	Bank of America Corp.	5.015%	7/22/2033	20,000	19,789
	Bank of America Corp.	5.288%	4/25/2034	64,767	64,612
	Bank of America Corp.	5.872%	9/15/2034	55,750	57,331
	Bank of America Corp.	5.468%	1/23/2035	75,000	75,232
	Bank of America Corp.	5.425%	8/15/2035	43,000	42,286
	Bank of America Corp.	5.518%	10/25/2035	75,430	74,372
	Bank of America Corp.	5.511%	1/24/2036	63,609	63,651
	Bank of America Corp.	5.744%	2/12/2036	40,000	39,982
	Bank of America Corp.	5.464%	5/9/2036	35,712	35,668
	Bank of America Corp.	2.482%	9/21/2036	20,000	17,263
	Bank of America Corp.	5.045%	2/6/2037	50,000	48,156
	Bank of America Corp.	3.846%	3/8/2037	20,000	18,368
	Bank of America Corp.	5.489%	4/23/2037	57,005	55,418
	Bank of Montreal	3.088%	1/10/2037	12,000	10,633
	Bank of Montreal	5.298%	6/2/2037	25,000	24,446
	Bank of New York Mellon Corp.	5.060%	7/22/2032	16,761	16,773
	Bank of New York Mellon Corp.	4.289%	6/13/2033	20,449	19,614
	Bank of New York Mellon Corp.	5.834%	10/25/2033	47,578	49,374
	Bank of New York Mellon Corp.	4.706%	2/1/2034	43,235	41,967
	Bank of New York Mellon Corp.	4.967%	4/26/2034	70,537	69,419
	Bank of New York Mellon Corp.	6.474%	10/25/2034	65,432	69,969
	Bank of New York Mellon Corp.	5.188%	3/14/2035	45,121	44,829
	Bank of New York Mellon Corp.	5.316%	6/6/2036	25,000	24,865
	Bank of New York Mellon Corp.	5.085%	4/23/2037	38,775	37,650
	Bank of New York Mellon Corp.	5.606%	7/21/2039	29,640	29,664
	Bank of Nova Scotia	4.588%	5/4/2037	17,000	16,179
	Barclays plc	5.746%	8/9/2033	16,100	16,353
	Barclays plc	7.437%	11/2/2033	58,830	64,792
	Barclays plc	6.224%	5/9/2034	35,345	36,571
	Barclays plc	6.692%	9/13/2034	20,000	21,229
	Barclays plc	5.335%	9/10/2035	38,000	37,008
	Barclays plc	5.785%	2/25/2036	33,500	33,523
	Barclays plc	5.207%	2/24/2037	24,500	23,327
	Barclays plc	5.586%	6/26/2037	30,000	29,279
[4]	Block Inc.	5.625%	8/15/2030	2,025	2,015
	Block Inc.	6.500%	5/15/2032	2,355	2,381
	Blue Owl Finance LLC	6.250%	4/18/2034	19,900	19,267
[4]	BPCE SA	5.773%	6/2/2037	34,640	33,958
[6]	BPCE SA	4.125%	2/27/2039	6,200	6,881
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	14,486	14,256
	Brown & Brown Inc.	4.200%	3/17/2032	14,100	13,243
	Brown & Brown Inc.	5.650%	6/11/2034	21,065	20,931
[4]	Burford Capital Global Finance LLC	6.250%	4/15/2028	300	296
[4]	Burford Capital Global Finance LLC	9.250%	7/1/2031	1,475	1,442
[4]	Burford Capital Global Finance LLC	8.500%	1/15/2034	1,850	1,602
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	15,000	15,676
	Capital One Financial Corp.	2.618%	11/2/2032	24,315	21,364
	Capital One Financial Corp.	5.268%	5/10/2033	10,000	9,908
	Capital One Financial Corp.	5.817%	2/1/2034	51,000	51,616
	Capital One Financial Corp.	6.377%	6/8/2034	73,251	76,288
	Capital One Financial Corp.	6.051%	2/1/2035	20,640	21,087
	Capital One Financial Corp.	6.183%	1/30/2036	60,337	60,464
	Capital One Financial Corp.	5.197%	9/11/2036	55,358	52,909
	Capital One Financial Corp.	5.399%	1/30/2037	27,500	26,589
	Carlyle Group Inc.	5.050%	9/19/2035	18,416	17,481
	Charles Schwab Corp.	5.853%	5/19/2034	54,628	56,202
	Charles Schwab Corp.	6.136%	8/24/2034	45,840	47,886
	Charles Schwab Corp.	4.914%	11/14/2036	22,590	21,585
	Charles Schwab Corp.	5.493%	5/21/2037	20,000	19,863
	Chubb INA Holdings LLC	5.300%	5/20/2036	10,000	9,906
	Citibank NA	5.570%	4/30/2034	39,805	40,442
	Citigroup Inc.	6.625%	6/15/2032	10,383	11,120
10

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.057%	1/25/2033	57,394	51,452
	Citigroup Inc.	3.785%	3/17/2033	86,244	80,211
	Citigroup Inc.	4.910%	5/24/2033	21,013	20,686
	Citigroup Inc.	6.270%	11/17/2033	36,961	38,893
	Citigroup Inc.	6.174%	5/25/2034	81,110	83,224
	Citigroup Inc.	5.827%	2/13/2035	50,820	50,822
	Citigroup Inc.	5.449%	6/11/2035	10,000	9,986
	Citigroup Inc.	6.020%	1/24/2036	50,000	50,303
	Citigroup Inc.	5.333%	3/27/2036	38,800	38,245
	Citigroup Inc.	5.174%	9/11/2036	38,627	37,619
[10]	Commonwealth Bank of Australia	6.704%	3/15/2038	1,720	1,249
	Corebridge Financial Inc.	3.900%	4/5/2032	72,210	66,935
	Corebridge Financial Inc.	6.050%	9/15/2033	39,000	40,031
	Corebridge Financial Inc.	5.750%	1/15/2034	25,000	25,269
	Corebridge Financial Inc.	6.375%	9/15/2054	24,488	24,025
[4]	CRC Insurance Group LLC	7.125%	6/1/2031	125	125
[4]	Credit Agricole SA	5.261%	1/12/2037	30,000	28,868
	Deutsche Bank AG	3.742%	1/7/2033	21,200	19,280
	Deutsche Bank AG	7.079%	2/10/2034	24,000	25,517
	Deutsche Bank AG	5.403%	9/11/2035	10,000	9,813
	Equifax Inc.	2.350%	9/15/2031	10,000	8,714
	Equifax Inc.	5.650%	8/15/2033	6,810	6,832
	Equitable Holdings Inc.	5.594%	1/11/2033	23,981	24,277
[4]	Fair Isaac Corp.	4.000%	6/15/2028	1,610	1,562
[4]	Fair Isaac Corp.	6.000%	5/15/2033	2,130	2,062
[4]	Fair Isaac Corp.	6.250%	9/15/2034	1,520	1,467
	Fifth Third Bancorp	4.337%	4/25/2033	5,000	4,755
	Fifth Third Bancorp	5.141%	1/29/2037	15,000	14,394
	Fiserv Inc.	5.600%	3/2/2033	12,000	11,953
	Fiserv Inc.	5.625%	8/21/2033	22,000	21,838
	Fiserv Inc.	5.150%	8/12/2034	43,630	41,535
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	820	790
[4]	Freedom Mortgage Holdings LLC	8.000%	2/1/2032	1,165	1,156
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	965	932
[6]	GA Global Funding Trust	4.133%	9/16/2035	5,700	6,313
	GATX Corp.	3.500%	6/1/2032	15,985	14,647
[4]	Global Atlantic Fin Co.	7.950%	6/15/2033	50,950	55,060
	Global Payments Inc.	2.900%	11/15/2031	60,915	53,222
	Goldman Sachs Group Inc.	2.383%	7/21/2032	69,261	60,521
	Goldman Sachs Group Inc.	2.650%	10/21/2032	52,450	46,093
	Goldman Sachs Group Inc.	3.102%	2/24/2033	39,600	35,391
	Goldman Sachs Group Inc.	5.094%	4/20/2034	59,688	58,393
	Goldman Sachs Group Inc.	6.561%	10/24/2034	10,000	10,619
	Goldman Sachs Group Inc.	5.851%	4/25/2035	45,000	45,753
	Goldman Sachs Group Inc.	5.330%	7/23/2035	53,500	52,604
	Goldman Sachs Group Inc.	5.016%	10/23/2035	65,000	62,562
	Goldman Sachs Group Inc.	5.536%	1/28/2036	60,000	59,541
	Goldman Sachs Group Inc.	4.939%	10/21/2036	61,384	58,088
	Goldman Sachs Group Inc.	5.065%	1/21/2037	31,630	30,145
	Goldman Sachs Group Inc.	5.425%	6/3/2037	61,150	59,744
	Goldman Sachs Group Inc.	5.655%	7/21/2037	50,000	49,755
	Goldman Sachs Group Inc.	5.387%	2/2/2041	25,000	23,676
[6]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	8,000	9,384
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	729	722
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	2,616	2,432
	HPS Corporate Lending Fund	5.950%	4/14/2032	13,313	12,898
	HSBC Holdings plc	2.871%	11/22/2032	42,000	37,328
	HSBC Holdings plc	4.762%	3/29/2033	8,000	7,705
	HSBC Holdings plc	8.113%	11/3/2033	30,000	33,855
	HSBC Holdings plc	5.208%	5/12/2034	107,945	106,058
	HSBC Holdings plc	6.547%	6/20/2034	32,694	34,153
	HSBC Holdings plc	7.399%	11/13/2034	46,200	50,430
	HSBC Holdings plc	5.874%	11/18/2035	38,294	38,332
	HSBC Holdings plc	5.450%	3/3/2036	45,000	44,366
	HSBC Holdings plc	5.790%	5/13/2036	36,135	36,425
	HSBC Holdings plc	5.741%	9/10/2036	30,000	29,630
	HSBC Holdings plc	5.133%	11/6/2036	22,570	21,699
	HSBC Holdings plc	5.279%	3/10/2037	32,333	31,279
[5,10]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.250%	5.693%	8/28/2031	10,000	7,070
	Huntington Bancshares Inc.	5.023%	5/17/2033	30,000	29,485
11

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	5.709%	2/2/2035	54,445	54,659
	Huntington Bancshares Inc.	2.487%	8/15/2036	8,750	7,475
	Huntington Bancshares Inc.	6.141%	11/18/2039	21,940	21,957
	Huntington Bancshares Inc.	5.605%	1/28/2041	17,260	16,545
[4]	Intesa Sanpaolo SpA	6.005%	6/29/2037	55,535	54,459
	Jefferies Financial Group Inc.	2.750%	10/15/2032	22,235	18,835
	Jefferies Financial Group Inc.	6.200%	4/14/2034	18,018	18,194
	JPMorgan Chase & Co.	2.545%	11/8/2032	38,240	33,627
	JPMorgan Chase & Co.	2.963%	1/25/2033	56,430	50,449
	JPMorgan Chase & Co.	4.586%	4/26/2033	20,130	19,558
	JPMorgan Chase & Co.	4.912%	7/25/2033	63,750	62,891
	JPMorgan Chase & Co.	5.717%	9/14/2033	40,000	40,757
	JPMorgan Chase & Co.	5.350%	6/1/2034	70,000	70,116
	JPMorgan Chase & Co.	6.254%	10/23/2034	50,000	52,548
	JPMorgan Chase & Co.	5.336%	1/23/2035	66,400	66,194
	JPMorgan Chase & Co.	5.766%	4/22/2035	101,330	103,536
	JPMorgan Chase & Co.	5.294%	7/22/2035	101,930	100,990
	JPMorgan Chase & Co.	4.946%	10/22/2035	36,250	35,101
	JPMorgan Chase & Co.	5.502%	1/24/2036	48,837	48,909
	JPMorgan Chase & Co.	5.572%	4/22/2036	66,319	66,625
	JPMorgan Chase & Co.	5.576%	7/23/2036	80,693	79,803
	JPMorgan Chase & Co.	4.810%	10/22/2036	50,110	47,584
	JPMorgan Chase & Co.	4.898%	1/22/2037	67,315	64,190
	JPMorgan Chase & Co.	5.193%	2/5/2037	225,778	216,526
	JPMorgan Chase & Co.	5.148%	4/23/2037	67,365	65,395
	JPMorgan Chase & Co.	5.803%	7/23/2041	33,215	32,829
	Kemper Corp.	3.800%	2/23/2032	5,000	4,458
	KeyBank NA	4.900%	8/8/2032	10,000	9,699
	Keybank National Association	5.000%	1/26/2033	15,600	15,221
	KeyCorp	4.789%	6/1/2033	12,900	12,507
	KeyCorp	6.401%	3/6/2035	20,852	21,764
	KeyCorp	5.305%	1/28/2037	15,000	14,487
	KKR & Co. Inc.	5.100%	8/7/2035	5,230	4,977
[4]	Liberty Mutual Group Inc.	5.250%	5/1/2036	25,000	24,170
	Lloyds Banking Group plc	4.976%	8/11/2033	10,000	9,839
	Lloyds Banking Group plc	7.953%	11/15/2033	8,785	9,828
	Lloyds Banking Group plc	6.068%	6/13/2036	24,253	24,498
	LPL Holdings Inc.	6.000%	5/20/2034	7,873	7,927
	M&T Bank Corp.	5.053%	1/27/2034	24,684	24,062
	M&T Bank Corp.	5.385%	1/16/2036	10,019	9,811
[10]	Macquarie Bank Ltd.	5.603%	2/20/2035	6,000	4,177
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	6.303%	2/20/2035	3,000	2,148
	Manulife Financial Corp.	4.986%	12/11/2035	15,000	14,460
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	30,000	29,743
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	49,410	48,040
	MetLife Inc.	5.300%	12/15/2034	34,500	34,459
	MetLife Inc.	6.350%	3/15/2055	36,059	36,563
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	54,920	47,963
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	8,361	7,327
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	10,000	8,867
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	2,000	1,906
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	16,200	16,092
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	5,000	5,045
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,000	38,802
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	39,000	39,041
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	25,000	25,082
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	15,000	14,589
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	69,005	66,178
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	20,000	19,536
	Mitsubishi UFJ Financial Group Inc.	5.568%	7/24/2037	30,000	29,858
	Morgan Stanley	1.928%	4/28/2032	20,000	17,239
	Morgan Stanley	2.239%	7/21/2032	59,078	51,330
	Morgan Stanley	2.511%	10/20/2032	37,000	32,357
	Morgan Stanley	2.943%	1/21/2033	35,132	31,232
	Morgan Stanley	4.889%	7/20/2033	18,354	17,996
	Morgan Stanley	6.342%	10/18/2033	45,993	48,365
	Morgan Stanley	5.250%	4/21/2034	50,805	50,295
	Morgan Stanley	5.424%	7/21/2034	30,653	30,603
	Morgan Stanley	6.627%	11/1/2034	33,210	35,435
	Morgan Stanley	5.466%	1/18/2035	93,020	92,775
12

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.831%	4/19/2035	93,600	95,343
	Morgan Stanley	5.320%	7/19/2035	61,520	60,660
	Morgan Stanley	5.587%	1/18/2036	46,828	46,817
	Morgan Stanley	5.664%	4/17/2036	65,000	65,244
	Morgan Stanley	2.484%	9/16/2036	50,000	42,894
	Morgan Stanley	4.892%	10/22/2036	57,958	54,916
	Morgan Stanley	5.073%	1/30/2037	79,005	75,504
	Morgan Stanley	5.296%	4/10/2037	62,540	60,736
	Morgan Stanley	5.605%	7/17/2037	24,945	24,801
	Morgan Stanley	5.948%	1/19/2038	17,080	17,298
	Morgan Stanley	5.314%	1/18/2041	29,060	27,528
	Nasdaq Inc.	5.550%	2/15/2034	30,288	30,631
	NatWest Group plc	6.016%	3/2/2034	15,000	15,493
	NatWest Group plc	5.778%	3/1/2035	20,080	20,421
[6]	Nippon Life Insurance Co.	4.114%	1/23/2055	2,300	2,561
[4]	Nippon Life Insurance Co.	6.500%	4/30/2055	14,139	14,564
[6]	Nippon Life Insurance Co.	4.165%	9/2/2055	5,600	6,228
	Nomura Holdings Inc.	2.999%	1/22/2032	7,000	6,236
	Nomura Holdings Inc.	6.181%	1/18/2033	2,000	2,081
	Nomura Holdings Inc.	5.545%	7/14/2036	30,000	29,422
	Northern Trust Corp.	5.117%	11/19/2040	36,719	35,114
[4]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	5,258	5,186
[4]	Nuveen LLC	5.850%	4/15/2034	5,000	5,067
[6]	Oldenburgische Landesbank AG	8.000%	4/24/2034	2,000	2,501
	OneMain Finance Corp.	5.375%	11/15/2029	900	879
	OneMain Finance Corp.	6.750%	3/15/2032	165	164
	OneMain Finance Corp.	7.125%	9/15/2032	255	258
	OneMain Finance Corp.	6.500%	3/15/2033	110	107
	OneMain Finance Corp.	6.750%	9/15/2033	1,955	1,925
[7]	Pension Insurance Corp. plc	3.625%	10/21/2032	6,682	7,786
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	3,885	4,028
	PNC Financial Services Group Inc.	6.037%	10/28/2033	68,750	71,325
	PNC Financial Services Group Inc.	5.068%	1/24/2034	35,344	34,797
	PNC Financial Services Group Inc.	5.939%	8/18/2034	35,360	36,547
	PNC Financial Services Group Inc.	6.875%	10/20/2034	106,126	115,084
	PNC Financial Services Group Inc.	5.676%	1/22/2035	49,080	49,634
	PNC Financial Services Group Inc.	5.401%	7/23/2035	42,355	42,091
	PNC Financial Services Group Inc.	5.575%	1/29/2036	21,380	21,468
	PNC Financial Services Group Inc.	5.463%	7/21/2037	53,762	53,198
	PNC Financial Services Group Inc.	5.423%	1/25/2041	42,280	40,458
	Principal Financial Group Inc.	5.300%	1/15/2037	10,000	9,693
	Progressive Corp.	5.150%	3/26/2036	40,225	39,377
	Prudential Financial Inc.	5.125%	3/1/2052	15,158	14,739
	Prudential Financial Inc.	6.000%	9/1/2052	9,328	9,382
	Prudential Financial Inc.	6.750%	3/1/2053	14,482	15,034
	Prudential Financial Inc.	6.500%	3/15/2054	13,019	13,295
	Prudential Financial Inc.	6.250%	6/15/2056	5,000	4,957
	Regions Financial Corp.	5.502%	9/6/2035	36,518	36,098
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	25,290	25,490
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	9,979	10,040
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	1,538	1,550
[4]	Rocket Cos. Inc.	6.125%	8/1/2031	870	874
[4]	Rocket Cos. Inc.	6.375%	8/1/2033	800	805
[4]	Rocket Cos. Inc.	6.500%	6/15/2034	440	444
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	2,765	2,561
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/2033	1,595	1,409
	Santander UK Group Holdings plc	5.136%	9/22/2036	25,000	23,837
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	900	901
[6]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	5.500%	5/15/2033	700	791
[4]	SMBC Aviation Capital Finance DAC	5.700%	7/23/2036	30,000	29,634
[4]	Starwood Property Trust Inc.	5.875%	8/15/2029	350	351
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	420	426
	State Street Bank & Trust Co.	5.217%	7/23/2034	46,700	46,637
	State Street Corp.	6.123%	11/21/2034	40,076	41,644
	State Street Corp.	5.146%	2/28/2036	35,000	34,385
	State Street Corp.	4.784%	10/23/2036	33,185	31,561
	State Street Corp.	5.094%	4/24/2037	20,171	19,554
	Sumisho Air Lease Corp.	2.875%	1/15/2032	1,773	1,569
[4]	Sumisho Air Lease Corp.	5.500%	3/24/2036	22,720	22,125
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	29,700	30,043
13

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	25,000	25,279
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	25,450	26,056
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	15,000	14,724
	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	11,995	11,787
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	20,000	20,125
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	15,000	15,151
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	25,000	24,492
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	35,760	34,310
	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	50,290	48,967
	Toronto-Dominion Bank	5.298%	1/30/2032	26,556	26,838
	Toronto-Dominion Bank	3.200%	3/10/2032	6,958	6,331
	Toronto-Dominion Bank	4.866%	4/22/2033	35,805	34,984
	Toronto-Dominion Bank	4.928%	10/15/2035	34,365	32,972
	Truist Financial Corp.	4.964%	10/23/2036	40,000	38,070
	UBS Americas Inc.	7.125%	7/15/2032	27,000	29,688
[4]	UBS Group AG	4.844%	11/6/2033	41,649	40,374
[4]	UBS Group AG	5.580%	5/9/2036	44,500	44,329
[4]	UBS Group AG	5.010%	3/23/2037	17,092	16,245
	US Bancorp	4.967%	7/22/2033	30,650	29,946
	US Bancorp	5.850%	10/21/2033	83,323	85,840
	US Bancorp	4.839%	2/1/2034	62,295	60,395
	US Bancorp	5.836%	6/12/2034	41,010	42,020
	US Bancorp	5.678%	1/23/2035	4,011	4,067
	US Bancorp	5.424%	2/12/2036	5,000	4,990
	US Bancorp	2.491%	11/3/2036	25,000	21,575
	US Bancorp	5.033%	1/26/2037	5,000	4,812
	US Bancorp	5.470%	7/27/2037	61,180	60,561
	US Bancorp	5.723%	5/20/2041	20,000	19,514
[4]	UWM Holdings LLC	6.625%	2/1/2030	245	227
	Verisk Analytics Inc.	5.750%	4/1/2033	10,000	10,178
	Verisk Analytics Inc.	5.250%	6/5/2034	1,874	1,836
	Verisk Analytics Inc.	5.250%	3/15/2035	30,607	29,832
[6]	Volksbank Wien AG	5.500%	12/4/2035	3,600	4,231
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/2013	6,147	—
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/2014	7,500	1
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/2015	9,000	1
	Wells Fargo & Co.	3.350%	3/2/2033	92,510	84,125
	Wells Fargo & Co.	4.897%	7/25/2033	74,950	73,614
	Wells Fargo & Co.	5.389%	4/24/2034	62,000	62,029
	Wells Fargo & Co.	5.557%	7/25/2034	85,415	86,123
	Wells Fargo & Co.	6.491%	10/23/2034	91,858	97,579
	Wells Fargo & Co.	5.499%	1/23/2035	50,000	50,097
	Wells Fargo & Co.	5.211%	12/3/2035	20,250	19,868
	Wells Fargo & Co.	5.605%	4/23/2036	42,289	42,550
	Wells Fargo & Co.	4.892%	9/15/2036	10,000	9,571
	Wells Fargo & Co.	4.960%	1/23/2037	52,640	50,260
	Wells Fargo & Co.	5.433%	1/23/2047	28,500	26,236
	Westpac Banking Corp.	5.405%	8/10/2033	17,028	17,002
	Westpac Banking Corp.	6.820%	11/17/2033	25,000	26,788
	Westpac Banking Corp.	5.618%	11/20/2035	35,000	34,613
[10]	Westpac Banking Corp.	6.934%	6/23/2038	2,300	1,690
[10]	Westpac Banking Corp.	7.199%	11/15/2038	3,000	2,238
[10]	Westpac Banking Corp.	6.085%	2/12/2041	5,000	3,441
	Willis North America Inc.	5.350%	5/15/2033	7,320	7,307
[4]	WS Escrow LLC	7.750%	6/1/2033	755	781
[6]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	2,500	2,573
[6]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	3,300	3,712
[4]	Wynnton Funding Trust	5.251%	8/15/2035	15,000	14,506
					11,437,831
Health Care (7.3%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	2,160	2,208
	Abbott Laboratories	4.300%	3/15/2033	126,625	121,344
	Abbott Laboratories	4.650%	3/15/2036	56,439	53,613
	AbbVie Inc.	4.400%	3/15/2033	57,161	55,076
	AbbVie Inc.	5.050%	3/15/2034	22,888	22,705
	AbbVie Inc.	4.750%	3/15/2036	30,000	28,706
	Adventist Health System	5.757%	12/1/2034	15,000	15,126
[4]	Agilent Technologies Inc.	4.900%	1/15/2032	25,000	24,757
	Agilent Technologies Inc.	4.750%	9/9/2034	34,090	32,825
14

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.350%	2/22/2032	16,140	14,821
	Amgen Inc.	5.250%	3/2/2033	46,000	46,095
	Amgen Inc.	4.850%	2/19/2036	38,824	37,195
	Ascension Health	4.923%	11/15/2035	36,925	35,798
	Augusta SpinCo Corp.	4.945%	3/23/2033	21,905	21,497
	Augusta SpinCo Corp.	5.245%	3/23/2036	27,290	26,800
[4]	Bausch & Lomb Corp.	8.375%	10/1/2028	2,069	2,125
	Baxter International Inc.	2.539%	2/1/2032	13,780	11,782
	Becton Dickinson & Co.	4.298%	8/22/2032	24,843	23,807
	Becton Dickinson & Co.	5.110%	2/8/2034	24,211	23,903
	Cardinal Health Inc.	5.350%	11/15/2034	40,000	39,723
	Cencora Inc.	4.600%	2/13/2033	9,220	8,920
	Cencora Inc.	5.150%	2/15/2035	6,065	5,959
	Cencora Inc.	4.900%	2/13/2036	30,000	28,722
	Centene Corp.	2.450%	7/15/2028	5,150	4,886
	Centene Corp.	4.625%	12/15/2029	850	823
[4]	Charles River Laboratories International Inc.	4.250%	5/1/2028	1,945	1,909
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	2,765	2,643
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	713	752
[4]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	1,540	1,560
	Cigna Group	4.875%	9/15/2032	34,828	34,321
	Cigna Group	5.250%	2/15/2034	29,875	29,671
	Cigna Group	5.250%	1/15/2036	41,526	40,725
	CommonSpirit Health	4.975%	9/1/2035	16,750	15,982
	CVS Health Corp.	5.250%	2/21/2033	48,544	48,565
	CVS Health Corp.	5.300%	6/1/2033	27,980	27,893
	CVS Health Corp.	5.700%	6/1/2034	7,104	7,196
	CVS Health Corp.	5.450%	9/15/2035	37,851	37,462
[4]	DaVita Inc.	4.625%	6/1/2030	1,020	983
[4]	DaVita Inc.	3.750%	2/15/2031	290	268
[4]	DaVita Inc.	6.875%	9/1/2032	865	889
	Elevance Health Inc.	4.950%	11/1/2031	50,000	49,710
	Elevance Health Inc.	4.100%	5/15/2032	23,690	22,484
	Elevance Health Inc.	5.500%	10/15/2032	32,000	32,520
	Elevance Health Inc.	4.750%	2/15/2033	33,852	32,872
	Elevance Health Inc.	5.375%	6/15/2034	71,458	71,336
	Eli Lilly & Co.	4.650%	5/20/2033	34,474	33,772
	Eli Lilly & Co.	4.850%	5/20/2036	35,920	34,753
[4]	Encompass Health Corp.	5.875%	6/1/2034	1,225	1,213
[4]	Endo Finance Holdings LP	8.500%	4/15/2031	3,160	3,327
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	28,954	30,040
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	46,785	46,691
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	37,720	36,064
[4]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	720	726
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	5,000	5,065
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	30,000	29,137
	HCA Inc.	2.375%	7/15/2031	20,000	17,586
	HCA Inc.	5.500%	3/1/2032	35,000	35,366
	HCA Inc.	3.625%	3/15/2032	113,995	104,978
	HCA Inc.	4.600%	11/15/2032	58,845	56,578
	HCA Inc.	5.000%	5/15/2033	86,215	84,078
	HCA Inc.	5.500%	6/1/2033	2,000	2,009
	HCA Inc.	5.450%	9/15/2034	7,430	7,381
	HCA Inc.	5.750%	3/1/2035	42,430	42,801
	HCA Inc.	4.900%	11/15/2035	13,430	12,708
	HCA Inc.	5.300%	5/15/2036	68,305	66,205
	HCA Inc.	5.900%	6/1/2053	5,000	4,620
	Humana Inc.	5.550%	5/1/2035	20,000	19,655
[4]	IQVIA Inc.	6.250%	6/1/2032	1,735	1,759
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	37,771	36,758
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	20,867	20,005
[4]	LifePoint Health Inc.	7.000%	5/1/2034	1,730	1,615
	McKesson Corp.	4.950%	5/30/2032	58,669	58,515
	McKesson Corp.	5.250%	5/30/2035	44,130	44,000
[4]	Medline Borrower LP	5.250%	10/1/2029	1,599	1,585
	Merck & Co. Inc.	4.950%	5/22/2033	43,015	42,698
	Merck & Co. Inc.	4.750%	12/4/2035	50,000	48,008
	Merck & Co. Inc.	5.200%	5/22/2036	30,000	29,764
	Novartis Capital Corp.	4.600%	3/18/2033	74,770	72,977
	Novartis Capital Corp.	4.900%	3/18/2036	61,235	59,500
15

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	2,616	2,982
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	585	579
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	1,775	1,853
	PeaceHealth Obligated Group	4.855%	11/15/2032	15,000	14,737
	Pfizer Inc.	4.500%	11/15/2032	32,955	32,105
	Pfizer Inc.	4.875%	11/15/2035	45,000	43,585
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	12,000	12,101
	Quest Diagnostics Inc.	5.000%	12/15/2034	5,000	4,890
	Quest Diagnostics Inc.	5.000%	6/30/2036	29,325	28,263
[6]	RAY Financing LLC	6.500%	7/15/2031	823	960
	Revvity Inc.	2.250%	9/15/2031	11,000	9,565
	Royalty Pharma plc	2.150%	9/2/2031	11,000	9,567
[4]	Star Parent Inc.	9.000%	10/1/2030	280	294
	Stryker Corp.	4.625%	9/11/2034	17,415	16,702
	Stryker Corp.	5.200%	2/10/2035	9,895	9,811
	Sutter Health	5.213%	8/15/2032	20,000	20,172
	Sutter Health	5.537%	8/15/2035	10,000	10,106
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	18,505	18,387
[4]	Teleflex Inc.	5.875%	1/15/2032	350	348
	Tenet Healthcare Corp.	4.250%	6/1/2029	1,804	1,749
	Tenet Healthcare Corp.	4.375%	1/15/2030	280	270
	Tenet Healthcare Corp.	6.125%	6/15/2030	280	282
[4]	Tenet Healthcare Corp.	5.500%	11/15/2032	2,145	2,113
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	833	830
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	995	1,007
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	21,000	20,398
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	6,487	6,479
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	26,290	25,466
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	28,551	27,469
	UnitedHealth Group Inc.	5.350%	2/15/2033	11,925	12,053
	UnitedHealth Group Inc.	4.500%	4/15/2033	43,990	42,306
	UnitedHealth Group Inc.	5.000%	4/15/2034	16,875	16,576
	UnitedHealth Group Inc.	5.150%	7/15/2034	30,025	29,777
	UnitedHealth Group Inc.	5.300%	6/15/2035	10,590	10,592
[4]	VSP Optical Group Inc.	5.400%	6/1/2033	11,020	10,901
[4]	VSP Optical Group Inc.	5.650%	6/1/2036	9,280	9,199
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	25,118	22,269
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	25,000	24,559
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	24,545	24,531
	Zoetis Inc.	5.600%	11/16/2032	23,590	24,149
	Zoetis Inc.	5.000%	8/17/2035	38,520	37,319
					2,828,195
Industrials (4.5%)
[4]	ADI Escrow Issuer LLC	7.125%	7/15/2034	380	388
[4]	Air Canada	3.875%	8/15/2026	2,415	2,414
[4]	Allison Transmission Inc.	5.875%	6/1/2029	1,000	1,004
[4]	Allison Transmission Inc.	5.875%	12/1/2033	535	527
	American Airlines 2026-1 Class A Pass Through Trust	5.250%	11/10/2038	79,783	77,478
	American Airlines 2026-1 Class B Pass Through Trust	5.750%	5/10/2035	19,428	19,069
[11]	American Airlines 2026-2 Class A Pass Through Trust	5.700%	2/20/2039	18,530	18,543
[11]	American Airlines 2026-2 Class B Pass Through Trust	6.300%	8/20/2035	20,000	19,996
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	4,868	4,846
[3]	American Airlines Pass Through Trust Class B Series 2025-1	5.650%	11/11/2034	15,000	14,638
	Amphenol Corp.	4.400%	2/15/2033	99,017	94,962
	Amphenol Corp.	4.625%	2/15/2036	132,976	125,347
	ATI Inc.	5.875%	6/15/2033	250	252
[10]	Aurizon Network Pty Ltd.	2.900%	9/2/2030	19,450	12,228
[10]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	14,650	10,364
	Automatic Data Processing Inc.	5.000%	5/7/2036	42,289	41,140
	Boeing Co.	3.600%	5/1/2034	10,000	8,850
	Boeing Co.	6.528%	5/1/2034	123,410	132,058
	Boeing Co.	5.930%	5/1/2060	20,000	18,639
	Boeing Co.	7.008%	5/1/2064	5,000	5,404
[4]	Bombardier Inc.	5.875%	1/15/2035	540	535
[10]	Brisbane Airport Corp. Pty Ltd.	5.900%	3/8/2034	20,000	13,887
[4]	BWX Technologies Inc.	4.125%	6/30/2028	2,800	2,730
[4]	BWX Technologies Inc.	4.125%	4/15/2029	1,205	1,157
[4]	Carrix Inc.	6.125%	8/1/2033	1,415	1,409
[4]	Clean Harbors Inc.	5.125%	7/15/2029	6,705	6,628
16

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CompoSecure Holdings LLC	5.625%	2/1/2033	1,530	1,469
[4]	Core & Main LP	6.000%	7/1/2034	535	532
[6]	Czechoslovak Group A/S	5.250%	1/10/2031	3,000	3,511
[4]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	16,549	16,627
	Eaton Corp.	4.500%	3/6/2033	41,681	40,239
	Eaton Corp.	4.800%	3/6/2036	75,000	71,910
[4]	Esab Corp.	5.625%	4/1/2031	850	841
[4]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	32,067	30,939
[4]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	12,650	12,068
[4]	Garda World Security Corp.	6.500%	1/15/2031	255	258
[4]	Garda World Security Corp.	8.250%	8/1/2032	1,465	1,486
[4]	Garda World Security Corp.	8.375%	11/15/2032	1,410	1,432
[4]	Gates Corp.	6.875%	7/1/2029	2,675	2,731
	GE Capital Funding LLC	4.550%	5/15/2032	9,301	9,149
	GE Vernova Inc.	4.875%	2/4/2036	48,365	46,480
[4]	Goat Holdco LLC	6.750%	2/1/2032	760	773
[4]	Granite Construction Inc.	6.375%	6/15/2034	275	275
[6]	Heathrow Funding Ltd.	1.875%	3/14/2034	4,500	4,404
	HEICO Corp.	5.400%	8/1/2036	20,435	20,228
[4]	Herc Holdings Inc.	7.000%	6/15/2030	485	500
[4]	Herc Holdings Inc.	7.250%	6/15/2033	210	217
[4]	Honeywell Aerospace Inc.	4.600%	3/16/2033	75,257	72,711
[4]	Honeywell Aerospace Inc.	4.950%	3/16/2036	106,333	102,503
	Honeywell International Inc.	4.750%	2/1/2032	314	310
	Howmet Aerospace Inc.	4.750%	4/15/2036	13,219	12,586
	Hubbell Inc.	4.900%	6/15/2033	12,678	12,381
	Hubbell Inc.	4.800%	11/15/2035	15,000	14,251
	Hubbell Inc.	5.150%	6/15/2036	9,337	9,071
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	52,889	53,631
	Ingersoll Rand Inc.	5.700%	8/14/2033	20,000	20,455
	Ingersoll Rand Inc.	5.450%	6/15/2034	22,130	22,235
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	11,580	11,789
	Jacobs Solutions Inc.	5.375%	3/3/2036	18,160	17,479
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,860	1,618
	L3Harris Technologies Inc.	5.400%	7/31/2033	55,985	56,293
[10]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	8,000	5,567
[10]	Lonsdale Finance Pty Ltd.	5.100%	10/7/2032	14,500	9,760
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	950	910
[10]	New Terminal Financing Co. Pty Ltd.	5.911%	6/22/2033	20,000	13,985
	Northrop Grumman Corp.	4.700%	3/15/2033	14,379	14,035
	Northrop Grumman Corp.	4.900%	6/1/2034	58,863	57,534
	Northrop Grumman Corp.	5.250%	7/15/2035	17,850	17,775
	Otis Worldwide Corp.	5.125%	11/19/2031	18,456	18,545
	Otis Worldwide Corp.	5.131%	9/4/2035	11,180	10,943
[10]	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	18,940	12,348
[10]	Patrick Terminals Finance Pty Ltd.	5.107%	10/22/2032	31,500	21,242
[10]	Perth Airport Pty Ltd.	5.600%	3/5/2031	16,820	11,754
[10]	Qantas Airways Ltd.	6.659%	5/19/2036	30,920	21,950
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	1,300	1,265
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	1,110	1,078
	RTX Corp.	1.900%	9/1/2031	39,039	33,823
	RTX Corp.	2.375%	3/15/2032	15,351	13,429
	RTX Corp.	5.150%	2/27/2033	51,088	51,213
	RTX Corp.	6.100%	3/15/2034	20,304	21,398
	Ryder System Inc.	6.600%	12/1/2033	16,914	18,141
[4]	TransDigm Inc.	7.125%	12/1/2031	813	839
[4]	TransDigm Inc.	6.625%	3/1/2032	51	52
[4]	TransDigm Inc.	6.000%	1/15/2033	3,190	3,188
[4]	TransDigm Inc.	6.375%	5/31/2033	2,095	2,094
[4]	TransDigm Inc.	6.125%	7/31/2034	1,290	1,275
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	3,930	3,495
	United Airlines Holdings Inc.	4.875%	3/1/2029	685	675
	United Airlines Holdings Inc.	5.375%	3/1/2031	340	336
	Waste Connections Inc.	5.250%	9/1/2035	12,490	12,425
[4]	WESCO Distribution Inc.	5.250%	4/15/2031	340	335
[4]	WESCO Distribution Inc.	6.625%	3/15/2032	1,345	1,373
[10]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/2031	30,000	18,780
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	12,000	12,129
17

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	18,000	18,011
					1,739,577
Materials (2.7%)
[6]	Akzo Nobel NV	4.625%	3/25/2036	2,700	3,099
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	42,310	42,243
	Amrize Finance US LLC	5.400%	4/7/2035	3,300	3,281
[4]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	4,160	3,951
	ArcelorMittal SA	5.375%	5/19/2036	25,000	24,298
[4,6]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	900	1,042
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	510	513
	Ball Corp.	2.875%	8/15/2030	3,850	3,487
	Ball Corp.	5.500%	9/15/2033	1,000	994
	Berry Global Inc.	5.650%	1/15/2034	22,569	22,710
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	21,897	21,989
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	40,000	39,451
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	7,604	7,630
[4,6]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	6.500%	6/15/2033	1,015	1,174
[4]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	7.125%	6/15/2033	755	760
[4]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	500	497
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	1,313	1,240
	Cemex SAB de CV	5.750%	6/5/2036	8,165	7,963
[4]	Chemours Co.	7.875%	3/15/2034	386	376
[4]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	3,125	3,033
	Commercial Metals Co.	4.125%	1/15/2030	1,680	1,606
[4]	Commercial Metals Co.	6.000%	12/15/2035	300	295
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	7,625	7,702
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	12,778	13,151
	CRH America Finance Inc.	5.000%	2/9/2036	24,988	23,969
	Dow Chemical Co.	6.300%	3/15/2033	8,000	8,335
	Dow Chemical Co.	5.950%	3/15/2055	13,181	11,905
	Eastman Chemical Co.	5.750%	3/8/2033	15,000	15,258
	Eastman Chemical Co.	5.625%	2/20/2034	25,000	25,049
	Ecolab Inc.	5.150%	6/15/2033	25,000	24,962
	Ecolab Inc.	5.350%	6/15/2036	27,500	27,429
[4]	Element Solutions Inc.	3.875%	9/1/2028	2,357	2,322
[4]	First Quantum Minerals Ltd.	8.625%	6/1/2031	555	578
	FMC Corp.	3.450%	10/1/2029	900	829
[4]	FMC Corp.	8.000%	6/1/2031	955	987
	FMC Corp.	5.650%	5/18/2033	1,685	1,506
	FMC Corp.	8.450%	11/1/2055	600	451
[4]	Georgia-Pacific LLC	4.900%	5/15/2033	63,260	62,027
[4]	Glencore Funding LLC	5.200%	7/1/2033	18,730	18,447
[4]	Glencore Funding LLC	5.673%	4/1/2035	30,000	30,133
[4]	Glencore Funding LLC	5.508%	4/1/2036	20,000	19,702
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	2,913	2,895
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	6,280	5,859
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	1,000	999
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	495	494
[4]	JH North America Holdings Inc.	6.125%	7/31/2032	600	601
	LYB International Finance III LLC	5.625%	5/15/2033	14,000	13,977
	LYB International Finance III LLC	5.500%	3/1/2034	10,000	9,826
[4]	Magnera Corp.	7.250%	11/15/2031	1,665	1,629
	Martin Marietta Materials Inc.	2.400%	7/15/2031	5,000	4,400
	Martin Marietta Materials Inc.	5.150%	12/1/2034	28,410	27,817
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	19,440	19,529
[4,6]	Nouryon Finance BV	6.125%	7/15/2031	300	350
[4]	NOVA Chemicals Corp.	4.250%	5/15/2029	3,840	3,750
[4]	Novelis Corp.	4.750%	1/30/2030	2,803	2,692
	Nutrien Ltd.	5.250%	3/12/2032	21,073	21,183
	Nutrien Ltd.	5.400%	6/21/2034	55,000	55,034
	Nutrien Ltd.	5.350%	5/29/2036	25,000	24,433
	OCP SA	6.100%	4/30/2030	2,834	2,861
	OCP SA	6.700%	3/1/2036	1,624	1,643
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	3,000	3,036
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,860	2,801
	Owens Corning	5.700%	6/15/2034	52,935	53,685
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	2,960	2,808
[4]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	545	536
[4]	Qnity Electronics Inc.	5.750%	8/15/2032	770	766
18

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	2,425	2,454
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	2,720	2,756
	Rio Tinto Finance USA plc	5.250%	3/14/2035	8,133	8,097
	RPM International Inc.	2.950%	1/15/2032	3,415	3,046
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	64,092	64,096
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	33,346	33,075
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	36,850	35,745
[4]	SNF Group SACA	3.375%	3/15/2030	2,925	2,708
[4]	SNF Group SACA	5.626%	3/31/2031	2,270	2,274
	Southern Copper Corp.	5.350%	6/24/2036	25,000	24,331
[4]	Standard Building Solutions Inc.	6.250%	8/1/2033	4,410	4,362
[4]	Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC	6.125%	7/15/2033	615	612
	Suzano Austria GmbH	5.000%	1/15/2030	7,200	7,056
	Suzano Netherlands BV	5.500%	1/15/2036	9,497	9,079
[4]	United States Steel Corp.	5.700%	8/1/2036	45,390	44,577
	Vale Canada Ltd.	7.200%	9/15/2032	13,771	14,919
	Vale Overseas Ltd.	6.000%	2/25/2056	14,295	14,236
	Vulcan Materials Co.	5.350%	12/1/2034	18,855	18,785
	Westlake Corp.	5.550%	11/15/2035	25,000	24,274
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	1,843	1,692
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	135	134
	WRKCo Inc.	4.200%	6/1/2032	4,999	4,757
					1,073,043
Real Estate (3.4%)
	Agree LP	4.800%	10/1/2032	14,314	13,961
	Agree LP	5.625%	6/15/2034	21,928	22,083
	Agree LP	5.600%	6/15/2035	15,000	15,077
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	12,881	11,758
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	18,889	15,752
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	3,000	2,499
	American Homes 4 Rent LP	3.625%	4/15/2032	15,000	13,770
	American Homes 4 Rent LP	5.500%	2/1/2034	10,000	9,954
	American Homes 4 Rent LP	5.500%	7/15/2034	20,000	19,876
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,700	6,653
	AvalonBay Communities Inc.	5.300%	12/7/2033	10,000	10,084
	Boston Properties LP	2.450%	10/1/2033	23,000	18,689
	Boston Properties LP	6.500%	1/15/2034	12,399	12,934
	Brandywine Operating Partnership LP	3.950%	11/15/2027	145	141
	Brandywine Operating Partnership LP	8.875%	4/12/2029	2,805	2,946
	Brandywine Operating Partnership LP	6.125%	1/15/2031	645	619
	Brixmor Operating Partnership LP	2.500%	8/16/2031	10,000	8,833
	Brixmor Operating Partnership LP	5.200%	4/1/2032	13,580	13,503
	Brixmor Operating Partnership LP	4.850%	2/15/2033	15,000	14,556
	Brixmor Operating Partnership LP	5.500%	2/15/2034	19,012	19,023
	COPT Defense Properties LP	2.900%	12/1/2033	2,000	1,681
	Cousins Properties LP	5.375%	2/15/2032	15,000	15,048
	Cousins Properties LP	4.875%	3/1/2033	18,485	17,732
	Crown Castle Inc.	5.800%	3/1/2034	10,780	10,854
[6]	Deutsche EuroShop AG	4.500%	10/15/2030	3,400	3,925
	DOC DR LLC	2.625%	11/1/2031	20,000	17,690
[6]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	10,100	11,797
[11]	Equifax Inc.	5.500%	8/15/2033	27,494	27,187
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	34,598	33,008
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	8,709	8,609
	Equinix Inc.	3.900%	4/15/2032	8,740	8,126
	ERP Operating LP	4.950%	6/15/2032	20,000	19,874
	ERP Operating LP	4.650%	9/15/2034	793	757
	Essential Properties LP	5.400%	12/1/2035	10,000	9,724
	Essential Properties LP	5.375%	7/15/2036	10,000	9,688
	Essex Portfolio LP	2.650%	3/15/2032	7,000	6,143
	Essex Portfolio LP	5.500%	4/1/2034	5,642	5,641
	Essex Portfolio LP	4.875%	2/15/2036	5,000	4,749
	Extra Space Storage LP	2.400%	10/15/2031	15,000	13,111
	Extra Space Storage LP	4.900%	2/1/2032	25,450	25,060
	Extra Space Storage LP	2.350%	3/15/2032	39,196	33,723
	Extra Space Storage LP	4.950%	1/15/2033	17,501	17,102
	Extra Space Storage LP	5.400%	2/1/2034	20,000	19,843
	Extra Space Storage LP	5.350%	1/15/2035	10,000	9,830
	Extra Space Storage LP	5.400%	6/15/2035	16,428	16,200
19

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Goodman US Finance Seven LLC	5.250%	4/28/2036	28,800	27,684
	Healthpeak OP LLC	5.250%	12/15/2032	25,355	25,237
	Highwoods Realty LP	5.350%	1/15/2033	20,000	19,612
	Highwoods Realty LP	7.650%	2/1/2034	59,113	64,961
	Host Hotels & Resorts LP	2.900%	12/15/2031	18,025	15,941
	Host Hotels & Resorts LP	5.700%	7/1/2034	21,275	21,278
	Hudson Pacific Properties LP	3.950%	11/1/2027	800	779
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,467	1,453
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	4,000	3,422
	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	13,570	13,363
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	20,000	19,451
[6]	IWG US Finance LLC	5.125%	5/14/2032	7,900	9,274
[4]	Kennedy-Wilson Inc.	7.250%	6/1/2033	155	157
	Kite Realty Group LP	5.200%	8/15/2032	15,000	14,938
	LXP Industrial Trust	2.375%	10/1/2031	5,000	4,398
	Mid-America Apartments LP	4.650%	1/15/2033	15,000	14,515
	Mid-America Apartments LP	5.000%	3/15/2034	6,500	6,347
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	2,012	1,370
[4,6]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	800	929
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	435	442
	National Health Investors Inc.	5.350%	2/1/2033	5,000	4,899
	NNN REIT Inc.	5.600%	10/15/2033	23,503	23,742
	NNN REIT Inc.	5.500%	6/15/2034	10,000	10,014
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	18,900	16,441
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	5,196	4,588
	Phillips Edison Grocery Center Operating Partnership I LP	4.750%	3/15/2033	22,770	21,929
[6]	PPI Public Property Invest AB	4.375%	10/1/2032	1,100	1,257
[6]	PPI Public Property Invest AB	4.125%	4/21/2033	9,300	10,355
	Prologis LP	5.125%	1/15/2034	11,700	11,577
	Prologis LP	5.000%	3/15/2034	49,850	48,790
	Prologis LP	5.250%	5/15/2035	10,000	9,887
	Prologis LP	4.900%	6/15/2036	25,000	23,901
	Public Storage Operating Co.	5.000%	12/15/2035	10,000	9,717
	Public Storage Operating Co.	5.150%	8/15/2036	11,145	10,852
	Realty Income Corp.	2.700%	2/15/2032	10,000	8,832
	Realty Income Corp.	5.625%	10/13/2032	7,584	7,769
	Realty Income Corp.	4.500%	2/1/2033	20,000	19,179
	Realty Income Corp.	4.750%	4/15/2033	20,000	19,443
	Realty Income Corp.	5.125%	4/15/2035	4,593	4,491
	Regency Centers LP	5.000%	7/15/2032	17,000	16,899
	Regency Centers LP	4.500%	3/15/2033	20,000	19,181
	Regency Centers LP	5.250%	1/15/2034	11,600	11,532
[10]	Region Retail Trust	5.550%	3/5/2031	22,500	15,694
	Rexford Industrial Realty LP	2.150%	9/1/2031	14,430	12,456
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	625	636
[4]	RHP Hotel Properties LP / RHP Finance Corp.	5.750%	3/15/2034	530	519
	Sabra Health Care LP	3.200%	12/1/2031	41,626	37,396
	SBA Communications Corp.	3.125%	2/1/2029	1,155	1,104
[10]	Scentre Group Trust 1	5.350%	9/18/2035	15,000	9,856
[4]	Service Properties Trust	0.000%	9/30/2027	2,035	1,898
	Service Properties Trust	3.950%	1/15/2028	985	955
	Service Properties Trust	8.875%	6/15/2032	1,310	1,346
	Simon Property Group LP	2.650%	2/1/2032	14,298	12,653
	Simon Property Group LP	6.250%	1/15/2034	5,000	5,267
	Simon Property Group LP	4.750%	9/26/2034	10,000	9,577
	Simon Property Group LP	5.125%	10/1/2035	10,000	9,802
	UDR Inc.	1.900%	3/15/2033	4,900	3,983
	Ventas Realty LP	2.500%	9/1/2031	6,000	5,295
	Ventas Realty LP	5.100%	7/15/2032	12,264	12,203
	Ventas Realty LP	5.625%	7/1/2034	20,608	20,802
	WP Carey Inc.	2.450%	2/1/2032	10,000	8,655
[4]	XHR LP	4.875%	6/1/2029	335	326
					1,331,062
Technology (6.7%)
[4]	AthenaHealth Group Inc.	7.500%	2/15/2032	260	267
	Autodesk Inc.	5.300%	6/15/2035	14,005	13,750
	Broadcom Inc.	4.550%	2/15/2032	40,000	38,586
	Broadcom Inc.	4.150%	4/15/2032	54,328	51,137
	Broadcom Inc.	4.900%	7/15/2032	58,856	57,523
20

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.300%	11/15/2032	30,000	28,309
	Broadcom Inc.	4.600%	1/15/2033	78,503	74,783
	Broadcom Inc.	2.600%	2/15/2033	15,000	12,640
	Broadcom Inc.	3.419%	4/15/2033	17,516	15,475
	Broadcom Inc.	3.469%	4/15/2034	71,942	62,211
	Broadcom Inc.	5.200%	7/15/2035	13,059	12,537
	Broadcom Inc.	3.137%	11/15/2035	63,714	51,748
	Broadcom Inc.	4.950%	1/15/2036	30,000	28,157
	Broadcom Inc.	4.800%	2/15/2036	139,489	128,954
	Cadence Design Systems Inc.	4.700%	9/10/2034	24,333	23,440
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	615	317
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	1,030	541
[4]	Cloud Software Group LLC	6.500%	3/31/2029	3,565	3,487
[4]	Cloud Software Group LLC	9.000%	9/30/2029	1,360	1,333
	Cotiviti Corp.	7.625%	5/1/2031	2,480	2,335
	Dell International LLC / EMC Corp.	5.300%	4/1/2032	46,470	46,644
	Dell International LLC / EMC Corp.	4.750%	10/6/2032	29,992	29,148
	Dell International LLC / EMC Corp.	5.750%	2/1/2033	13,126	13,391
	Dell International LLC / EMC Corp.	5.000%	2/15/2034	40,000	38,848
	Dell International LLC / EMC Corp.	5.400%	4/15/2034	38,585	38,286
	Dell International LLC / EMC Corp.	4.850%	2/1/2035	36,400	34,598
	Dell International LLC / EMC Corp.	5.100%	2/15/2036	17,500	16,809
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	1,380	1,329
[4]	Entegris Inc.	4.750%	4/15/2029	16,672	16,411
[4]	Entegris Inc.	5.950%	6/15/2030	1,335	1,336
[4]	Foundry JV Holdco LLC	6.150%	1/25/2032	32,921	33,953
[4]	Foundry JV Holdco LLC	5.900%	1/25/2033	134,154	136,641
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	17,021	17,497
[4]	Foundry JV Holdco LLC	6.100%	1/25/2036	43,194	44,113
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	64,368	61,643
[4]	Ingram Micro Inc.	4.750%	5/15/2029	3,925	3,819
	Intel Corp.	4.150%	8/5/2032	26,476	24,931
	Intel Corp.	4.000%	12/15/2032	13,970	12,967
	Intel Corp.	5.200%	2/10/2033	34,473	34,079
	Intel Corp.	5.000%	8/15/2033	34,915	33,963
	Intel Corp.	5.150%	2/21/2034	21,999	21,473
	Intel Corp.	5.300%	5/15/2036	139,161	134,393
	Intel Corp.	3.734%	12/8/2047	6,000	4,067
	Intel Corp.	5.050%	8/5/2062	5,000	3,858
	Intuit Inc.	5.500%	6/15/2036	61,830	60,438
	Jabil Inc.	4.750%	2/1/2033	9,441	9,059
	Kyndryl Holdings Inc.	3.150%	10/15/2031	23,720	19,755
	Kyndryl Holdings Inc.	6.350%	2/20/2034	10,660	10,061
	Leidos Inc.	5.400%	3/15/2032	10,000	10,039
	Leidos Inc.	5.750%	3/15/2033	19,821	20,101
	Leidos Inc.	5.500%	3/15/2035	9,685	9,577
	Leidos Inc.	5.000%	3/15/2036	40,000	37,814
	Marvell Technology Inc.	5.950%	9/15/2033	21,369	21,869
	Marvell Technology Inc.	5.300%	4/15/2036	14,088	13,575
	Motorola Solutions Inc.	5.200%	8/15/2032	21,728	21,610
	Motorola Solutions Inc.	5.550%	8/15/2035	52,960	52,769
	NetApp Inc.	5.500%	3/17/2032	34,940	35,261
	NVIDIA Corp.	4.750%	6/15/2033	39,790	38,580
	NVIDIA Corp.	4.950%	6/15/2036	47,240	45,136
	Oracle Corp.	5.250%	2/3/2032	71,281	68,184
	Oracle Corp.	4.800%	9/26/2032	81,379	74,904
	Oracle Corp.	6.250%	11/9/2032	7,687	7,627
	Oracle Corp.	4.900%	2/6/2033	19,000	17,458
	Oracle Corp.	5.350%	5/4/2033	129,686	122,121
	Oracle Corp.	4.700%	9/27/2034	67,201	59,019
	Oracle Corp.	5.500%	8/3/2035	33,609	30,875
	Oracle Corp.	5.200%	9/26/2035	57,834	51,934
	Oracle Corp.	5.700%	2/4/2036	52,250	48,408
[4]	Rocket Software Inc.	9.000%	11/28/2028	390	386
[7]	Sage Group plc	5.625%	3/5/2037	1,100	1,366
	Salesforce Inc.	4.900%	9/15/2031	25,000	24,633
	Salesforce Inc.	5.200%	3/15/2033	125,000	123,201
	Salesforce Inc.	5.550%	3/15/2036	25,000	24,370
	ServiceNow Inc.	5.050%	5/15/2033	17,713	17,473
	ServiceNow Inc.	5.400%	5/15/2036	35,000	34,121
21

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	1,835	1,834
[4]	SS&C Technologies Inc.	6.500%	6/1/2032	720	726
	Synopsys Inc.	5.000%	4/1/2032	38,673	38,255
	Synopsys Inc.	5.150%	4/1/2035	39,000	37,864
[6]	Teleperformance SE	5.375%	1/28/2035	2,400	2,721
[4]	UKG Inc.	6.875%	2/1/2031	6,035	5,912
					2,610,763
Utilities (8.4%)
	AEP Texas Inc.	5.400%	6/1/2033	20,330	20,304
	AEP Texas Inc.	5.700%	5/15/2034	18,042	18,248
	AEP Texas Inc.	5.200%	4/15/2036	20,000	19,317
	AEP Transmission Co. LLC	5.375%	6/15/2035	4,550	4,523
[10]	AGI Finance Pty Ltd.	6.109%	6/28/2030	12,180	8,728
	Alabama Power Co.	3.050%	3/15/2032	3,300	2,995
	Alabama Power Co.	5.850%	11/15/2033	10,000	10,334
	Alabama Power Co.	5.100%	4/2/2035	18,629	18,359
	Ameren Corp.	5.375%	3/15/2035	47,408	46,948
	Ameren Corp.	5.000%	5/15/2036	25,000	23,954
	Ameren Illinois Co.	3.850%	9/1/2032	28,597	26,847
	Ameren Illinois Co.	4.950%	6/1/2033	36,838	36,318
	American Electric Power Co. Inc.	5.800%	3/15/2056	10,000	9,818
	American Electric Power Co. Inc.	6.050%	3/15/2056	8,900	8,724
	American Water Capital Corp.	5.200%	4/1/2036	31,990	31,256
[7]	Anglian Water Services Financing plc	5.750%	6/7/2043	2,100	2,442
	Appalachian Power Co.	4.500%	8/1/2032	4,030	3,899
	Appalachian Power Co.	5.650%	4/1/2034	36,691	37,051
	Arizona Public Service Co.	5.550%	8/1/2033	18,075	18,253
	Arizona Public Service Co.	5.700%	8/15/2034	25,141	25,510
	Atmos Energy Corp.	5.900%	11/15/2033	760	792
[10]	Ausgrid Finance Pty Ltd.	5.946%	12/10/2035	14,000	9,633
[10]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/2033	15,060	10,713
[10]	AusNet Services Holdings Pty Ltd.	6.496%	2/4/2056	21,000	14,491
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	25,000	24,826
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	20,000	19,928
[4]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	1,030	1,016
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	12,002	10,852
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	37,034	35,894
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	6,607	6,505
[11]	CenterPoint Energy Inc.	6.400%	8/15/2058	25,000	24,981
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	12,000	11,999
[4]	Chpe LLC	5.100%	6/30/2033	15,050	14,765
[4]	Chpe LLC	5.350%	6/30/2036	19,240	18,738
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	3,755	3,445
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	149	134
[3]	Comision Federal de Electricidad	5.000%	9/29/2036	4,665	4,335
	Commonwealth Edison Co.	3.150%	3/15/2032	11,850	10,797
	Commonwealth Edison Co.	4.900%	2/1/2033	14,705	14,534
	Commonwealth Edison Co.	5.300%	6/1/2034	25,100	25,151
	Constellation Energy Generation LLC	5.300%	6/1/2036	25,000	24,280
	Consumers Energy Co.	5.050%	5/15/2035	10,591	10,397
	Dominion Energy Inc.	2.250%	8/15/2031	5,000	4,386
	Dominion Energy Inc.	4.350%	8/15/2032	11,346	10,841
	Dominion Energy Inc.	5.375%	11/15/2032	11,348	11,427
	Dominion Energy Inc.	6.300%	3/15/2033	5,000	5,239
	Dominion Energy Inc.	5.250%	8/1/2033	9,317	9,229
	Dominion Energy Inc.	5.450%	3/15/2035	43,500	43,013
	Dominion Energy Inc.	5.350%	6/15/2036	14,250	13,863
	Dominion Energy Inc.	6.000%	2/15/2056	13,130	13,002
	Dominion Energy Inc.	6.200%	2/15/2056	35,000	34,504
	Dominion Energy Inc.	6.250%	12/15/2056	14,290	14,118
	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	10,291	9,021
	DTE Electric Co.	5.200%	4/1/2033	17,210	17,288
	DTE Electric Co.	5.200%	3/1/2034	7,763	7,751
	DTE Electric Co.	5.250%	5/15/2035	21,915	21,726
	DTE Electric Co.	4.850%	3/1/2036	10,479	10,013
	DTE Energy Co.	5.850%	6/1/2034	28,000	28,739
	DTE Energy Co.	5.050%	10/1/2035	12,000	11,538
	DTE Energy Co.	6.200%	7/1/2058	20,000	19,934
	Duke Energy Carolinas LLC	4.850%	1/15/2034	7,163	6,995
22

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	4.500%	8/15/2032	31,587	30,523
	Duke Energy Corp.	5.750%	9/15/2033	9,975	10,232
	Duke Energy Corp.	5.450%	6/15/2034	3,134	3,146
	Duke Energy Corp.	4.950%	9/15/2035	33,171	31,787
	Duke Energy Florida LLC	5.875%	11/15/2033	26,217	27,204
	Duke Energy Indiana LLC	5.250%	3/1/2034	5,000	4,991
	Duke Energy Indiana LLC	4.950%	3/15/2036	8,330	8,015
	Duke Energy Ohio Inc.	5.250%	4/1/2033	19,999	20,029
	Duke Energy Ohio Inc.	5.300%	6/15/2035	15,000	14,836
	Duke Energy Progress LLC	5.250%	3/15/2033	15,792	15,864
	Edison International	5.250%	3/15/2032	8,860	8,659
[4]	Electricite de France SA	5.700%	5/23/2028	4,385	4,455
[4]	Electricite de France SA	4.500%	9/21/2028	5,000	4,973
	Energuate Trust 2 0	6.350%	9/15/2035	16,670	16,360
[6]	Engie SA	4.825%	Perpetual	4,400	5,093
	Entergy Arkansas LLC	5.150%	1/15/2033	4,230	4,224
	Entergy Arkansas LLC	5.300%	9/15/2033	15,000	15,033
	Entergy Arkansas LLC	5.450%	6/1/2034	23,820	24,046
	Entergy Louisiana LLC	2.350%	6/15/2032	6,442	5,583
	Entergy Louisiana LLC	5.350%	3/15/2034	4,266	4,295
	Entergy Louisiana LLC	4.900%	4/15/2036	20,000	19,103
	Entergy Mississippi LLC	5.050%	4/15/2036	22,000	21,154
	Entergy Texas Inc.	5.200%	6/15/2036	12,500	12,127
	Evergy Kansas Central Inc.	5.250%	3/15/2035	27,830	27,419
	Evergy Kansas Central Inc.	5.300%	7/1/2036	25,000	24,592
	Evergy Metro Inc.	5.400%	4/1/2034	12,599	12,672
[4]	Evergy Missouri West Inc.	5.250%	12/15/2035	13,950	13,563
	Eversource Energy	3.375%	3/1/2032	21,322	19,436
	Eversource Energy	5.125%	5/15/2033	2,000	1,968
	Eversource Energy	5.500%	1/1/2034	2,000	2,002
	Exelon Corp.	3.350%	3/15/2032	13,597	12,428
	Exelon Corp.	5.300%	3/15/2033	16,500	16,498
	Exelon Corp.	5.450%	3/15/2034	21,628	21,649
	Exelon Corp.	6.500%	3/15/2055	5,000	5,076
	FirstEnergy Transmission LLC	4.750%	1/15/2033	29,588	28,609
	FirstEnergy Transmission LLC	5.000%	1/15/2035	19,800	19,137
	Florida Power & Light Co.	5.125%	6/1/2036	25,000	24,463
	Georgia Power Co.	4.700%	5/15/2032	34,199	33,833
	Georgia Power Co.	4.950%	5/17/2033	59,290	58,647
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	3,835	3,768
	Idaho Power Co.	5.200%	8/15/2034	7,670	7,620
	Idaho Power Co.	4.850%	3/1/2036	20,000	19,055
	Interstate Power & Light Co.	5.600%	6/29/2035	20,000	20,102
[4]	ITC Holdings Corp.	5.400%	6/1/2033	17,360	17,334
	Jersey Central Power & Light Co.	5.150%	1/15/2036	31,570	30,655
	Kentucky Utilities Co.	5.450%	4/15/2033	7,370	7,442
	Louisville Gas & Electric Co.	5.450%	4/15/2033	5,900	5,964
	National Fuel Gas Co.	5.950%	3/15/2035	15,000	15,250
	National Grid plc	5.809%	6/12/2033	23,970	24,566
	National Grid plc	5.418%	1/11/2034	24,400	24,366
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	5,465	5,653
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	12,327	10,743
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	45,000	45,288
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	9,731	9,660
	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	14,290	14,360
	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	30,000	29,338
	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	11,740	11,431
	NiSource Inc.	5.400%	6/30/2033	20,391	20,544
	NiSource Inc.	5.350%	4/1/2034	19,110	19,114
	NiSource Inc.	5.350%	7/15/2035	50,000	49,377
	NiSource Inc.	5.300%	5/18/2036	11,910	11,644
[4]	Nova Securitisation Sarl	6.500%	2/3/2036	10,128	9,246
[4]	NRG Energy Inc.	5.750%	7/15/2029	2,820	2,819
[4]	NRG Energy Inc.	5.750%	1/15/2034	1,545	1,505
[4]	NRG Energy Inc.	5.875%	5/15/2034	1,000	982
[4]	NRG Energy Inc.	6.250%	11/1/2034	5,305	5,290
	NSTAR Electric Co.	5.200%	5/15/2036	12,000	11,799
[10]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/2030	25,000	15,570
[4]	Ohio Edison Co.	5.500%	1/15/2033	21,638	21,836
	Ohio Power Co.	5.000%	6/1/2033	10,000	9,797
23

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Power Co.	5.650%	6/1/2034	29,307	29,673
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	11,275	11,402
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	28,384	29,064
	Pacific Gas & Electric Co.	5.900%	6/15/2032	7,000	7,165
	Pacific Gas & Electric Co.	6.150%	1/15/2033	5,220	5,386
	Pacific Gas & Electric Co.	6.400%	6/15/2033	2,000	2,091
	Pacific Gas & Electric Co.	6.950%	3/15/2034	9,566	10,286
	Pacific Gas & Electric Co.	5.800%	5/15/2034	12,550	12,642
	Pacific Gas & Electric Co.	5.200%	5/1/2036	28,730	27,347
	Pacific Gas & Electric Co.	5.600%	8/15/2036	25,000	24,515
	Pacific Gas & Electric Co.	4.500%	7/1/2040	18,800	15,805
	Pacific Gas & Electric Co.	4.750%	2/15/2044	2,560	2,094
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	3,215	3,140
	Potomac Electric Power Co.	5.200%	3/15/2034	17,805	17,715
	PPL Capital Funding Inc.	5.250%	9/1/2034	44,253	43,676
[4]	PSEG Power LLC	5.750%	5/15/2035	37,275	37,205
	Public Service Co. of Colorado	5.350%	5/15/2034	12,174	12,144
	Public Service Co. of Colorado	5.150%	9/15/2035	8,000	7,788
	Public Service Co. of Colorado	5.050%	6/15/2036	24,040	23,192
	Public Service Co. of Oklahoma	5.250%	1/15/2033	30,402	30,256
	Public Service Co. of Oklahoma	5.200%	1/15/2035	2,163	2,110
	Public Service Co. of Oklahoma	5.450%	1/15/2036	26,587	26,245
	Public Service Electric & Gas Co.	4.900%	12/15/2032	7,639	7,582
	Public Service Electric & Gas Co.	5.200%	3/1/2034	5,000	4,984
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	21,929	19,251
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	13,889	14,435
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	19,234	19,252
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	29,440	29,185
	San Diego Gas & Electric Co.	5.200%	3/15/2036	25,000	24,402
	SCE Recovery Funding LLC	5.388%	12/15/2043	17,330	17,396
	Sempra	5.500%	8/1/2033	4,890	4,934
	Sempra	5.250%	3/15/2036	25,000	24,134
	Sempra	6.550%	4/1/2055	20,000	19,972
	Southern California Edison Co.	2.750%	2/1/2032	7,000	6,188
	Southern California Edison Co.	4.800%	3/15/2033	28,630	27,666
	Southern California Edison Co.	5.200%	6/1/2034	23,160	22,613
	Southern Co.	5.700%	10/15/2032	10,786	11,092
	Southern Co.	5.200%	6/15/2033	45,477	45,143
	Southern Co.	5.700%	3/15/2034	15,000	15,278
	Southern Co.	6.375%	3/15/2055	25,000	25,299
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	23,885	24,481
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	23,670	22,957
	Southern Power Co.	4.900%	10/1/2035	23,310	22,140
	Southwestern Electric Power Co.	5.300%	4/1/2033	46,990	46,798
	Southwestern Electric Power Co.	5.200%	4/1/2036	9,380	9,060
	Southwestern Public Service Co.	5.300%	8/15/2036	20,000	19,495
[7]	SW Finance I plc	7.750%	10/31/2031	10,251	14,241
[4]	Talen Energy Supply LLC	6.125%	5/1/2031	3,065	3,044
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	425	420
	Union Electric Co.	5.200%	4/1/2034	1,053	1,047
[10]	Victoria Power Networks Finance Pty Ltd.	4.714%	4/27/2032	9,900	6,622
	Virginia Electric & Power Co.	2.400%	3/30/2032	4,611	4,021
	Virginia Electric & Power Co.	5.000%	4/1/2033	10,947	10,806
	Virginia Electric & Power Co.	5.300%	8/15/2033	25,000	25,054
	Virginia Electric & Power Co.	5.000%	1/15/2034	13,358	13,079
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	334	348
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	310	320
[4]	Vistra Operations Co. LLC	5.250%	4/30/2033	54,530	53,242
[4]	Vistra Operations Co. LLC	5.250%	10/15/2035	25,000	23,832
[4]	Vistra Operations Co. LLC	5.550%	4/30/2036	35,000	34,063
	WEC Energy Group Inc.	5.625%	5/15/2056	15,000	14,764
	Xcel Energy Inc.	2.350%	11/15/2031	21,000	18,315
	Xcel Energy Inc.	4.600%	6/1/2032	19,000	18,432
	Xcel Energy Inc.	5.450%	8/15/2033	12,000	12,033
	Xcel Energy Inc.	5.600%	4/15/2035	45,077	45,077
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2,865	2,833
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	1,475	1,522
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	1,245	1,323
24

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Yorkshire Water Finance plc	5.500%	4/28/2035	4,200	5,272
					3,254,891
Total Corporate Bonds (Cost $33,191,320)					32,675,306
Floating Rate Loan Interests (0.3%)
[5]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	5.481%	9/20/2030	1,202	1,201
[5]	ADI Global Distribution Funding LLC Term Loan B, TSFR1M + 2.750%	6.456%	6/17/2033	100	100
[5]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.479%	5/28/2032	927	926
[5]	Asurion LLC Term Loan B-13, TSFR3M + 4.250%	8.073%	9/19/2030	1,070	1,043
[5]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.573%	2/23/2033	4,949	4,632
[5]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	6.981%	2/16/2032	3,953	3,920
[5]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.231%	1/27/2032	1,654	1,655
[5,6]	BASF Coatings Term Loan B, 3M EURIBOR + 3.750%	6.043%	6/29/2033	650	752
[5]	BASF Coatings USD Term Loan B, TSFR3M + 3.500%	7.244%	6/29/2033	150	151
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.481%	1/15/2031	7,017	7,035
[5,6]	Beach Acquisition Bidco LLC Term Loan B, 1M EURIBOR + 3.000%	5.191%	9/12/2032	418	483
[5]	Beach Acquisition Bidco LLC Term Loan B, TSFR1M + 2.750%	6.481%	9/12/2032	6,965	6,985
[5]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	2,982	2,977
[5]	Betclic Everest Group Term Loan B, TSFR3M + 2.750%	6.482%	12/10/2031	170	170
[5,6,13]	Boluda Towage, S.L. EUR Term Loan B	—%	6/30/2033	200	231
[5,13]	Boluda Towage, S.L. USD Term Loan B	—%	6/30/2033	150	151
[5]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	483	484
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.231%	5/6/2030	194	194
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.231%	1/28/2032	6,965	6,974
[5]	Core & Main LP Term Loan B, TSFR3M + 1.750%	5.475%	7/1/2033	820	820
[5]	Discovery Global Holdings Inc. Term Loan B, TSFR1M + 2.500%	6.231%	6/3/2033	1,466	1,467
[5,6,13]	Electronic Arts Inc. EUR Term Loan B	—%	3/24/2033	750	868
[5,13]	Electronic Arts Inc. USD Term Loan B	—%	3/24/2033	1,515	1,523
[5]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.481%	4/23/2031	1,975	1,976
[5]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.982%	8/15/2030	1,900	1,901
[5]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.073%	11/4/2031	130	129
[5]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.981%	1/26/2033	274	274
[5]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 2.750%	6.414%	9/13/2032	3,476	3,481
[5]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	3,090	3,038
[5]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.982%	12/30/2032	1,866	1,862
[5]	LifePoint Health Inc. Term Loan B, TSFR3M + 3.750%	7.503%	5/19/2031	1,443	1,374
[5,6,13]	LSF12 Pillar Investments Sarl	—%	4/30/2033	600	693
[5]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.731%	3/1/2029	2,474	2,231
[5]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	667	672
[5]	Nexstar Broadcasting Inc. Term Loan B-7, TSFR1M + 2.750%	6.481%	3/18/2033	1,704	1,701
[5]	Opal Bidco SAS Term Loan B, TSFR3M + 2.500%	6.232%	4/28/2032	1,494	1,496
[5]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.263%	10/8/2032	2,753	2,761
[5]	Pioneer Opco LLC Term Loan B, TSFR1M + 3.250%	6.999%	5/16/2033	150	151
[5]	Prestige Brands Inc. Term Loan B, TSFR1M + 2.500%	5.731%	6/13/2033	250	251
[5]	QXO Inc.Term Loan B, TSFR1M + 2.000%	5.731%	7/1/2033	2,045	2,041
[5]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.481%	11/28/2028	684	658
[5]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.680%	7/9/2032	4,860	4,853
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.482%	11/5/2028	4,056	4,065
[5,13]	Stonepeak Motion Finco LLC	—%	6/24/2033	2,020	2,020
[5]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.611%	4/30/2030	594	596
[5]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.704%	4/30/2030	3,020	3,030
[5]	TKO Worldwide Holdings LLC Term Loan B, TSFR3M + 1.750%	5.412%	11/21/2031	502	501
[5]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.231%	1/19/2032	15	15
[5]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.231%	8/19/2032	6,965	6,975
[5]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.231%	2/13/2033	279	280
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	1,885	1,808
[5]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.232%	1/30/2031	340	342
[5]	Worthington Steel Inc. Term Loan B, TSFR1M + 4.000%	7.731%	6/1/2033	1,620	1,625
Total Floating Rate Loan Interests (Cost $98,278)					97,542
Sovereign Bonds (5.4%)
[6]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	3,868	4,544
	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	36,000	36,025
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	626	624
	Dominican Republic	4.500%	1/30/2030	8,236	7,887
	Dominican Republic	7.050%	2/3/2031	6,300	6,558
	Dominican Republic	5.750%	3/17/2034	10,000	9,685
	Government of Bermuda	4.750%	2/15/2029	18,860	18,687
	Government of Bermuda	5.000%	7/15/2032	17,180	16,965
25

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	2,640	2,655
[4,6]	Kingdom of Morocco	4.750%	5/26/2034	60,915	70,086
[8]	Province of Alberta	3.950%	6/1/2035	75,000	53,373
[8]	Province of British Columbia	4.000%	6/18/2035	225,000	160,237
[8]	Province of Ontario	3.950%	12/2/2035	100,000	70,922
[8]	Province of Quebec	4.000%	9/1/2035	100,000	71,104
	Republic of Argentina	1.000%	7/9/2029	4,000	3,587
	Republic of Bulgaria	5.000%	3/5/2037	1	1
[6,11]	Republic of Chile	4.000%	8/3/2034	3,574	4,072
[3]	Republic of Ecuador	0.000%	7/31/2030	4,830	4,097
[6]	Republic of Hungary	4.250%	5/26/2033	76,912	89,420
[6]	Republic of Hungary	5.375%	9/12/2033	38,969	48,311
	Republic of Hungary	6.000%	9/26/2035	10,804	10,978
	Republic of Indonesia	4.850%	1/11/2033	18,780	18,185
[6]	Republic of Indonesia	1.100%	3/12/2033	10,460	9,710
[6]	Republic of Indonesia	4.500%	5/29/2033	37,800	43,289
[6]	Republic of Indonesia	3.750%	10/16/2033	18,100	19,787
[6]	Republic of Indonesia	4.100%	3/4/2034	20,347	22,531
	Republic of Indonesia	8.500%	10/12/2035	62,624	74,833
	Republic of Indonesia	5.690%	5/29/2036	25,700	25,606
	Republic of Panama	2.252%	9/29/2032	71,997	59,474
	Republic of Panama	3.298%	1/19/2033	33,196	28,908
[3]	Republic of Panama	5.227%	2/23/2034	27,914	26,960
	Republic of Panama	8.125%	4/28/2034	2,769	3,222
	Republic of Peru	8.750%	11/21/2033	4,107	4,903
	Republic of Peru	5.500%	3/30/2036	10,000	9,887
[6]	Republic of Philippines	3.625%	2/4/2032	41,489	46,820
	Republic of Philippines	5.250%	5/14/2034	5,750	5,648
	Republic of Philippines	4.750%	3/5/2035	5,000	4,733
	Republic of Philippines	5.000%	1/27/2036	21,586	20,630
	Republic of Philippines	5.325%	6/24/2036	120,300	117,786
	Republic of Turkiye	7.125%	7/17/2032	20,000	20,100
	Republic of Turkiye	6.300%	3/14/2033	12,370	11,871
[4]	Romania	5.750%	7/4/2036	1	1
	State of Israel	5.375%	2/19/2030	64,225	64,550
	State of Israel	4.500%	1/13/2031	111,465	108,074
	State of Israel	5.500%	3/12/2034	20,000	20,018
	United Mexican States	4.750%	4/27/2032	62,699	59,622
	United Mexican States	5.850%	7/2/2032	176,456	176,858
	United Mexican States	5.375%	3/22/2033	208,385	201,181
	United Mexican States	4.875%	5/19/2033	46,860	43,902
	United Mexican States	5.625%	2/9/2034	40,000	38,684
	United Mexican States	3.500%	2/12/2034	29,307	24,619
	United Mexican States	6.875%	5/13/2037	6,284	6,440
	United Mexican States	6.250%	8/27/2037	81,516	79,584
[6]	United Mexican States	5.125%	3/19/2038	2,405	2,684
	United Mexican States	3.771%	5/24/2061	10,900	6,190
Total Sovereign Bonds (Cost $2,136,208)					2,097,108
Taxable Municipal Bonds (0.1%)
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	320	306
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	80	78
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.625%	6/15/2036	11,500	11,360
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	7.875%	6/15/2036	6,100	6,058
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/2033	533	532
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	2,440	2,381
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/2029	2,600	2,652
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	19,000	17,251
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	3,954	4,000
	University of California College & University Revenue	1.614%	5/15/2030	5,025	4,514
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	8,000	7,719
Total Taxable Municipal Bonds (Cost $57,428)					56,851
				Shares
Exchange-Traded Fund (0.3%)
[14]	Vanguard Intermediate-Term Corporate Bond ETF (Cost $125,700)			1,500,000	121,890
26

Intermediate-Term Investment-Grade Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[15]	Vanguard Market Liquidity Fund (Cost $464,984)	3.718%	4,650,307	464,984
Total Investments (99.8%) (Cost $39,409,251)				38,800,524
Other Assets and Liabilities—Net (0.2%)				79,185
Net Assets (100%)				38,879,709
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $59,118 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $10,953 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $3,049,172, representing 7.8% of net assets.

5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Face amount denominated in euro.
7	Face amount denominated in British pounds.
8	Face amount denominated in Canadian dollars.
9	Payment-in-kind (PIK) security which may pay interest as additional principal.
10	Face amount denominated in Australian dollars.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
12	Non-income-producing security—security in default.
13	Represents an unsettled loan as of July 31, 2026. The coupon rate is not known until the settlement date.
14	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
EUR—euro.
EURIBOR—Euro Interbank Offered Rate.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year Government of Canada Bond	September 2026	767	61,235	(335)
5-Year U.S. Treasury Note	September 2026	2,892	306,484	(1,569)
10-Year U.S. Treasury Note	September 2026	13,614	1,470,312	(16,356)
Euro-Schatz	September 2026	82	9,972	(19)
Ultra 10-Year U.S. Treasury Note	September 2026	6,750	740,496	(7,744)
				(26,023)
27

Intermediate-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2026	(729)	(149,889)	135
10-Year Government of Canada Bond	September 2026	(5,255)	(445,261)	4,325
10-Year Japanese Government Bond	September 2026	(67)	(53,510)	127
AUD 3-Year Treasury Bond	September 2026	(1,170)	(85,780)	35
AUD 10-Year Treasury Bond	September 2026	(2,063)	(156,953)	757
Euro-Bobl	September 2026	(995)	(130,618)	1,009
Euro-Bund	September 2026	(2,144)	(307,462)	3,391
Euro-Buxl	September 2026	(5)	(610)	14
Long Gilt	September 2026	(148)	(17,252)	267
Long U.S. Treasury Bond	September 2026	(1,177)	(127,484)	4,000
Ultra Long U.S. Treasury Bond	September 2026	(1,435)	(157,402)	6,733
				20,793
				(5,230)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	AUD	28,126	USD	19,573	200	—
State Street Bank & Trust Co.	9/16/2026	AUD	15,469	USD	10,692	184	—
Toronto-Dominion Bank	9/16/2026	AUD	6,864	USD	4,797	28	—
Royal Bank of Canada	9/16/2026	EUR	30,325	USD	34,672	364	—
State Street Bank & Trust Co.	9/16/2026	EUR	26,209	USD	29,994	288	—
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	17,772	USD	20,298	234	—
Wells Fargo Bank N.A.	9/16/2026	EUR	17,531	USD	20,077	177	—
HSBC Bank plc	9/16/2026	EUR	7,326	USD	8,494	—	(31)
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	2,469	USD	2,856	—	(3)
Bank of Montreal	9/16/2026	GBP	7,296	USD	9,657	177	—
Toronto-Dominion Bank	9/16/2026	GBP	3,921	USD	5,194	90	—
Wells Fargo Bank N.A.	9/16/2026	USD	180,975	AUD	257,198	154	—
Wells Fargo Bank N.A.	9/16/2026	USD	61,801	AUD	88,490	—	(411)
Deutsche Bank AG	9/16/2026	USD	59,747	AUD	85,733	—	(527)
State Street Bank & Trust Co.	9/16/2026	USD	11,545	AUD	16,553	—	(92)
Royal Bank of Canada	9/16/2026	USD	8,431	AUD	12,214	—	(156)
Toronto-Dominion Bank	9/16/2026	USD	5,174	AUD	7,472	—	(80)
Royal Bank of Canada	9/16/2026	USD	368,224	CAD	510,506	3,304	—
State Street Bank & Trust Co.	9/16/2026	USD	12,381	CAD	17,265	39	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	902	CAD	1,259	2	—
Wells Fargo Bank N.A.	9/16/2026	USD	563,924	EUR	487,195	1,059	—
Canadian Imperial Bank of Commerce	9/16/2026	USD	23,009	EUR	20,024	—	(126)
State Street Bank & Trust Co.	9/16/2026	USD	16,096	EUR	14,022	—	(102)
Wells Fargo Bank N.A.	9/16/2026	USD	14,899	EUR	12,997	—	(117)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	3,681	EUR	3,226	—	(46)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	3,253	EUR	2,794	24	—
State Street Bank & Trust Co.	9/16/2026	USD	2,314	EUR	1,997	7	—
BNP Paribas	9/16/2026	USD	286	EUR	250	—	(2)
State Street Bank & Trust Co.	9/16/2026	USD	52,667	GBP	39,334	—	(345)
28

Intermediate-Term Investment-Grade Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	USD	1,048	GBP	777	1	—
Wells Fargo Bank N.A.	9/16/2026	USD	632	JPY	100,313	—	(1)
						6,332	(2,039)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V2	6/21/2031	USD	90,204	5.000	7,354	650
CDX-NA-IG-S46-V1	6/21/2031	USD	434,395	1.000	9,502	1,991
					16,856	2,641

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Credit Protection Purchased
Unibail-Rodamco-Westfield SE	6/21/2028	JPMC	3,300 [2]	(1.000)	(56)	64	—	(120)

1Periodic premium received/(paid) quarterly.
2Notional amount denominated in euro.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $7,598 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/2/2029	N/A	200,000	3.620 [1]	(3.928)[2]	1,024	1,026
7/2/2031	N/A	125,000	3.885 [2]	(3.620)[1]	(1,367)	(1,368)
					(343)	(342)

1	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
2	Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $38,818,567)	38,213,650
Affiliated Issuers (Cost $590,684)	586,874
Total Investments in Securities	38,800,524
Investment in Vanguard	840
Cash	665
Foreign Currency, at Value (Cost $17,719)	17,815
Receivables for Investment Securities Sold	37,813
Receivables for Accrued Income	506,690
Receivables for Capital Shares Issued	19,350
Swap Premiums Paid	64
Variation Margin Receivable—Centrally Cleared Swap Contracts	7,394
Unrealized Appreciation—Forward Currency Contracts	6,332
Other Assets	100
Total Assets	39,397,587
Liabilities
Payables for Investment Securities Purchased	443,859
Payables for Capital Shares Redeemed	40,611
Payables for Distributions	23,524
Payables to Vanguard	1,603
Variation Margin Payable—Futures Contracts	6,122
Unrealized Depreciation—Forward Currency Contracts	2,039
Unrealized Depreciation—Over-the-Counter Swap Contracts	120
Total Liabilities	517,878
Net Assets	38,879,709
At July 31, 2026, net assets consisted of:

Paid-in Capital	43,655,003
Total Distributable Earnings (Loss)	(4,775,294)
Net Assets	38,879,709

Investor Shares—Net Assets
Applicable to 159,608,498 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,373,766
Net Asset Value Per Share—Investor Shares	$8.61

Admiral™ Shares—Net Assets
Applicable to 4,357,561,111 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,505,943
Net Asset Value Per Share—Admiral Shares	$8.61

See accompanying Notes, which are an integral part of the Financial Statements.
30

Intermediate-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends—Affiliated Issuers	3,615
Interest—Unaffiliated Issuers	976,360
Interest—Affiliated Issuers	6,213
Total Income	986,188
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2,637
Management and Administrative—Investor Shares	1,254
Management and Administrative—Admiral Shares	13,012
Marketing and Distribution—Investor Shares	51
Marketing and Distribution—Admiral Shares	920
Custodian Fees	102
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	145
Trustees’ Fees and Expenses	9
Other Expenses	7
Total Expenses	18,157
Net Investment Income	968,031
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(39,972)
Investment Securities Sold—Affiliated Issuers	(818)
Futures Contracts	(36,304)
Options Purchased	(2,286)
Options Written	5,426
Swap Contracts	20,042
Forward Currency Contracts	5,148
Foreign Currencies	(11)
Realized Net Gain (Loss)	(48,775)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,252,773)
Investment Securities—Affiliated Issuers	(4,047)
Futures Contracts	(3,868)
Options Purchased	552
Options Written	(199)
Swap Contracts	(13,112)
Forward Currency Contracts	25,967
Foreign Currencies	(321)
Change in Unrealized Appreciation (Depreciation)	(1,247,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	(328,545)

See accompanying Notes, which are an integral part of the Financial Statements.
31

Intermediate-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	968,031	1,791,371
Realized Net Gain (Loss)	(48,775)	(32,380)
Change in Unrealized Appreciation (Depreciation)	(1,247,801)	1,401,095
Net Increase (Decrease) in Net Assets Resulting from Operations	(328,545)	3,160,086
Distributions
Investor Shares	(36,051)	(73,336)
Admiral Shares	(959,833)	(1,768,760)
Total Distributions	(995,884)	(1,842,096)
Capital Share Transactions
Investor Shares	(76,438)	(83,513)
Admiral Shares	1,495,643	2,587,961
Net Increase (Decrease) from Capital Share Transactions	1,419,205	2,504,448
Total Increase (Decrease)	94,776	3,822,438
Net Assets
Beginning of Period	38,784,933	34,962,495
End of Period	38,879,709	38,784,933

See accompanying Notes, which are an integral part of the Financial Statements.
32

Intermediate-Term Investment-Grade Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.90	$8.58	$8.65	$8.62	$9.67	$10.39
Investment Operations
Net Investment Income[1]	.214	.419	.388	.332	.253	.218
Net Realized and Unrealized Gain (Loss) on Investments	(.284)	.332	(.063)	.034	(1.039)	(.550)
Total from Investment Operations	(.070)	.751	.325	.366	(.786)	(.332)
Distributions
Dividends from Net Investment Income	(.220)	(.431)	(.395)	(.336)	(.264)	(.224)
Distributions from Realized Capital Gains	—	—	—	—	—	(.164)
Total Distributions	(.220)	(.431)	(.395)	(.336)	(.264)	(.388)
Net Asset Value, End of Period	$8.61	$8.90	$8.58	$8.65	$8.62	$9.67
Total Return[2]	-0.80%	8.91%	3.83%	4.44%	-8.09%	-3.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,374	$1,499	$1,528	$1,613	$1,521	$1,895
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	4.91%	4.76%	4.51%	3.95%	2.91%	2.16%
Portfolio Turnover Rate	40%	68%	78%[4]	73%[4]	93%[4]	82%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2
Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 2%, 2%, 11%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Intermediate-Term Investment-Grade Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.90	$8.58	$8.65	$8.62	$9.67	$10.39
Investment Operations
Net Investment Income[1]	.219	.429	.397	.340	.262	.228
Net Realized and Unrealized Gain (Loss) on Investments	(.284)	.332	(.064)	.035	(1.040)	(.550)
Total from Investment Operations	(.065)	.761	.333	.375	(.778)	(.322)
Distributions
Dividends from Net Investment Income	(.225)	(.441)	(.403)	(.345)	(.272)	(.234)
Distributions from Realized Capital Gains	—	—	—	—	—	(.164)
Total Distributions	(.225)	(.441)	(.403)	(.345)	(.272)	(.398)
Net Asset Value, End of Period	$8.61	$8.90	$8.58	$8.65	$8.62	$9.67
Total Return[2]	-0.75%	9.03%	3.94%	4.54%	-8.00%	-3.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,506	$37,286	$33,434	$30,575	$29,569	$34,013
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	5.02%	4.87%	4.61%	4.05%	3.02%	2.25%
Portfolio Turnover Rate	40%	68%	78%[4]	73%[4]	93%[4]	82%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2
Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 2%, 2%, 11%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Intermediate-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2026.
35

Intermediate-Term Investment-Grade Fund
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at July 31, 2026.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 7% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
36

Intermediate-Term Investment-Grade Fund
During the six months ended July 31, 2026, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 5% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
37

Intermediate-Term Investment-Grade Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $840,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
38

Intermediate-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,779,302	—	2,779,302
Asset-Backed/Commercial Mortgage-Backed Securities	—	507,541	—	507,541
Corporate Bonds	—	32,675,306	—	32,675,306
Floating Rate Loan Interests	—	97,542	—	97,542
Sovereign Bonds	—	2,097,108	—	2,097,108
Taxable Municipal Bonds	—	56,851	—	56,851
Exchange-Traded Fund	121,890	—	—	121,890
Temporary Cash Investments	464,984	—	—	464,984
Total	586,874	38,213,650	—	38,800,524

Derivative Financial Instruments
Assets
Futures Contracts[1]	20,793	—	—	20,793
Forward Currency Contracts	—	6,332	—	6,332
Swap Contracts[1]	—	3,667	—	3,667
Total	20,793	9,999	—	30,792
Liabilities
Futures Contracts[1]	(26,023)	—	—	(26,023)
Forward Currency Contracts	—	(2,039)	—	(2,039)
Swap Contracts[1]	—	(1,488)	—	(1,488)
Total	(26,023)	(3,527)	—	(29,550)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
At July 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	64	64
Unrealized Appreciation—Futures Contracts[1]	20,793	—	—	20,793
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	1,026	—	2,641	3,667
Unrealized Appreciation—Forward Currency Contracts	—	6,332	—	6,332
Total Assets	21,819	6,332	2,705	30,856

Unrealized Depreciation—Futures Contracts[1]	(26,023)	—	—	(26,023)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(1,368)	—	—	(1,368)
Unrealized Depreciation—Forward Currency Contracts	—	(2,039)	—	(2,039)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	(120)	(120)
Total Liabilities	(27,391)	(2,039)	(120)	(29,550)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(36,304)	—	—	(36,304)
Options Purchased	—	—	(2,286)	(2,286)
Options Written	420	—	5,006	5,426
Swap Contracts	1,452	—	18,590	20,042
Forward Currency Contracts	—	5,148	—	5,148
Realized Net Gain (Loss) on Derivatives	(34,432)	5,148	21,310	(7,974)
39

Intermediate-Term Investment-Grade Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(3,868)	—	—	(3,868)
Options Purchased	—	—	552	552
Options Written	—	—	(199)	(199)
Swap Contracts	289	—	(13,401)	(13,112)
Forward Currency Contracts	—	25,967	—	25,967
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,579)	25,967	(13,048)	9,340
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,463,812
Gross Unrealized Appreciation	177,818
Gross Unrealized Depreciation	(839,800)
Net Unrealized Appreciation (Depreciation)	(661,982)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $4,084,114,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended July 31, 2026, the fund purchased $12,290,443,000 of investment securities and sold $10,602,209,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,325,445,000 and $4,940,078,000, respectively.
H.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	91,767	10,433	362,712	41,241
Issued in Lieu of Cash Distributions	32,050	3,649	65,030	7,370
Redeemed	(200,255)	(22,774)	(511,255)	(58,356)
Net Increase (Decrease)—Investor Shares	(76,438)	(8,692)	(83,513)	(9,745)
Admiral Shares
Issued	3,837,126	436,088	7,169,980	813,679
Issued in Lieu of Cash Distributions	823,241	93,750	1,524,785	172,724
Redeemed	(3,164,724)	(359,940)	(6,106,804)	(693,936)
Net Increase (Decrease)—Admiral Shares	1,495,643	169,898	2,587,961	292,467
I.
Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than
5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31, 2026 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2026 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	167,900	—	41,154	(816)	(4,040)	3,615	—	121,890
Vanguard Market Liquidity Fund	693,478	NA1	NA1	(2)	(7)	6,213	—	464,984
Total	861,378	—	41,154	(818)	(4,047)	9,828	—	586,874

1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
40

Intermediate-Term Investment-Grade Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99802 092026
41

Financial Statements
For the six-months ended July 31, 2026
Vanguard Intermediate-Term Treasury Fund

Contents
Financial Statements	1

Intermediate-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (97.8%)
U.S. Government Securities (80.5%)
	United States Treasury Note/Bond	3.500%	4/30/2030	89,200	86,486
	United States Treasury Note/Bond	4.000%	5/31/2030	118,000	116,401
	United States Treasury Note/Bond	3.750%	6/30/2030	128,000	125,070
	United States Treasury Note/Bond	3.875%	6/30/2030	84,593	83,020
	United States Treasury Note/Bond	3.875%	7/31/2030	134,500	131,962
	United States Treasury Note/Bond	4.000%	7/31/2030	131,581	129,680
	United States Treasury Note/Bond	0.625%	8/15/2030	188,000	162,010
	United States Treasury Note/Bond	4.125%	8/31/2030	56,000	55,396
	United States Treasury Note/Bond	3.625%	10/31/2030	109,600	106,312
	United States Treasury Note/Bond	3.500%	11/30/2030	146,000	140,782
	United States Treasury Note/Bond	4.375%	11/30/2030	139,607	139,362
	United States Treasury Note/Bond	3.625%	12/31/2030	159,000	154,013
	United States Treasury Note/Bond	3.750%	1/31/2031	172,500	167,837
	United States Treasury Note/Bond	4.250%	2/28/2031	30,000	29,789
	United States Treasury Note/Bond	4.125%	3/31/2031	142,600	140,818
	United States Treasury Note/Bond	3.875%	4/30/2031	105,000	102,580
	United States Treasury Note/Bond	4.625%	4/30/2031	46,000	46,388
	United States Treasury Note/Bond	4.625%	5/31/2031	93,650	94,400
	United States Treasury Note/Bond	4.250%	6/30/2031	42,000	41,659
	United States Treasury Note/Bond	3.750%	8/31/2031	72,000	69,733
	United States Treasury Note/Bond	4.375%	1/31/2032	95,600	95,152
	United States Treasury Note/Bond	1.875%	2/15/2032	142,400	124,322
	United States Treasury Note/Bond	4.125%	3/31/2032	99,520	97,782
	United States Treasury Note/Bond	4.000%	4/30/2032	107,500	104,884
	United States Treasury Note/Bond	2.875%	5/15/2032	225,600	207,111
	United States Treasury Note/Bond	4.125%	5/31/2032	30,000	29,439
	United States Treasury Note/Bond	4.000%	6/30/2032	83,000	80,886
	United States Treasury Note/Bond	4.000%	7/31/2032	114,750	111,715
	United States Treasury Note/Bond	2.750%	8/15/2032	224,400	203,625
	United States Treasury Note/Bond	3.875%	8/31/2032	30,000	28,998
	United States Treasury Note/Bond	3.875%	9/30/2032	95,000	91,738
	United States Treasury Note/Bond	3.750%	10/31/2032	89,000	85,291
	United States Treasury Note/Bond	3.750%	11/30/2032	20,000	19,153
	United States Treasury Note/Bond	3.500%	2/15/2033	178,075	167,690
	United States Treasury Note/Bond	4.250%	3/31/2033	37,375	36,748
	United States Treasury Note/Bond	4.125%	4/30/2033	45,000	43,880
	United States Treasury Note/Bond	3.375%	5/15/2033	155,000	144,386
	United States Treasury Note/Bond	4.250%	5/31/2033	42,000	41,254
	United States Treasury Note/Bond	4.375%	7/31/2033	36,200	35,784
	United States Treasury Note/Bond	3.875%	8/15/2033	184,950	177,234
	United States Treasury Note/Bond	4.500%	11/15/2033	132,400	131,707
[1,2]	United States Treasury Note/Bond	4.000%	2/15/2034	239,950	230,830
	United States Treasury Note/Bond	4.375%	5/15/2034	151,600	149,225
	United States Treasury Note/Bond	3.875%	8/15/2034	219,500	208,465
	United States Treasury Note/Bond	4.250%	11/15/2034	173,100	168,434
	United States Treasury Note/Bond	4.625%	2/15/2035	234,200	233,688
	United States Treasury Note/Bond	4.250%	5/15/2035	140,000	135,795
	United States Treasury Note/Bond	4.250%	8/15/2035	155,000	150,071
	United States Treasury Note/Bond	4.000%	11/15/2035	116,000	109,978
	United States Treasury Note/Bond	4.125%	2/15/2036	151,750	145,069
	United States Treasury Note/Bond	4.375%	5/15/2036	33,000	32,139
					5,746,171
Agency Bonds and Notes (0.6%)
	Federal Home Loan Banks	2.250%	3/4/2036	33,640	26,656
[3]	Federal Home Loan Mortgage Corp.	1.500%	7/27/2032	18,340	15,295
					41,951
Conventional Mortgage-Backed Securities (7.5%)
[3,4]	Fannie Mae Pool	1.290%	2/1/2031	1,395	1,211
[3,4]	Fannie Mae Pool	1.340%	9/1/2032	983	815
1

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae Pool	1.350%	9/1/2032	7,467	6,211
[3,4,5]	Fannie Mae Pool	1.382%	12/1/2030	8,246	7,209
[3,4]	Fannie Mae Pool	1.520%	9/1/2031	6,600	5,686
[3,4]	Fannie Mae Pool	1.570%	9/1/2031–10/1/2031	3,720	3,191
[3,4]	Fannie Mae Pool	1.600%	1/1/2033	1,536	1,289
[3,4]	Fannie Mae Pool	1.620%	10/1/2031	1,800	1,553
[3,4,5]	Fannie Mae Pool	1.646%	8/1/2051	771	733
[3,4,5]	Fannie Mae Pool	1.666%	8/1/2051	1,090	1,040
[3,4,5]	Fannie Mae Pool	1.667%	8/1/2051	920	877
[3,4]	Fannie Mae Pool	1.680%	10/1/2031	5,699	4,932
[3,4]	Fannie Mae Pool	1.780%	4/1/2031	540	474
[3,4]	Fannie Mae Pool	1.830%	11/1/2033	2,400	1,986
[3,4,5]	Fannie Mae Pool	1.858%	10/1/2051	719	686
[3,4]	Fannie Mae Pool	1.895%	5/1/2030	4,490	4,078
[3,4]	Fannie Mae Pool	1.910%	10/1/2031–9/1/2033	6,955	5,817
[3,4]	Fannie Mae Pool	1.930%	1/1/2032–2/1/2032	1,967	1,705
[3,4]	Fannie Mae Pool	1.940%	11/1/2031	7,570	6,581
[3,4]	Fannie Mae Pool	2.000%	5/1/2031	3,191	2,837
[3,4]	Fannie Mae Pool	2.020%	5/1/2033	805	688
[3,4]	Fannie Mae Pool	2.030%	1/1/2032	6,341	5,559
[3,4]	Fannie Mae Pool	2.140%	10/1/2029	11,247	10,455
[3,4]	Fannie Mae Pool	2.170%	2/1/2032	4,828	4,269
[3,4]	Fannie Mae Pool	2.290%	10/1/2029	3,100	2,883
[3,4]	Fannie Mae Pool	2.350%	3/1/2030	3,000	2,776
[3,4]	Fannie Mae Pool	2.370%	12/1/2029	2,500	2,324
[3,4]	Fannie Mae Pool	2.430%	1/1/2030	400	371
[3,4]	Fannie Mae Pool	2.500%	11/1/2029	1,029	964
[3,4]	Fannie Mae Pool	2.530%	3/1/2032	2,800	2,492
[3,4]	Fannie Mae Pool	2.550%	12/1/2029	1,455	1,361
[3,4]	Fannie Mae Pool	2.580%	4/1/2032	2,100	1,872
[3,4]	Fannie Mae Pool	2.610%	9/1/2031–4/1/2032	1,762	1,577
[3,4]	Fannie Mae Pool	2.630%	10/1/2031–4/1/2032	14,837	13,282
[3,4]	Fannie Mae Pool	2.640%	9/1/2032	1,000	888
[3,4]	Fannie Mae Pool	2.680%	4/1/2032	4,500	4,031
[3,4]	Fannie Mae Pool	2.760%	9/1/2031	2,125	1,946
[3,4]	Fannie Mae Pool	2.790%	11/1/2031	529	483
[3,4]	Fannie Mae Pool	2.850%	9/1/2031	1,020	939
[3,4,5]	Fannie Mae Pool	2.857%	11/1/2029	36,258	34,538
[3,4]	Fannie Mae Pool	2.870%	4/1/2035	1,537	1,419
[3,4]	Fannie Mae Pool	3.010%	4/1/2032	1,372	1,260
[3,4]	Fannie Mae Pool	3.120%	10/1/2032–11/1/2032	4,448	4,064
[3,4]	Fannie Mae Pool	3.180%	10/1/2029–1/1/2033	4,057	3,840
[3,4]	Fannie Mae Pool	3.320%	7/1/2029	1,300	1,252
[3,4]	Fannie Mae Pool	3.410%	9/1/2032	838	781
[3,4]	Fannie Mae Pool	3.460%	7/1/2032–1/1/2043	10,477	9,740
[3,4]	Fannie Mae Pool	3.470%	9/1/2032	4,700	4,375
[3,4]	Fannie Mae Pool	3.480%	3/1/2037	3,150	2,833
[3,4]	Fannie Mae Pool	3.540%	6/1/2032	300	281
[3,4]	Fannie Mae Pool	3.570%	5/1/2031–10/1/2032	5,698	5,336
[3,4]	Fannie Mae Pool	3.670%	9/1/2032–7/1/2033	8,800	8,252
[3,4]	Fannie Mae Pool	3.720%	8/1/2032	1,589	1,507
[3,4]	Fannie Mae Pool	3.730%	4/1/2032	258	246
[3,4]	Fannie Mae Pool	3.760%	7/1/2033	431	408
[3,4]	Fannie Mae Pool	3.820%	9/1/2032–1/1/2033	8,395	7,955
[3,4,5]	Fannie Mae Pool	3.836%	4/1/2056	1,255	1,213
[3,4]	Fannie Mae Pool	4.040%	8/1/2030	2,357	2,299
[3,4,5]	Fannie Mae Pool	4.304%	2/1/2056	14,831	14,415
[3,4]	Fannie Mae Pool	4.560%	2/1/2033	476	468
[3,4,5]	Fannie Mae Pool	4.592%	3/1/2056	3,728	3,686
[3,4,5]	Fannie Mae Pool	4.606%	6/1/2056	3,379	3,342
[3,4,5]	Fannie Mae Pool	4.622%	3/1/2056	2,286	2,263
[3,4,5]	Fannie Mae Pool	4.630%	11/1/2055	4,522	4,452
[3,4,5]	Fannie Mae Pool	4.639%	3/1/2056	6,994	6,928
[3,4,5]	Fannie Mae Pool	4.664%	4/1/2056	1,903	1,885
[3,4]	Fannie Mae Pool	4.670%	8/1/2029	97	96
[3,4]	Fannie Mae Pool	4.680%	4/1/2031	9,450	9,379
[3,4,5]	Fannie Mae Pool	4.713%	1/1/2056	4,382	4,349
[3,4]	Fannie Mae Pool	4.720%	6/1/2031	22,210	22,104
[3,4,5]	Fannie Mae Pool	4.738%	5/1/2056	13,282	13,110
[3,4]	Fannie Mae Pool	4.880%	7/1/2031	8,000	7,998
2

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	Fannie Mae Pool	4.891%	6/1/2056	1,958	1,936
[3,4,5]	Fannie Mae Pool	4.908%	4/1/2056	1,745	1,730
[3,4,5]	Fannie Mae Pool	4.914%	6/1/2056	10,642	10,551
[3,4,5]	Fannie Mae Pool	4.920%	4/1/2056	2,236	2,216
[3,4,5]	Fannie Mae Pool	4.939%	11/1/2055	7,740	7,689
[3,4,5]	Fannie Mae Pool	4.976%	3/1/2056	5,290	5,256
[3,4,5]	Fannie Mae Pool	4.992%	12/1/2055	25,798	25,663
[3,4,5]	Fannie Mae Pool	4.996%	8/1/2055	3,090	3,097
[3,4,5]	Fannie Mae Pool	5.016%	4/1/2056	1,153	1,139
[3,4,5]	Fannie Mae Pool	5.037%	3/1/2056	3,986	3,984
[3,4,5]	Fannie Mae Pool	5.044%	4/1/2056	2,764	2,751
[3,4,5]	Fannie Mae Pool	5.047%	12/1/2055	9,399	9,371
[3,4,5]	Fannie Mae Pool	5.059%	1/1/2056	4,239	4,224
[3,4,5]	Fannie Mae Pool	5.084%	5/1/2056	1,415	1,415
[3,4,5]	Fannie Mae Pool	5.095%	10/1/2055	4,765	4,776
[3,4,5]	Fannie Mae Pool	5.113%	6/1/2056	1,808	1,802
[3,4,5]	Fannie Mae Pool	5.115%	5/1/2056	2,320	2,299
[3,4,5]	Fannie Mae Pool	5.146%	6/1/2056	1,778	1,773
[3,4,5]	Fannie Mae Pool	5.149%	6/1/2053	2,452	2,463
[3,4,5]	Fannie Mae Pool	5.284%	8/1/2056	2,900	2,904
[3,4,5]	Freddie Mac Non Gold Pool	4.591%	1/1/2056	2,985	2,923
[3,4,5]	Freddie Mac Non Gold Pool	4.606%	5/1/2056	4,807	4,705
[3,4,5]	Freddie Mac Non Gold Pool	4.624%	3/1/2056	8,754	8,642
[3,4,5]	Freddie Mac Non Gold Pool	4.637%	6/1/2056	1,817	1,774
[3,4,5]	Freddie Mac Non Gold Pool	4.676%	5/1/2056	1,317	1,287
[3,4,5]	Freddie Mac Non Gold Pool	4.722%	5/1/2056	969	959
[3,4,5]	Freddie Mac Non Gold Pool	4.798%	4/1/2056	1,450	1,428
[3,4,5]	Freddie Mac Non Gold Pool	4.953%	12/1/2055	2,890	2,862
[3,4,5]	Freddie Mac Non Gold Pool	4.968%	2/1/2056	16,901	16,758
[3,4,5]	Freddie Mac Non Gold Pool	5.024%	6/1/2056	4,399	4,362
[3,4,5]	Freddie Mac Non Gold Pool	5.054%	5/1/2056	4,687	4,653
[3,4,5]	Freddie Mac Non Gold Pool	5.133%	1/1/2056	4,966	4,965
[3,4,5]	Freddie Mac Non Gold Pool	5.142%	8/1/2055	4,144	4,129
[3,4,5]	Freddie Mac Non Gold Pool	5.195%	6/1/2056	3,149	3,152
[3,4,5]	Freddie Mac Non Gold Pool	5.254%	5/1/2056	2,961	2,952
[3,4,5]	Freddie Mac Non Gold Pool	5.381%	7/1/2056	3,580	3,578
[3,4]	Freddie Mac Pool	1.570%	10/1/2032	1,400	1,175
[3,4]	Freddie Mac Pool	1.590%	7/1/2031	2,799	2,431
[3,4]	Freddie Mac Pool	2.060%	4/1/2033	2,500	2,128
[3,4]	Freddie Mac Pool	3.870%	10/1/2032	6,700	6,401
[4,5]	Ginnie Mae II Pool	4.000%	11/20/2055–1/20/2056	4,683	4,532
[4,5]	Ginnie Mae II Pool	4.500%	1/20/2056–5/20/2056	30,412	29,918
[4,5]	Ginnie Mae II Pool	5.000%	11/20/2055–2/20/2056	20,110	20,062
					536,960
Nonconventional Mortgage-Backed Securities (9.2%)
[3,4]	Fannie Mae REMICS	1.250%	11/25/2051	6,959	5,819
[3,4]	Fannie Mae REMICS	1.500%	1/25/2051	2,919	2,268
[3,4]	Fannie Mae REMICS	1.750%	9/25/2049	24,376	20,526
[3,4]	Fannie Mae REMICS	2.000%	3/25/2050–2/25/2052	7,558	6,673
[3,4]	Fannie Mae REMICS	2.500%	12/25/2044–4/25/2050	31,552	27,431
[3,4]	Fannie Mae REMICS	3.000%	7/25/2042–10/25/2049	40,521	36,251
[3,4]	Fannie Mae REMICS	3.500%	7/25/2042	6,621	6,031
[3,4]	Fannie Mae REMICS	4.500%	1/25/2042	11,660	11,410
[3,4,5]	Fannie Mae REMICS	4.616%	7/25/2055	50,435	50,387
[3,4,5]	Fannie Mae REMICS	4.916%	4/25/2056	14,015	14,074
[3,4,5]	Fannie Mae REMICS	4.966%	3/25/2055	15,811	15,984
[3,4,5]	Fannie Mae REMICS	5.016%	6/25/2056	30,617	30,764
[3,4,5]	Fannie Mae REMICS	5.066%	6/25/2056	26,237	26,382
[3,4]	Freddie Mac REMICS	0.750%	10/25/2044–1/25/2051	12,736	9,687
[3,4]	Freddie Mac REMICS	1.000%	12/15/2044–10/25/2051	31,020	24,677
[3,4]	Freddie Mac REMICS	1.250%	10/25/2050	706	552
[3,4]	Freddie Mac REMICS	1.500%	9/25/2050–9/25/2051	17,689	14,508
[3,4]	Freddie Mac REMICS	1.750%	5/25/2051	4,489	3,628
[3,4]	Freddie Mac REMICS	2.000%	7/25/2050	10,945	9,511
[3,4]	Freddie Mac REMICS	2.250%	8/25/2049	15,827	13,775
[3,4]	Freddie Mac REMICS	2.500%	2/15/2043–12/25/2048	10,006	8,965
[3,4]	Freddie Mac REMICS	3.000%	10/15/2047–1/25/2051	40,916	36,525
[3,4]	Freddie Mac REMICS	3.500%	6/15/2042–1/25/2051	15,971	14,749
[3,4]	Freddie Mac REMICS	4.000%	10/15/2040–10/15/2047	30,707	28,956
3

Intermediate-Term Treasury Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac REMICS		4.500%	10/15/2041	3,393	3,276
[4]	Ginnie Mae REMICS		1.250%	4/20/2051	2,152	1,671
[4]	Ginnie Mae REMICS		1.375%	8/20/2050	10,293	7,939
[4]	Ginnie Mae REMICS		1.500%	4/20/2051	406	319
[4]	Ginnie Mae REMICS		2.500%	11/20/2049–7/20/2050	19,178	16,507
[4]	Ginnie Mae REMICS		3.000%	2/20/2052	11,365	10,530
[4]	Ginnie Mae REMICS		3.500%	8/16/2045–7/20/2051	46,338	43,579
[4]	Ginnie Mae REMICS		4.000%	8/20/2041–7/20/2051	57,905	53,538
[4]	Ginnie Mae REMICS		4.500%	5/20/2039	7,900	7,713
[4,5]	Ginnie Mae REMICS		4.871%	5/20/2055	39,537	39,697
[4,5]	Ginnie Mae REMICS		4.971%	7/20/2055	41,724	42,235
[4]	Ginnie Mae REMICS		5.000%	12/20/2053	13,651	12,757
						659,294
Total U.S. Government and Agency Obligations (Cost $7,080,241)						6,984,376
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[3,4]	Fannie Mae-Aces Class 2A Series 2020-M26		2.065%	9/25/2029	7,214	6,712
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M12		3.654%	8/25/2030	1,361	1,314
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M12		2.885%	6/25/2029	3,079	2,947
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M18		2.469%	8/25/2029	1,374	1,297
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M22		2.522%	8/25/2029	1,675	1,580
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M25		2.330%	11/25/2029	1,895	1,772
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M46		1.323%	5/25/2030	3,960	3,561
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M5		2.210%	1/25/2030	8,130	7,542
[3,4,5]	Fannie Mae-Aces Class A2 Series 2020-M52		1.323%	10/25/2030	2,640	2,329
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M8		1.821%	2/25/2030	8,685	7,921
[3,4]	Fannie Mae-Aces Class A2 Series 2022-M2		2.399%	11/25/2031	5,700	5,120
[3,4,5]	Fannie Mae-Aces Class A2 Series 2022-M3		1.707%	11/25/2031	6,000	5,149
[3,4,5]	Fannie Mae-Aces Class A2 Series 2025-M5		1.783%	11/25/2031	20,200	17,541
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $66,133)						64,785
					Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[6]	Vanguard Market Liquidity Fund (Cost $37,853)		3.718%		378,567	37,853
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	3 Month SOFR Futures	8/14/2026	261	$96.13	652	5
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	160	$106.50	160	26
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	80	$106.00	80	31
	CBOT 10 Year U.S. Treasury Notes Futures	8/21/2026	61	$109.00	61	12
	CBOT 10 Year U.S. Treasury Notes Futures	10/23/2026	80	$109.00	80	46
						120
Put Options
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	80	$106.00	80	33
	CBOT 5 Year U.S. Treasury Notes Futures	11/20/2026	169	$104.25	169	61
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	160	$106.50	160	110
	CBOT 10 Year U.S. Treasury Notes Futures	8/21/2026	61	$109.00	61	72
	CBOT U.S. Long Bond Futures	8/7/2026	56	$109.00	56	59
						335
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	40,170	205
4

Intermediate-Term Treasury Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	38,400	781
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.338% Annually	BMO	7/14/2027	4.338%	10,550	385
					1,371
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	40,400	588
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	38,300	540
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	37,840	568
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	40,170	388
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.110% Annually	MSBNA	8/31/2026	4.110%	37,200	89
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	14,580	338
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.338% Annually	BMO	7/14/2027	4.338%	10,550	670
					3,181
Total Options Purchased (Cost $4,424)					5,007
Total Investments (99.3%) (Cost $7,188,651)					7,092,021
Other Assets and Liabilities—Net (0.7%)					52,206
Net Assets (100%)					7,144,227
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,184 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $9,940 have been segregated as initial margin for open futures contracts.
3
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BARC—Barclays Bank plc.
BMO—Bank of Montreal.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
3 Month SOFR Futures	8/14/2026	(261)	$96.31	653	(2)
CBOT 10 Year U.S. Treasury Notes Futures	10/23/2026	(80)	$ 111.00	80	(14)
					(16)

Put Options
CBOT 5 Year U.S. Treasury Notes Futures	11/20/2026	(84)	$ 106.00	84	(79)
CBOT U.S. Long Bond Futures	8/7/2026	(56)	$ 107.50	56	(24)
					(103)
					(119)

5

Intermediate-Term Treasury Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	68,290	(80)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.200% Annually	BMO	7/14/2027	4.200%	20,250	(414)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	32,300	(1,293)
					(1,787)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	75,680	(786)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	68,290	(172)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	40,400	(466)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	40,400	(364)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	76,600	(783)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.110% Annually	MSBNA	8/31/2026	4.110%	15,880	(89)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	14,580	(1,012)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.200% Annually	BMO	7/14/2027	4.200%	20,250	(663)
					(4,335)
					(6,122)
Total Options Written (Premiums Received $4,965)					(6,241)

BARC—Barclays Bank plc.
BMO—Bank of Montreal.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	719	147,833	(371)
5-Year U.S. Treasury Note	September 2026	4,352	461,210	(3,986)
10-Year U.S. Treasury Note	September 2026	541	58,428	(82)
Ultra 10-Year U.S. Treasury Note	September 2026	1,529	167,736	(2,952)
				(7,391)

Short Futures Contracts
Long U.S. Treasury Bond	September 2026	(460)	(49,824)	1,378
Ultra Long U.S. Treasury Bond	September 2026	(7)	(768)	29
				1,407
				(5,984)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/30/2028	10/5/2026 [1]	84,200	0.000 [2]	(4.012)[3]	196	196
6/11/2029	N/A	4,255	3.631 [2]	(4.005)[3]	12	12
6/11/2029	N/A	4,255	3.631 [2]	(3.988)[3]	14	14
6/11/2029	N/A	4,255	3.631 [2]	(4.000)[3]	12	12
6/12/2029	N/A	8,510	3.631 [2]	(3.975)[3]	30	30
11/29/2030	10/5/2026 [1]	86,000	0.000 [2]	(3.896)[3]	793	783
6

Intermediate-Term Treasury Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/29/2030	10/5/2026 [1]	19,000	0.000 [2]	(3.895)[3]	176	176
6/30/2031	6/29/2029 [1]	70,770	3.795 [3]	(0.000)[2]	(434)	(434)
5/31/2033	9/30/2026 [1]	25,200	3.956 [3]	(0.000)[2]	(348)	(348)
5/31/2033	9/30/2026 [1]	25,000	4.050 [3]	(0.000)[2]	(210)	(210)
5/31/2033	9/30/2026 [1]	24,600	4.020 [3]	(0.000)[2]	(249)	(249)
7/13/2033	7/13/2031 [1]	4,565	4.160 [3]	(0.000)[2]	(13)	(13)
2/15/2036	9/30/2026 [1]	50,600	0.000 [2]	(4.073)[3]	819	826
2/15/2036	9/30/2026 [1]	9,600	4.227 [3]	(0.000)[2]	(42)	(42)
2/15/2036	9/30/2026 [1]	9,300	0.000 [2]	(4.048)[3]	168	168
6/30/2036	6/30/2031 [1]	64,470	0.000 [2]	(4.091)[3]	902	902
7/14/2036	7/13/2033 [1]	6,730	0.000 [2]	(4.385)[3]	27	27
10/18/2040	10/18/2030 [1]	15,400	0.000 [2]	(4.100)[3]	531	531
1/22/2041	1/22/2031 [1]	2,710	4.517 [3]	(0.000)[2]	(21)	(21)
5/28/2041	5/27/2031 [1]	2,340	4.588 [3]	(0.000)[2]	(12)	(12)
7/9/2041	7/9/2036 [1]	12,500	0.000 [2]	(4.703)[3]	78	78
7/10/2041	7/10/2036 [1]	12,500	0.000 [2]	(4.710)[3]	75	75
7/15/2041	7/13/2036 [1]	2,373	4.711 [3]	(0.000)[2]	(14)	(14)
5/16/2044	9/30/2026 [1]	12,900	4.444 [3]	(0.000)[2]	(119)	(119)
10/18/2045	10/18/2035 [1]	17,100	4.358 [3]	(0.000)[2]	(496)	(496)
1/22/2046	1/22/2036 [1]	3,340	0.000 [2]	(4.781)[3]	23	23
6/25/2046	6/25/2036 [1]	21,700	4.470 [3]	(0.000)[2]	(497)	(497)
7/9/2046	7/9/2041 [1]	15,000	4.691 [3]	(0.000)[2]	(75)	(75)
7/10/2046	7/10/2041 [1]	15,000	4.698 [3]	(0.000)[2]	(73)	(73)
7/20/2056	N/A	1,360	3.636 [2]	(4.235)[3]	58	58
					1,311	1,308

1Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
3Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Intermediate-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,150,798)	7,054,168
Affiliated Issuers (Cost $37,853)	37,853
Total Investments in Securities	7,092,021
Investment in Vanguard	154
Cash	65
Receivables for Investment Securities Sold	233,121
Receivables for Accrued Income	63,291
Receivables for Capital Shares Issued	34,249
Other Assets	67
Total Assets	7,422,968
Liabilities
Payables for Investment Securities Purchased	259,496
Payables for Capital Shares Redeemed	6,827
Payables for Distributions	3,240
Payables to Vanguard	378
Options Written, at Value (Premiums Received $4,965)	6,241
Variation Margin Payable—Futures Contracts	2,545
Variation Margin Payable—Centrally Cleared Swap Contracts	14
Total Liabilities	278,741
Net Assets	7,144,227
At July 31, 2026, net assets consisted of:

Paid-in Capital	8,130,989
Total Distributable Earnings (Loss)	(986,762)
Net Assets	7,144,227

Investor Shares—Net Assets
Applicable to 54,328,880 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	529,057
Net Asset Value Per Share—Investor Shares	$9.74

Admiral™ Shares—Net Assets
Applicable to 679,308,306 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,615,170
Net Asset Value Per Share—Admiral Shares	$9.74

See accompanying Notes, which are an integral part of the Financial Statements.
8

Intermediate-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	146,862
Total Income	146,862
Expenses
The Vanguard Group—Note C
Investment Advisory Services	390
Management and Administrative—Investor Shares	483
Management and Administrative—Admiral Shares	2,710
Marketing and Distribution—Investor Shares	23
Marketing and Distribution—Admiral Shares	162
Custodian Fees	22
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	2
Other Expenses	4
Total Expenses	3,842
Net Investment Income	143,020
Realized Net Gain (Loss)
Investment Securities Sold[1]	(39,089)
Futures Contracts	(13,581)
Options Purchased	(401)
Options Written	(69)
Swap Contracts	6,998
Realized Net Gain (Loss)	(46,142)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(151,188)
Futures Contracts	(2,998)
Options Purchased	1,355
Options Written	(2,313)
Swap Contracts	(160)
Change in Unrealized Appreciation (Depreciation)	(155,304)
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,426)

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $788, ($4), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Intermediate-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,020	281,317
Realized Net Gain (Loss)	(46,142)	41,786
Change in Unrealized Appreciation (Depreciation)	(155,304)	142,156
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,426)	465,259
Distributions
Investor Shares	(10,637)	(22,994)
Admiral Shares	(132,302)	(258,366)
Total Distributions	(142,939)	(281,360)
Capital Share Transactions
Investor Shares	(18,265)	(111,952)
Admiral Shares	258,596	253,810
Net Increase (Decrease) from Capital Share Transactions	240,331	141,858
Total Increase (Decrease)	38,966	325,757
Net Assets
Beginning of Period	7,105,261	6,779,504
End of Period	7,144,227	7,105,261

See accompanying Notes, which are an integral part of the Financial Statements.
10

Intermediate-Term Treasury Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.02	$9.75	$9.98	$10.16	$11.12	$11.65
Investment Operations
Net Investment Income[1]	.194	.392	.396	.354	.208	.107
Net Realized and Unrealized Gain (Loss) on Investments	(.280)	.269	(.229)	(.181)	(.959)	(.511)
Total from Investment Operations	(.086)	.661	.167	.173	(.751)	(.404)
Distributions
Dividends from Net Investment Income	(.194)	(.391)	(.397)	(.353)	(.209)	(.107)
Distributions from Realized Capital Gains	—	—	—	—	—	(.019)
Total Distributions	(.194)	(.391)	(.397)	(.353)	(.209)	(.126)
Net Asset Value, End of Period	$9.74	$10.02	$9.75	$9.98	$10.16	$11.12
Total Return[2]	-0.88%	6.86%	1.71%	1.80%	-6.75%	-3.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$529	$562	$658	$585	$605	$757
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.93%	4.02%	3.58%	2.00%	0.93%
Portfolio Turnover Rate	129%	173%[4]	185%[4]	217%[4]	175%[4]	181%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 21%, 16%, 21%, 12%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Intermediate-Term Treasury Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.02	$9.75	$9.98	$10.16	$11.12	$11.65
Investment Operations
Net Investment Income[1]	.199	.401	.406	.364	.219	.118
Net Realized and Unrealized Gain (Loss) on Investments	(.281)	.270	(.229)	(.181)	(.959)	(.511)
Total from Investment Operations	(.082)	.671	.177	.183	(.740)	(.393)
Distributions
Dividends from Net Investment Income	(.198)	(.401)	(.407)	(.363)	(.220)	(.118)
Distributions from Realized Capital Gains	—	—	—	—	—	(.019)
Total Distributions	(.198)	(.401)	(.407)	(.363)	(.220)	(.137)
Net Asset Value, End of Period	$9.74	$10.02	$9.75	$9.98	$10.16	$11.12
Total Return[2]	-0.83%	6.97%	1.82%	1.90%	-6.66%	-3.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,615	$6,543	$6,122	$5,326	$4,856	$5,353
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	4.04%	4.02%	4.12%	3.68%	2.12%	1.03%
Portfolio Turnover Rate	129%	173%[4]	185%[4]	217%[4]	175%[4]	181%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 21%, 16%, 21%, 12%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Intermediate-Term Treasury Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate
13

Intermediate-Term Treasury Fund
and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 10% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The
14

Intermediate-Term Treasury Fund
value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2026, the fund’s average amounts of investments in interest rate swaps represented 8% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $154,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Intermediate-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,984,376	—	6,984,376
Asset-Backed/Commercial Mortgage-Backed Securities	—	64,785	—	64,785
Temporary Cash Investments	37,853	—	—	37,853
Options Purchased	455	4,552	—	5,007
Total	38,308	7,053,713	—	7,092,021

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,407	—	—	1,407
Swap Contracts[1]	—	3,911	—	3,911
Total	1,407	3,911	—	5,318
Liabilities
Options Written	(119)	(6,122)	—	(6,241)
Futures Contracts[1]	(7,391)	—	—	(7,391)
Swap Contracts[1]	—	(2,603)	—	(2,603)
Total	(7,510)	(8,725)	—	(16,235)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,188,904
Gross Unrealized Appreciation	10,385
Gross Unrealized Depreciation	(118,185)
Net Unrealized Appreciation (Depreciation)	(107,800)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $842,149,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended July 31, 2026, the fund purchased $9,383,021,000 of investment securities and sold $9,104,157,000 of investment securities, other than temporary cash investments.
G.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	77,838	7,858	153,801	15,424
Issued in Lieu of Cash Distributions	9,717	980	20,283	2,028
Redeemed	(105,820)	(10,663)	(286,036)	(28,777)
Net Increase (Decrease)—Investor Shares	(18,265)	(1,825)	(111,952)	(11,325)
Admiral Shares
Issued	814,393	82,071	1,691,456	169,679
Issued in Lieu of Cash Distributions	113,834	11,484	223,874	22,377
Redeemed	(669,631)	(67,516)	(1,661,520)	(166,588)
Net Increase (Decrease)—Admiral Shares	258,596	26,039	253,810	25,468
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
16

Intermediate-Term Treasury Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99072 092026
17

Financial Statements
For the six-months ended July 31, 2026
Vanguard Long-Term Investment-Grade Fund

Contents
Financial Statements	1

Long-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.9%)
U.S. Government Securities (8.3%)
	United States Treasury Note/Bond	3.750%	4/15/2028	857	850
	United States Treasury Note/Bond	4.000%	3/31/2030	3,317	3,274
	United States Treasury Note/Bond	3.875%	8/15/2034	1,747	1,659
	United States Treasury Note/Bond	4.625%	2/15/2035	4,438	4,428
	United States Treasury Note/Bond	4.250%	5/15/2035	600	582
	United States Treasury Note/Bond	4.250%	8/15/2035	10,274	9,947
	United States Treasury Note/Bond	4.375%	5/15/2036	17,030	16,586
	United States Treasury Note/Bond	4.375%	2/15/2038	1,000	966
	United States Treasury Note/Bond	4.250%	5/15/2039	100	94
	United States Treasury Note/Bond	1.125%	5/15/2040	4,100	2,501
	United States Treasury Note/Bond	4.375%	5/15/2040	5,962	5,594
	United States Treasury Note/Bond	1.125%	8/15/2040	45,620	27,536
[1]	United States Treasury Note/Bond	3.875%	8/15/2040	9,054	8,006
[2]	United States Treasury Note/Bond	1.375%	11/15/2040	21,758	13,542
	United States Treasury Note/Bond	4.250%	11/15/2040	928	853
[1]	United States Treasury Note/Bond	1.875%	2/15/2041	24,320	16,256
	United States Treasury Note/Bond	2.250%	5/15/2041	30,908	21,695
	United States Treasury Note/Bond	4.375%	5/15/2041	932	863
	United States Treasury Note/Bond	1.750%	8/15/2041	20,813	13,402
	United States Treasury Note/Bond	3.750%	8/15/2041	100	86
	United States Treasury Note/Bond	2.000%	11/15/2041	15,248	10,145
	United States Treasury Note/Bond	2.375%	2/15/2042	100	70
	United States Treasury Note/Bond	3.125%	2/15/2042	4,000	3,132
	United States Treasury Note/Bond	3.000%	5/15/2042	6,000	4,592
	United States Treasury Note/Bond	3.250%	5/15/2042	743	589
	United States Treasury Note/Bond	2.750%	8/15/2042	200	147
	United States Treasury Note/Bond	2.750%	11/15/2042	14,000	10,218
	United States Treasury Note/Bond	4.000%	11/15/2042	1,000	868
	United States Treasury Note/Bond	3.875%	2/15/2043	4,199	3,577
	United States Treasury Note/Bond	2.875%	5/15/2043	1,000	737
	United States Treasury Note/Bond	3.875%	5/15/2043	10,475	8,902
	United States Treasury Note/Bond	3.625%	8/15/2043	1,000	818
	United States Treasury Note/Bond	4.375%	8/15/2043	1,000	904
	United States Treasury Note/Bond	3.750%	11/15/2043	700	581
	United States Treasury Note/Bond	3.625%	2/15/2044	6,000	4,880
	United States Treasury Note/Bond	4.500%	2/15/2044	600	549
	United States Treasury Note/Bond	4.625%	5/15/2044	6,916	6,422
	United States Treasury Note/Bond	3.125%	8/15/2044	10,888	8,168
	United States Treasury Note/Bond	4.125%	8/15/2044	4,150	3,604
	United States Treasury Note/Bond	3.000%	11/15/2044	2,600	1,904
	United States Treasury Note/Bond	4.625%	11/15/2044	4,931	4,564
	United States Treasury Note/Bond	2.500%	2/15/2045	800	536
	United States Treasury Note/Bond	4.750%	2/15/2045	200	188
	United States Treasury Note/Bond	5.000%	5/15/2045	14,735	14,279
	United States Treasury Note/Bond	2.875%	8/15/2045	4,118	2,921
	United States Treasury Note/Bond	4.875%	8/15/2045	27,913	26,606
	United States Treasury Note/Bond	3.000%	11/15/2045	5,185	3,745
	United States Treasury Note/Bond	4.625%	11/15/2045	26,006	23,977
	United States Treasury Note/Bond	2.500%	2/15/2046	20,511	13,501
	United States Treasury Note/Bond	4.625%	2/15/2046	87,395	80,530
	United States Treasury Note/Bond	2.500%	5/15/2046	20,470	13,428
	United States Treasury Note/Bond	5.000%	5/15/2046	62,220	60,181
	United States Treasury Note/Bond	2.250%	8/15/2046	26,660	16,583
	United States Treasury Note/Bond	2.875%	11/15/2046	21,535	15,033
	United States Treasury Note/Bond	3.000%	2/15/2047	6,347	4,514
	United States Treasury Note/Bond	3.000%	5/15/2047	10,318	7,316
	United States Treasury Note/Bond	2.750%	8/15/2047	3,661	2,470
	United States Treasury Note/Bond	2.750%	11/15/2047	18,875	12,695
	United States Treasury Note/Bond	3.000%	2/15/2048	9,152	6,424
	United States Treasury Note/Bond	3.125%	5/15/2048	12,199	8,744
1

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	8/15/2048	13,200	9,215
	United States Treasury Note/Bond	3.375%	11/15/2048	3,643	2,718
	United States Treasury Note/Bond	3.000%	2/15/2049	8,810	6,117
	United States Treasury Note/Bond	2.875%	5/15/2049	11,800	7,980
	United States Treasury Note/Bond	2.250%	8/15/2049	19,883	11,739
	United States Treasury Note/Bond	2.375%	11/15/2049	10,000	6,055
	United States Treasury Note/Bond	2.000%	2/15/2050	42,545	23,521
	United States Treasury Note/Bond	1.250%	5/15/2050	20,780	9,344
	United States Treasury Note/Bond	1.375%	8/15/2050	25,346	11,749
	United States Treasury Note/Bond	1.625%	11/15/2050	10,428	5,159
	United States Treasury Note/Bond	1.875%	2/15/2051	29,635	15,605
[1,2]	United States Treasury Note/Bond	2.375%	5/15/2051	50,206	29,806
	United States Treasury Note/Bond	2.000%	8/15/2051	33,510	18,072
	United States Treasury Note/Bond	2.250%	2/15/2052	5,100	2,912
[2]	United States Treasury Note/Bond	2.875%	5/15/2052	10,685	7,022
	United States Treasury Note/Bond	3.000%	8/15/2052	5,100	3,436
[2]	United States Treasury Note/Bond	4.000%	11/15/2052	13,100	10,677
	United States Treasury Note/Bond	3.625%	2/15/2053	41,780	31,787
	United States Treasury Note/Bond	3.625%	5/15/2053	1,000	760
	United States Treasury Note/Bond	4.125%	8/15/2053	18,930	15,749
	United States Treasury Note/Bond	4.250%	2/15/2054	13,633	11,573
	United States Treasury Note/Bond	4.625%	5/15/2054	2,068	1,870
	United States Treasury Note/Bond	4.250%	8/15/2054	500	425
	United States Treasury Note/Bond	4.500%	11/15/2054	2,305	2,042
	United States Treasury Note/Bond	4.625%	2/15/2055	4,034	3,649
	United States Treasury Note/Bond	4.750%	5/15/2055	4,150	3,832
	United States Treasury Note/Bond	4.750%	8/15/2055	10,421	9,624
	United States Treasury Note/Bond	4.625%	11/15/2055	10,250	9,274
					809,474
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/2039	25,198	25,528
	Tennessee Valley Authority	4.250%	9/15/2065	7,455	5,750
					31,278
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	2.120%	10/1/2036	17,147	13,270
[3,4]	Fannie Mae Pool	2.320%	4/1/2036	16,021	12,751
					26,021
Total U.S. Government and Agency Obligations (Cost $922,428)					866,773
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	16,159	12,596
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	21,747	17,179
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,719)					29,775
Corporate Bonds (79.7%)
Communications (7.2%)
	Alphabet Inc.	5.350%	11/15/2045	27,260	24,938
	Alphabet Inc.	5.500%	2/15/2046	5,625	5,223
	Alphabet Inc.	5.250%	5/15/2055	46,700	40,517
	Alphabet Inc.	5.650%	2/15/2056	21,602	19,912
	Alphabet Inc.	5.750%	2/15/2066	3,743	3,391
	Alphabet Inc.	5.700%	11/15/2075	5,859	5,189
	AT&T Inc.	3.650%	6/1/2051	1,975	1,253
	AT&T Inc.	3.500%	9/15/2053	7,640	4,615
	AT&T Inc.	6.200%	10/30/2056	10,010	9,251
[5]	Beacon Point DC LLC	6.129%	11/30/2042	1,221	1,169
[5]	Beignet Investor LLC	6.581%	5/30/2049	1,226	1,186
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	2,000	1,352
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	2,800	2,427
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/2051	2,206	1,297
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/2062	1,010	553
	Comcast Corp.	6.450%	3/15/2037	3,000	3,092
	Comcast Corp.	4.600%	10/15/2038	3,765	3,275
	Comcast Corp.	3.250%	11/1/2039	5,540	4,027
	Comcast Corp.	3.750%	4/1/2040	4,336	3,331
	Comcast Corp.	4.500%	1/15/2043	1,272	972
	Comcast Corp.	4.750%	3/1/2044	5,045	4,066
	Comcast Corp.	4.000%	8/15/2047	6,600	4,514
2

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.969%	11/1/2047	43,952	29,718
	Comcast Corp.	3.999%	11/1/2049	21,819	14,565
	Comcast Corp.	3.450%	2/1/2050	20,838	12,586
	Comcast Corp.	2.887%	11/1/2051	50,363	26,646
	Comcast Corp.	4.049%	11/1/2052	3,866	2,558
	Comcast Corp.	2.937%	11/1/2056	86,869	43,841
	Comcast Corp.	4.950%	10/15/2058	1,546	1,154
	Comcast Corp.	2.650%	8/15/2062	3,256	1,464
	Comcast Corp.	2.987%	11/1/2063	44,037	21,336
	Comcast Corp.	5.500%	5/15/2064	2,420	1,939
[5]	Deutsche Telekom AG	3.625%	1/21/2050	3,330	2,287
[5]	HUT 8 DC LLC	6.192%	11/15/2042	30,289	29,397
	Meta Platforms Inc.	5.500%	11/15/2045	21,535	18,642
	Meta Platforms Inc.	6.200%	5/15/2046	14,106	13,256
	Meta Platforms Inc.	4.450%	8/15/2052	24,565	17,475
	Meta Platforms Inc.	5.600%	5/15/2053	20,683	17,295
	Meta Platforms Inc.	5.400%	8/15/2054	7,723	6,272
	Meta Platforms Inc.	5.625%	11/15/2055	36,596	30,637
	Meta Platforms Inc.	6.300%	5/15/2056	54,910	50,368
	Meta Platforms Inc.	5.750%	5/15/2063	8,415	6,967
	Meta Platforms Inc.	5.550%	8/15/2064	22,687	18,112
	Meta Platforms Inc.	5.750%	11/15/2065	30,067	24,802
	Meta Platforms Inc.	6.450%	5/15/2066	57,017	52,194
	NBCUniversal Media LLC	5.950%	4/1/2041	3,000	3,085
[3,5]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	28,030	27,077
[5]	Sopaipilla Investor LLC	7.534%	11/30/2048	11,580	12,002
[5]	Space Exploration Technologies Corp.	6.650%	7/15/2056	4,685	4,120
	Time Warner Cable LLC	7.300%	7/1/2038	1,464	1,448
	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	2,000	1,533
	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	5,900	3,852
	Vodafone Group plc	5.625%	2/10/2053	3,366	2,970
	Vodafone Group plc	5.750%	6/28/2054	2,140	1,927
	Vodafone Group plc	5.875%	6/28/2064	2,420	2,153
	Walt Disney Co.	6.650%	11/15/2037	2,924	3,198
	Walt Disney Co.	3.500%	5/13/2040	21,825	17,367
	Walt Disney Co.	4.750%	9/15/2044	12,772	11,012
	Walt Disney Co.	2.750%	9/1/2049	32,589	19,260
	Walt Disney Co.	3.600%	1/13/2051	3,081	2,132
					702,197
Consumer Discretionary (5.2%)
	Amazon.com Inc.	5.650%	3/13/2046	12,106	11,309
	Amazon.com Inc.	6.000%	7/9/2046	46,011	44,749
	Amazon.com Inc.	4.050%	8/22/2047	21,758	16,167
	Amazon.com Inc.	2.500%	6/3/2050	21,411	11,476
	Amazon.com Inc.	3.100%	5/12/2051	12,953	7,819
	Amazon.com Inc.	5.450%	11/20/2055	12,230	10,733
	Amazon.com Inc.	5.800%	3/13/2056	27,869	25,664
[6]	Amazon.com Inc.	5.000%	6/12/2056	8,316	5,589
	Amazon.com Inc.	6.100%	7/9/2056	8,490	8,144
	Amazon.com Inc.	4.250%	8/22/2057	12,999	9,376
	Amazon.com Inc.	2.700%	6/3/2060	14,038	7,048
	Amazon.com Inc.	5.550%	11/20/2065	39,350	34,006
	Amazon.com Inc.	5.950%	3/13/2066	25,047	23,008
	Amazon.com Inc.	6.250%	7/9/2066	2,000	1,915
	Amazon.com Inc.	6.050%	3/13/2076	35,245	32,588
[3]	American University	3.672%	4/1/2049	2,854	2,051
	Brown University	2.924%	9/1/2050	1,668	1,051
	California Institute of Technology	3.650%	9/1/2119	4,370	2,629
	Case Western Reserve University	5.405%	6/1/2122	1,997	1,748
[3]	Duke University	2.682%	10/1/2044	3,254	2,332
[3]	Duke University	2.832%	10/1/2055	1,051	626
[5]	ERAC USA Finance LLC	5.250%	4/30/2036	10,780	10,544
[5]	ERAC USA Finance LLC	7.000%	10/15/2037	7,998	8,857
	Ford Foundation	2.415%	6/1/2050	13,985	7,951
	Ford Foundation	2.815%	6/1/2070	2,055	1,092
	General Motors Co.	5.950%	4/1/2049	2,380	2,204
	George Washington University	4.300%	9/15/2044	2,910	2,374
	Georgetown University	2.943%	4/1/2050	5,127	3,181
	Home Depot Inc.	5.875%	12/16/2036	2,595	2,695
3

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.300%	4/15/2040	12,060	9,395
	Home Depot Inc.	5.400%	9/15/2040	1,019	996
	Home Depot Inc.	5.950%	4/1/2041	9,203	9,448
	Home Depot Inc.	4.875%	2/15/2044	31,510	27,887
	Home Depot Inc.	4.400%	3/15/2045	2,088	1,718
	Home Depot Inc.	4.250%	4/1/2046	17,084	13,643
	Home Depot Inc.	3.900%	6/15/2047	20,013	15,015
	Home Depot Inc.	4.500%	12/6/2048	2,444	1,988
	Home Depot Inc.	3.125%	12/15/2049	1,622	1,034
	Home Depot Inc.	3.350%	4/15/2050	4,030	2,678
	Home Depot Inc.	2.375%	3/15/2051	10,586	5,669
	Home Depot Inc.	2.750%	9/15/2051	17,840	10,321
	Home Depot Inc.	3.625%	4/15/2052	3,302	2,270
	Home Depot Inc.	4.950%	9/15/2052	3,142	2,696
	Home Depot Inc.	5.300%	6/25/2054	3,869	3,483
	Home Depot Inc.	3.500%	9/15/2056	957	626
	Home Depot Inc.	5.400%	6/25/2064	6,183	5,554
[3]	Johns Hopkins University	2.813%	1/1/2060	2,096	1,159
	Leland Stanford Junior University	2.413%	6/1/2050	1,668	944
	Lowe's Cos. Inc.	2.800%	9/15/2041	4,350	3,004
	Lowe's Cos. Inc.	5.625%	4/15/2053	3,500	3,208
	Marriott International Inc.	5.100%	5/1/2038	10,280	9,641
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	8,178	7,344
	Massachusetts Institute of Technology	2.989%	7/1/2050	1,668	1,072
	Massachusetts Institute of Technology	3.067%	4/1/2052	1,668	1,069
	Massachusetts Institute of Technology	5.600%	7/1/2111	2,019	1,881
	Massachusetts Institute of Technology	4.678%	7/1/2114	1,373	1,068
[3]	Northeastern University	2.894%	10/1/2050	10,156	6,403
	President & Fellows of Harvard College	4.875%	10/15/2040	860	826
	President & Fellows of Harvard College	3.150%	7/15/2046	51	36
	President & Fellows of Harvard College	3.745%	11/15/2052	14,472	10,515
	Rockefeller Foundation	2.492%	10/1/2050	27,966	16,155
	Thomas Jefferson University	3.847%	11/1/2057	1,052	720
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	1,250	747
[3]	University of Chicago	2.761%	4/1/2045	3,446	2,671
[3]	University of Chicago	2.547%	4/1/2050	1,944	1,223
[3]	University of Southern California	3.028%	10/1/2039	2,603	2,085
	University of Southern California	4.976%	10/1/2053	2,254	1,983
	Washington University	3.524%	4/15/2054	2,420	1,684
	Washington University	4.349%	4/15/2122	1,830	1,308
[5]	WK Kellogg Foundation Trust	2.443%	10/1/2050	22,212	12,854
	Yale University	2.402%	4/15/2050	9,795	5,608
					508,555
Consumer Staples (4.3%)
	Altria Group Inc.	4.450%	5/6/2050	1,130	850
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	132,892	116,201
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	6,171	6,120
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,971	8,181
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	7,277	5,868
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	45,719	43,103
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	4,010	3,886
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	7,250	5,942
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	7,935	4,581
	BAT Capital Corp.	4.390%	8/15/2037	1,375	1,229
	BAT Capital Corp.	3.734%	9/25/2040	2,000	1,582
	BAT Capital Corp.	7.079%	8/2/2043	1,898	2,046
	BAT Capital Corp.	4.540%	8/15/2047	2,521	1,995
	BAT Capital Corp.	4.758%	9/6/2049	3,617	2,910
	BAT Capital Corp.	5.650%	3/16/2052	415	375
	BAT Capital Corp.	7.081%	8/2/2053	1,913	2,070
[5]	Cargill Inc.	5.375%	10/23/2055	8,820	8,028
	Coca-Cola Co.	2.600%	6/1/2050	12,738	7,433
	Coca-Cola Co.	3.000%	3/5/2051	27,703	17,404
	Coca-Cola Co.	2.500%	3/15/2051	13,233	7,463
[5]	Imperial Brands Finance plc	6.375%	7/1/2055	1,740	1,689
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	7.250%	11/15/2053	2,300	2,410
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	2/25/2055	3,345	3,177
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	4/15/2066	13,610	12,667
	Kenvue Inc.	5.100%	3/22/2043	7,326	6,707
4

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.050%	3/22/2053	7,890	6,844
	Kraft Heinz Foods Co.	4.375%	6/1/2046	2,076	1,596
	Kroger Co.	5.500%	9/15/2054	2	2
[5]	Mars Inc.	5.650%	5/1/2045	42,242	40,340
[5]	Mars Inc.	5.700%	5/1/2055	20,332	19,208
[5]	Mars Inc.	5.800%	5/1/2065	7,307	6,911
[5]	Nestle Holdings Inc.	4.000%	9/24/2048	7,910	6,069
	PepsiCo Inc.	2.750%	10/21/2051	4,941	2,917
	PepsiCo Inc.	4.650%	2/15/2053	10,518	8,803
	Philip Morris International Inc.	6.375%	5/16/2038	5,950	6,349
	Philip Morris International Inc.	4.375%	11/15/2041	5,149	4,379
	Philip Morris International Inc.	3.875%	8/21/2042	7,050	5,551
	Philip Morris International Inc.	4.125%	3/4/2043	24,576	19,858
	Philip Morris International Inc.	4.875%	11/15/2043	9,967	8,766
	Philip Morris International Inc.	4.250%	11/10/2044	4,376	3,539
	Reynolds American Inc.	6.150%	9/15/2043	3,000	2,952
					418,001
Energy (6.1%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.850%	6/15/2056	9,830	9,290
	BP Capital Markets America Inc.	3.060%	6/17/2041	16,334	11,931
	BP Capital Markets America Inc.	3.000%	2/24/2050	15,538	9,615
	BP Capital Markets America Inc.	2.772%	11/10/2050	22,243	13,050
	BP Capital Markets America Inc.	2.939%	6/4/2051	17,687	10,686
	BP Capital Markets America Inc.	3.001%	3/17/2052	7,463	4,540
	BP Capital Markets America Inc.	3.379%	2/8/2061	9,463	5,788
[5]	Cheniere Energy Partners LP	6.050%	11/30/2056	3,280	3,146
	ConocoPhillips Co.	3.758%	3/15/2042	1,794	1,399
	ConocoPhillips Co.	4.300%	11/15/2044	1,572	1,274
	ConocoPhillips Co.	5.950%	3/15/2046	1,052	1,041
	ConocoPhillips Co.	3.800%	3/15/2052	27,707	19,407
	ConocoPhillips Co.	5.300%	5/15/2053	4,453	3,948
	ConocoPhillips Co.	5.550%	3/15/2054	4,172	3,844
	ConocoPhillips Co.	4.025%	3/15/2062	25,583	17,641
	ConocoPhillips Co.	5.700%	9/15/2063	10,295	9,485
[5]	DCP Midstream Operating LP	6.750%	9/15/2037	6,241	6,704
	Devon Energy Corp.	5.750%	9/15/2054	6,860	6,319
[5]	Devon Energy Corp.	5.900%	2/15/2055	4,590	4,291
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	1,930	1,896
	Energy Transfer LP	6.100%	2/15/2042	2,000	1,947
[5]	Eni SpA	6.000%	5/18/2056	24,630	23,231
	Enterprise Products Operating LLC	5.100%	2/15/2045	5,833	5,234
	Enterprise Products Operating LLC	4.900%	5/15/2046	3,568	3,086
	Enterprise Products Operating LLC	4.250%	2/15/2048	7,180	5,630
	Enterprise Products Operating LLC	4.800%	2/1/2049	8,455	7,128
	Enterprise Products Operating LLC	4.200%	1/31/2050	32,406	24,914
	Enterprise Products Operating LLC	3.700%	1/31/2051	2,424	1,699
	Enterprise Products Operating LLC	3.200%	2/15/2052	4,214	2,650
	Enterprise Products Operating LLC	3.300%	2/15/2053	1,898	1,208
	Enterprise Products Operating LLC	4.950%	10/15/2054	1,586	1,343
	Enterprise Products Operating LLC	3.950%	1/31/2060	13,368	9,275
	EOG Resources Inc.	4.950%	4/15/2050	17,114	14,580
	EOG Resources Inc.	5.650%	12/1/2054	8,120	7,586
	Equinor ASA	3.625%	4/6/2040	14,333	11,590
	Equinor ASA	3.950%	5/15/2043	19,120	15,178
	Equinor ASA	3.250%	11/18/2049	12,487	8,225
	Exxon Mobil Corp.	4.227%	3/19/2040	5,384	4,726
	Exxon Mobil Corp.	4.114%	3/1/2046	16,744	13,287
	Exxon Mobil Corp.	3.095%	8/16/2049	7,873	5,077
	Exxon Mobil Corp.	4.327%	3/19/2050	5,864	4,669
	Exxon Mobil Corp.	3.452%	4/15/2051	3,680	2,499
	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	3,913	3,176
[5]	Green Palm Bidco Sarl	6.462%	6/30/2046	32,327	31,453
	Hess Corp.	5.600%	2/15/2041	5,205	5,122
	Hess Corp.	5.800%	4/1/2047	10,647	10,349
	Occidental Petroleum Corp.	6.050%	10/1/2054	3,910	3,775
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	3,950	3,889
[5]	Saudi Arabian Oil Co.	6.375%	6/2/2055	14,745	14,271
[5]	Saudi Arabian Oil Co.	6.000%	2/2/2056	3,170	2,901
	Schlumberger Investment SA	5.150%	5/7/2036	28,685	28,041
5

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell Finance US Inc.	6.375%	12/15/2038	4,243	4,516
	Shell Finance US Inc.	4.550%	8/12/2043	1,000	850
	Shell Finance US Inc.	4.375%	5/11/2045	29,948	24,457
	Shell Finance US Inc.	4.000%	5/10/2046	23,002	17,661
	Shell Finance US Inc.	3.750%	9/12/2046	48,265	35,694
	Shell Finance US Inc.	3.125%	11/7/2049	5,000	3,199
	Shell Finance US Inc.	3.000%	11/26/2051	3,500	2,158
	Shell International Finance BV	2.875%	11/26/2041	5,440	3,851
	Shell International Finance BV	3.625%	8/21/2042	1,257	964
	State Oil Co. of Azerbaijan Republic	6.570%	7/7/2056	3,800	3,767
	TotalEnergies Capital International SA	2.986%	6/29/2041	20,847	15,134
	TotalEnergies Capital International SA	3.461%	7/12/2049	514	349
	TotalEnergies Capital International SA	3.127%	5/29/2050	30,201	19,123
	TotalEnergies Capital SA	5.488%	4/5/2054	4,870	4,487
	TotalEnergies Capital SA	5.638%	4/5/2064	11,106	10,234
	TotalEnergies Capital SA	5.425%	9/10/2064	7,310	6,503
	TransCanada PipeLines Ltd.	6.375%	10/17/2056	1,230	1,230
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	13,070	12,219
					589,430
Financials (16.2%)
[5]	200 Park Funding Trust	5.740%	2/15/2055	8,177	7,685
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/2041	4,690	3,656
	Aflac Inc.	5.150%	5/14/2036	41,860	40,951
	Aflac Inc.	4.000%	10/15/2046	942	717
	Aflac Inc.	4.750%	1/15/2049	800	675
	American Express Co.	4.050%	12/3/2042	752	611
	Apollo Global Management Inc.	5.800%	5/21/2054	5,323	4,874
	Apollo Global Management Inc.	6.000%	12/15/2054	1,058	1,014
	Arch Capital Group Ltd.	5.950%	6/15/2056	10,802	10,410
	Athene Holding Ltd.	3.450%	5/15/2052	7,714	4,555
	Athene Holding Ltd.	6.250%	4/1/2054	3,422	3,056
	Athene Holding Ltd.	6.875%	6/28/2055	4,343	4,088
	Banco Santander SA	5.437%	4/15/2036	3,800	3,722
	Bank of America Corp.	6.110%	1/29/2037	3,957	4,075
	Bank of America Corp.	5.489%	4/23/2037	5,205	5,060
	Bank of America Corp.	4.244%	4/24/2038	26,281	23,435
	Bank of America Corp.	7.750%	5/14/2038	2,400	2,779
	Bank of America Corp.	4.078%	4/23/2040	5,532	4,713
	Bank of America Corp.	2.676%	6/19/2041	47,749	33,595
	Bank of America Corp.	5.875%	2/7/2042	7,136	7,175
	Bank of America Corp.	3.311%	4/22/2042	44,388	33,272
	Bank of America Corp.	5.000%	1/21/2044	2,686	2,431
	Bank of America Corp.	4.875%	4/1/2044	3,000	2,681
	Bank of America Corp.	4.443%	1/20/2048	3,722	3,023
	Bank of America Corp.	3.946%	1/23/2049	28,738	21,476
	Bank of America Corp.	4.330%	3/15/2050	13,316	10,493
	Bank of America Corp.	4.083%	3/20/2051	12,348	9,285
	Bank of America Corp.	2.831%	10/24/2051	2,108	1,253
	Bank of America Corp.	3.483%	3/13/2052	2,068	1,392
	Barclays plc	3.330%	11/24/2042	2,800	2,025
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	2,000	1,694
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	4,172	3,249
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	4,109	3,222
[5]	BPCE SA	5.773%	6/2/2037	7,130	6,990
[5]	BPCE SA	6.347%	1/13/2047	18,000	16,830
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	4,348	4,181
	Brookfield Finance Inc.	5.813%	3/3/2055	10,645	9,818
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,616	1,321
	Chubb INA Holdings LLC	4.350%	11/3/2045	7,463	6,126
	Citigroup Inc.	3.878%	1/24/2039	28,907	24,495
	Citigroup Inc.	8.125%	7/15/2039	2,000	2,440
	Citigroup Inc.	5.316%	3/26/2041	5,000	4,800
	Citigroup Inc.	5.875%	1/30/2042	3,694	3,685
	Citigroup Inc.	2.904%	11/3/2042	2,281	1,599
	Citigroup Inc.	4.650%	7/30/2045	5,125	4,331
	Citigroup Inc.	5.612%	3/4/2056	14,230	13,309
[5]	Credit Agricole SA	5.261%	1/12/2037	16,880	16,243
[5]	FMR LLC	6.450%	11/15/2039	11,936	12,607
[5]	Global Atlantic Fin Co.	6.750%	3/15/2054	2,944	2,710
6

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.425%	6/3/2037	9,700	9,477
	Goldman Sachs Group Inc.	4.017%	10/31/2038	39,974	34,045
	Goldman Sachs Group Inc.	4.411%	4/23/2039	23,952	21,014
	Goldman Sachs Group Inc.	6.250%	2/1/2041	8,492	8,733
	Goldman Sachs Group Inc.	5.387%	2/2/2041	3,992	3,780
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5,340	3,870
	Goldman Sachs Group Inc.	2.908%	7/21/2042	8,670	6,031
	Goldman Sachs Group Inc.	3.436%	2/24/2043	13,893	10,170
	Goldman Sachs Group Inc.	4.800%	7/8/2044	4,806	4,095
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,730	1,449
	Goldman Sachs Group Inc.	5.541%	1/21/2047	23,195	21,343
	Goldman Sachs Group Inc.	5.734%	1/28/2056	21,271	19,760
	Goldman Sachs Group Inc.	6.215%	7/21/2057	49,265	48,770
	HSBC Holdings plc	5.279%	3/10/2037	26,840	25,965
	HSBC Holdings plc	6.500%	9/15/2037	1,815	1,886
	HSBC Holdings plc	6.800%	6/1/2038	5,705	6,076
	HSBC Holdings plc	6.332%	3/9/2044	30,377	31,192
	Huntington Bancshares Inc.	5.605%	1/28/2041	1,570	1,505
	Intercontinental Exchange Inc.	3.000%	6/15/2050	20,904	12,928
	Intercontinental Exchange Inc.	4.950%	6/15/2052	10,526	9,020
	Intercontinental Exchange Inc.	3.000%	9/15/2060	2,357	1,309
	Intercontinental Exchange Inc.	5.200%	6/15/2062	27,049	23,104
[5]	Intesa Sanpaolo SpA	6.005%	6/29/2037	3,410	3,344
	JPMorgan Chase & Co.	5.148%	4/23/2037	8,300	8,057
	JPMorgan Chase & Co.	6.400%	5/15/2038	5,520	5,912
	JPMorgan Chase & Co.	3.882%	7/24/2038	28,032	24,152
	JPMorgan Chase & Co.	5.500%	10/15/2040	7,468	7,368
	JPMorgan Chase & Co.	3.109%	4/22/2041	3,900	2,926
	JPMorgan Chase & Co.	5.600%	7/15/2041	6,608	6,519
	JPMorgan Chase & Co.	5.803%	7/23/2041	2,975	2,940
	JPMorgan Chase & Co.	2.525%	11/19/2041	3,910	2,667
	JPMorgan Chase & Co.	5.400%	1/6/2042	2,902	2,791
	JPMorgan Chase & Co.	3.157%	4/22/2042	20,315	14,970
	JPMorgan Chase & Co.	5.625%	8/16/2043	3,000	2,912
	JPMorgan Chase & Co.	4.950%	6/1/2045	3,000	2,632
	JPMorgan Chase & Co.	5.534%	11/29/2045	35,171	33,482
	JPMorgan Chase & Co.	4.260%	2/22/2048	16,438	12,978
	JPMorgan Chase & Co.	4.032%	7/24/2048	3,272	2,494
	JPMorgan Chase & Co.	3.964%	11/15/2048	78,384	59,001
	JPMorgan Chase & Co.	3.897%	1/23/2049	6,392	4,751
	JPMorgan Chase & Co.	3.109%	4/22/2051	15,567	9,845
	JPMorgan Chase & Co.	3.328%	4/22/2052	13,179	8,649
[5]	LSEG Finance plc	3.200%	4/6/2041	17,274	12,779
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	1,268	978
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	2,500	2,123
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	734	436
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	1,586	1,604
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	2,002	1,819
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	1,278	1,201
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	2,452	2,227
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	9,340	8,406
	MetLife Inc.	5.875%	2/6/2041	2,500	2,512
	MetLife Inc.	4.125%	8/13/2042	20,180	16,358
	MetLife Inc.	4.875%	11/13/2043	2,044	1,808
	MetLife Inc.	4.600%	5/13/2046	1,586	1,326
	MetLife Inc.	6.350%	3/15/2055	3,419	3,467
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	4,200	3,474
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	15,025	14,585
[5]	Mizuho Bank Ltd.	5.772%	4/16/2046	7,860	7,554
	Mizuho Financial Group Inc.	5.824%	7/13/2047	7,120	6,825
	Morgan Stanley	5.296%	4/10/2037	34,780	33,777
	Morgan Stanley	5.605%	7/17/2037	2,230	2,217
[7]	Morgan Stanley	3.971%	7/22/2038	54,941	46,893
	Morgan Stanley	4.457%	4/22/2039	5,169	4,608
	Morgan Stanley	3.217%	4/22/2042	23,585	17,347
	Morgan Stanley	6.375%	7/24/2042	4,373	4,563
	Morgan Stanley	4.300%	1/27/2045	15,323	12,356
	Morgan Stanley	4.375%	1/22/2047	9,167	7,328
	Morgan Stanley	5.900%	3/13/2047	5,050	4,891
	Morgan Stanley	2.802%	1/25/2052	5,586	3,275
7

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.516%	11/19/2055	15,281	13,993
	Nasdaq Inc.	6.100%	6/28/2063	7,090	6,880
[5]	New York Life Global Funding	5.200%	6/3/2036	46,125	45,052
[5]	Nippon Life Insurance Co.	6.500%	4/30/2055	1,291	1,330
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	6,668	4,845
[5]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	3,798	3,746
[5]	Northwestern Mutual Life Insurance Co.	6.050%	6/30/2056	8,510	8,275
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	13,930	8,874
[5]	Omnis Funding Trust	6.722%	5/15/2055	1,526	1,526
	PayPal Holdings Inc.	5.050%	6/1/2052	3,250	2,751
	Progressive Corp.	4.125%	4/15/2047	1,894	1,469
	Progressive Corp.	4.200%	3/15/2048	2,472	1,933
	Progressive Corp.	3.950%	3/26/2050	1,000	741
	Progressive Corp.	3.700%	3/15/2052	700	489
	Prudential Financial Inc.	3.000%	3/10/2040	1,051	780
	Prudential Financial Inc.	4.600%	5/15/2044	1,870	1,574
	Prudential Financial Inc.	3.905%	12/7/2047	2,012	1,473
	Prudential Financial Inc.	4.418%	3/27/2048	421	334
	Prudential Financial Inc.	3.935%	12/7/2049	2,228	1,613
	Prudential Financial Inc.	4.350%	2/25/2050	2,226	1,731
	Prudential Financial Inc.	3.700%	3/13/2051	5,438	3,767
	Raymond James Financial Inc.	5.650%	9/11/2055	4,348	4,025
	S&P Global Inc.	3.250%	12/1/2049	2,086	1,361
	S&P Global Inc.	3.700%	3/1/2052	21,394	15,019
[5]	Societe Generale SA	5.400%	4/10/2037	8,000	7,654
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	3,000	2,900
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	7,705	7,229
	Sumitomo Mitsui Financial Group Inc.	5.754%	7/7/2047	14,125	13,514
[5]	Teachers Insurance & Annuity Association of America	3.300%	5/15/2050	12,040	7,661
[5]	Teachers Insurance & Annuity Association of America	6.050%	6/15/2056	5,200	5,031
	Travelers Cos. Inc.	4.600%	8/1/2043	1,236	1,063
	Travelers Cos. Inc.	4.000%	5/30/2047	2,760	2,106
	Travelers Cos. Inc.	3.050%	6/8/2051	1,000	621
	Travelers Cos. Inc.	5.450%	5/25/2053	4,088	3,757
	UBS AG	4.500%	6/26/2048	2,400	1,975
[5]	UBS Group AG	5.010%	3/23/2037	31,655	30,086
	UBS Group AG	4.875%	5/15/2045	11,600	10,062
[5]	UBS Group AG	5.379%	9/6/2045	5,790	5,307
[5]	UBS Group AG	5.528%	5/6/2047	3,682	3,412
	Visa Inc.	4.300%	12/14/2045	11,473	9,456
	Visa Inc.	3.650%	9/15/2047	2,365	1,742
	Wells Fargo & Co.	3.068%	4/30/2041	11,531	8,514
	Wells Fargo & Co.	5.375%	11/2/2043	4,030	3,661
	Wells Fargo & Co.	5.606%	1/15/2044	33,964	31,553
	Wells Fargo & Co.	4.650%	11/4/2044	7,332	5,992
	Wells Fargo & Co.	3.900%	5/1/2045	8,414	6,374
	Wells Fargo & Co.	4.900%	11/17/2045	6,221	5,223
	Wells Fargo & Co.	4.400%	6/14/2046	14,069	10,988
	Wells Fargo & Co.	4.750%	12/7/2046	4,505	3,675
	Wells Fargo & Co.	5.433%	1/23/2047	9,837	9,056
	Wells Fargo & Co.	5.013%	4/4/2051	69,912	59,990
	Wells Fargo & Co.	4.611%	4/25/2053	27,374	21,955
	Wells Fargo Bank NA	5.850%	2/1/2037	2,000	2,021
	Wells Fargo Bank NA	6.600%	1/15/2038	3,000	3,198
	Westpac Banking Corp.	2.963%	11/16/2040	2,211	1,588
	Westpac Banking Corp.	3.133%	11/18/2041	4,318	3,097
[5]	Wynnton Funding Trust II	5.991%	8/15/2055	4,345	4,159
					1,572,677
Health Care (12.6%)
	Abbott Laboratories	4.900%	11/30/2046	11,350	10,019
	Abbott Laboratories	5.500%	3/15/2056	15,940	14,861
	Abbott Laboratories	5.600%	3/15/2066	6,795	6,312
	AbbVie Inc.	4.050%	11/21/2039	7,635	6,525
	AbbVie Inc.	4.400%	11/6/2042	6,217	5,263
	AbbVie Inc.	5.350%	3/15/2044	5,716	5,371
	AbbVie Inc.	4.850%	6/15/2044	21,922	19,258
	AbbVie Inc.	4.700%	5/14/2045	16,274	13,935
	AbbVie Inc.	4.450%	5/14/2046	6,471	5,313
	AbbVie Inc.	4.875%	11/14/2048	3,217	2,762
8

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.250%	11/21/2049	71,878	55,952
	AbbVie Inc.	5.400%	3/15/2054	5,879	5,382
	AbbVie Inc.	5.550%	3/15/2056	13,112	12,237
	AbbVie Inc.	5.500%	3/15/2064	5,719	5,199
	AbbVie Inc.	5.650%	3/15/2066	17,939	16,685
	AdventHealth Obligated Group	2.795%	11/15/2051	3,171	1,874
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	5,453	4,326
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	1,586	1,084
	Aetna Inc.	4.750%	3/15/2044	1,741	1,445
[3]	Allina Health System	3.887%	4/15/2049	3,607	2,655
	Amgen Inc.	4.950%	10/1/2041	2,415	2,201
	Amgen Inc.	5.650%	6/15/2042	3,000	2,912
	Amgen Inc.	5.600%	3/2/2043	4,901	4,698
	Amgen Inc.	5.650%	2/19/2056	2,860	2,669
	AstraZeneca plc	4.375%	8/17/2048	12,000	9,852
	AstraZeneca plc	3.000%	5/28/2051	8,324	5,265
	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	2,337	1,257
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	1,503	1,025
	Baylor Scott & White Holdings	2.839%	11/15/2050	7,343	4,449
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	1,950	1,205
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	6,251	5,421
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	3,386	2,697
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	777	635
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	56,510	43,713
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	6,436	3,577
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	10,460	7,265
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	23,696	16,164
	Cencora Inc.	5.650%	2/13/2056	4,685	4,408
	Children's Health System of Texas	2.511%	8/15/2050	2,757	1,554
	Children's Hospital of Philadelphia	2.704%	7/1/2050	1,353	807
	City of Hope	5.623%	11/15/2043	1,955	1,853
	City of Hope	4.378%	8/15/2048	1,753	1,376
	CommonSpirit Health	4.187%	10/1/2049	8,497	6,372
	CommonSpirit Health	5.662%	9/1/2055	4,350	4,007
	CVS Health Corp.	5.050%	3/25/2048	5,830	4,928
	Dignity Health	4.500%	11/1/2042	1,052	882
	Dignity Health	5.267%	11/1/2064	765	658
	Elevance Health Inc.	5.650%	6/15/2054	3,510	3,210
	Elevance Health Inc.	5.700%	2/15/2055	3,580	3,301
	Eli Lilly & Co.	3.875%	3/15/2039	100	84
	Eli Lilly & Co.	5.000%	2/9/2054	4,027	3,520
	Eli Lilly & Co.	5.050%	8/14/2054	23,441	20,617
	Eli Lilly & Co.	5.500%	2/12/2055	7,860	7,391
	Eli Lilly & Co.	5.600%	5/20/2056	38,050	36,260
	Eli Lilly & Co.	4.950%	2/27/2063	7,011	5,890
	Eli Lilly & Co.	5.100%	2/9/2064	10,206	8,804
	Eli Lilly & Co.	5.600%	2/12/2065	27,927	26,128
	Eli Lilly & Co.	5.650%	10/15/2065	5,415	5,122
	Eli Lilly & Co.	5.700%	5/20/2066	13,310	12,640
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	3,000	3,046
	Gilead Sciences Inc.	4.800%	4/1/2044	8,700	7,607
	Gilead Sciences Inc.	5.550%	10/15/2053	12,160	11,415
	Gilead Sciences Inc.	5.500%	11/15/2054	15,800	14,710
	Gilead Sciences Inc.	5.600%	11/15/2064	4,335	4,017
	Hackensack Meridian Health Inc.	2.875%	9/1/2050	1,378	833
	HCA Inc.	5.700%	11/15/2055	9,705	8,734
	Iowa Health System	3.665%	2/15/2050	2,610	1,859
	Johnson & Johnson	3.750%	3/3/2047	19,221	14,590
	Kaiser Foundation Hospitals	4.150%	5/1/2047	4,943	3,899
	Kaiser Foundation Hospitals	3.266%	11/1/2049	205	136
	Kaiser Foundation Hospitals	3.002%	6/1/2051	24,969	15,482
	Mayo Clinic	3.196%	11/15/2061	7,496	4,540
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	2,000	1,527
	Merck & Co. Inc.	3.900%	3/7/2039	4,400	3,762
	Merck & Co. Inc.	4.150%	5/18/2043	428	349
	Merck & Co. Inc.	4.900%	5/17/2044	12,077	10,692
	Merck & Co. Inc.	3.700%	2/10/2045	39,123	29,378
	Merck & Co. Inc.	5.500%	3/15/2046	13,140	12,415
	Merck & Co. Inc.	5.750%	5/22/2046	10,060	9,781
	Merck & Co. Inc.	2.750%	12/10/2051	8,864	5,137
9

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	5.700%	9/15/2055	25,030	23,858
	Merck & Co. Inc.	5.550%	12/4/2055	22,625	21,107
	Merck & Co. Inc.	5.850%	5/22/2056	6,225	6,065
	Merck & Co. Inc.	2.900%	12/10/2061	2,320	1,256
	Merck & Co. Inc.	5.150%	5/17/2063	1,504	1,293
	Merck & Co. Inc.	5.700%	12/4/2065	10,685	10,005
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	1,000	709
	MyMichigan Health	3.409%	6/1/2050	5,000	3,364
	New York & Presbyterian Hospital	4.063%	8/1/2056	3,941	2,925
	Northwell Healthcare Inc.	4.800%	11/1/2042	1,052	898
	Northwell Healthcare Inc.	3.979%	11/1/2046	1,954	1,486
	Northwell Healthcare Inc.	4.260%	11/1/2047	1,042	812
	Northwell Healthcare Inc.	3.809%	11/1/2049	2,322	1,654
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	3,757	2,198
	Novant Health Inc.	3.168%	11/1/2051	5,757	3,620
	Novartis Capital Corp.	4.400%	5/6/2044	18,519	15,611
	Novartis Capital Corp.	5.600%	3/18/2046	9,375	9,067
	Novartis Capital Corp.	4.700%	9/18/2054	4,580	3,822
	Novartis Capital Corp.	5.700%	3/18/2056	12,430	12,024
	NYU Langone Hospitals	4.784%	7/1/2044	1,954	1,725
[3]	Orlando Health Obligated Group	3.327%	10/1/2050	1,461	986
	PeaceHealth Obligated Group	4.787%	11/15/2048	1,564	1,316
	Pfizer Inc.	4.100%	9/15/2038	9,341	8,241
	Pfizer Inc.	3.900%	3/15/2039	19,485	16,539
	Pfizer Inc.	7.200%	3/15/2039	18,405	21,046
	Pfizer Inc.	2.550%	5/28/2040	5,274	3,707
	Pfizer Inc.	4.300%	6/15/2043	3,059	2,529
	Pfizer Inc.	4.400%	5/15/2044	4,087	3,432
	Pfizer Inc.	4.125%	12/15/2046	3,867	3,033
	Pfizer Inc.	4.200%	9/15/2048	2,552	1,984
	Pfizer Inc.	5.600%	11/15/2055	2,110	2,002
	Pfizer Inc.	5.700%	11/15/2065	1,485	1,381
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	55,116	50,311
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	31,885	28,607
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	23,083	20,155
	Piedmont Healthcare Inc.	2.719%	1/1/2042	2,171	1,495
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	50	38
[5]	Roche Holdings Inc.	2.607%	12/13/2051	11,466	6,547
[5]	Roche Holdings Inc.	5.218%	3/8/2054	4,519	4,106
	Stanford Health Care	3.027%	8/15/2051	6,638	4,133
	Sutter Health	3.161%	8/15/2040	6,933	5,261
	Sutter Health	5.547%	8/15/2053	1,586	1,498
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	11,250	10,677
[3]	Trinity Health Corp.	3.434%	12/1/2048	1,101	794
	UnitedHealth Group Inc.	5.800%	3/15/2036	85	88
	UnitedHealth Group Inc.	3.500%	8/15/2039	5,569	4,463
	UnitedHealth Group Inc.	2.750%	5/15/2040	1,642	1,180
	UnitedHealth Group Inc.	5.950%	2/15/2041	8,946	9,068
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,141	12,544
	UnitedHealth Group Inc.	4.625%	11/15/2041	5,226	4,585
	UnitedHealth Group Inc.	4.375%	3/15/2042	15,189	12,789
	UnitedHealth Group Inc.	3.950%	10/15/2042	4,108	3,263
	UnitedHealth Group Inc.	5.500%	7/15/2044	20,486	19,335
	UnitedHealth Group Inc.	4.750%	7/15/2045	39,704	33,855
	UnitedHealth Group Inc.	4.250%	4/15/2047	12,179	9,533
	UnitedHealth Group Inc.	3.750%	10/15/2047	7,202	5,197
	UnitedHealth Group Inc.	4.250%	6/15/2048	22,943	17,816
	UnitedHealth Group Inc.	3.700%	8/15/2049	18,322	12,867
	UnitedHealth Group Inc.	2.900%	5/15/2050	3,214	1,950
	UnitedHealth Group Inc.	3.250%	5/15/2051	27,502	17,544
	UnitedHealth Group Inc.	4.750%	5/15/2052	9,297	7,640
	UnitedHealth Group Inc.	5.875%	2/15/2053	7,555	7,273
	UnitedHealth Group Inc.	5.375%	4/15/2054	8,506	7,622
	UnitedHealth Group Inc.	5.625%	7/15/2054	29,660	27,608
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,345	1,585
	UnitedHealth Group Inc.	4.950%	5/15/2062	4,000	3,250
	UnitedHealth Group Inc.	6.050%	2/15/2063	3,594	3,486
	UnitedHealth Group Inc.	5.200%	4/15/2063	10,445	8,863
	UnitedHealth Group Inc.	5.500%	4/15/2064	17,732	15,752
[5]	VSP Optical Group Inc.	5.650%	6/1/2036	2,845	2,820
10

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyeth LLC	5.950%	4/1/2037	7,065	7,341
	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	1,378	771
					1,218,589
Industrials (6.1%)
	American Airlines 2026-1 Class A Pass Through Trust	5.250%	11/10/2038	8,434	8,190
[8]	American Airlines 2026-2 Class A Pass Through Trust	5.700%	2/20/2039	4,772	4,775
	Amphenol Corp.	5.300%	11/15/2055	16,122	14,545
[5]	BAE Systems plc	5.500%	3/26/2054	13,963	13,171
	Boeing Co.	3.900%	5/1/2049	2,175	1,548
	Boeing Co.	5.805%	5/1/2050	1,180	1,114
	Boeing Co.	6.858%	5/1/2054	5,242	5,616
	Boeing Co.	5.930%	5/1/2060	2,000	1,864
	Boeing Co.	7.008%	5/1/2064	1,842	1,991
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	3,000	2,826
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	2,148	1,997
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	15,481	13,245
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	26,678	22,603
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	1,500	1,280
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	2,552	2,357
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	4,066	3,626
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	26,772	22,632
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	6,196	4,941
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	5,104	3,887
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	16,365	12,640
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	14,685	10,153
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	4,428	2,758
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	13,475	8,774
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	5,860	3,464
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	4,586	4,072
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	3,543	3,280
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	15,513	14,993
	Canadian National Railway Co.	3.650%	2/3/2048	14,129	10,195
	Canadian Pacific Railway Co.	5.500%	3/15/2056	4,770	4,394
	Caterpillar Inc.	3.803%	8/15/2042	17,467	13,966
	CSX Corp.	4.750%	5/30/2042	5,071	4,505
	CSX Corp.	3.800%	11/1/2046	4,214	3,131
	CSX Corp.	3.350%	9/15/2049	31,280	20,915
	CSX Corp.	3.800%	4/15/2050	1,167	846
	CSX Corp.	4.500%	11/15/2052	6,000	4,819
	CSX Corp.	4.900%	3/15/2055	5,000	4,262
[5]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	2,970	2,833
[5]	Honeywell Aerospace Inc.	5.622%	3/16/2046	21,679	20,630
[5]	Honeywell Aerospace Inc.	5.732%	3/16/2056	19,567	18,604
[5]	Honeywell Aerospace Inc.	5.852%	3/16/2066	13,805	13,123
	Lockheed Martin Corp.	3.800%	3/1/2045	8,646	6,590
	Lockheed Martin Corp.	2.800%	6/15/2050	28,396	16,971
	Lockheed Martin Corp.	4.090%	9/15/2052	24,031	18,007
	Lockheed Martin Corp.	4.150%	6/15/2053	26,008	19,635
	Lockheed Martin Corp.	4.300%	6/15/2062	5,168	3,827
	Lockheed Martin Corp.	5.200%	2/15/2064	7,032	6,120
	Norfolk Southern Corp.	2.900%	8/25/2051	12,800	7,603
	Northrop Grumman Corp.	5.050%	11/15/2040	8,184	7,689
	Northrop Grumman Corp.	4.030%	10/15/2047	8,875	6,740
	Northrop Grumman Corp.	5.250%	5/1/2050	700	627
	Northrop Grumman Corp.	4.950%	3/15/2053	3,142	2,681
	Northrop Grumman Corp.	5.200%	6/1/2054	31,152	27,591
	RTX Corp.	6.125%	7/15/2038	164	173
	RTX Corp.	5.700%	4/15/2040	1,000	1,004
	RTX Corp.	4.875%	10/15/2040	5,477	5,068
	RTX Corp.	4.500%	6/1/2042	2,250	1,939
	RTX Corp.	5.375%	2/27/2053	6,100	5,575
	RTX Corp.	6.400%	3/15/2054	2,550	2,665
	Union Pacific Corp.	3.200%	5/20/2041	14,135	10,677
	Union Pacific Corp.	3.375%	2/14/2042	25,755	19,498
	Union Pacific Corp.	3.500%	2/14/2053	20,845	13,959
	Union Pacific Corp.	5.600%	12/1/2054	17,048	16,132
	Union Pacific Corp.	3.550%	5/20/2061	7,729	4,925
	Union Pacific Corp.	5.150%	1/20/2063	17,912	15,532
	Union Pacific Corp.	3.850%	2/14/2072	8,674	5,753
11

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	3.625%	10/1/2042	196	150
	United Parcel Service Inc.	4.250%	3/15/2049	8,615	6,667
	United Parcel Service Inc.	3.400%	9/1/2049	4,650	3,105
	United Parcel Service Inc.	5.500%	5/22/2054	16,858	15,489
	United Parcel Service Inc.	5.950%	5/14/2055	2,175	2,127
	United Parcel Service Inc.	6.050%	5/14/2065	3,495	3,414
	Waste Management Inc.	5.350%	10/15/2054	14,910	13,731
					586,229
Materials (1.2%)
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	15,062	12,522
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	17,212	15,599
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	4,014	3,772
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	8,170	7,891
	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	2,410	2,481
	CRH America Finance Inc.	5.600%	2/9/2056	10,000	9,291
	Dow Chemical Co.	5.600%	2/15/2054	930	798
	Dow Chemical Co.	5.950%	3/15/2055	1,172	1,058
[5]	Glencore Funding LLC	6.141%	4/1/2055	16,815	16,441
	Linde Inc.	3.550%	11/7/2042	1,807	1,382
	Linde Inc.	2.000%	8/10/2050	112	57
	Martin Marietta Materials Inc.	5.500%	12/1/2054	4	4
	Nucor Corp.	5.200%	8/1/2043	1,000	935
	Nucor Corp.	4.400%	5/1/2048	1,000	811
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	2,292	2,192
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	18,435	10,757
	Rio Tinto Finance USA plc	4.125%	8/21/2042	17,956	14,742
	Rio Tinto Finance USA plc	5.125%	3/9/2053	4,122	3,633
	Rio Tinto Finance USA plc	5.750%	3/14/2055	11,575	11,141
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,470	3,343
					118,850
Real Estate (0.5%)
	American Homes 4 Rent LP	3.375%	7/15/2051	2,045	1,310
	American Homes 4 Rent LP	4.300%	4/15/2052	2,500	1,876
	Essex Portfolio LP	4.500%	3/15/2048	1,828	1,452
[5]	Goodman US Finance Eight LLC	5.875%	4/28/2046	9,730	9,186
	Prologis LP	3.050%	3/1/2050	6,104	3,847
	Prologis LP	5.250%	6/15/2053	2,361	2,127
	Simon Property Group LP	6.750%	2/1/2040	1,152	1,262
	Simon Property Group LP	4.250%	10/1/2044	3,011	2,439
	Simon Property Group LP	4.250%	11/30/2046	3,000	2,375
	Simon Property Group LP	3.250%	9/13/2049	19,990	13,084
	Simon Property Group LP	3.800%	7/15/2050	1,686	1,209
	Simon Property Group LP	5.850%	3/8/2053	5,482	5,304
	Simon Property Group LP	6.650%	1/15/2054	4,231	4,527
					49,998
Technology (4.8%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	3,510	2,692
	Apple Inc.	3.850%	5/4/2043	28,227	22,416
	Apple Inc.	3.450%	2/9/2045	24,076	17,496
	Apple Inc.	4.250%	2/9/2047	20,116	16,132
	Apple Inc.	2.650%	2/8/2051	44,470	25,519
	Apple Inc.	2.700%	8/5/2051	31,387	18,124
	Applied Materials Inc.	5.100%	10/1/2035	95	93
	Broadcom Inc.	3.500%	2/15/2041	5,000	3,768
	Broadcom Inc.	5.700%	1/15/2056	18,749	16,753
	Cisco Systems Inc.	5.900%	2/15/2039	8,447	8,721
	Cisco Systems Inc.	5.500%	1/15/2040	25,212	24,941
	Cisco Systems Inc.	5.300%	2/26/2054	5,774	5,171
	Cisco Systems Inc.	5.500%	2/24/2055	6,070	5,616
	Cisco Systems Inc.	5.350%	2/26/2064	5,070	4,462
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	14,030	14,359
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	13,449	11,769
	Intel Corp.	2.800%	8/12/2041	4,971	3,320
	Intel Corp.	3.734%	12/8/2047	3,049	2,067
	Intel Corp.	3.250%	11/15/2049	5,675	3,462
	Intel Corp.	4.750%	3/25/2050	1,000	778
	Intel Corp.	3.050%	8/12/2051	3,465	2,019
	Intel Corp.	4.900%	8/5/2052	1,131	891
	Intel Corp.	5.700%	2/10/2053	3,195	2,836
12

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	6.125%	5/15/2056	16,977	15,909
Intel Corp.	3.100%	2/15/2060	4,340	2,289
International Business Machines Corp.	4.150%	5/15/2039	17,609	14,653
International Business Machines Corp.	4.000%	6/20/2042	4,654	3,581
International Business Machines Corp.	4.250%	5/15/2049	17,992	13,006
International Business Machines Corp.	3.430%	2/9/2052	6,594	4,053
International Business Machines Corp.	4.900%	7/27/2052	16,029	12,707
Intuit Inc.	5.500%	6/15/2036	12,366	12,088
KLA Corp.	5.000%	3/15/2049	1,326	1,145
KLA Corp.	4.950%	7/15/2052	3,998	3,412
Microsoft Corp.	2.525%	6/1/2050	63,869	35,811
Microsoft Corp.	2.921%	3/17/2052	22,468	13,432
Microsoft Corp.	2.675%	6/1/2060	3,300	1,699
NVIDIA Corp.	3.500%	4/1/2040	11,926	9,465
NVIDIA Corp.	5.550%	6/15/2046	9,930	9,165
NVIDIA Corp.	3.500%	4/1/2050	16,967	11,457
NVIDIA Corp.	5.625%	6/15/2056	11,978	10,836
NVIDIA Corp.	3.700%	4/1/2060	10,107	6,635
Oracle Corp.	6.550%	2/4/2046	1,118	992
Oracle Corp.	6.700%	2/4/2056	1,061	937
Oracle Corp.	6.850%	2/4/2066	450	395
QUALCOMM Inc.	4.500%	5/20/2052	4,916	3,816
QUALCOMM Inc.	6.000%	5/20/2053	2,390	2,310
Salesforce Inc.	2.700%	7/15/2041	5,402	3,540
Salesforce Inc.	6.400%	3/15/2046	3,220	3,098
Salesforce Inc.	2.900%	7/15/2051	2,302	1,263
Salesforce Inc.	6.550%	3/15/2056	38,416	36,687
ServiceNow Inc.	6.300%	5/15/2056	5,000	4,812
Synopsys Inc.	5.700%	4/1/2055	3,310	3,036
Texas Instruments Inc.	2.700%	9/15/2051	3,000	1,711
Texas Instruments Inc.	4.100%	8/16/2052	1,250	935
Texas Instruments Inc.	5.050%	5/18/2063	6,564	5,494
				463,774
Utilities (15.5%)
AEP Texas Inc.	5.850%	10/15/2055	3,100	2,881
AEP Transmission Co. LLC	3.750%	12/1/2047	21,097	15,229
AEP Transmission Co. LLC	3.650%	4/1/2050	138	96
AEP Transmission Co. LLC	4.500%	6/15/2052	2,412	1,913
AEP Transmission Co. LLC	5.400%	3/15/2053	1,190	1,081
Alabama Power Co.	6.000%	3/1/2039	5,617	5,767
Alabama Power Co.	5.500%	3/15/2041	11,733	11,394
Alabama Power Co.	5.200%	6/1/2041	7,214	6,791
Alabama Power Co.	3.850%	12/1/2042	1,076	842
Alabama Power Co.	3.750%	3/1/2045	17,644	13,150
Alabama Power Co.	3.450%	10/1/2049	554	373
Alabama Power Co.	3.125%	7/15/2051	2,906	1,815
Ameren Illinois Co.	4.500%	3/15/2049	7,578	6,107
Ameren Illinois Co.	2.900%	6/15/2051	3,172	1,913
Ameren Illinois Co.	5.900%	12/1/2052	2,763	2,702
Appalachian Power Co.	4.400%	5/15/2044	2,097	1,688
Appalachian Power Co.	3.700%	5/1/2050	3,760	2,580
Arizona Public Service Co.	5.900%	8/15/2055	13,145	12,536
Atmos Energy Corp.	4.150%	1/15/2043	1,521	1,244
Atmos Energy Corp.	4.125%	10/15/2044	2,150	1,730
Atmos Energy Corp.	3.375%	9/15/2049	6,281	4,205
Atmos Energy Corp.	5.000%	12/15/2054	13,225	11,366
Atmos Energy Corp.	5.450%	1/15/2056	5,425	4,979
Baltimore Gas & Electric Co.	6.350%	10/1/2036	1,176	1,244
Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,500	1,074
Baltimore Gas & Electric Co.	4.250%	9/15/2048	11,737	9,069
Baltimore Gas & Electric Co.	4.550%	6/1/2052	5,982	4,715
Berkshire Hathaway Energy Co.	6.125%	4/1/2036	42	44
Berkshire Hathaway Energy Co.	5.950%	5/15/2037	4,983	5,152
Berkshire Hathaway Energy Co.	5.150%	11/15/2043	15,638	14,189
Berkshire Hathaway Energy Co.	4.500%	2/1/2045	27,914	22,915
Berkshire Hathaway Energy Co.	3.800%	7/15/2048	112	80
Berkshire Hathaway Energy Co.	4.450%	1/15/2049	5,128	4,023
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	3,000	1,737
CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	5,334	3,254
13

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	2,000	1,374
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	52	44
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,842	1,665
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	1,500	1,499
[5]	Chpe LLC	5.875%	6/29/2046	5,500	5,292
	CMS Energy Corp.	4.875%	3/1/2044	3,048	2,603
	Commonwealth Edison Co.	5.900%	3/15/2036	2,956	3,054
	Commonwealth Edison Co.	3.800%	10/1/2042	16,152	12,524
	Commonwealth Edison Co.	4.600%	8/15/2043	6,661	5,655
	Commonwealth Edison Co.	4.700%	1/15/2044	2,647	2,276
	Commonwealth Edison Co.	3.700%	3/1/2045	13,244	9,781
	Commonwealth Edison Co.	4.350%	11/15/2045	8,500	6,832
	Commonwealth Edison Co.	3.650%	6/15/2046	3,318	2,389
	Commonwealth Edison Co.	4.000%	3/1/2049	10,053	7,488
	Commonwealth Edison Co.	3.000%	3/1/2050	2,000	1,226
	Commonwealth Edison Co.	3.125%	3/15/2051	2,138	1,335
	Commonwealth Edison Co.	2.750%	9/1/2051	1,500	861
	Commonwealth Edison Co.	3.850%	3/15/2052	1,500	1,058
	Commonwealth Edison Co.	5.300%	2/1/2053	2,290	2,033
	Commonwealth Edison Co.	5.950%	6/1/2055	11,905	11,536
	Commonwealth Edison Co.	5.850%	6/1/2056	4,540	4,355
	Connecticut Light & Power Co.	6.350%	6/1/2036	956	1,008
	Connecticut Light & Power Co.	4.300%	4/15/2044	1,502	1,224
	Connecticut Light & Power Co.	4.150%	6/1/2045	12,588	9,957
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	1,818	1,999
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	6,987	6,838
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	861	855
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	5,145	4,200
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	9,516	7,430
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	40,131	33,164
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	86	70
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	7,086	5,230
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	1,068	781
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	7,477	6,088
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	1,086	816
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	28,643	17,911
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	13,716	13,133
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	15,755	14,734
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	2,555	2,394
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	14,830	14,113
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,041	795
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	8,330	4,586
	Constellation Energy Generation LLC	5.875%	1/15/2066	2,830	2,619
	Consumers Energy Co.	3.750%	2/15/2050	2,090	1,494
	Consumers Energy Co.	3.100%	8/15/2050	22,969	14,601
	Consumers Energy Co.	2.650%	8/15/2052	1,032	589
	Consumers Energy Co.	4.200%	9/1/2052	2,500	1,893
[8]	Consumers Energy Co.	6.100%	8/15/2056	5,930	5,913
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	23,810	23,431
	Dominion Energy Inc.	4.050%	9/15/2042	9	7
	Dominion Energy Inc.	4.850%	8/15/2052	1,500	1,229
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	3,000	2,898
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	2,340	1,994
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	3,093	3,148
	DTE Electric Co.	4.300%	7/1/2044	3,320	2,701
	DTE Electric Co.	3.700%	3/15/2045	2,921	2,175
	DTE Electric Co.	2.950%	3/1/2050	2,533	1,569
	DTE Electric Co.	3.250%	4/1/2051	2,000	1,293
	DTE Electric Co.	5.400%	4/1/2053	2,386	2,184
	DTE Electric Co.	5.850%	5/15/2055	4,190	4,037
	Duke Energy Carolinas LLC	5.300%	2/15/2040	6,888	6,641
	Duke Energy Carolinas LLC	4.250%	12/15/2041	7,251	6,087
	Duke Energy Carolinas LLC	4.000%	9/30/2042	32,230	25,738
	Duke Energy Carolinas LLC	3.750%	6/1/2045	2,429	1,796
	Duke Energy Carolinas LLC	3.875%	3/15/2046	2,086	1,557
	Duke Energy Carolinas LLC	3.700%	12/1/2047	1,586	1,135
	Duke Energy Carolinas LLC	3.200%	8/15/2049	957	616
	Duke Energy Carolinas LLC	3.450%	4/15/2051	8,745	5,823
	Duke Energy Carolinas LLC	3.550%	3/15/2052	2,600	1,748
	Duke Energy Carolinas LLC	5.750%	6/15/2056	11,860	11,233
14

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Duke Energy Corp.	6.100%	9/15/2053	2,462	2,379
Duke Energy Corp.	5.800%	6/15/2054	7,619	7,045
Duke Energy Florida LLC	6.350%	9/15/2037	766	813
Duke Energy Florida LLC	5.650%	4/1/2040	4,408	4,366
Duke Energy Florida LLC	3.850%	11/15/2042	1,466	1,144
Duke Energy Florida LLC	3.400%	10/1/2046	2,000	1,385
Duke Energy Florida LLC	4.200%	7/15/2048	3,036	2,334
Duke Energy Florida LLC	3.000%	12/15/2051	2,544	1,546
Duke Energy Florida LLC	6.200%	11/15/2053	2,580	2,602
Duke Energy Indiana LLC	6.120%	10/15/2035	1,012	1,052
Duke Energy Indiana LLC	6.350%	8/15/2038	783	833
Duke Energy Indiana LLC	6.450%	4/1/2039	1,324	1,423
Duke Energy Indiana LLC	4.200%	3/15/2042	9,468	7,687
Duke Energy Indiana LLC	4.900%	7/15/2043	22,691	20,084
Duke Energy Indiana LLC	3.250%	10/1/2049	2,595	1,679
Duke Energy Indiana LLC	2.750%	4/1/2050	10,163	5,947
Duke Energy Indiana LLC	5.400%	4/1/2053	8,960	8,044
Duke Energy Indiana LLC	5.900%	5/15/2055	5,510	5,307
Duke Energy Ohio Inc.	3.700%	6/15/2046	7,825	5,676
Duke Energy Ohio Inc.	4.300%	2/1/2049	1,036	799
Duke Energy Ohio Inc.	5.650%	4/1/2053	810	752
Duke Energy Progress LLC	4.100%	5/15/2042	2,250	1,820
Duke Energy Progress LLC	4.100%	3/15/2043	12,161	9,730
Duke Energy Progress LLC	4.150%	12/1/2044	13,597	10,735
Duke Energy Progress LLC	4.200%	8/15/2045	7,062	5,575
Duke Energy Progress LLC	3.600%	9/15/2047	2,086	1,467
Duke Energy Progress LLC	2.500%	8/15/2050	1,086	600
Duke Energy Progress LLC	2.900%	8/15/2051	22,042	13,067
Duke Energy Progress LLC	4.000%	4/1/2052	2,146	1,558
Duke Energy Progress LLC	5.550%	3/15/2055	9,134	8,434
Entergy Arkansas LLC	4.200%	4/1/2049	1,500	1,141
Entergy Arkansas LLC	2.650%	6/15/2051	2,808	1,576
Entergy Arkansas LLC	5.750%	6/1/2054	4,286	4,049
Entergy Corp.	3.750%	6/15/2050	3,500	2,427
Entergy Louisiana LLC	4.200%	9/1/2048	1,537	1,179
Entergy Louisiana LLC	4.200%	4/1/2050	1,500	1,135
Entergy Louisiana LLC	2.900%	3/15/2051	2,954	1,750
Entergy Louisiana LLC	5.650%	4/15/2056	9,380	8,710
Entergy Texas Inc.	5.000%	9/15/2052	421	355
Entergy Texas Inc.	5.800%	9/1/2053	980	930
Entergy Texas Inc.	5.550%	9/15/2054	3,788	3,461
Evergy Kansas Central Inc.	4.125%	3/1/2042	1,123	921
Evergy Kansas Central Inc.	4.625%	9/1/2043	1,243	1,041
Evergy Kansas Central Inc.	3.250%	9/1/2049	1,400	910
Evergy Kansas Central Inc.	3.450%	4/15/2050	500	336
Exelon Corp.	5.100%	6/15/2045	2,000	1,747
Exelon Corp.	4.450%	4/15/2046	484	384
Exelon Corp.	4.100%	3/15/2052	2,511	1,821
Exelon Corp.	5.600%	3/15/2053	288	262
Exelon Corp.	5.875%	3/15/2055	4,870	4,578
FirstEnergy Corp.	4.850%	7/15/2047	3,500	2,914
Florida Power & Light Co.	5.650%	2/1/2037	1,500	1,531
Florida Power & Light Co.	5.960%	4/1/2039	1,071	1,100
Florida Power & Light Co.	5.690%	3/1/2040	669	669
Florida Power & Light Co.	5.250%	2/1/2041	2,797	2,671
Florida Power & Light Co.	4.050%	6/1/2042	171	139
Florida Power & Light Co.	3.700%	12/1/2047	3,000	2,157
Florida Power & Light Co.	3.990%	3/1/2049	2,909	2,169
Florida Power & Light Co.	2.875%	12/4/2051	3,000	1,781
Florida Power & Light Co.	5.600%	2/15/2066	5,240	4,747
Florida Power & Light Co.	5.900%	6/1/2066	4,690	4,451
Georgia Power Co.	4.750%	9/1/2040	22,306	20,257
Georgia Power Co.	4.300%	3/15/2042	9,916	8,284
Georgia Power Co.	3.700%	1/30/2050	7,845	5,518
Georgia Power Co.	3.250%	3/15/2051	1,000	641
Georgia Power Co.	5.125%	5/15/2052	570	502
Idaho Power Co.	5.500%	3/15/2053	1,610	1,495
Indiana Michigan Power Co.	3.750%	7/1/2047	4,052	2,924
Indiana Michigan Power Co.	4.250%	8/15/2048	2,726	2,109
Indiana Michigan Power Co.	5.625%	4/1/2053	2,452	2,283
15

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Michigan Power Co.	5.600%	3/15/2056	8,985	8,281
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	5,479	4,983
	Kentucky Utilities Co.	5.125%	11/1/2040	5,190	4,830
	Kentucky Utilities Co.	4.375%	10/1/2045	6,959	5,627
	Kentucky Utilities Co.	3.300%	6/1/2050	2,002	1,295
	Kentucky Utilities Co.	5.850%	8/15/2055	4,340	4,153
	Louisville Gas & Electric Co.	5.850%	8/15/2055	4,340	4,154
[5]	Massachusetts Electric Co.	6.236%	7/20/2056	4,690	4,564
	MidAmerican Energy Co.	5.800%	10/15/2036	1,479	1,527
	MidAmerican Energy Co.	4.800%	9/15/2043	16,926	14,639
	MidAmerican Energy Co.	4.250%	5/1/2046	14,118	11,176
	MidAmerican Energy Co.	3.950%	8/1/2047	2,000	1,497
	MidAmerican Energy Co.	3.150%	4/15/2050	1,000	636
	MidAmerican Energy Co.	2.700%	8/1/2052	1,378	793
	MidAmerican Energy Co.	5.850%	9/15/2054	2,000	1,926
	MidAmerican Energy Co.	5.300%	2/1/2055	2,074	1,842
[5]	Narragansett Electric Co.	6.000%	5/15/2056	8,200	7,961
[5]	New England Power Co.	2.807%	10/6/2050	11,641	6,736
[5]	Niagara Mohawk Power Corp.	5.664%	1/17/2054	1,296	1,179
	NiSource Inc.	4.800%	2/15/2044	1,500	1,279
	NiSource Inc.	5.850%	4/1/2055	20,055	18,829
	Northern States Power Co.	6.200%	7/1/2037	1,954	2,067
	Northern States Power Co.	5.350%	11/1/2039	936	915
	Northern States Power Co.	3.400%	8/15/2042	4,000	2,977
	Northern States Power Co.	4.000%	8/15/2045	1	1
	Northern States Power Co.	3.600%	9/15/2047	86	62
	Northern States Power Co.	2.600%	6/1/2051	6,853	3,976
	Northern States Power Co.	3.200%	4/1/2052	3,000	1,963
	Northern States Power Co.	4.500%	6/1/2052	3,102	2,470
	Northern States Power Co.	5.400%	3/15/2054	2,012	1,830
	Northern States Power Co.	5.650%	6/15/2054	4,096	3,851
	NSTAR Electric Co.	3.100%	6/1/2051	1,000	630
	Oglethorpe Power Corp.	6.200%	12/1/2053	2,262	2,233
	Oglethorpe Power Corp.	5.800%	6/1/2054	2,745	2,557
	Ohio Power Co.	4.000%	6/1/2049	2,724	1,975
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,500	1,160
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	14,605	13,943
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	1,435	1,665
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,124	2,937
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	1,435	1,020
	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	274	171
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	2,195	1,523
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,500	840
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	10,785	9,113
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	14,260	13,114
	Pacific Gas & Electric Co.	4.950%	7/1/2050	22,172	17,882
	Pacific Gas & Electric Co.	6.000%	5/1/2056	9,610	8,854
	Pacific Gas & Electric Co.	6.300%	8/15/2056	7,850	7,527
	PECO Energy Co.	4.800%	10/15/2043	7,727	6,768
	PECO Energy Co.	4.150%	10/1/2044	452	358
	PECO Energy Co.	3.700%	9/15/2047	7,828	5,633
	PECO Energy Co.	3.900%	3/1/2048	2,850	2,098
	PECO Energy Co.	2.800%	6/15/2050	3,000	1,776
	PECO Energy Co.	3.050%	3/15/2051	3,180	1,957
	Potomac Electric Power Co.	6.500%	11/15/2037	1,171	1,254
	Potomac Electric Power Co.	7.900%	12/15/2038	143	173
	PPL Electric Utilities Corp.	6.450%	8/15/2037	3,877	4,144
	PPL Electric Utilities Corp.	6.250%	5/15/2039	8,624	9,102
	PPL Electric Utilities Corp.	5.200%	7/15/2041	1,195	1,123
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,671	1,333
	PPL Electric Utilities Corp.	3.950%	6/1/2047	9,319	7,007
	PPL Electric Utilities Corp.	4.150%	6/15/2048	86	66
	PPL Electric Utilities Corp.	5.250%	5/15/2053	2,282	2,036
	Public Service Co. of Colorado	6.250%	9/1/2037	1,016	1,065
	Public Service Co. of Colorado	3.600%	9/15/2042	6,413	4,816
	Public Service Co. of Colorado	4.300%	3/15/2044	2,864	2,330
	Public Service Co. of Colorado	3.800%	6/15/2047	2,387	1,739
	Public Service Co. of Colorado	4.050%	9/15/2049	5,562	4,112
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,108	975
	Public Service Electric & Gas Co.	3.950%	5/1/2042	106	85
16

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Electric & Gas Co.	3.650%	9/1/2042	116	89
	Public Service Electric & Gas Co.	3.600%	12/1/2047	2,000	1,416
	Public Service Electric & Gas Co.	3.850%	5/1/2049	2,909	2,122
	Public Service Electric & Gas Co.	3.200%	8/1/2049	1,076	698
	Public Service Electric & Gas Co.	2.700%	5/1/2050	14,960	8,762
	Public Service Electric & Gas Co.	3.000%	3/1/2051	4,842	2,999
	Public Service Electric & Gas Co.	5.125%	3/15/2053	2,504	2,200
	Public Service Electric & Gas Co.	5.450%	3/1/2054	4,054	3,712
	Public Service Electric & Gas Co.	5.500%	3/1/2055	8,230	7,597
	Puget Sound Energy Inc.	6.274%	3/15/2037	479	508
	Puget Sound Energy Inc.	5.757%	10/1/2039	1,052	1,050
	Puget Sound Energy Inc.	5.795%	3/15/2040	12,300	12,178
	Puget Sound Energy Inc.	4.300%	5/20/2045	382	306
	Puget Sound Energy Inc.	4.223%	6/15/2048	5,423	4,203
	Puget Sound Energy Inc.	3.250%	9/15/2049	17,205	11,181
[3,5]	Rayburn Country Securitization LLC	3.025%	12/1/2041	9,324	7,809
	San Diego Gas & Electric Co.	4.500%	8/15/2040	2,000	1,746
	San Diego Gas & Electric Co.	3.750%	6/1/2047	1,000	722
	San Diego Gas & Electric Co.	4.100%	6/15/2049	2,271	1,693
	San Diego Gas & Electric Co.	2.950%	8/15/2051	1,500	908
	San Diego Gas & Electric Co.	3.700%	3/15/2052	7,010	4,791
	San Diego Gas & Electric Co.	5.550%	4/15/2054	3,723	3,404
	San Diego Gas & Electric Co.	5.950%	3/15/2056	2,340	2,259
	SCE Recovery Funding LLC	6.093%	6/15/2059	15,000	15,191
	Southern California Edison Co.	5.950%	2/1/2038	6,000	5,952
	Southern California Edison Co.	4.500%	9/1/2040	9,161	7,651
	Southern California Edison Co.	4.050%	3/15/2042	1,721	1,329
	Southern California Edison Co.	3.900%	3/15/2043	22,235	16,568
	Southern California Edison Co.	4.650%	10/1/2043	18,821	15,300
	Southern California Edison Co.	3.600%	2/1/2045	4,037	2,779
	Southern California Edison Co.	4.000%	4/1/2047	35,964	25,676
	Southern California Edison Co.	4.125%	3/1/2048	14,219	10,269
	Southern California Edison Co.	4.875%	3/1/2049	3,194	2,558
	Southern California Edison Co.	3.650%	2/1/2050	2,000	1,323
	Southern California Edison Co.	2.950%	2/1/2051	1,573	903
	Southern California Edison Co.	3.450%	2/1/2052	18,962	11,889
	Southern California Edison Co.	5.450%	6/1/2052	3,235	2,786
	Southern California Edison Co.	5.875%	12/1/2053	1,180	1,075
	Southern California Edison Co.	5.750%	4/15/2054	400	356
	Southern California Edison Co.	5.900%	3/1/2055	15,423	14,085
	Southern California Edison Co.	6.200%	9/15/2055	2,095	1,993
	Southern California Gas Co.	5.125%	11/15/2040	1,879	1,756
	Southern California Gas Co.	4.125%	6/1/2048	19,988	15,125
	Southern California Gas Co.	4.300%	1/15/2049	3,461	2,681
	Southern Co.	4.400%	7/1/2046	1,000	800
	Southwestern Electric Power Co.	3.900%	4/1/2045	9	7
	Southwestern Public Service Co.	4.500%	8/15/2041	1,435	1,234
	Southwestern Public Service Co.	3.400%	8/15/2046	154	107
	Southwestern Public Service Co.	3.700%	8/15/2047	4,125	2,964
	Southwestern Public Service Co.	3.150%	5/1/2050	8,014	5,031
	Southwestern Public Service Co.	5.875%	8/15/2056	24,435	23,198
	Tampa Electric Co.	3.450%	3/15/2051	2,172	1,450
	Tucson Electric Power Co.	3.250%	5/1/2051	14,910	9,556
	Tucson Electric Power Co.	5.500%	4/15/2053	5,543	5,049
	Union Electric Co.	3.900%	9/15/2042	4,348	3,435
	Union Electric Co.	4.000%	4/1/2048	40	30
	Union Electric Co.	3.250%	10/1/2049	2,025	1,311
	Union Electric Co.	3.900%	4/1/2052	1,586	1,143
	Union Electric Co.	5.450%	3/15/2053	2,334	2,130
	Union Electric Co.	5.250%	1/15/2054	8,060	7,108
	Union Electric Co.	5.750%	9/15/2056	3,925	3,717
	Virginia Electric & Power Co.	6.000%	5/15/2037	3,264	3,353
	Virginia Electric & Power Co.	6.350%	11/30/2037	1,954	2,046
	Virginia Electric & Power Co.	8.875%	11/15/2038	968	1,229
	Virginia Electric & Power Co.	4.450%	2/15/2044	9,051	7,487
	Virginia Electric & Power Co.	4.200%	5/15/2045	2,000	1,571
	Virginia Electric & Power Co.	3.800%	9/15/2047	26,624	19,265
	Virginia Electric & Power Co.	4.600%	12/1/2048	5,450	4,431
	Virginia Electric & Power Co.	3.300%	12/1/2049	4,578	2,957
	Virginia Electric & Power Co.	2.450%	12/15/2050	15,519	8,340
17

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	2.950%	11/15/2051	21,679	12,804
	Virginia Electric & Power Co.	4.625%	5/15/2052	9,077	7,233
	Virginia Electric & Power Co.	5.450%	4/1/2053	2,700	2,431
	Virginia Electric & Power Co.	5.700%	8/15/2053	2,404	2,242
	Virginia Electric & Power Co.	5.350%	1/15/2054	2,901	2,572
	Virginia Electric & Power Co.	5.550%	8/15/2054	5,636	5,137
	Virginia Electric & Power Co.	5.650%	3/15/2055	12,679	11,718
	Virginia Electric & Power Co.	5.700%	3/15/2056	27,020	25,112
	Wisconsin Electric Power Co.	4.300%	10/15/2048	86	67
	Wisconsin Power & Light Co.	5.700%	12/15/2055	3,030	2,825
	Wisconsin Public Service Corp.	3.300%	9/1/2049	4,138	2,730
					1,499,702
Total Corporate Bonds (Cost $9,128,672)					7,728,002
Sovereign Bonds (1.4%)
[5]	CDP Financial Inc.	5.600%	11/25/2039	1,500	1,547
	Kingdom of Saudi Arabia	5.875%	1/12/2056	17,259	15,832
	Kingdom of Saudi Arabia	3.450%	2/2/2061	556	328
[5]	OMERS Finance Trust	4.000%	4/19/2052	14,250	10,728
	Republic of Chile	3.100%	5/7/2041	28,169	20,597
[9]	Republic of Lithuania	0.500%	7/28/2050	585	279
[5]	Republic of Paraguay	6.650%	3/4/2055	3,182	3,254
	Republic of Philippines	5.750%	1/27/2051	5,820	5,491
	Republic of Poland	6.125%	4/14/2056	15,835	15,232
	State of Israel	3.875%	7/3/2050	5,220	3,615
	State of Israel	5.750%	3/12/2054	14,133	12,982
	State of Israel	3.800%	5/13/2060	45,165	28,972
[9]	United Mexican States	5.125%	3/19/2038	3,705	4,135
	United Mexican States	3.771%	5/24/2061	25,050	14,227
Total Sovereign Bonds (Cost $152,428)					137,219
Taxable Municipal Bonds (6.8%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	7.046%	12/1/2044	1,000	1,082
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/2050	29,460	29,376
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	1,500	1,802
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	10,885	11,068
	Board of Regents of the University of Texas System College & University Revenue	3.852%	8/15/2046	145	112
	Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	6,645	6,189
	California GO	5.125%	3/1/2038	2,420	2,363
	California GO	7.550%	4/1/2039	6,840	7,886
	California GO	7.300%	10/1/2039	4,260	4,737
	California GO	7.350%	11/1/2039	2,795	3,120
	California GO	7.625%	3/1/2040	3,980	4,569
	California GO	7.600%	11/1/2040	37,735	43,834
	California GO	5.875%	10/1/2041	8,990	9,087
	California GO	5.200%	3/1/2043	5,015	4,697
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/2041	2,060	1,831
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/2034	1,080	1,237
	California State University College & University Revenue	3.899%	11/1/2047	1,720	1,331
	California State University College & University Revenue	2.975%	11/1/2051	20,745	13,300
	California State University College & University Revenue	2.719%	11/1/2052	8,145	5,151
	Central Texas Turnpike System Highway Revenue	3.029%	8/15/2041	50	38
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	23,669	25,852
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	1,330	1,325
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	14,830	9,719
	Dallas County Hospital District GO	5.621%	8/15/2044	1,151	1,132
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	1,954	1,535
	Duke University College & University Revenue	5.850%	4/1/2037	165	172
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	1,062	1,102
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	3,745	3,897
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	14,505	9,836
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/2042	1,440	1,396
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	2,830	1,844
	Houston TX GO	3.961%	3/1/2047	1,640	1,359
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/2037	2,435	2,349
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/2045	15,270	14,058
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	4,585	4,725
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	1,860	1,926
18

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	2,420	2,399
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	10,545	9,858
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/2040	1,226	925
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	31,065	35,055
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	405	434
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	125	110
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	6,090	6,900
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.625%	6/15/2036	1,500	1,482
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	7.875%	6/15/2036	500	497
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	745	746
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	20,370	12,685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	1,000	1,071
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	4,113	4,696
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	24,731	27,592
	New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/2042	9,800	9,443
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	1,720	1,706
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	670	663
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	1,285	1,197
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	11,965	11,632
	New York NY GO	6.271%	12/1/2037	2,640	2,734
	New York NY GO	5.264%	10/1/2044	4,445	4,178
	New York NY GO	5.559%	10/1/2045	4,350	4,175
	New York NY GO	5.650%	2/1/2046	4,605	4,450
	New York NY GO	5.372%	10/1/2051	4,350	3,979
	New York NY GO	5.796%	2/1/2052	11,455	11,069
	New York NY GO	5.263%	10/1/2052	1,500	1,343
	New York NY GO	5.828%	10/1/2053	17,315	16,754
	New York NY GO	5.392%	10/1/2055	8,700	7,847
	New York State Dormitory Authority College & University Revenue	5.832%	7/1/2055	10,635	10,653
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.946%	8/1/2048	3,070	2,598
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/2033	6	6
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	11,335	11,344
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/2040	9	8
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	18,270	19,389
	Ohio State University College & University Revenue	4.800%	6/1/2111	3,159	2,499
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	1,060	785
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	595	424
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	2,255	2,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	1,340	1,371
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	31,055	24,974
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	24,995	15,153
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	18,935	15,305
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	10,500	8,799
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	1,090	1,094
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/2042	1,340	1,248
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/2043	655	634
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	1,340	1,429
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/2050	2,086	1,518
	Texas GO	5.517%	4/1/2039	7,517	7,475
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	3,630	3,605
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	4,425	3,400
	University of California College & University Revenue	4.858%	5/15/2112	20,002	15,775
	University of California College & University Revenue	4.767%	5/15/2115	1,000	774
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	10,935	11,184
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	865	886
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	24,935	15,622
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	545	444
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	1,640	989
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	825	490
	University of Michigan College & University Revenue	2.437%	4/1/2040	1,586	1,153
	University of Michigan College & University Revenue	3.599%	4/1/2047	19,654	15,899
	University of Michigan College & University Revenue	3.504%	4/1/2052	5,292	3,712
	University of Michigan College & University Revenue	3.504%	4/1/2052	7,379	5,176
	University of Minnesota College & University Revenue	4.048%	4/1/2052	13,648	10,413
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	60	41
	University of Virginia College & University Revenue	2.256%	9/1/2050	2,420	1,329
	University of Virginia College & University Revenue	2.584%	11/1/2051	2,135	1,241
19

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Virginia College & University Revenue	3.227%	9/1/2119	26,570	14,368
Total Taxable Municipal Bonds (Cost $764,016)					656,171
				Shares
Temporary Cash Investments (2.1%)
Money Market Fund (1.4%)
[11]	Vanguard Market Liquidity Fund	3.718%		1,383,947	138,381
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.4%)
	Bank of America Securities, LLC (Dated 7/31/2026, Repurchase Value $5,002, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 8/25/2026–2/15/2053, with a value of $5,100)	3.650%	8/3/2026	5,000	5,000
	Bank of America Securities, LLC (Dated 7/31/2026, Repurchase Value $5,002, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 9/1/2026–7/1/2056, with a value of $5,100)	3.660%	8/3/2026	5,000	5,000
	Barclays Capital Inc. (Dated 7/31/2026, Repurchase Value $5,302, collateralized by U.S. Treasury Obligations 3.750%, 6/30/2030, with a value of $5,406)	3.640%	8/3/2026	5,300	5,300
	Citigroup Global Markets Inc. (Dated 7/31/2026, Repurchase Value $5,002, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 10/8/2026–5/15/2038, with a value of $5,100)	3.640%	8/3/2026	5,000	5,000
	JP Morgan Securities, LLC (Dated 7/31/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.000%–4.000%, 9/8/2026–7/31/2029, with a value of $10,200)	3.640%	8/3/2026	10,000	10,000
	Wells Fargo & Co. (Dated 7/31/2026, Repurchase Value $5,002, collateralized by U.S. Government Agency Obligations 5.000%, 1/1/2056, with a value of $5,100)	3.650%	8/3/2026	5,000	5,000
					35,300
U.S. Government and Agency Obligations (0.3%)
	United States Treasury Bill	3.613%	8/27/2026	30,770	30,696
Total Temporary Cash Investments (Cost $204,370)					204,377
Total Investments (99.2%) (Cost $11,210,633)					9,622,317
Other Assets and Liabilities—Net (0.8%)					73,362
Net Assets (100%)					9,695,679
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $7,336 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $21,898 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $672,325, representing 6.9% of net assets.

6	Face amount denominated in Canadian dollars.
7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
9	Face amount denominated in euro.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
20

Long-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2026	62	6,571	(34)
Euro-Schatz	September 2026	20	2,432	(3)
Long U.S. Treasury Bond	September 2026	1,097	118,819	(3,355)
Ultra 10-Year U.S. Treasury Note	September 2026	782	85,788	(1,387)
Ultra Long U.S. Treasury Bond	September 2026	344	37,733	(1,018)
				(5,797)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2026	(68)	(13,981)	12
10-Year Government of Canada Bond	September 2026	(151)	(12,794)	65
10-Year Japanese Government Bond	September 2026	(6)	(4,792)	12
10-Year U.S. Treasury Note	September 2026	(242)	(26,136)	360
Euro-Bobl	September 2026	(2)	(263)	1
Euro-Bund	September 2026	(20)	(2,868)	28
Euro-Buxl	September 2026	(6)	(732)	17
Long Gilt	September 2026	(9)	(1,049)	15
Ultra Long U.S. Treasury Bond	September 2026	(677)	(74,258)	2,347
				2,857
				(2,940)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/16/2026	EUR	5,626	USD	6,417	84	—
HSBC Bank plc	9/16/2026	EUR	4,127	USD	4,722	46	—
Wells Fargo Bank N.A.	9/16/2026	EUR	196	USD	224	2	—
JPMorgan Chase Bank, N.A.	9/16/2026	GBP	1,482	USD	1,973	25	—
Canadian Imperial Bank of Commerce	9/16/2026	GBP	696	USD	932	6	—
State Street Bank & Trust Co.	9/16/2026	GBP	454	USD	607	4	—
Standard Chartered Bank	9/16/2026	GBP	344	USD	457	6	—
Wells Fargo Bank N.A.	9/16/2026	JPY	45,544	USD	287	—	—
Toronto-Dominion Bank	9/16/2026	USD	180	AUD	254	1	—
State Street Bank & Trust Co.	9/16/2026	USD	6,054	CAD	8,446	17	—
State Street Bank & Trust Co.	9/16/2026	USD	51	CAD	72	—	(1)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	28	CAD	40	—	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	13,438	EUR	11,614	20	—
State Street Bank & Trust Co.	9/16/2026	USD	1,018	EUR	878	4	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	911	EUR	798	—	(11)
State Street Bank & Trust Co.	9/16/2026	USD	299	EUR	261	—	(1)
HSBC Bank plc	9/16/2026	USD	120	EUR	103	1	—
State Street Bank & Trust Co.	9/16/2026	USD	2,667	GBP	1,991	—	(16)
Toronto-Dominion Bank	9/16/2026	USD	517	GBP	383	—	—
						216	(29)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

21

Long-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V3	6/21/2031	USD	33,992	5.000	2,771	286
CDX-NA-IG-S46-V1	6/21/2031	USD	798,957	1.000	17,477	3,098
					20,248	3,384

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/3/2050	N/A	21,500	3.960 [1]	(3.802)[2]	(1,795)	(1,794)
4/10/2051	N/A	33,500	4.131 [1]	(3.637)[2]	(1,961)	(1,934)
5/19/2051	N/A	24,400	4.390 [1]	(3.627)[2]	(485)	(490)
10/4/2055	N/A	27,000	3.802 [2]	(3.925)[1]	2,499	2,502
4/10/2056	N/A	30,000	3.637 [2]	(4.101)[1]	1,903	1,886
5/19/2056	N/A	22,000	3.627 [2]	(4.353)[1]	483	490
10/2/2065	N/A	5,500	3.810 [1]	(3.802)[2]	(585)	(581)
					59	79

1	Interest payment received/(paid) annually.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $11,072,252)	9,483,936
Affiliated Issuers (Cost $138,381)	138,381
Total Investments in Securities	9,622,317
Investment in Vanguard	217
Foreign Currency, at Value (Cost $706)	711
Receivables for Investment Securities Sold	16,857
Receivables for Accrued Income	140,803
Receivables for Capital Shares Issued	2,595
Variation Margin Receivable—Centrally Cleared Swap Contracts	760
Unrealized Appreciation—Forward Currency Contracts	216
Other Assets	54
Total Assets	9,784,530
Liabilities
Due to Custodian	373
Payables for Investment Securities Purchased	72,194
Payables to Investment Advisor	348
Payables for Capital Shares Redeemed	7,712
Payables for Distributions	6,438
Payables to Vanguard	427
Variation Margin Payable—Futures Contracts	1,330
Unrealized Depreciation—Forward Currency Contracts	29
Total Liabilities	88,851
Net Assets	9,695,679
At July 31, 2026, net assets consisted of:

Paid-in Capital	13,983,332
Total Distributable Earnings (Loss)	(4,287,653)
Net Assets	9,695,679

Investor Shares—Net Assets
Applicable to 113,521,525 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	822,395
Net Asset Value Per Share—Investor Shares	$7.24

Admiral™ Shares—Net Assets
Applicable to 1,224,847,103 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,873,284
Net Asset Value Per Share—Admiral Shares	$7.24

See accompanying Notes, which are an integral part of the Financial Statements.
23

Long-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	268,332
Total Income	268,332
Expenses
Investment Advisory Fees—Note B	938
The Vanguard Group—Note C
Management and Administrative—Investor Shares	804
Management and Administrative—Admiral Shares	3,677
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—Admiral Shares	228
Custodian Fees	33
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—Admiral Shares	23
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	5,759
Net Investment Income	262,573
Realized Net Gain (Loss)
Investment Securities Sold[1]	(229,066)
Futures Contracts	(6,115)
Options Purchased	110
Options Written	148
Swap Contracts	1,163
Forward Currency Contracts	163
Foreign Currencies	13
Realized Net Gain (Loss)	(233,584)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(327,818)
Futures Contracts	(2,870)
Options Purchased	51
Options Written	(18)
Swap Contracts	1,279
Forward Currency Contracts	658
Foreign Currencies	(13)
Change in Unrealized Appreciation (Depreciation)	(328,731)
Net Increase (Decrease) in Net Assets Resulting from Operations	(299,742)

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,219, ($10), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Long-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	262,573	568,484
Realized Net Gain (Loss)	(233,584)	(958,125)
Change in Unrealized Appreciation (Depreciation)	(328,731)	1,189,302
Net Increase (Decrease) in Net Assets Resulting from Operations	(299,742)	799,661
Distributions
Investor Shares	(22,596)	(63,463)
Admiral Shares	(244,693)	(515,300)
Total Distributions	(267,289)	(578,763)
Capital Share Transactions
Investor Shares	(48,674)	(2,860,808)
Admiral Shares	(171,279)	(1,516,342)
Net Increase (Decrease) from Capital Share Transactions	(219,953)	(4,377,150)
Total Increase (Decrease)	(786,984)	(4,156,252)
Net Assets
Beginning of Period	10,482,663	14,638,915
End of Period	9,695,679	10,482,663

See accompanying Notes, which are an integral part of the Financial Statements.
25

Long-Term Investment-Grade Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$7.67	$7.54	$8.03	$8.32	$10.33	$11.42
Investment Operations
Net Investment Income[1]	.190	.378	.371	.363	.339	.323
Net Realized and Unrealized Gain (Loss) on Investments	(.426)	.133	(.483)	(.281)	(2.001)	(.836)
Total from Investment Operations	(.236)	.511	(.112)	.082	(1.662)	(.513)
Distributions
Dividends from Net Investment Income	(.194)	(.381)	(.378)	(.372)	(.348)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—	(.237)
Total Distributions	(.194)	(.381)	(.378)	(.372)	(.348)	(.577)
Net Asset Value, End of Period	$7.24	$7.67	$7.54	$8.03	$8.32	$10.33
Total Return[2]	-3.15%	6.90%	-1.43%	1.21%	-16.05%	-4.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$822	$920	$3,742	$4,032	$3,884	$4,840
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%[3]	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	5.07%	4.95%	4.76%	4.66%	3.98%	2.94%
Portfolio Turnover Rate	33%	60%[4]	42%[4]	38%	26%	24%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Long-Term Investment-Grade Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$7.67	$7.54	$8.03	$8.32	$10.33	$11.42
Investment Operations
Net Investment Income[1]	.194	.383	.379	.371	.348	.334
Net Realized and Unrealized Gain (Loss) on Investments	(.426)	.136	(.483)	(.282)	(2.001)	(.836)
Total from Investment Operations	(.232)	.519	(.104)	.089	(1.653)	(.502)
Distributions
Dividends from Net Investment Income	(.198)	(.389)	(.386)	(.379)	(.357)	(.351)
Distributions from Realized Capital Gains	—	—	—	—	—	(.237)
Total Distributions	(.198)	(.389)	(.386)	(.379)	(.357)	(.588)
Net Asset Value, End of Period	$7.24	$7.67	$7.54	$8.03	$8.32	$10.33
Total Return[2]	-3.10%	7.02%	-1.33%	1.31%	-15.97%	-4.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,873	$9,563	$10,897	$12,039	$12,475	$14,769
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.11%[3]	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	5.18%	5.01%	4.85%	4.75%	4.08%	3.04%
Portfolio Turnover Rate	33%	60%[4]	42%[4]	38%	26%	24%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Long-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in options purchased and options written represented 0% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2026.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium
28

Long-Term Investment-Grade Fund
paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented 0% and less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at July 31, 2026.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
29

Long-Term Investment-Grade Fund
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 9% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
30

Long-Term Investment-Grade Fund
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Wellington Management Company LLP provides investment advisory services to a portion of the fund for a basic fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard, through its wholly owned subsidiary Vanguard Capital Management, LLC, provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $231,000 for the six months ended July 31, 2026.
For the six months ended July 31, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
In September 2026, the board of trustees approved Vanguard Capital Management, LLC as investment advisor to the fund, replacing Wellington Management Company LLP. Vanguard Capital Management, LLC will manage 100% of the fund. This advisor change could result in portfolio transactions that may generate capital gains distributions.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $217,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
31

Long-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	866,773	—	866,773
Asset-Backed/Commercial Mortgage-Backed Securities	—	29,775	—	29,775
Corporate Bonds	—	7,728,002	—	7,728,002
Sovereign Bonds	—	137,219	—	137,219
Taxable Municipal Bonds	—	656,171	—	656,171
Temporary Cash Investments	138,381	65,996	—	204,377
Total	138,381	9,483,936	—	9,622,317

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,857	—	—	2,857
Forward Currency Contracts	—	216	—	216
Swap Contracts[1]	—	8,262	—	8,262
Total	2,857	8,478	—	11,335
Liabilities
Futures Contracts[1]	(5,797)	—	—	(5,797)
Forward Currency Contracts	—	(29)	—	(29)
Swap Contracts[1]	—	(4,799)	—	(4,799)
Total	(5,797)	(4,828)	—	(10,625)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
At July 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2,857	—	—	2,857
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	4,878	—	3,384	8,262
Unrealized Appreciation—Forward Currency Contracts	—	216	—	216
Total Assets	7,735	216	3,384	11,335

Unrealized Depreciation—Futures Contracts[1]	(5,797)	—	—	(5,797)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(4,799)	—	—	(4,799)
Unrealized Depreciation—Forward Currency Contracts	—	(29)	—	(29)
Total Liabilities	(10,596)	(29)	—	(10,625)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(6,115)	—	—	(6,115)
Options Purchased	—	—	110	110
Options Written	40	—	108	148
Swap Contracts	57	—	1,106	1,163
Forward Currency Contracts	—	163	—	163
Realized Net Gain (Loss) on Derivatives	(6,018)	163	1,324	(4,531)
32

Long-Term Investment-Grade Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(2,870)	—	—	(2,870)
Options Purchased	—	—	51	51
Options Written	—	—	(18)	(18)
Swap Contracts	(62)	—	1,341	1,279
Forward Currency Contracts	—	658	—	658
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,932)	658	1,374	(900)
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,228,100
Gross Unrealized Appreciation	20,953
Gross Unrealized Depreciation	(1,626,026)
Net Unrealized Appreciation (Depreciation)	(1,605,073)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $2,447,437,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended July 31, 2026, the fund purchased $2,321,812,000 of investment securities and sold $2,618,432,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $982,428,000 and $846,804,000, respectively.
H.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	27,409	3,624	89,606	11,620
Issued in Lieu of Cash Distributions	20,328	2,698	54,165	7,048
Redeemed	(96,411)	(12,762)	(3,004,579)	(395,243)
Net Increase (Decrease)—Investor Shares	(48,674)	(6,440)	(2,860,808)	(376,575)
Admiral Shares
Issued	820,285	108,794	1,417,818	185,455
Issued in Lieu of Cash Distributions	207,163	27,496	436,574	57,008
Redeemed	(1,198,727)	(158,843)	(3,370,734)	(441,089)
Net Increase (Decrease)—Admiral Shares	(171,279)	(22,553)	(1,516,342)	(198,626)
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief
33

Long-Term Investment-Grade Fund
executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99552 092026
34

Financial Statements
For the six-months ended July 31, 2026
Vanguard Long-Term Treasury Fund

Contents
Financial Statements	1

Long-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.2%)
U.S. Government Securities (87.3%)
	United States Treasury Note/Bond	1.125%	5/15/2040	47,000	28,672
	United States Treasury Note/Bond	1.125%	8/15/2040	71,700	43,278
	United States Treasury Note/Bond	1.375%	11/15/2040	24,832	15,455
	United States Treasury Note/Bond	1.875%	2/15/2041	71,102	47,527
	United States Treasury Note/Bond	4.750%	2/15/2041	24,750	23,969
	United States Treasury Note/Bond	2.250%	5/15/2041	41,190	28,912
	United States Treasury Note/Bond	4.375%	5/15/2041	24,125	22,350
	United States Treasury Note/Bond	1.750%	8/15/2041	50,215	32,336
	United States Treasury Note/Bond	3.750%	8/15/2041	10,875	9,333
	United States Treasury Note/Bond	2.000%	11/15/2041	80,325	53,444
	United States Treasury Note/Bond	2.375%	2/15/2042	20,700	14,497
	United States Treasury Note/Bond	3.250%	5/15/2042	44,950	35,619
	United States Treasury Note/Bond	2.750%	8/15/2042	6,000	4,402
	United States Treasury Note/Bond	3.375%	8/15/2042	2,900	2,327
	United States Treasury Note/Bond	4.000%	11/15/2042	68,175	59,206
	United States Treasury Note/Bond	3.125%	2/15/2043	17,611	13,523
	United States Treasury Note/Bond	3.875%	2/15/2043	48,825	41,595
	United States Treasury Note/Bond	3.875%	5/15/2043	50,000	42,490
	United States Treasury Note/Bond	3.625%	8/15/2043	5,670	4,639
	United States Treasury Note/Bond	4.375%	8/15/2043	46,500	42,035
	United States Treasury Note/Bond	3.750%	11/15/2043	11,057	9,178
	United States Treasury Note/Bond	4.750%	11/15/2043	36,500	34,527
	United States Treasury Note/Bond	4.500%	2/15/2044	26,050	23,842
	United States Treasury Note/Bond	3.375%	5/15/2044	8,450	6,609
	United States Treasury Note/Bond	4.625%	5/15/2044	19,150	17,783
	United States Treasury Note/Bond	3.125%	8/15/2044	15,849	11,889
	United States Treasury Note/Bond	4.125%	8/15/2044	33,300	28,919
	United States Treasury Note/Bond	4.625%	11/15/2044	51,050	47,255
	United States Treasury Note/Bond	2.500%	2/15/2045	16,200	10,858
	United States Treasury Note/Bond	4.750%	2/15/2045	60,033	56,431
	United States Treasury Note/Bond	5.000%	5/15/2045	54,158	52,482
	United States Treasury Note/Bond	4.875%	8/15/2045	61,100	58,238
	United States Treasury Note/Bond	3.000%	11/15/2045	19,100	13,797
	United States Treasury Note/Bond	4.625%	11/15/2045	33,000	30,426
	United States Treasury Note/Bond	4.625%	2/15/2046	63,976	58,951
	United States Treasury Note/Bond	2.500%	5/15/2046	26,862	17,621
	United States Treasury Note/Bond	5.000%	5/15/2046	9,250	8,947
	United States Treasury Note/Bond	2.250%	8/15/2046	17,770	11,053
	United States Treasury Note/Bond	3.000%	5/15/2047	14,573	10,334
	United States Treasury Note/Bond	2.750%	8/15/2047	40,923	27,609
	United States Treasury Note/Bond	2.750%	11/15/2047	30,290	20,372
	United States Treasury Note/Bond	3.000%	2/15/2048	34,100	23,934
	United States Treasury Note/Bond	3.125%	5/15/2048	34,200	24,513
	United States Treasury Note/Bond	3.000%	8/15/2048	10,333	7,213
	United States Treasury Note/Bond	3.375%	11/15/2048	35,110	26,193
	United States Treasury Note/Bond	3.000%	2/15/2049	25,600	17,776
[1]	United States Treasury Note/Bond	2.875%	5/15/2049	21,761	14,717
	United States Treasury Note/Bond	2.250%	8/15/2049	23,800	14,051
	United States Treasury Note/Bond	2.375%	11/15/2049	31,600	19,133
	United States Treasury Note/Bond	2.000%	2/15/2050	40,661	22,480
	United States Treasury Note/Bond	1.250%	5/15/2050	34,650	15,582
	United States Treasury Note/Bond	1.375%	8/15/2050	42,797	19,839
	United States Treasury Note/Bond	1.625%	11/15/2050	33,357	16,502
	United States Treasury Note/Bond	1.875%	2/15/2051	46,300	24,380
[2]	United States Treasury Note/Bond	2.375%	5/15/2051	83,420	49,524
	United States Treasury Note/Bond	2.000%	8/15/2051	33,700	18,174
	United States Treasury Note/Bond	1.875%	11/15/2051	61,650	32,058
	United States Treasury Note/Bond	2.250%	2/15/2052	74,900	42,763
	United States Treasury Note/Bond	2.875%	5/15/2052	76,100	50,012
	United States Treasury Note/Bond	3.000%	8/15/2052	6,200	4,176
1

Long-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.000%	11/15/2052	68,900	56,156
	United States Treasury Note/Bond	3.625%	2/15/2053	34,700	26,400
[3]	United States Treasury Note/Bond	3.625%	5/15/2053	40,725	30,937
	United States Treasury Note/Bond	4.125%	8/15/2053	66,900	55,658
	United States Treasury Note/Bond	4.750%	11/15/2053	49,790	45,898
	United States Treasury Note/Bond	4.250%	2/15/2054	64,560	54,805
	United States Treasury Note/Bond	4.625%	5/15/2054	78,800	71,252
	United States Treasury Note/Bond	4.250%	8/15/2054	68,150	57,898
	United States Treasury Note/Bond	4.500%	11/15/2054	74,393	65,914
	United States Treasury Note/Bond	4.625%	2/15/2055	66,000	59,707
	United States Treasury Note/Bond	4.750%	5/15/2055	72,315	66,770
	United States Treasury Note/Bond	4.750%	8/15/2055	70,200	64,834
	United States Treasury Note/Bond	4.625%	11/15/2055	49,100	44,426
	United States Treasury Note/Bond	4.750%	2/15/2056	32,700	30,218
	United States Treasury Note/Bond	5.000%	5/15/2056	40,050	38,529
	United States Treasury Strip Coupon	0.000%	11/15/2043	39,000	15,221
	United States Treasury Strip Coupon	0.000%	5/15/2044	42,000	15,891
					2,366,264
Agency Bonds and Notes (1.3%)
[4]	Fannie Mae Principal Strip	0.000%	8/6/2038	49,649	26,897
[4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/2038	14,465	7,690
					34,587
Conventional Mortgage-Backed Securities (4.8%)
[4,5]	Fannie Mae Pool	2.070%	10/1/2040–10/1/2050	13,099	9,284
[4,5]	Fannie Mae Pool	2.160%	10/1/2050	2,473	1,731
[4,5]	Fannie Mae Pool	2.170%	3/1/2051	15,694	10,747
[4,5]	Fannie Mae Pool	2.260%	10/1/2041	3,340	2,325
[4,5]	Fannie Mae Pool	2.310%	12/1/2050	1,514	1,041
[4,5]	Fannie Mae Pool	2.330%	10/1/2039	1,245	922
[4,5]	Fannie Mae Pool	2.340%	12/1/2050	1,344	964
[4,5]	Fannie Mae Pool	2.390%	12/1/2041	7,463	5,558
[4,5]	Fannie Mae Pool	2.400%	3/1/2040	416	314
[4,5]	Fannie Mae Pool	2.430%	10/1/2037	1,168	924
[4,5]	Fannie Mae Pool	2.460%	9/1/2051	910	657
[4,5]	Fannie Mae Pool	2.470%	9/1/2051	2,367	1,709
[4,5]	Fannie Mae Pool	2.480%	1/1/2042	2,980	2,273
[4,5]	Fannie Mae Pool	2.510%	10/1/2046	7,759	6,047
[4,5]	Fannie Mae Pool	2.520%	12/1/2041	6,707	5,144
[4,5]	Fannie Mae Pool	2.590%	4/1/2041	7,890	5,817
[4,5]	Fannie Mae Pool	2.600%	4/1/2050	79	58
[4,5]	Fannie Mae Pool	2.620%	4/1/2050	1,323	978
[4,5]	Fannie Mae Pool	2.680%	4/1/2050	340	257
[4,5]	Fannie Mae Pool	2.930%	4/1/2038	19,065	15,728
[4,5]	Fannie Mae Pool	3.170%	9/1/2037	15,100	12,955
[4,5]	Fannie Mae Pool	3.330%	1/1/2038	3,315	2,813
[4,5]	Fannie Mae Pool	3.490%	9/1/2045	8,188	7,076
[4,5]	Fannie Mae Pool	3.840%	4/1/2047	1,894	1,673
[4,5]	Fannie Mae Pool	3.980%	7/1/2045	899	787
[4,5]	Fannie Mae Pool	3.990%	3/1/2046	1,968	1,763
[4,5]	Freddie Mac Pool	2.160%	5/1/2039	4,325	3,213
[4,5]	Freddie Mac Pool	2.660%	1/1/2043	2,344	1,753
[4,5]	Freddie Mac Pool	3.750%	6/1/2042	3,939	3,380
[4,5]	Freddie Mac Pool	3.800%	5/1/2039–2/1/2041	8,576	7,602
[4,5]	Freddie Mac Pool	4.000%	8/1/2040	5,813	5,222
[4,5]	Freddie Mac Pool	4.750%	1/1/2045	10,000	9,161
					129,876
Nonconventional Mortgage-Backed Securities (4.8%)
[4,5]	Fannie Mae REMICS	2.500%	11/25/2046–11/25/2049	17,318	13,365
[4,5]	Fannie Mae REMICS	3.000%	11/25/2049	5,450	4,324
[4,5]	Fannie Mae REMICS	4.000%	11/25/2055	12,584	9,355
[4,5]	Fannie Mae REMICS	4.500%	1/25/2055	14,273	12,241
[4,5]	Fannie Mae REMICS	5.000%	6/25/2053	8,210	7,301
[4,5]	Freddie Mac REMICS	1.500%	12/25/2050	11,700	7,948
[4,5]	Freddie Mac REMICS	2.000%	8/25/2050	25,930	17,226
[4,5]	Freddie Mac REMICS	3.000%	7/15/2045–12/25/2049	7,217	5,922
[4,5]	Freddie Mac REMICS	4.000%	4/25/2052	7,884	6,996
[5]	Ginnie Mae REMICS	3.000%	12/20/2051	27,438	21,367
2

Long-Term Treasury Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ginnie Mae REMICS		5.000%	7/20/2056	30,000	25,881
						131,926
Total U.S. Government and Agency Obligations (Cost $2,859,712)						2,662,653
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
[4,5,6]	Fannie Mae-Aces Class AQ2 Series 2016-M10 (Cost $904)		3.717%	11/25/2045	1,003	869
					Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[7]	Vanguard Market Liquidity Fund (Cost $10,670)		3.718%		106,716	10,671
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	3 Month SOFR Futures	8/14/2026	103	$96.13	257	2
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	62	$106.50	62	10
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	31	$106.00	31	12
	CBOT 10 Year U.S. Treasury Notes Futures	8/21/2026	24	$109.00	24	4
	CBOT 10 Year U.S. Treasury Notes Futures	10/23/2026	31	$109.00	31	18
						46
Put Options
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	31	$106.00	31	13
	CBOT 5 Year U.S. Treasury Notes Futures	11/20/2026	65	$104.25	65	23
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	62	$106.50	62	43
	CBOT 10 Year U.S. Treasury Notes Futures	8/21/2026	24	$109.00	24	29
	CBOT U.S. Long Bond Futures	8/7/2026	22	$109.00	22	23
						131
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	15,840	81
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	16,200	329
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.338% Annually	BMO	7/14/2027	4.338%	4,080	149
						559
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	16,260	237
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	15,290	215
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	15,090	227
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	15,840	153
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.110% Annually	MSBNA	8/31/2026	4.110%	14,240	34
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	5,660	131
3

Long-Term Treasury Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.338% Annually	BMO	7/14/2027	4.338%	4,080	259
					1,256
Total Options Purchased (Cost $1,771)					1,992
Total Investments (98.7%) (Cost $2,873,057)					2,676,185
Other Assets and Liabilities—Net (1.3%)					34,693
Net Assets (100%)					2,710,878
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,315 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $290 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $5,100 have been segregated as initial margin for open futures contracts.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BARC—Barclays Bank plc.
BMO—Bank of Montreal.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
3 Month SOFR Futures	8/14/2026	(103)	$96.31	258	(1)
CBOT 10 Year U.S. Treasury Notes Futures	10/23/2026	(31)	$ 111.00	31	(5)
					(6)

Put Options
CBOT 5 Year U.S. Treasury Notes Futures	11/20/2026	(33)	$ 106.00	33	(31)
CBOT U.S. Long Bond Futures	8/7/2026	(22)	$ 107.50	22	(9)
					(40)
					(46)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	26,930	(32)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.200% Annually	BMO	7/14/2027	4.200%	7,840	(160)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	13,600	(544)
					(736)

4

Long-Term Treasury Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	30,180	(313)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	26,930	(68)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	16,260	(188)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	16,260	(146)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	30,580	(313)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.110% Annually	MSBNA	8/31/2026	4.110%	6,080	(34)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	5,660	(393)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.200% Annually	BMO	7/14/2027	4.200%	7,840	(257)
					(1,712)
					(2,448)
Total Options Written (Premiums Received $1,993)					(2,494)

BARC—Barclays Bank plc.
BMO—Bank of Montreal.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	506	104,038	(285)
5-Year U.S. Treasury Note	September 2026	387	41,013	(410)
10-Year U.S. Treasury Note	September 2026	63	6,804	(30)
Ultra Long U.S. Treasury Bond	September 2026	1,012	111,004	(3,623)
				(4,348)

Short Futures Contracts
Long U.S. Treasury Bond	September 2026	(126)	(13,647)	224
Ultra 10-Year U.S. Treasury Note	September 2026	(813)	(89,189)	1,541
				1,765
				(2,583)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/30/2028	10/5/2026 [1]	32,500	0.000 [2]	(4.012)[3]	76	76
6/11/2029	N/A	1,700	3.631 [2]	(4.005)[3]	5	5
6/11/2029	N/A	1,700	3.631 [2]	(3.988)[3]	5	5
6/11/2029	N/A	1,700	3.631 [2]	(4.000)[3]	5	5
6/12/2029	N/A	3,400	3.631 [2]	(3.975)[3]	12	12
11/29/2030	10/5/2026 [1]	33,500	0.000 [2]	(3.896)[3]	309	305
11/29/2030	10/5/2026 [1]	7,500	0.000 [2]	(3.895)[3]	70	70
6/30/2031	6/29/2029 [1]	28,100	3.795 [3]	(0.000)[2]	(172)	(172)
5/31/2033	9/30/2026 [1]	9,900	3.956 [3]	(0.000)[2]	(137)	(137)
5/31/2033	9/30/2026 [1]	9,600	4.050 [3]	(0.000)[2]	(81)	(81)
5/31/2033	9/30/2026 [1]	9,500	4.020 [3]	(0.000)[2]	(96)	(96)
7/13/2033	7/13/2031 [1]	1,773	4.160 [3]	(0.000)[2]	(5)	(5)
2/15/2036	9/30/2026 [1]	20,000	0.000 [2]	(4.073)[3]	324	327
5

Long-Term Treasury Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/15/2036	9/30/2026 [1]	3,700	0.000 [2]	(4.048)[3]	67	67
2/15/2036	9/30/2026 [1]	3,700	4.227 [3]	(0.000)[2]	(16)	(16)
6/30/2036	6/30/2031 [1]	25,590	0.000 [2]	(4.091)[3]	358	358
7/14/2036	7/13/2033 [1]	2,614	0.000 [2]	(4.385)[3]	11	11
10/18/2040	10/18/2030 [1]	6,500	0.000 [2]	(4.100)[3]	224	224
1/22/2041	1/22/2031 [1]	1,140	4.517 [3]	(0.000)[2]	(9)	(9)
5/28/2041	5/27/2031 [1]	990	4.588 [3]	(0.000)[2]	(5)	(5)
7/9/2041	7/9/2036 [1]	4,500	0.000 [2]	(4.703)[3]	28	28
7/10/2041	7/10/2036 [1]	4,500	0.000 [2]	(4.710)[3]	27	27
7/15/2041	7/13/2036 [1]	922	4.711 [3]	(0.000)[2]	(6)	(6)
5/16/2044	9/30/2026 [1]	5,000	4.444 [3]	(0.000)[2]	(46)	(46)
10/18/2045	10/18/2035 [1]	7,200	4.358 [3]	(0.000)[2]	(209)	(209)
1/22/2046	1/22/2036 [1]	1,410	0.000 [2]	(4.781)[3]	10	10
6/25/2046	6/25/2036 [1]	8,620	4.470 [3]	(0.000)[2]	(198)	(198)
7/9/2046	7/9/2041 [1]	6,000	4.691 [3]	(0.000)[2]	(30)	(30)
7/10/2046	7/10/2041 [1]	6,000	4.698 [3]	(0.000)[2]	(29)	(29)
7/20/2056	N/A	550	3.636 [2]	(4.235)[3]	23	23
					515	514

1Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
3Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Long-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,862,387)	2,665,514
Affiliated Issuers (Cost $10,670)	10,671
Total Investments in Securities	2,676,185
Investment in Vanguard	61
Cash	18
Receivables for Investment Securities Sold	88,502
Receivables for Accrued Income	35,393
Receivables for Capital Shares Issued	1,451
Other Assets	39
Total Assets	2,801,649
Liabilities
Payables for Investment Securities Purchased	83,800
Payables for Capital Shares Redeemed	2,449
Payables for Distributions	1,093
Payables to Vanguard	158
Options Written, at Value (Premiums Received $1,993)	2,494
Variation Margin Payable—Futures Contracts	771
Variation Margin Payable—Centrally Cleared Swap Contracts	6
Total Liabilities	90,771
Net Assets	2,710,878
At July 31, 2026, net assets consisted of:

Paid-in Capital	4,276,013
Total Distributable Earnings (Loss)	(1,565,135)
Net Assets	2,710,878

Investor Shares—Net Assets
Applicable to 59,306,591 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	445,484
Net Asset Value Per Share—Investor Shares	$7.51

Admiral™ Shares—Net Assets
Applicable to 301,586,470 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,265,394
Net Asset Value Per Share—Admiral Shares	$7.51

See accompanying Notes, which are an integral part of the Financial Statements.
7

Long-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	68,569
Total Income	68,569
Expenses
The Vanguard Group—Note C
Investment Advisory Services	154
Management and Administrative—Investor Shares	416
Management and Administrative—Admiral Shares	959
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	58
Custodian Fees	2
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	20
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	1,647
Net Investment Income	66,922
Realized Net Gain (Loss)
Investment Securities Sold[1]	(113,382)
Futures Contracts	(5,455)
Options Purchased	(160)
Options Written	(28)
Swap Contracts	2,796
Realized Net Gain (Loss)	(116,229)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(36,714)
Futures Contracts	(867)
Options Purchased	544
Options Written	(934)
Swap Contracts	(99)
Change in Unrealized Appreciation (Depreciation)	(38,070)
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,377)

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $275, ($3), and $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Long-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,922	127,104
Realized Net Gain (Loss)	(116,229)	(243,707)
Change in Unrealized Appreciation (Depreciation)	(38,070)	258,338
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,377)	141,735
Distributions
Investor Shares	(10,813)	(23,348)
Admiral Shares	(54,348)	(103,783)
Total Distributions	(65,161)	(127,131)
Capital Share Transactions
Investor Shares	(26,672)	(92,002)
Admiral Shares	53,781	72,509
Net Increase (Decrease) from Capital Share Transactions	27,109	(19,493)
Total Increase (Decrease)	(125,429)	(4,889)
Net Assets
Beginning of Period	2,836,307	2,841,196
End of Period	2,710,878	2,836,307

See accompanying Notes, which are an integral part of the Financial Statements.
9

Long-Term Treasury Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$7.93	$7.90	$8.54	$9.36	$12.29	$13.55
Investment Operations
Net Investment Income[1]	.183	.343	.321	.294	.261	.239
Net Realized and Unrealized Gain (Loss) on Investments	(.425)	.031	(.640)	(.821)	(2.931)	(.923)
Total from Investment Operations	(.242)	.374	(.319)	(.527)	(2.670)	(.684)
Distributions
Dividends from Net Investment Income	(.178)	(.344)	(.321)	(.293)	(.260)	(.239)
Distributions from Realized Capital Gains	—	—	—	—	—	(.337)
Total Distributions	(.178)	(.344)	(.321)	(.293)	(.260)	(.576)
Net Asset Value, End of Period	$7.51	$7.93	$7.90	$8.54	$9.36	$12.29
Total Return[2]	-3.12%	4.76%	-3.82%	-5.59%	-21.78%	-4.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$445	$498	$588	$637	$574	$750
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	4.69%	4.29%	3.88%	3.42%	2.62%	1.90%
Portfolio Turnover Rate	161%	292%[4]	334%[4]	136%[4]	107%[4]	106%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 28%, 17%, 23%, 17%, and 2%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Long-Term Treasury Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$7.93	$7.90	$8.54	$9.36	$12.29	$13.55
Investment Operations
Net Investment Income[1]	.187	.352	.330	.302	.271	.252
Net Realized and Unrealized Gain (Loss) on Investments	(.425)	.030	(.640)	(.820)	(2.931)	(.923)
Total from Investment Operations	(.238)	.382	(.310)	(.518)	(2.660)	(.671)
Distributions
Dividends from Net Investment Income	(.182)	(.352)	(.330)	(.302)	(.270)	(.252)
Distributions from Realized Capital Gains	—	—	—	—	—	(.337)
Total Distributions	(.182)	(.352)	(.330)	(.302)	(.270)	(.589)
Net Asset Value, End of Period	$7.51	$7.93	$7.90	$8.54	$9.36	$12.29
Total Return[2]	-3.07%	4.87%	-3.72%	-5.50%	-21.70%	-4.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,265	$2,339	$2,254	$2,423	$2,464	$2,954
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	4.80%	4.40%	3.98%	3.51%	2.73%	2.00%
Portfolio Turnover Rate	161%	292%[4]	334%[4]	136%[4]	107%[4]	106%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 28%, 17%, 23%, 17%, and 2%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Long-Term Treasury Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate
12

Long-Term Treasury Fund
and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 9% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The
13

Long-Term Treasury Fund
value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2026, the fund’s average amounts of investments in interest rate swaps represented 8% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $61,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

Long-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,662,653	—	2,662,653
Asset-Backed/Commercial Mortgage-Backed Securities	—	869	—	869
Temporary Cash Investments	10,671	—	—	10,671
Options Purchased	177	1,815	—	1,992
Total	10,848	2,665,337	—	2,676,185

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,765	—	—	1,765
Swap Contracts[1]	—	1,553	—	1,553
Total	1,765	1,553	—	3,318
Liabilities
Options Written	(46)	(2,448)	—	(2,494)
Futures Contracts[1]	(4,348)	—	—	(4,348)
Swap Contracts[1]	—	(1,039)	—	(1,039)
Total	(4,394)	(3,487)	—	(7,881)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,895,738
Gross Unrealized Appreciation	4,317
Gross Unrealized Depreciation	(228,433)
Net Unrealized Appreciation (Depreciation)	(224,116)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $1,226,138,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended July 31, 2026, the fund purchased $4,515,284,000 of investment securities and sold $4,501,761,000 of investment securities, other than temporary cash investments.
G.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	36,503	4,596	106,258	13,205
Issued in Lieu of Cash Distributions	9,960	1,270	21,462	2,673
Redeemed	(73,135)	(9,276)	(219,722)	(27,555)
Net Increase (Decrease)—Investor Shares	(26,672)	(3,410)	(92,002)	(11,677)
Admiral Shares
Issued	272,701	34,790	735,615	92,438
Issued in Lieu of Cash Distributions	48,507	6,190	91,212	11,369
Redeemed	(267,427)	(34,126)	(754,318)	(94,373)
Net Increase (Decrease)—Admiral Shares	53,781	6,854	72,509	9,434
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
15

Long-Term Treasury Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99882 092026
16

Financial Statements
For the six-months ended July 31, 2026
Vanguard Short-Term Government Securities Active Fund
(formerly Vanguard Short-Term Federal Fund)

Contents
Financial Statements	1

Short-Term Government Securities Active Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (81.5%)
U.S. Government Securities (31.4%)
	United States Treasury Note/Bond	3.875%	12/31/2027	100,000	99,492
	United States Treasury Note/Bond	4.250%	2/15/2028	35,000	34,995
	United States Treasury Note/Bond	1.125%	2/29/2028	45,000	42,875
	United States Treasury Note/Bond	4.000%	2/29/2028	70,000	69,732
	United States Treasury Note/Bond	1.250%	3/31/2028	80,000	76,178
	United States Treasury Note/Bond	3.500%	10/15/2028	90,000	88,485
	United States Treasury Note/Bond	4.875%	10/31/2028	175,000	177,078
	United States Treasury Note/Bond	3.500%	2/15/2029	40,000	39,212
	United States Treasury Note/Bond	4.250%	2/28/2029	50,000	49,922
[1,2]	United States Treasury Note/Bond	4.125%	3/31/2029	105,000	104,450
[3]	United States Treasury Note/Bond	4.625%	4/30/2029	165,000	166,257
	United States Treasury Note/Bond	3.250%	6/30/2029	40,000	38,814
	United States Treasury Note/Bond	2.625%	7/31/2029	75,000	71,429
	United States Treasury Note/Bond	3.875%	12/31/2029	100,000	98,441
	United States Treasury Note/Bond	4.250%	1/31/2030	100,000	99,590
	United States Treasury Note/Bond	4.125%	8/31/2030	45,000	44,515
	United States Treasury Note/Bond	4.375%	11/30/2030	72,750	72,622
	United States Treasury Note/Bond	3.625%	12/31/2030	20,000	19,373
					1,393,460
Agency Bonds and Notes (2.6%)
	Federal Farm Credit Banks Funding Corp.	1.625%	5/21/2035	20,400	15,604
	Federal Farm Credit Banks Funding Corp.	1.730%	9/10/2035	38,759	29,604
	Federal Home Loan Banks	2.500%	2/21/2035	22,735	18,879
[4]	Federal Home Loan Mortgage Corp.	1.670%	7/27/2035	21,800	16,636
[4]	Federal National Mortgage Association	1.630%	9/14/2035	44,326	33,547
					114,270
Conventional Mortgage-Backed Securities (24.3%)
[4,5]	Fannie Mae Pool	0.950%	12/1/2027	4,234	4,041
[4,5]	Fannie Mae Pool	1.120%	12/1/2027	16,500	15,783
[4,5]	Fannie Mae Pool	1.160%	11/1/2026	8,500	8,420
[4,5]	Fannie Mae Pool	1.230%	12/1/2027–6/1/2028	3,690	3,523
[4,5]	Fannie Mae Pool	1.330%	3/1/2028–10/1/2028	36,060	34,226
[4,5,6]	Fannie Mae Pool	1.382%	12/1/2030	5,105	4,463
[4,5]	Fannie Mae Pool	1.385%	10/1/2028	2,670	2,493
[4,5]	Fannie Mae Pool	1.400%	10/1/2028	4,000	3,736
[4,5]	Fannie Mae Pool	1.455%	10/1/2028	1,801	1,683
[4,5]	Fannie Mae Pool	1.470%	10/1/2028	6,790	6,360
[4,5]	Fannie Mae Pool	1.530%	5/1/2027–10/1/2028	21,403	20,269
[4,5]	Fannie Mae Pool	1.540%	5/1/2028	3,000	2,847
[4,5]	Fannie Mae Pool	1.570%	9/1/2031	510	442
[4,5]	Fannie Mae Pool	1.680%	10/1/2031	3,586	3,104
[4,5]	Fannie Mae Pool	1.700%	9/1/2028	1,510	1,420
[4,5]	Fannie Mae Pool	1.740%	2/1/2029	6,320	5,891
[4,5,6]	Fannie Mae Pool	1.772%	8/1/2051	425	407
[4,5]	Fannie Mae Pool	1.780%	4/1/2031	340	299
[4,5]	Fannie Mae Pool	1.990%	2/1/2029	22,262	20,952
[4,5]	Fannie Mae Pool	2.120%	9/1/2026	4,100	4,083
[4,5]	Fannie Mae Pool	2.140%	10/1/2029	7,142	6,640
[4,5]	Fannie Mae Pool	2.190%	11/1/2026	50,000	49,651
[4,5]	Fannie Mae Pool	2.290%	10/1/2029	2,000	1,860
[4,5]	Fannie Mae Pool	2.340%	8/1/2026	20,000	19,947
[4,5]	Fannie Mae Pool	2.350%	3/1/2030	1,900	1,758
[4,5]	Fannie Mae Pool	2.360%	9/1/2028	1,470	1,405
[4,5]	Fannie Mae Pool	2.370%	12/1/2029	1,600	1,487
[4,5]	Fannie Mae Pool	2.380%	9/1/2028	11,713	11,210
[4,5]	Fannie Mae Pool	2.420%	8/1/2028–10/1/2029	22,322	21,398
[4,5]	Fannie Mae Pool	2.430%	1/1/2030	200	186
[4,5]	Fannie Mae Pool	2.470%	11/1/2028	28,257	27,016
[4,5]	Fannie Mae Pool	2.500%	11/1/2029	655	613
1

Short-Term Government Securities Active Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae Pool	2.510%	4/1/2029	463	439
[4,5]	Fannie Mae Pool	2.550%	9/1/2028–12/1/2029	3,673	3,501
[4,5]	Fannie Mae Pool	2.630%	4/1/2032	9,100	8,144
[4,5]	Fannie Mae Pool	2.650%	9/1/2028	20,146	19,401
[4,5]	Fannie Mae Pool	2.680%	6/1/2028	15,075	14,584
[4,5]	Fannie Mae Pool	2.740%	8/1/2029	9,525	9,017
[4,5]	Fannie Mae Pool	2.770%	9/1/2027	2,549	2,504
[4,5]	Fannie Mae Pool	2.820%	7/1/2027	3,689	3,629
[4,5,6]	Fannie Mae Pool	2.857%	11/1/2029	22,702	21,624
[4,5]	Fannie Mae Pool	2.870%	7/1/2027	38,200	37,657
[4,5]	Fannie Mae Pool	2.875%	10/1/2027	3,038	2,982
[4,5]	Fannie Mae Pool	2.880%	9/1/2027	10,000	9,829
[4,5]	Fannie Mae Pool	2.885%	5/1/2029	13,585	13,003
[4,5]	Fannie Mae Pool	2.890%	1/1/2028	3,700	3,618
[4,5]	Fannie Mae Pool	2.920%	8/1/2032	894	847
[4,5]	Fannie Mae Pool	2.930%	10/1/2027	6,210	6,102
[4,5]	Fannie Mae Pool	2.940%	8/1/2029	300	285
[4,5]	Fannie Mae Pool	2.960%	12/1/2026	6,593	6,555
[4,5]	Fannie Mae Pool	2.965%	1/1/2028	1,510	1,479
[4,5]	Fannie Mae Pool	2.970%	12/1/2027	2,446	2,401
[4,5]	Fannie Mae Pool	2.975%	9/1/2027	5,643	5,552
[4,5]	Fannie Mae Pool	2.980%	9/1/2027–1/1/2028	32,337	31,812
[4,5]	Fannie Mae Pool	2.990%	8/1/2027–7/1/2029	17,797	17,507
[4,5]	Fannie Mae Pool	3.000%	5/1/2027–10/1/2027	19,385	19,107
[4,5]	Fannie Mae Pool	3.010%	8/1/2027	8,520	8,398
[4,5]	Fannie Mae Pool	3.020%	3/1/2028	300	293
[4,5]	Fannie Mae Pool	3.030%	12/1/2027	15,652	15,340
[4,5]	Fannie Mae Pool	3.040%	7/1/2027–7/1/2029	12,841	12,660
[4,5]	Fannie Mae Pool	3.060%	8/1/2027	1,659	1,636
[4,5]	Fannie Mae Pool	3.080%	5/1/2029	1,207	1,162
[4,5]	Fannie Mae Pool	3.120%	1/1/2029	2,878	2,785
[4,5]	Fannie Mae Pool	3.140%	6/1/2029	861	830
[4,5]	Fannie Mae Pool	3.150%	11/1/2027	4,463	4,392
[4,5]	Fannie Mae Pool	3.180%	10/1/2029	1,900	1,818
[4,5]	Fannie Mae Pool	3.190%	5/1/2029	2,800	2,694
[4,5]	Fannie Mae Pool	3.205%	5/1/2029	1,316	1,268
[4,5,6]	Fannie Mae Pool	3.220%	4/1/2028	2,910	2,848
[4,5]	Fannie Mae Pool	3.230%	7/1/2027	2,207	2,182
[4,5,6]	Fannie Mae Pool	3.279%	1/1/2028	604	595
[4,5]	Fannie Mae Pool	3.290%	4/1/2027	800	794
[4,5]	Fannie Mae Pool	3.320%	7/1/2029	900	867
[4,5]	Fannie Mae Pool	3.420%	5/1/2028	538	527
[4,5]	Fannie Mae Pool	3.440%	5/1/2028	869	852
[4,5]	Fannie Mae Pool	3.470%	3/1/2029–10/1/2029	10,699	10,349
[4,5]	Fannie Mae Pool	3.480%	3/1/2029	1,139	1,108
[4,5]	Fannie Mae Pool	3.485%	4/1/2028	550	540
[4,5]	Fannie Mae Pool	3.500%	10/1/2029	52,664	51,019
[4,5]	Fannie Mae Pool	3.590%	2/1/2029	744	726
[4,5]	Fannie Mae Pool	3.620%	8/1/2029	2,733	2,652
[4,5]	Fannie Mae Pool	3.630%	8/1/2028	754	740
[4,5]	Fannie Mae Pool	3.650%	8/1/2028	600	588
[4,5]	Fannie Mae Pool	3.660%	1/1/2029	10,473	10,235
[4,5]	Fannie Mae Pool	3.680%	6/1/2028	1,062	1,047
[4,5]	Fannie Mae Pool	3.750%	11/1/2026	3,280	3,269
[4,5,6]	Fannie Mae Pool	3.788%	7/1/2028	7,142	7,044
[4,5]	Fannie Mae Pool	3.910%	1/1/2029	1,189	1,172
[4,5]	Fannie Mae Pool	4.040%	8/1/2030	1,487	1,450
[4,5]	Fannie Mae Pool	4.100%	3/1/2028	8,000	7,935
[4,5,6]	Fannie Mae Pool	4.304%	2/1/2056	11,899	11,565
[4,5]	Fannie Mae Pool	4.390%	7/1/2028	1,990	1,981
[4,5,6]	Fannie Mae Pool	4.522%	9/1/2055	1,778	1,744
[4,5,6]	Fannie Mae Pool	4.553%	10/1/2055	3,093	3,037
[4,5,6]	Fannie Mae Pool	4.592%	3/1/2056	2,907	2,874
[4,5,6]	Fannie Mae Pool	4.606%	6/1/2056	1,146	1,134
[4,5,6]	Fannie Mae Pool	4.615%	8/1/2055	1,076	1,068
[4,5,6]	Fannie Mae Pool	4.630%	11/1/2055	3,783	3,725
[4,5]	Fannie Mae Pool	4.670%	8/1/2029	98	96
[4,5]	Fannie Mae Pool	4.680%	4/1/2031	5,960	5,915
[4,5,6]	Fannie Mae Pool	4.713%	1/1/2056	470	466
[4,5]	Fannie Mae Pool	4.720%	6/1/2031	13,930	13,864
2

Short-Term Government Securities Active Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool	4.848%	12/1/2055	690	682
[4,5,6]	Fannie Mae Pool	4.859%	12/1/2055	5,895	5,844
[4,5]	Fannie Mae Pool	4.880%	7/1/2031	4,990	4,988
[4,5,6]	Fannie Mae Pool	4.891%	6/1/2056	189	187
[4,5,6]	Fannie Mae Pool	4.914%	6/1/2056	915	907
[4,5,6]	Fannie Mae Pool	4.939%	11/1/2055	398	396
[4,5,6]	Fannie Mae Pool	4.967%	11/1/2055	2,841	2,825
[4,5,6]	Fannie Mae Pool	4.992%	12/1/2055	21,498	21,386
[4,5,6]	Fannie Mae Pool	4.996%	8/1/2055	2,586	2,592
[4,5,6]	Fannie Mae Pool	5.047%	12/1/2055	1,004	1,001
[4,5,6]	Fannie Mae Pool	5.059%	1/1/2056	3,391	3,379
[4,5,6]	Fannie Mae Pool	5.079%	9/1/2055	4,237	4,227
[4,5,6]	Fannie Mae Pool	5.087%	12/1/2055	2,073	2,077
[4,5,6]	Fannie Mae Pool	5.115%	5/1/2056	129	128
[4,5,6]	Fannie Mae Pool	5.117%	10/1/2055	552	551
[4,5,6]	Fannie Mae Pool	5.133%	9/1/2055	1,182	1,182
[4,5,6]	Fannie Mae Pool	5.146%	6/1/2056	180	179
[4,5,6]	Fannie Mae Pool	5.149%	6/1/2053	2,091	2,101
[4,5,6]	Fannie Mae Pool	5.167%	12/1/2055	241	241
[4,5,6]	Fannie Mae Pool	5.284%	8/1/2056	1,200	1,202
[4,5,6]	Fannie Mae Pool	5.368%	5/1/2055	1,299	1,307
[4,5,6]	Fannie Mae Pool	5.401%	9/1/2055	6,400	6,436
[4,5,6]	Fannie Mae Pool	5.705%	9/1/2055	6,397	6,478
[4,5,6]	Freddie Mac Non Gold Pool	4.556%	10/1/2055	999	977
[4,5,6]	Freddie Mac Non Gold Pool	4.591%	1/1/2056	2,470	2,419
[4,5,6]	Freddie Mac Non Gold Pool	4.624%	3/1/2056	6,841	6,753
[4,5,6]	Freddie Mac Non Gold Pool	4.637%	6/1/2056	180	175
[4,5,6]	Freddie Mac Non Gold Pool	4.960%	11/1/2055	450	449
[4,5,6]	Freddie Mac Non Gold Pool	4.968%	2/1/2056	14,142	14,023
[4,5,6]	Freddie Mac Non Gold Pool	5.042%	9/1/2055	639	635
[4,5,6]	Freddie Mac Non Gold Pool	5.054%	5/1/2056	268	266
[4,5,6]	Freddie Mac Non Gold Pool	5.095%	11/1/2055	787	784
[4,5,6]	Freddie Mac Non Gold Pool	5.115%	9/1/2055	13,467	13,405
[4,5,6]	Freddie Mac Non Gold Pool	5.126%	12/1/2055	1,078	1,074
[4,5,6]	Freddie Mac Non Gold Pool	5.142%	8/1/2055	3,439	3,426
[4,5,6]	Freddie Mac Non Gold Pool	5.163%	10/1/2055	629	627
[4,5,6]	Freddie Mac Non Gold Pool	5.167%	10/1/2055	688	688
[4,5,6]	Freddie Mac Non Gold Pool	5.182%	11/1/2055	541	541
[4,5,6]	Freddie Mac Non Gold Pool	5.224%	10/1/2055	317	316
[4,5,6]	Freddie Mac Non Gold Pool	5.254%	5/1/2056	168	167
[4,5,6]	Freddie Mac Non Gold Pool	5.282%	9/1/2055	774	774
[4,5,6]	Freddie Mac Non Gold Pool	5.292%	9/1/2055	710	710
[4,5,6]	Freddie Mac Non Gold Pool	5.297%	9/1/2055	8,342	8,343
[4,5,6]	Freddie Mac Non Gold Pool	5.309%	11/1/2055	385	384
[4,5,6]	Freddie Mac Non Gold Pool	5.361%	10/1/2055	368	366
[4,5]	Freddie Mac Pool	1.050%	10/1/2027	13,200	12,691
[4,5]	Freddie Mac Pool	1.180%	5/1/2027	3,714	3,625
[4,5]	Freddie Mac Pool	1.650%	9/1/2028	800	755
[4,5]	Freddie Mac Pool	2.060%	10/1/2026	5,216	5,187
[4,5]	Freddie Mac Pool	2.120%	10/1/2026	4,691	4,666
[5]	Ginnie Mae II Pool	3.000%	2/20/2032–1/20/2033	99,431	96,010
[5,6]	Ginnie Mae II Pool	4.500%	9/20/2055–5/20/2056	54,244	53,363
[5,6,7]	Ginnie Mae II Pool	5.000%	11/20/2055–6/20/2056	7,299	7,284
[5]	Ginnie Mae II Pool	6.000%	6/20/2066–7/20/2066	16,364	16,581
[4,5]	UMBS Pool	2.000%	10/1/2031–3/1/2033	9,842	9,394
[4,5]	UMBS Pool	3.000%	7/1/2030–1/1/2033	3,384	3,317
[4,5]	UMBS Pool	3.500%	4/1/2031–5/1/2032	2,992	2,951
					1,081,898
Nonconventional Mortgage-Backed Securities (23.2%)
[4,5]	Fannie Mae REMICS	1.750%	5/25/2041–7/25/2042	11,743	10,622
[4,5]	Fannie Mae REMICS	2.000%	10/25/2032–2/25/2042	9,584	8,983
[4,5]	Fannie Mae REMICS	2.500%	11/25/2049–4/25/2050	22,278	20,183
[4,5]	Fannie Mae REMICS	3.000%	6/25/2033–6/25/2048	18,100	16,994
[4,5]	Fannie Mae REMICS	3.200%	2/25/2049	1,710	1,620
[4,5]	Fannie Mae REMICS	3.500%	10/25/2034–4/25/2045	8,222	7,918
[4,5]	Fannie Mae REMICS	4.500%	8/25/2032	48,636	47,800
[4,5,6]	Fannie Mae REMICS	4.616%	7/25/2055	31,534	31,504
[4,5,6]	Fannie Mae REMICS	4.916%	4/25/2056	8,804	8,842
[4,5,6]	Fannie Mae REMICS	4.966%	3/25/2055	10,085	10,195
3

Short-Term Government Securities Active Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae REMICS	5.000%	6/25/2036–12/25/2054	81,237	80,748
[4,5,6]	Fannie Mae REMICS	5.016%	6/25/2056	43,309	43,419
[4,5,6]	Fannie Mae REMICS	5.066%	6/25/2056	16,530	16,622
[4,5]	Fannie Mae REMICS	5.500%	9/25/2033–12/25/2054	9,222	9,260
[4,5]	Freddie Mac REMICS	1.000%	4/25/2031	6,058	5,662
[4,5]	Freddie Mac REMICS	2.000%	5/15/2041	4,491	4,062
[4,5]	Freddie Mac REMICS	2.250%	8/25/2049	12,485	10,867
[4,5]	Freddie Mac REMICS	3.000%	9/15/2032–6/25/2048	32,299	30,545
[4,5]	Freddie Mac REMICS	3.500%	3/15/2046	1,858	1,813
[4,5]	Freddie Mac REMICS	4.000%	7/15/2046	2,615	2,595
[4,5,6]	Freddie Mac REMICS	4.081%	8/25/2050	5,353	5,205
[4,5,6]	Freddie Mac REMICS	4.266%	8/25/2052–9/25/2052	41,984	41,434
[4,5]	Freddie Mac REMICS	4.500%	12/15/2048–12/25/2052	47,926	46,858
[4,5]	Freddie Mac REMICS	5.250%	5/25/2036	32,541	32,416
[4,5]	Freddie Mac STRIPS	4.000%	3/25/2031	86,649	84,271
[4,5]	Freddie Mac STRIPS	4.900%	8/25/2031	99,800	98,896
[5]	Ginnie Mae REMICS	2.250%	9/20/2051	16,677	15,351
[5]	Ginnie Mae REMICS	3.000%	3/20/2038–2/20/2052	16,233	15,334
[5,6]	Ginnie Mae REMICS	4.134%	5/20/2050	16,056	15,624
[5,6]	Ginnie Mae REMICS	4.371%	1/20/2056	23,842	23,563
[5,6]	Ginnie Mae REMICS	4.471%	7/20/2055	53,924	53,603
[5]	Ginnie Mae REMICS	4.500%	12/20/2051–2/20/2055	43,067	42,225
[5,6]	Ginnie Mae REMICS	4.621%	2/20/2056	73,644	73,787
[5,6]	Ginnie Mae REMICS	4.721%	6/20/2055	36,664	36,971
[5,6]	Ginnie Mae REMICS	4.871%	5/20/2055	25,125	25,226
[5,6]	Ginnie Mae REMICS	4.971%	7/20/2055	26,517	26,842
[5]	Ginnie Mae REMICS	5.000%	4/20/2038–12/20/2054	21,770	21,456
[5]	Ginnie Mae REMICS	5.500%	6/20/2052	2,036	2,053
					1,031,369
Total U.S. Government and Agency Obligations (Cost $3,654,081)					3,620,997
Asset-Backed/Commercial Mortgage-Backed Securities (17.4%)
[5,6,8]	Chase Home Lending Mortgage Trust Class A2A Series 2026-HYB1	5.375%	3/25/2057	3,000	2,990
[5,6,8]	Chase Home Lending Mortgage Trust Class A4 Series 2024-9	5.500%	9/25/2055	13,423	13,392
[5,6,8]	Chase Home Lending Mortgage Trust Class A4 Series 2025-8	6.000%	6/25/2056	1,622	1,627
[5,6,8]	Chase Home Lending Mortgage Trust Class A4 Series 2026-AGY1	5.000%	2/25/2057	22,926	22,546
[5,6,8]	Chase Home Lending Mortgage Trust Class A4A Series 2026-7	5.000%	5/25/2057	5,700	5,602
[5,6,8]	Ellington Financial Mortgage Trust Class A1 Series 2026-AE4	5.500%	6/25/2061	14,717	14,504
[4,5]	Fannie Mae-Aces Class 2A Series 2020-M26	2.065%	9/25/2029	4,550	4,233
[4,5,6]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/2027	8,425	8,368
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M1	2.417%	10/25/2026	18,580	18,489
[4,5]	Fannie Mae-Aces Class A2 Series 2017-M11	2.980%	8/25/2029	17,607	16,854
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M14	2.776%	11/25/2027	3,745	3,666
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M2	2.863%	2/25/2027	17,193	17,070
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	29,020	28,787
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	15,630	15,477
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M1	2.982%	12/25/2027	12,725	12,512
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M12	3.654%	8/25/2030	851	821
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M14	3.577%	8/25/2028	2,897	2,842
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M2	2.928%	1/25/2028	8,885	8,719
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M3	3.074%	2/25/2030	8,652	8,261
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M4	3.067%	3/25/2028	6,940	6,804
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M7	3.031%	3/25/2028	60,895	59,679
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M8	3.301%	6/25/2028	11,705	11,484
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M10	3.354%	7/25/2028	4,422	4,339
[4,5,6]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	6,795	6,505
[4,5]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	2,155	2,034
[4,5,6]	Fannie Mae-Aces Class A2 Series 2019-M2	3.626%	11/25/2028	3,697	3,626
[4,5]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	10,996	10,376
[4,5,6]	Fannie Mae-Aces Class A2 Series 2019-M25	2.330%	11/25/2029	2,965	2,772
[4,5]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	14,449	14,033
[4,5]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	5,158	4,973
[4,5]	Fannie Mae-Aces Class A2 Series 2020-M20	1.435%	10/25/2029	5,500	4,994
[4,5]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	2,511	2,258
[4,5]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	5,143	4,772
[4,5,6]	Fannie Mae-Aces Class A2 Series 2020-M52	1.323%	10/25/2030	1,639	1,446
[4,5]	Fannie Mae-Aces Class A2 Series 2020-M8	1.821%	2/25/2030	5,372	4,899
[4,5,6]	Fannie Mae-Aces Class A2 Series 2023-M6	4.172%	7/25/2028	3,616	3,587
[4,5,6]	Fannie Mae-Aces Class A2 Series 2024-M6	2.951%	7/25/2027	123,855	122,525
4

Short-Term Government Securities Active Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae-Aces Class AL Series 2012-M14		2.876%	9/25/2027	16,662	16,382
[4,5,6]	Fannie Mae-Aces Class ATS2 Series 2017-M15		3.178%	11/25/2027	53,644	53,000
[4,5,6]	Freddie Mac Multiclass Structured Pass Through Certificates Class A1 Series 2021-P007		1.100%	11/25/2027	2,998	2,869
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-1511		3.279%	10/25/2030	2,613	2,537
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K092		3.015%	4/25/2029	5,000	4,786
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K739		0.937%	9/25/2027	60,766	58,407
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K740		1.070%	10/25/2027	37,111	35,622
[5,6,8]	GS Mortgage-Backed Securities Trust Class A15 Series 2024-PJ1		6.000%	6/25/2054	6,967	6,956
[5,6,8]	JP Morgan Mortgage Trust Class A2A Series 2026-HYB2		5.500%	11/25/2056	3,700	3,704
[5,6,8]	OBX Trust Class A4 Series 2026-AHC2		5.500%	6/25/2056	1,291	1,286
[5,6,8]	OBX Trust Class A5 Series 2026-INV5		5.500%	8/25/2056	3,500	3,491
[5,6,8]	PMT Loan Trust Class A24 Series 2026-J3, SOFR30A + 1.800%		5.416%	6/25/2057	4,127	4,131
[5,6,8]	PMT Loan Trust Class A5 Series 2026-CNF6		5.500%	7/25/2057	6,700	6,673
[5,6,8]	PMT Loan Trust Class A8 Series 2026-INV6		5.500%	6/25/2057	8,277	8,238
[5,6,8]	PMT Loan Trust Class A8 Series 2026-INV7		5.500%	7/25/2057	8,500	8,467
[5,6,8]	Provident Funding Mortgage Trust Class A4 Series 2026-3		5.000%	8/25/2056	7,000	6,866
[5,6,8]	Radian Mortgage Capital Trust Class A15 Series 2025-J2		5.500%	11/25/2055	1,516	1,510
[5,6,8]	Radian Mortgage Capital Trust Class A15 Series 2025-J3		5.500%	12/25/2055	1,003	1,000
[5,6,8]	Rate Mortgage Trust Class A1 Series 2026-J2		5.000%	7/25/2056	10,954	10,506
[5,6,8]	Sequoia Mortgage Trust Class A1A Series 2026-HYB2		4.629%	7/25/2056	7,687	7,555
[5,6,8]	Sequoia Mortgage Trust Class A2 Series 2026-7		5.000%	6/25/2056	1,573	1,509
[5,6,8]	Sequoia Mortgage Trust Class A26F Series 2026-7, SOFR30A + 1.700%		5.316%	6/25/2056	8,751	8,559
[5,6,8]	Sequoia Mortgage Trust Class A5 Series 2026-9		5.000%	8/25/2056	14,200	13,976
[5,6,8]	Sequoia Mortgage Trust Class A5 Series 2026-INV1		4.500%	1/25/2056	29,489	28,687
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $778,162)						774,583
					Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[9]	Vanguard Market Liquidity Fund (Cost $55,620)		3.718%		556,257	55,620
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	3 Month SOFR Futures	8/14/2026	162	$96.12	405	3
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	100	$106.50	100	17
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	50	$106.00	50	19
	CBOT 10 Year U.S. Treasury Notes Futures	8/21/2026	38	$109.00	38	7
	CBOT 10 Year U.S. Treasury Notes Futures	10/23/2026	50	$109.00	50	29
						75
Put Options
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	50	$106.00	50	20
	CBOT 5 Year U.S. Treasury Notes Futures	8/21/2026	100	$106.50	100	69
	CBOT 10 Year U.S. Treasury Notes Futures	8/21/2026	38	$109.00	38	45
	CBOT U.S. Long Bond Futures	8/7/2026	35	$109.00	35	37
						171
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	37,390	60
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	25,110	128
						188
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	25,650	374
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	24,320	343
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	23,920	359
5

Short-Term Government Securities Active Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	25,110	242
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	9,210	213
					1,531
Total Options Purchased (Cost $1,433)					1,965
Total Investments (100.2%) (Cost $4,489,296)					4,453,165
Other Assets and Liabilities—Net (-0.2%)					(8,049)
Net Assets (100%)					4,445,116
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,949 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $7,012 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $270 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
8
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $183,775, representing 4.1% of net assets.

9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.
6

Short-Term Government Securities Active Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
3 Month SOFR Futures	8/14/2026	(162)	$96.31	405	(1)
CBOT 10 Year U.S. Treasury Notes Futures	10/23/2026	(50)	$ 111.00	50	(9)
					(10)

Put Options
CBOT U.S. Long Bond Futures	8/7/2026	(35)	$ 107.50	35	(15)
					(25)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	59,824	(31)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	42,690	(50)
					(81)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	47,830	(497)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	42,690	(108)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	25,650	(296)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	25,650	(231)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	48,640	(497)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	9,210	(639)
					(2,268)
					(2,349)
Total Options Written (Premiums Received $1,433)					(2,374)

BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	2,473	508,472	(853)
5-Year U.S. Treasury Note	September 2026	7,236	766,846	(5,700)
				(6,553)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2026	(461)	(49,788)	374
Long U.S. Treasury Bond	September 2026	(244)	(26,428)	624
Ultra 10-Year U.S. Treasury Note	September 2026	(1,259)	(138,116)	2,002
				3,000
				(3,553)

7

Short-Term Government Securities Active Fund
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/30/2028	10/5/2026 [1]	52,200	0.000 [2]	(4.012)[3]	122	122
6/11/2029	N/A	2,700	3.631 [2]	(4.005)[3]	7	7
6/11/2029	N/A	2,700	3.631 [2]	(3.988)[3]	9	9
6/11/2029	N/A	2,700	3.631 [2]	(4.000)[3]	8	8
6/12/2029	N/A	5,400	3.631 [2]	(3.975)[3]	19	19
11/29/2030	10/5/2026 [1]	54,000	0.000 [2]	(3.896)[3]	498	492
11/29/2030	10/5/2026 [1]	12,000	0.000 [2]	(3.895)[3]	111	111
6/30/2031	6/29/2029 [1]	43,970	3.795 [3]	(0.000)[2]	(270)	(270)
5/31/2033	9/30/2026 [1]	15,700	3.956 [3]	(0.000)[2]	(217)	(217)
5/31/2033	9/30/2026 [1]	15,300	4.020 [3]	(0.000)[2]	(155)	(155)
5/31/2033	9/30/2026 [1]	15,000	4.050 [3]	(0.000)[2]	(126)	(126)
2/15/2036	9/30/2026 [1]	32,000	0.000 [2]	(4.073)[3]	518	523
2/15/2036	9/30/2026 [1]	6,000	4.227 [3]	(0.000)[2]	(26)	(26)
2/15/2036	9/30/2026 [1]	5,800	0.000 [2]	(4.048)[3]	105	105
6/30/2036	6/30/2031 [1]	40,050	0.000 [2]	(4.091)[3]	560	560
5/16/2044	9/30/2026 [1]	8,000	4.444 [3]	(0.000)[2]	(74)	(74)
6/25/2046	6/25/2036 [1]	13,480	4.470 [3]	(0.000)[2]	(309)	(309)
7/20/2056	N/A	860	3.636 [2]	(4.235)[3]	37	36
					817	815

1Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
3Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Government Securities Active Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,433,676)	4,397,545
Affiliated Issuers (Cost $55,620)	55,620
Total Investments in Securities	4,453,165
Investment in Vanguard	95
Cash	594
Receivables for Investment Securities Sold	201,147
Receivables for Accrued Income	21,622
Receivables for Capital Shares Issued	1,933
Variation Margin Receivable—Centrally Cleared Swap Contracts	105
Other Assets	111
Total Assets	4,678,772
Liabilities
Payables for Investment Securities Purchased	224,078
Payables for Capital Shares Redeemed	4,088
Payables for Distributions	1,632
Payables to Vanguard	235
Options Written, at Value (Premiums Received $1,433)	2,374
Variation Margin Payable—Futures Contracts	1,249
Total Liabilities	233,656
Net Assets	4,445,116
At July 31, 2026, net assets consisted of:

Paid-in Capital	4,990,722
Total Distributable Earnings (Loss)	(545,606)
Net Assets	4,445,116

Investor Shares—Net Assets
Applicable to 32,759,817 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	333,710
Net Asset Value Per Share—Investor Shares	$10.19

Admiral™ Shares—Net Assets
Applicable to 403,608,839 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,111,406
Net Asset Value Per Share—Admiral Shares	$10.19

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Government Securities Active Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	90,653
Total Income	90,653
Expenses
The Vanguard Group—Note C
Investment Advisory Services	244
Management and Administrative—Investor Shares	300
Management and Administrative—Admiral Shares	1,639
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Admiral Shares	102
Custodian Fees	46
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	52
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	2,406
Net Investment Income	88,247
Realized Net Gain (Loss)
Investment Securities Sold[1]	(46,814)
Futures Contracts	(6,407)
Options Purchased	(225)
Options Written	(42)
Swap Contracts	4,443
Realized Net Gain (Loss)	(49,045)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(15,668)
Futures Contracts	(3,676)
Options Purchased	636
Options Written	(1,068)
Swap Contracts	(3)
Change in Unrealized Appreciation (Depreciation)	(19,779)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,423

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,707, ($10), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Government Securities Active Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	88,247	168,844
Realized Net Gain (Loss)	(49,045)	(4,501)
Change in Unrealized Appreciation (Depreciation)	(19,779)	76,987
Net Increase (Decrease) in Net Assets Resulting from Operations	19,423	241,330
Distributions
Investor Shares	(6,532)	(13,785)
Admiral Shares	(81,689)	(155,214)
Total Distributions	(88,221)	(168,999)
Capital Share Transactions
Investor Shares	(12,848)	(35,930)
Admiral Shares	29,372	95,028
Net Increase (Decrease) from Capital Share Transactions	16,524	59,098
Total Increase (Decrease)	(52,274)	131,429
Net Assets
Beginning of Period	4,497,390	4,365,961
End of Period	4,445,116	4,497,390

See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Government Securities Active Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.34	$10.17	$10.11	$10.15	$10.70	$11.02
Investment Operations
Net Investment Income[1]	.198	.385	.353	.340	.182	.054
Net Realized and Unrealized Gain (Loss) on Investments	(.150)	.170	.060	(.041)	(.545)	(.215)
Total from Investment Operations	.048	.555	.413	.299	(.363)	(.161)
Distributions
Dividends from Net Investment Income	(.198)	(.385)	(.353)	(.339)	(.187)	(.053)
Distributions from Realized Capital Gains	—	—	—	—	—	(.106)
Total Distributions	(.198)	(.385)	(.353)	(.339)	(.187)	(.159)
Net Asset Value, End of Period	$10.19	$10.34	$10.17	$10.11	$10.15	$10.70
Total Return[2]	0.46%	5.54%	4.16%	3.03%	-3.39%	-1.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$334	$352	$382	$422	$479	$612
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	3.88%	3.74%	3.49%	3.40%	1.76%	0.50%
Portfolio Turnover Rate[4]	232%	398%	403%	342%	442%	424%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 3%, 58%, 31%, 79%, 86%, and 87%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Government Securities Active Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.34	$10.17	$10.11	$10.15	$10.70	$11.02
Investment Operations
Net Investment Income[1]	.203	.395	.363	.350	.189	.065
Net Realized and Unrealized Gain (Loss) on Investments	(.150)	.171	.060	(.041)	(.542)	(.215)
Total from Investment Operations	.053	.566	.423	.309	(.353)	(.150)
Distributions
Dividends from Net Investment Income	(.203)	(.396)	(.363)	(.349)	(.197)	(.064)
Distributions from Realized Capital Gains	—	—	—	—	—	(.106)
Total Distributions	(.203)	(.396)	(.363)	(.349)	(.197)	(.170)
Net Asset Value, End of Period	$10.19	$10.34	$10.17	$10.11	$10.15	$10.70
Total Return[2]	0.51%	5.64%	4.26%	3.14%	-3.29%	-1.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,111	$4,146	$3,984	$4,440	$5,053	$7,258
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	3.98%	3.84%	3.59%	3.50%	1.84%	0.59%
Portfolio Turnover Rate[4]	232%	398%	403%	342%	442%	424%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 3%, 58%, 31%, 79%, 86%, and 87%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Short-Term Government Securities Active Fund
Notes to Financial Statements
Vanguard Short-Term Government Securities Active Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In June 2026, the board of trustees approved changing the fund’s name to Vanguard Short-Term Government Securities Active Fund to better reflect its existing investment strategy, which became effective in September 2026.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2026, counterparties had deposited in segregated accounts securities with a value of $273,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
14

Short-Term Government Securities Active Fund
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 18% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in
15

Short-Term Government Securities Active Fund
accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2026, the fund’s average amounts of investments in interest rate swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $95,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
16

Short-Term Government Securities Active Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,620,997	—	3,620,997
Asset-Backed/Commercial Mortgage-Backed Securities	—	774,583	—	774,583
Temporary Cash Investments	55,620	—	—	55,620
Options Purchased	246	1,719	—	1,965
Total	55,866	4,397,299	—	4,453,165

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,000	—	—	3,000
Swap Contracts[1]	—	1,992	—	1,992
Total	3,000	1,992	—	4,992
Liabilities
Options Written	(25)	(2,349)	—	(2,374)
Futures Contracts[1]	(6,553)	—	—	(6,553)
Swap Contracts[1]	—	(1,177)	—	(1,177)
Total	(6,578)	(3,526)	—	(10,104)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,488,035
Gross Unrealized Appreciation	7,663
Gross Unrealized Depreciation	(47,645)
Net Unrealized Appreciation (Depreciation)	(39,982)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $458,454,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended July 31, 2026, the fund purchased $10,227,508,000 of investment securities and sold $10,291,836,000 of investment securities, other than temporary cash investments.
G.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	21,704	2,114	57,931	5,629
Issued in Lieu of Cash Distributions	6,017	585	12,711	1,233
Redeemed	(40,569)	(3,943)	(106,572)	(10,353)
Net Increase (Decrease)—Investor Shares	(12,848)	(1,244)	(35,930)	(3,491)
Admiral Shares
Issued	430,682	41,892	994,913	96,680
Issued in Lieu of Cash Distributions	71,710	6,980	136,049	13,199
Redeemed	(473,020)	(46,043)	(1,035,934)	(100,695)
Net Increase (Decrease)—Admiral Shares	29,372	2,829	95,028	9,184
17

Short-Term Government Securities Active Fund
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99402 092026
18

Financial Statements
For the six-months ended July 31, 2026
Vanguard Short-Term Investment-Grade Fund

Contents
Financial Statements	1

Short-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.7%)
U.S. Government Securities (5.8%)
	United States Treasury Note/Bond	3.500%	10/31/2027	412,979	409,333
	United States Treasury Note/Bond	3.625%	3/31/2028	409,139	404,984
	United States Treasury Note/Bond	1.250%	4/30/2028	290,558	275,917
	United States Treasury Note/Bond	1.000%	7/31/2028	172,501	161,780
	United States Treasury Note/Bond	1.250%	9/30/2028	135,000	126,541
	United States Treasury Note/Bond	3.250%	6/30/2029	195,000	189,219
	United States Treasury Note/Bond	4.000%	7/31/2029	134,032	132,754
	United States Treasury Note/Bond	3.500%	9/30/2029	134,918	131,556
[1]	United States Treasury Note/Bond	4.000%	10/31/2029	184,944	182,950
	United States Treasury Note/Bond	4.125%	11/30/2029	103,165	102,408
[2,3]	United States Treasury Note/Bond	4.250%	1/31/2030	252,056	251,022
	United States Treasury Note/Bond	3.500%	4/30/2030	253,054	245,354
	United States Treasury Note/Bond	4.000%	5/31/2030	255,000	251,543
	United States Treasury Note/Bond	3.750%	6/30/2030	118,500	115,787
	United States Treasury Note/Bond	4.000%	7/31/2030	203,000	200,066
	United States Treasury Note/Bond	4.125%	8/31/2030	20,000	19,784
					3,200,998
Conventional Mortgage-Backed Securities (0.9%)
[4,5]	Fannie Mae Pool	4.720%	6/1/2031	142,500	141,976
[4,6]	Ginnie Mae II Pool	4.500%	2/20/2056–5/20/2056	88,581	87,112
[4,6,7]	Ginnie Mae II Pool	5.000%	3/20/2056–6/20/2056	40,211	40,133
[4]	Ginnie Mae II Pool	6.000%	5/20/2063–7/20/2066	251,169	254,456
					523,677
Nonconventional Mortgage-Backed Securities (1.0%)
[4,5]	Fannie Mae REMICS	4.500%	1/25/2056	98,596	94,751
[4,5]	Fannie Mae REMICS	5.000%	11/25/2048–8/25/2054	87,749	86,820
[4,5]	Fannie Mae REMICS	5.500%	4/25/2036	16,921	17,071
[4,5]	Freddie Mac REMICS	4.500%	6/25/2050	73,429	71,786
[4,5]	Freddie Mac REMICS	4.750%	5/25/2055	17,304	16,909
[4,5]	Freddie Mac REMICS	5.000%	1/25/2054	48,385	47,839
[4]	Ginnie Mae REMICS	4.500%	12/20/2049–3/20/2053	168,610	164,511
[4]	Ginnie Mae REMICS	5.000%	12/20/2052	16,028	15,912
[4]	Ginnie Mae REMICS	5.500%	9/20/2051	12,544	12,611
					528,210
Total U.S. Government and Agency Obligations (Cost $4,283,802)					4,252,885
Asset-Backed/Commercial Mortgage-Backed Securities (9.2%)
[4,8]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	1,830	1,831
[4,8]	Affirm Asset Securitization Trust Class C Series 2026-X1	4.820%	4/15/2031	2,110	2,104
[4,8]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	17,480	17,316
[4,8]	Affirm Master Trust Class A Series 2026-3A	4.780%	8/15/2034	48,960	48,989
[4,8]	Affirm Master Trust Class B Series 2025-3A	4.750%	10/16/2034	2,020	1,998
[4,8]	Affirm Master Trust Class B Series 2026-3A	5.030%	8/15/2034	2,600	2,601
[4,8]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	14,680	14,506
[4,8]	Affirm Master Trust Class C Series 2026-3A	5.180%	8/15/2034	2,760	2,761
[4,8]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	2,890	2,864
[4,8]	Affirm Master Trust Class D Series 2026-3A	5.420%	8/15/2034	2,230	2,230
[4,6,7,8]	AIMCO CLO 18 Ltd. Class A1R2 Series 2022-18AR, TSFR3M + 1.200%	5.043%	7/20/2039	14,140	14,140
[4,8]	Aligned Data Centers Issuer LLC Class A2I Series 2026-1A	5.909%	6/15/2056	17,150	17,085
[4,8]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/2029	4,759	4,805
[4]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/2029	3,456	3,486
[4,8]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/2034	3,095	3,136
[4,8]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/2034	3,285	3,346
[4,8]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/2032	3,408	3,451
[4,8]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	2,813	2,825
[4,8]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	687	695
[4,8]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	2,010	2,019
[4,8]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	684	691

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	1,494	1,501
[4,8]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	4,577	4,567
[4,8]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	5,724	5,694
[4,8]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	375	379
[4,8]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	1,107	1,110
[4,8]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	2,142	2,135
[4,8]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	2,145	2,133
[4,8]	Ally Bank Class B Series 2026-A	4.709%	3/15/2034	3,053	3,043
[4,8]	Ally Bank Class C Series 2026-A	4.856%	3/15/2034	4,062	4,052
[4,8]	Ally Bank Class D Series 2026-A	5.248%	3/15/2034	1,919	1,913
[4,8]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/2030	4,509	4,539
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/2029	9,730	9,883
[4,8]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/2041	16,895	16,346
[4,8]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/2042	15,797	14,911
[4,8]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	10,253	9,854
[4,8]	AMSR Trust Class A Series 2026-SFR1	3.775%	4/17/2043	4,690	4,389
[4,8]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/2041	11,101	10,635
[4,8]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	7,890	7,497
[4,6,8]	Apidos CLO XLVII Ltd. Class A1R Series 2024-47A, TSFR3M + 1.250%	5.060%	4/26/2039	12,060	12,066
[4,6,8]	Apidos CLO XLVII Ltd. Class BR Series 2024-47A, TSFR3M + 1.580%	5.390%	4/26/2039	7,110	7,134
[4,6,7,8]	APIDOS CLO XLVIII Ltd. Class A1R Series 2024-48AR, TSFR3M + 1.220%	4.958%	7/25/2039	14,180	14,180
[4,8]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	3,580	3,600
[4,8]	AutoNation Finance Trust Class C Series 2026-1A	4.560%	10/14/2031	2,770	2,732
[4,8]	AutoNation Finance Trust Class C Series 2026-2A	5.110%	6/15/2032	4,110	4,104
[4,8]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	4,630	4,650
[4,8]	AutoNation Finance Trust Class D Series 2026-1A	5.070%	1/11/2034	5,640	5,562
[4,8]	AutoNation Finance Trust Class D Series 2026-2A	5.750%	5/15/2034	5,830	5,819
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/2028	2,450	2,478
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/2030	15,544	15,940
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/2030	11,201	11,319
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/2030	10,765	10,839
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/2029	6,780	6,775
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-1A	4.280%	8/20/2030	7,610	7,476
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-2A	4.600%	8/20/2032	7,940	7,771
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/2030	6,180	6,221
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	1,690	1,692
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/2031	2,500	2,504
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-2A	5.000%	8/20/2032	5,070	4,940
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-3A	5.210%	4/20/2031	3,520	3,499
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/2029	4,842	4,899
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	740	742
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/2029	1,130	1,138
[4,8]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/2031	1,160	1,179
[4,8]	Avis Budget Rental Car Funding LLC Class A Series 2026-4A	5.090%	12/20/2032	13,840	13,734
[4,8]	Avis Budget Rental Car Funding LLC Class B Series 2026-4A	5.480%	12/20/2032	3,730	3,699
[4,6,8]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.879%	10/20/2036	7,155	7,151
[4,6,8]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.550%	5.279%	10/20/2036	7,430	7,425
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.286%	9/15/2048	1,519	1,469
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.607%	9/20/2046	2,054	1,790
[4]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	8,650	8,081
[4]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	11,703	10,942
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/2050	3,692	3,657
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	6,207	6,063
[4,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	1,348	1,332
[4]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	3,127	3,051
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	2,961	2,917
[4]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/2057	5,802	5,902
[4]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	9,947	9,571
[4]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	2,724	2,563
[4,6,8]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.893%	1/15/2038	4,690	4,688
[4,6,8]	Barings CLO Ltd. Class B Series 2025-7A, TSFR3M + 1.500%	5.253%	1/15/2038	12,360	12,387
[4,6,8]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.759%	4/20/2034	5,718	5,718
[4,6,8]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.229%	4/20/2034	7,890	7,901
[4,6,8]	Bayview Opportunity Master Fund VII LLC Class A Series 2026-CRD1, SOFR30A + 1.600%	5.216%	9/25/2034	34,340	34,340
[4,8]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	2,957	2,963
[4,8]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/2028	4,329	4,352
[4,8]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/2029	5,221	5,281
[4,6,8]	BBAM US CLO VII Ltd. Class A1 Series 2026-7A, TSFR3M + 1.230%	5.008%	7/27/2039	11,770	11,769
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/2055	795	793
[4]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/2057	1,935	1,938

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	12,643	12,416
[4,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	10,175	10,383
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.012%	5/25/2047	2,772	2,499
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.980%	10/25/2036	2,761	2,329
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/2057	3,879	3,954
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	6,587	6,621
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	14,344	14,127
[4,6,8]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	4.979%	10/20/2038	8,340	8,351
[4,6,8]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.279%	10/20/2038	9,490	9,488
[4,6,8]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.674%	10/10/2042	7,280	7,140
[4,8]	BHG Owner Loan Trust Class A Series 2026-1CON	4.810%	6/17/2037	8,044	7,990
[4,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/2057	4,064	4,197
[4,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	2,515	2,552
[4]	BMO Mortgage Trust Class A3 Series 2026-5C15	5.684%	6/15/2059	11,570	11,808
[4,6]	BMO Mortgage Trust Class AS Series 2026-5C15	5.984%	6/15/2059	6,920	7,029
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	6,170	6,171
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	4,110	4,098
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-2	4.880%	2/17/2032	4,090	4,081
[4,8]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	9,270	8,717
[4,6,8]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	12,940	12,854
[4,6,8]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.724%	8/16/2029	16,790	16,782
[4,6,8]	Capital Street Master Trust Class A Series 2026-1, SOFR30A + 1.150%	4.770%	5/16/2030	32,521	32,492
[4,6,7,8]	Capital Street Master Trust Class A Series 2026-2, SOFR30A + 1.300%	4.919%	8/16/2030	62,810	62,810
[4]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/2030	2,308	2,310
[4]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/2030	1,472	1,479
[4]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/2030	2,326	2,344
[4]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/2030	2,526	2,530
[4]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/2030	2,744	2,757
[4]	CarMax Auto Owner Trust Class C Series 2025-3	4.880%	4/15/2031	2,330	2,326
[4]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	3,020	3,003
[4]	CarMax Auto Owner Trust Class C Series 2026-3	5.000%	10/15/2032	1,880	1,873
[4]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/2031	1,652	1,668
[4]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/2031	2,052	2,059
[4]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/2031	2,317	2,334
[4]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	2,240	2,262
[4]	CarMax Auto Owner Trust Class D Series 2025-3	5.220%	5/17/2032	2,700	2,692
[4]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	1,210	1,202
[4]	CarMax Auto Owner Trust Class D Series 2026-1	4.930%	1/18/2033	1,690	1,669
[4]	CarMax Auto Owner Trust Class D Series 2026-2	5.100%	4/18/2033	1,780	1,760
[4]	CarMax Auto Owner Trust Class D Series 2026-3	5.360%	7/15/2033	2,560	2,554
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	1,207	1,203
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	5,083	4,988
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/2050	6,663	6,598
[4,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	2,696	2,646
[4,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	4,206	4,132
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	3,150	1,575
[4,6]	CD Mortgage Trust Class C Series 2018-CD7	4.838%	8/15/2051	2,686	2,502
[4,6,8]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	9,960	9,866
[4,8]	Chase Auto Credit Linked Notes Class C Series 2026-1	5.085%	7/25/2034	1,240	1,241
[4,8]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	730	727
[4,8]	Chase Auto Credit Linked Notes Class D Series 2026-1	5.281%	7/25/2034	700	700
[4,8]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/2029	1,756	1,767
[4,8]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	4,091	4,129
[4,8]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/2030	6,739	6,779
[4,8]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/2030	1,642	1,656
[4,8]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/2030	2,753	2,780
[4,8]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/2030	7,289	7,351
[4,8]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/2030	3,654	3,612
[4,8]	Chase Auto Owner Trust Class C Series 2025-1A	4.930%	12/26/2030	2,020	2,015
[4,8]	Chase Auto Owner Trust Class C Series 2025-2A	4.530%	4/25/2031	1,500	1,476
[4,8]	Chase Auto Owner Trust Class C Series 2026-1A	5.110%	6/25/2032	2,385	2,384
[4,8]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/2031	2,580	2,609
[4,8]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/2031	5,190	5,246
[4,8]	Chase Auto Owner Trust Class D Series 2024-4A	5.790%	11/25/2031	2,510	2,530
[4,8]	Chase Auto Owner Trust Class D Series 2025-1A	5.240%	11/26/2032	2,150	2,138
[4,8]	Chase Auto Owner Trust Class D Series 2025-2A	5.030%	2/25/2033	4,170	4,095
[4,8]	Chase Auto Owner Trust Class D Series 2026-1A	5.560%	9/26/2033	5,830	5,807
[4,6,8]	Chase Home Lending Mortgage Trust Class A2A Series 2026-HYB1	5.375%	3/25/2057	37,806	37,685
[4,6,8]	Chase Home Lending Mortgage Trust Class A4 Series 2025-8	6.000%	6/25/2056	20,011	20,074
[4,6,8]	Chase Home Lending Mortgage Trust Class A4A Series 2026-7	5.000%	5/25/2057	70,500	69,288

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.646%	3/20/2036	1,873	1,793
[4,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.171%	2/25/2047	2,256	2,097
[4,6,8]	CIFC Funding Ltd. Class A1 Series 2025-6A, TSFR3M + 1.250%	5.002%	10/23/2038	2,050	2,053
[4,6,8]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.864%	1/21/2037	4,010	4,008
[4,6,8]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.302%	10/23/2038	3,800	3,815
[4,6,8]	CIFC Funding Ltd. Class BR Series 2023-2A, TSFR3M + 1.450%	5.184%	1/21/2037	11,600	11,618
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	4,755	4,683
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	5,267	5,202
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/2072	17,538	16,469
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	3,607	3,305
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.336%	9/10/2058	3,797	3,238
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.245%	9/15/2050	2,050	1,702
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.738%	7/25/2037	135	124
[4,8]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/2049	18,506	18,588
[4,8]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	775	763
[4,8]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	21,420	20,828
[4,8]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	27,070	26,479
[4,8]	Compass Datacenters Issuer III LLC Class A21 Series 2026-1A	4.897%	2/25/2056	18,080	17,620
[4,8]	Compass Datacenters Issuer III LLC Class A22 Series 2026-1A	5.289%	2/25/2056	10,670	10,448
[4,8]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	30,890	30,901
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/2052	1,205	1,127
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	2,807	2,799
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.198%	8/15/2048	3,385	3,270
[4,8]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	5,776	5,652
[4,8]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	14,850	14,603
[4,8]	DB Master Finance LLC Class A2I Series 2026-1A	5.200%	5/20/2056	34,430	34,161
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	3,360	3,317
[4]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	10,442	9,280
[4,8]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/2030	2,137	2,141
[4,8]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/2030	1,500	1,503
[4,8]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	2,870	2,849
[4,8]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/2031	870	872
[4,8]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/2031	1,500	1,513
[4,8]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	3,595	3,564
[4,8]	Dell Equipment Finance Trust Class D Series 2026-1A	5.190%	11/22/2032	1,360	1,351
[4,8]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/2031	2,591	2,624
[4,8]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/2030	1,063	1,066
[4,8]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/2049	17,964	17,165
[4,8]	Domino's Pizza Master Issuer LLC Class A2I Series 2025-1A	4.930%	7/25/2055	32,160	31,660
[4]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/2031	13,792	13,905
[4]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/2032	25,144	25,193
[4]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/2032	36,420	36,565
[4]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	17,880	17,681
[4,6,8]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.843%	10/15/2037	2,730	2,731
[4,6,8]	Dryden 115 CLO Ltd. Class A1R Series 2024-115A, TSFR3M + 1.210%	4.939%	4/18/2037	4,210	4,210
[4,6,8]	Dryden 42 Senior Loan Fund Class A1R3 Series 2016-42AR, TSFR3M + 1.190%	4.943%	7/15/2037	8,930	8,926
[4,6,8]	Dryden 90 CLO Ltd. Class A1R Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	8,970	8,982
[4,6,8]	Dryden 90 CLO Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	9,320	9,341
[4,6,8]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.145%	8/10/2042	6,030	6,013
[4,6,8]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	4.531%	10/25/2056	3,560	3,555
[4,8]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/2038	719	712
[4,6,8]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.220%	4.973%	10/15/2038	6,120	6,121
[4,6,8]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.550%	5.303%	10/15/2038	4,720	4,737
[4,8]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	4,462	4,484
[4,8]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	3,838	3,847
[4]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	5,050	5,009
[4]	Exeter Automobile Receivables Trust Class C Series 2026-3A	4.920%	10/15/2032	12,460	12,414
[4]	Exeter Automobile Receivables Trust Class D Series 2025-5A	5.160%	3/15/2032	13,920	13,811
[4]	Exeter Automobile Receivables Trust Class D Series 2026-1A	5.000%	5/17/2032	27,500	27,086
[4]	Exeter Select Automobile Receivables Trust Class B Series 2025-2	4.630%	11/17/2031	1,240	1,235
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.616%	5/25/2044	4,459	4,463
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	4.766%	9/25/2044	7,425	7,441
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.566%	1/25/2045	6,551	6,553
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.616%	2/25/2045	6,278	6,282
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.516%	9/25/2045	5,877	5,877

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.566%	2/25/2046	9,318	9,323
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.316%	7/25/2043	584	585
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.666%	1/25/2044	5,677	5,673
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.716%	2/25/2044	309	308
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.616%	7/25/2044	12,670	12,682
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.616%	7/25/2045	7,004	7,012
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.566%	9/25/2043	1,308	1,309
[4,8]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/2031	4,950	4,964
[4,5,6,8]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.566%	9/25/2045	5,225	5,228
[4,5,6,8]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2026-HQA1, SOFR30A + 1.000%	4.616%	5/25/2046	9,296	9,325
[4,5,6,8]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class M1 Series 2026-HQA1, SOFR30A + 1.250%	4.866%	5/25/2046	18,055	18,073
[4,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	3.676%	11/25/2036	1,136	521
[4,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	4.434%	1/25/2037	2,424	1,054
[4,8]	First Investors Auto Owner Trust Class C Series 2025-1A	4.750%	12/15/2031	4,890	4,857
[4,8]	First Investors Auto Owner Trust Class C Series 2026-1	5.380%	7/15/2032	12,900	12,899
[4,8]	First Investors Auto Owner Trust Class D Series 2025-1A	5.220%	12/15/2033	3,630	3,578
[4,8]	First Investors Auto Owner Trust Class D Series 2026-1	5.800%	4/17/2034	13,680	13,614
[4,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/2056	807	814
[4,6,8]	Flatiron CLO 24 Ltd. Class A1R Series 2023-2A, TSFR3M + 1.190%	4.943%	1/15/2039	10,550	10,548
[4,6,8]	Flatiron CLO 24 Ltd. Class BR Series 2023-2A, TSFR3M + 1.400%	5.153%	1/15/2039	4,210	4,218
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	3,645	3,662
[4,8]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/2036	12,636	12,749
[4]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/2030	3,399	3,408
[4,8]	Ford Credit Auto Owner Trust Class B Series 2025-2	4.670%	2/15/2038	7,970	7,873
[4]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/2031	11,827	12,038
[4,8]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/2031	4,471	4,428
[4,8]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/2031	10,384	10,552
[4]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	6,630	6,639
[4]	Ford Credit Floorplan Master Owner Trust Class B Series 2026-2	4.850%	5/15/2033	2,020	2,001
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.466%	11/25/2043	3,513	3,531
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.666%	10/25/2044	1,063	1,064
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	4.866%	8/25/2044	13,849	13,897
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.566%	1/25/2045	2,175	2,177
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.716%	5/25/2045	6,271	6,287
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.566%	2/25/2045	3,982	3,985
[4,6,7,8,9]	GCM CLO 2026-2 Ltd. Class A1 Series 2026-2A, TSFR3M + 1.270%	5.570%	7/20/2039	6,920	6,920
[4,6,8]	GCM CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.320%	5.016%	7/20/2039	11,960	11,978
[4,6,8]	GCM CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.600%	5.296%	7/20/2039	4,880	4,896
[4,6,8]	GGP Trust Class A Series 2026-TY	4.670%	3/5/2043	13,450	13,154
[4,8]	GLS Auto Receivables Issuer Trust Class C Series 2026-2A	4.900%	1/15/2032	18,690	18,610
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	5,790	5,807
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	4,180	4,166
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/2029	2,203	2,218
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/2029	3,370	3,400
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/2030	7,177	7,252
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/2030	2,298	2,300
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/2030	1,415	1,422
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	1,180	1,174
[4,8]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/2034	1,776	1,770
[4,8]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	3,740	3,853
[4,8]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/2036	4,994	5,036
[4,8]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/2037	2,431	2,415
[4,8]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	3,209	3,199
[4,8]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/2037	17,066	17,004
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.706%	11/19/2035	217	193
[4,8]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/2031	2,853	2,880
[4,8]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	5,848	5,866
[4,8]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/2030	4,450	4,445
[4,6,8]	Goldentree Loan Management U.S. CLO 12 Ltd. Class AR2 Series 2022-12A, TSFR3M + 1.200%	4.929%	7/20/2036	9,570	9,568
[4,6,8]	Goldentree Loan Management US CLO 28 Ltd. Class A Series 2026-28A, TSFR3M + 1.170%	4.899%	10/20/2039	7,230	7,224

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6,8]	Goldentree Loan Management US CLO 28 Ltd. Class B Series 2026-28A, TSFR3M + 1.400%	5.129%	10/20/2039	6,670	6,679
[4,6,8]	Goldentree Loan Management US CLO 9 Ltd. Class BR2 Series 2021-9A, TSFR3M + 1.600%	5.329%	4/20/2037	2,730	2,735
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	2,374	2,340
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/2051	4,736	4,679
[4,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/2051	3,668	3,614
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	11,684	10,643
[4]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/2053	890	806
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.377%	9/10/2047	16,663	15,601
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.545%	10/10/2048	3,778	1,209
[4,6,8]	GS Mortgage-Backed Securities Trust Class A5 Series 2026-PJ6	5.000%	9/25/2056	10,195	10,033
[4,8]	Hertz Vehicle Financing III LLC Class A Series 2025-5A	4.620%	5/25/2030	9,050	8,919
[4,8]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	4.890%	5/25/2032	10,600	10,362
[4,8]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	5.820%	5/25/2032	5,410	5,218
[4,8]	Hertz Vehicle Financing III LLC Class A Series 2026-1A	5.090%	11/25/2030	14,270	14,198
[4,8]	Hertz Vehicle Financing III LLC Class A Series 2026-2A	5.400%	11/25/2032	12,000	11,948
[4,8]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/2029	10,024	10,117
[4,8]	Hertz Vehicle Financing III LLC Class B Series 2026-1A	5.670%	11/25/2030	2,750	2,742
[4,8]	Hertz Vehicle Financing III LLC Class B Series 2026-2A	6.080%	11/25/2032	8,193	8,141
[4,8]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/2029	6,322	6,387
[4,8]	Hertz Vehicle Financing III LLC Class C Series 2025-5A	5.500%	5/25/2030	3,900	3,832
[4,8]	Hertz Vehicle Financing III LLC Class C Series 2026-1A	6.450%	11/25/2030	5,810	5,790
[4,8]	Hertz Vehicle Financing III LLC Class C Series 2026-2A	6.760%	11/25/2032	6,890	6,843
[4,8]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	3,095	3,106
[4,8]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	4,318	4,323
[4,8]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	9,683	9,733
[4,8]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	4,490	4,479
[4,8]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	2,690	2,661
[4,8]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/2031	7,129	7,175
[4,8]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/2032	5,041	5,077
[4,8]	HPEFS Equipment Trust Class D Series 2025-1A	4.990%	3/21/2033	7,850	7,806
[4,8]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	3,860	3,807
[4,8]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	2,902	2,925
[4,8]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	5,105	5,122
[4,8]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	12,458	12,447
[4,8]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	16,906	16,836
[4,8]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	14,455	14,288
[4]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/2032	11,153	11,135
[4]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/2030	5,905	5,945
[4]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/2031	2,241	2,239
[4]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/2031	3,931	3,917
[4]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/2031	5,990	6,045
[4]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/2031	11,281	11,389
[4]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/2032	6,161	6,168
[4]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	5,960	5,955
[4]	Hyundai Auto Receivables Trust Class C Series 2025-C	4.370%	1/18/2033	8,040	7,897
[4]	Hyundai Auto Receivables Trust Class C Series 2026-B	5.010%	10/17/2033	9,100	9,079
[4,6,8]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	4.879%	11/5/2037	2,780	2,746
[4,8]	Jersey Mike's Funding LLC Class A2I Series 2026-1A	4.952%	2/15/2056	17,157	16,779
[4,6,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/2043	473	451
[4,6,8]	JP Morgan Mortgage Trust Class A2A Series 2026-HYB2	5.500%	11/25/2056	45,600	45,653
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/2050	5,723	5,679
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	5,666	5,627
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	5,404	5,316
[4,8]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/2029	2,925	2,951
[4,8]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/2030	4,984	4,986
[4,8]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/2029	1,719	1,740
[4,8]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/2030	4,054	4,055
[4,8]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/2030	5,041	5,058
[4,8]	LAD Auto Receivables Trust Class C Series 2025-2A	4.700%	8/16/2032	2,950	2,927
[4,8]	LAD Auto Receivables Trust Class C Series 2025-3A	4.600%	3/15/2033	4,590	4,514
[4,8]	LAD Auto Receivables Trust Class C Series 2026-2A	4.940%	10/17/2033	2,720	2,690
[4,8]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/2031	1,444	1,470
[4,8]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/2032	2,772	2,763
[4,8]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/2032	10,546	10,593
[4,8]	LAD Auto Receivables Trust Class D Series 2025-2A	5.010%	12/15/2032	3,040	3,008
[4,8]	LAD Select Auto Receivables Trust Class C Series 2026-A	5.250%	11/15/2032	5,740	5,737
[4,8]	LAD Select Auto Receivables Trust Class D Series 2026-A	5.600%	11/15/2032	2,430	2,428
[4,6,8]	LBTY Commercial Mortgage Trust Class A Series 2026-225L	4.593%	2/10/2043	7,940	7,735
[4,6,8]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	4.885%	10/24/2037	4,740	4,737
[4,6,8]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.450%	5.225%	10/24/2037	12,480	12,494

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Lohrasp Enterprise II LLC Class A21 Series 2026-1A	5.512%	7/15/2056	15,300	15,267
[4,8]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	21,051	21,118
[4,8]	M&T Bank RV Trust Class A Series 2026-1A	4.350%	1/15/2046	14,095	13,789
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	5.716%	4/25/2034	15	15
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.000%	7/25/2033	45	43
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	5.766%	2/25/2033	115	112
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	2,349	2,315
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.949%	7/15/2046	3,201	2,958
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/2050	1,358	1,348
[4,8]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	7,551	7,144
[4,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/2051	5,405	5,339
[4]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	3,294	3,099
[4,6]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/2051	3,379	3,315
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	5.493%	6/25/2036	794	770
[4,8]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	11,482	11,087
[4,8]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	10,567	10,524
[4,8]	Navient Education Loan Trust Class A Series 2026-A	4.860%	9/15/2056	6,030	5,948
[4,8]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	8,691	8,605
[4,8]	Navient Refinance Loan Trust Class A Series 2026-A	4.500%	1/18/2056	8,420	8,248
[4,8]	Navient Refinance Loan Trust Class A Series 2026-B	5.070%	6/15/2056	13,360	13,288
[4,6,8]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	5.325%	3/15/2072	464	467
[4,8]	Nelnet Student Loan Trust Class A1A Series 2025-DA	4.650%	8/20/2054	8,253	8,058
[4,6,8]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.921%	2/21/2061	21,737	21,737
[4,8]	Nelnet Student Loan Trust Class B Series 2025-DA	4.860%	8/20/2054	10,550	10,403
[4,8]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	33,789	33,252
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	3,988	4,008
[4]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	3,280	3,274
[4]	Nissan Auto Lease Trust Class C Series 2026-B	5.080%	10/15/2030	5,900	5,898
[4,6,8]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.668%	11/5/2038	2,160	2,137
[4,6,8]	NYC Trust Class A Series 2026-9W57	4.890%	6/6/2040	9,780	9,638
[4,6,8]	OBX Trust Class A4 Series 2026-AHC2	5.500%	6/25/2056	15,993	15,930
[4,6,8]	OBX Trust Class A5 Series 2026-INV5	5.500%	8/25/2056	43,500	43,389
[4,6,8]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.883%	4/16/2038	3,640	3,634
[4,6,8]	OCP Aegis CLO Ltd. Class B1R Series 2024-39A, TSFR3M + 1.400%	5.193%	4/16/2038	5,070	5,077
[4,6,8]	OCP CLO Ltd. Class AR Series 2023-30A, TSFR3M + 1.210%	4.963%	1/24/2039	5,820	5,821
[4,6,8]	OCP CLO Ltd. Class BR Series 2023-30A, TSFR3M + 1.550%	5.303%	1/24/2039	3,580	3,577
[4,6,8]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.823%	10/15/2034	4,760	4,761
[4,6,8]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.203%	10/15/2034	6,320	6,324
[4,8]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	52,795	52,626
[4,8]	OneMain Financial Issuance Trust Class A Series 2026-1A	4.980%	7/14/2039	19,950	19,932
[4,8]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	5,820	5,794
[4,8]	OneMain Financial Issuance Trust Class B Series 2026-1A	5.200%	7/14/2039	2,550	2,538
[4,8]	OneMain Financial Issuance Trust Class C Series 2026-1A	5.400%	7/14/2039	5,440	5,423
[4,6,8]	Palmer Square CLO Ltd. Class A Series 2026-2A, TSFR3M + 1.180%	4.928%	7/20/2039	9,390	9,383
[4,8]	PenFed Auto Receivables Owner Trust Class C Series 2025-A	4.670%	2/17/2032	1,230	1,212
[4,8]	PenFed Auto Receivables Owner Trust Class D Series 2025-A	5.070%	10/17/2033	1,230	1,208
[4,8]	PenFed Auto Receivables Owner Trust Class D Series 2026-A	5.660%	7/17/2034	590	588
[4,8]	PFS Financing Corp. Class B Series 2025-F	4.670%	8/15/2030	7,450	7,392
[4,6,8]	PMT Loan Trust Class A5 Series 2026-CNF6	5.500%	7/25/2057	82,950	82,612
[4,6,8]	PMT Loan Trust Class A8 Series 2026-INV7	5.500%	7/25/2057	106,000	105,591
[4,6,8]	PMT Loan Trust Class A9 Series 2026-J4	5.000%	7/25/2057	73,702	72,437
[4,8]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/2039	3,320	3,281
[4,8]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/2039	2,702	2,689
[4,8]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/2041	7,551	7,235
[4,8]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/2041	7,064	6,740
[4,8]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/2041	10,550	9,980
[4,8]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/2041	18,925	17,901
[4,8]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/17/2041	20,564	19,320
[4,8]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/2042	19,180	18,110
[4,8]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	7,903	7,414
[4,8]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/2042	16,560	15,507
[4,8]	Progress Residential Trust Class A Series 2025-SFR6	4.000%	12/17/2042	6,080	5,802
[4,8]	Progress Residential Trust Class A Series 2026-SFR2	4.240%	5/17/2043	14,620	13,961
[4,8]	Progress Residential Trust Class A Series 2026-SFR3	4.000%	7/17/2043	9,690	9,138
[4,8]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/2039	1,590	1,571
[4,8]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/2039	2,705	2,688
[4,8]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/2042	3,626	3,405
[4,8]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/2042	6,680	6,154
[4,8]	Progress Residential Trust Class B Series 2025-SFR6	4.000%	12/17/2042	6,980	6,564
[4,8]	Progress Residential Trust Class B Series 2026-SFR2	4.320%	5/17/2043	8,570	8,109

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Progress Residential Trust Class B Series 2026-SFR3	4.200%	7/17/2043	4,540	4,253
[4,6,8]	Provident Funding Mortgage Trust Class A4 Series 2026-3	5.000%	8/25/2056	87,000	85,332
[4,8]	QTS Issuer ABS II LLC Class A2 Series 2025-1A	5.044%	10/5/2055	1,308	1,265
[4,8]	QTS Issuer ABS II LLC Class A2 Series 2026-1A	5.364%	1/5/2056	35,030	34,195
[4,8]	QTS Issuer ABS II LLC Class A2 Series 2026-4A	5.704%	3/5/2056	21,530	21,203
[4,8]	QTS Issuer ABS II LLC Class A21 Series 2026-6A	5.340%	7/5/2056	8,360	8,268
[4,6,8]	Radian Mortgage Capital Trust Class A15 Series 2025-J2	5.500%	11/25/2055	19,261	19,192
[4,6,8]	Radian Mortgage Capital Trust Class A15 Series 2025-J3	5.500%	12/25/2055	12,864	12,820
[4,8]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	1,060	1,060
[4,8]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	1,960	1,952
[4,6,8]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.621%	12/20/2030	4,940	4,972
[4,8]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	17,670	17,172
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.413%	8/25/2036	4,317	2,818
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.085%	9/25/2036	1,684	870
[4,8]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	2,730	2,704
[4,8]	Robinhood Credit Card Trust Class A Series 2026-1A	4.800%	7/21/2031	30,630	30,563
[4,8]	Robinhood Credit Card Trust Class B Series 2026-1A	4.990%	7/21/2031	6,570	6,546
[4,8]	Robinhood Credit Card Trust Class C Series 2026-1A	5.310%	7/21/2031	4,250	4,234
[4,8]	Robinhood Credit Card Trust Class D Series 2026-1A	5.650%	7/21/2031	2,310	2,301
[4,6,8]	Rowe CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.230%	4.911%	4/20/2039	8,650	8,660
[4,6,8]	Rowe CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.550%	5.231%	4/20/2039	7,020	7,011
[4,6,8]	RR 41 Ltd. Class A1A Series 2025-41A, TSFR3M + 1.250%	5.003%	10/15/2040	3,750	3,755
[4,6,8]	RR 44 Ltd. Class A1A Series 2026-44A, TSFR3M + 1.170%	4.923%	4/15/2041	14,185	14,178
[4,6,8]	RR 44 Ltd. Class A2 Series 2026-44A, TSFR3M + 1.400%	5.153%	4/15/2041	7,080	7,094
[4,8]	Sabey Data Center Issuer LLC Class A2 Series 2026-1	5.482%	1/20/2051	21,660	21,260
[4,8]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	436	442
[4,8]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	395	398
[4,8]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	2,035	2,051
[4,8]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	962	964
[4,8]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	851	857
[4,8]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	1,288	1,297
[4,8]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	1,549	1,552
[4,8]	Santander Bank Auto Credit-Linked Notes Class C Series 2026-A	4.953%	7/17/2034	480	478
[4,8]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	1,757	1,775
[4,8]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	1,571	1,582
[4,8]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	1,988	1,994
[4,8]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	3,460	3,449
[4,8]	Santander Bank Auto Credit-Linked Notes Class D Series 2026-A	5.247%	7/17/2034	1,110	1,106
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	1,107	1,111
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/2031	6,322	6,456
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/2030	4,182	4,206
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/2030	8,088	8,174
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/2030	23,009	23,264
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/2031	8,781	8,952
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/2031	24,356	24,674
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/2032	42,133	42,169
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/2031	8,040	8,096
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/2031	18,560	18,713
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	37,160	37,121
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-4	4.950%	1/15/2032	5,600	5,532
[4,8]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/2030	5,269	5,312
[4,8]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/2030	5,155	5,208
[4,8]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	2,401	2,401
[4,8]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/2029	1,131	1,141
[4,8]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/2030	3,361	3,384
[4,8]	SCCU Auto Receivables Trust Class A4 Series 2025-1A	4.680%	9/15/2031	2,010	2,008
[4,8]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	1,372	1,378
[4,8]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	549	551
[4,8]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	970	974
[4,8]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	846	849
[4,8]	Securitized Term Auto Receivables Trust Class D Series 2026-A	4.873%	3/25/2033	2,505	2,492
[4,6,8]	Sequoia Mortgage Trust Class A5 Series 2026-5	5.000%	5/25/2056	10,152	9,991
[4,6,8]	Sequoia Mortgage Trust Class A5 Series 2026-9	5.000%	8/25/2056	176,500	173,720
[4,8]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	3,655	3,692
[4,8]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/2030	4,651	4,706
[4,8]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	6,294	6,291
[4,8]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/2031	1,576	1,588
[4,8]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/2031	2,830	2,831
[4,8]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/2032	5,136	5,192
[4,8]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/2032	5,269	5,338

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/2032	9,967	9,977
[4,8]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/2032	9,293	9,353
[4,8]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	11,330	11,338
[4,8]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	10,440	10,305
[4,8]	SFS Auto Receivables Securitization Trust Class C Series 2026-2A	4.990%	7/20/2034	4,950	4,918
[4,8]	SMB Private Education Loan Trust Class A1A Series 2026-A	4.680%	12/15/2053	12,505	12,164
[4,8]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/2037	982	978
[4,8]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/2035	1,446	1,440
[4,8]	SoFi Consumer Loan Program Class B Series 2026-3	4.850%	6/25/2035	3,310	3,302
[4,8]	SoFi Consumer Loan Program Class C Series 2026-3	5.090%	6/25/2035	10,828	10,780
[4,8]	SoFi Consumer Loan Program LLC Class C Series 2025-4	4.910%	8/25/2035	3,850	3,821
[4,8]	SoFi Consumer Loan Program Trust Class B Series 2026-2	4.800%	3/25/2036	5,020	4,980
[4,8]	SoFi Consumer Loan Program Trust Class C Series 2026-1	4.740%	12/26/2035	6,300	6,212
[4,8]	SoFi Consumer Loan Program Trust Class C Series 2026-2	5.020%	3/25/2036	5,970	5,907
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/2029	7,560	7,587
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	4,980	4,960
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2026-AA	4.800%	12/20/2030	10,860	10,769
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2026-BA	5.040%	3/20/2031	9,050	9,003
[4,8]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/2054	42,278	42,366
[4,8]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	15,370	15,044
[4,8]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	35,620	34,895
[4,8]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	4,566	4,600
[4,8]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/2031	4,547	4,590
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	3,550	3,545
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	5,920	5,906
[4,8]	Tesla Sustainable Energy Business Trust Class A Series 2026-1A	5.310%	5/20/2052	9,397	9,333
[4,8]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/2049	20,382	20,327
[4,8]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	20,843	19,368
[4,8]	Trafigura Securitisation Finance plc Class A Series 2026-1A	5.120%	12/15/2029	20,420	20,284
[4,8]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	19,472	19,572
[4,8]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/2041	13,120	12,762
[4,8]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	5,467	5,302
[4,8]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/2054	14,145	14,016
[4,8]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	6,734	6,614
[4,8]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	11,402	11,360
[4,8]	Truist Bank Auto Credit-Linked Notes Class B Series 2026-1	5.067%	6/26/2034	42,902	42,756
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	6,459	6,352
[4,8]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	8,170	8,057
[4,8]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	404	405
[4,8]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	13,651	13,659
[4,8]	US Bank NA Class B1 Series 2026-RVM1	4.959%	12/25/2046	31,359	30,822
[4,8]	US Bank NA Class B1 Series 2026-SUP1	5.500%	6/27/2033	17,616	17,570
[4,8]	US Bank NA Class C Series 2026-RVM1	5.595%	12/25/2046	5,843	5,758
[4,8]	Vantage Data Centers Issuer LLC Class A2 Series 2025-2A	5.239%	11/15/2055	39,210	37,784
[4,8]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	38,920	37,940
[4,8]	VB-S1 Issuer LLC Class C2 Series 2026-1A	4.693%	3/15/2056	15,270	14,799
[4,8]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/2031	8,961	8,978
[4,8]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/2032	19,581	19,740
[4,8]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/2033	11,760	11,743
[4,8]	Verizon Master Trust Class B Series 2025-6	4.850%	6/21/2033	5,570	5,528
[4,8]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/2031	8,070	8,065
[4,8]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/2031	11,106	11,150
[4,8]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/2032	5,943	5,894
[4]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/2030	5,178	5,182
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	1,358	1,362
[4,8]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/2033	6,456	6,444
[4]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/2031	4,785	4,763
[4,8]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/2033	3,550	3,530
[4,8]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	3,010	2,936
[4]	Verizon Master Trust Class C Series 2026-2	4.850%	6/21/2032	3,980	3,959
[4,6,8]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	4.859%	10/20/2036	6,930	6,926
[4,6,8]	Voya CLO 2024-2 Ltd. Class A1R Series 2024-2A, TSFR3M + 1.230%	4.972%	7/20/2039	14,210	14,210
[4,6,8]	Voya CLO Ltd. Class A1 Series 2026-2A, TSFR3M + 1.200%	4.951%	7/15/2039	11,780	11,780
[4,6,8]	Voya CLO Ltd. Class B Series 2026-2A, TSFR3M + 1.500%	5.251%	7/15/2039	3,510	3,520
[4,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	5.265%	9/25/2033	187	184
[4,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	5.762%	1/25/2033	30	30
[4,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	5.425%	8/25/2033	112	110
[4,6,8]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.230%	4.959%	10/20/2038	2,520	2,521
[4,6,8]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.550%	5.279%	10/20/2038	2,910	2,915
[4,6,8]	Wells Fargo Commercial Mortgage Trust Class A Series 2026-1250B	4.677%	3/10/2041	4,960	4,878

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	6,264	6,195
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/2050	5,220	5,153
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	2,368	2,336
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/2060	2,353	2,341
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	5,144	5,073
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	3,260	3,214
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	5,837	5,770
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/2052	1,547	1,524
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	4,453	2,983
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.715%	9/15/2058	254	241
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	3,313	3,116
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.486%	10/25/2036	1,161	1,075
[4,8]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	17,372	16,993
[4,8]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	4,800	4,603
[4,8]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	22,180	21,961
[4,8]	Westlake Automobile Receivables Trust Class C Series 2026-2A	4.890%	3/15/2032	13,240	13,225
[4,8]	Westlake Automobile Receivables Trust Class C Series 2026-P2	5.010%	11/17/2031	1,090	1,086
[4,8]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	12,400	12,228
[4,8]	Westlake Automobile Receivables Trust Class D Series 2026-P2	5.350%	9/15/2033	1,370	1,365
[4,8]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	4,750	4,723
[4,6,8]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/2031	26,822	26,285
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	5,049	4,494
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	4,271	1,879
[4]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/2030	4,642	4,674
[4]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/2030	4,490	4,521
[4]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/2031	6,502	6,536
[4]	World Omni Select Auto Trust Class C Series 2026-A	5.070%	1/17/2034	22,630	22,534
[4,8]	Yamaha Motor Master Trust II Class C Series 2026-A	4.890%	4/15/2031	1,640	1,621
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,115,783)					5,079,921
Corporate Bonds (78.5%)
Communications (5.0%)
	Airbnb Inc.	4.400%	3/16/2029	21,050	20,857
	Airbnb Inc.	4.650%	3/16/2031	13,205	13,018
	Alphabet Inc.	4.100%	2/15/2031	117,270	113,708
[8]	Altice France SA	6.500%	4/15/2032	1,806	1,749
	AMC Global Media Inc.	4.250%	2/15/2029	139	122
[8]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	1,050	1,027
	AT&T Inc.	1.650%	2/1/2028	34,370	32,867
	AT&T Inc.	4.100%	2/15/2028	38,198	37,848
	AT&T Inc.	4.350%	3/1/2029	589	582
	AT&T Inc.	4.300%	2/15/2030	56,122	54,873
	AT&T Inc.	4.700%	8/15/2030	24,497	24,184
	AT&T Inc.	4.400%	4/30/2031	129,114	125,518
	AT&T Inc.	2.750%	6/1/2031	40,532	36,502
[8]	Beacon Point DC LLC	6.129%	11/30/2042	18,877	18,076
[8]	Beignet Investor LLC	6.581%	5/30/2049	19,062	18,434
[8]	Black Pearl Compute LLC	6.125%	2/15/2031	1,770	1,767
	British Telecommunications Ltd.	5.125%	12/4/2028	20,912	21,034
[8]	British Telecommunications Ltd.	3.250%	11/8/2029	27,315	25,929
	British Telecommunications Ltd.	9.625%	12/15/2030	5,180	6,054
[8]	Cable One Inc.	4.000%	11/15/2030	1,605	595
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	2,899	2,893
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,938	1,811
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	1,940	1,771
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	371	328
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	2,845	2,454
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	1,125	1,078
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	54,707	53,548
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	87,633	86,303
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	96,679	89,666
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	29,619	29,297
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	107,147	108,706
	Comcast Corp.	3.400%	4/1/2030	61,600	58,042
[8]	CSC Holdings LLC	11.750%	1/31/2029	2,900	1,661
[8]	CSC Holdings LLC	4.125%	12/1/2030	1,930	1,085
[8]	CSC Holdings LLC	4.500%	11/15/2031	2,095	1,188
[8]	Directv Financing LLC	8.875%	2/1/2030	2,245	2,289
[8]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	70	70
[8]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	3,140	3,281

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Flash Compute LLC	7.250%	12/31/2030	2,105	2,126
	Fox Corp.	4.709%	1/25/2029	69,890	69,569
[8]	HUT 8 DC LLC	6.192%	11/15/2042	28,660	27,816
[8]	Meridian Arc Holdco LLC	6.250%	4/30/2031	7,320	7,036
	Meta Platforms Inc.	4.200%	11/15/2030	187,478	181,698
	Meta Platforms Inc.	4.550%	5/15/2031	113,200	110,446
[8]	Midcontinent Communications	8.000%	8/15/2032	4,595	3,903
	Netflix Inc.	5.875%	11/15/2028	159,046	163,359
[8,10]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	1,700	2,047
[8]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	1,150	1,192
[8]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	956	1,006
	Omnicom Group Inc.	4.200%	3/2/2029	22,540	22,143
	Omnicom Group Inc.	4.200%	6/1/2030	20,595	20,017
	Paramount Global	4.200%	6/1/2029	5,325	5,053
	Paramount Global	4.950%	1/15/2031	4,018	3,681
	Paramount Global	4.200%	5/19/2032	132	112
[8]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	7,850	7,384
[4,8]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	38,248	36,948
	Rogers Communications Inc.	5.000%	2/15/2029	82,761	82,859
[8]	Scripps Escrow II Inc.	3.875%	1/15/2029	62	57
[8]	Space Exploration Technologies Corp.	5.350%	7/15/2031	252,201	245,541
	Sprint Capital Corp.	6.875%	11/15/2028	117,003	122,103
[8]	Stingray Compute LLC	6.000%	6/15/2031	3,595	3,513
[4,8]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	5,250	4,881
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	22,876	22,977
[11]	Time Warner Cable LLC	5.750%	6/2/2031	9,400	12,432
	T-Mobile USA Inc.	2.050%	2/15/2028	8,440	8,110
	T-Mobile USA Inc.	4.950%	3/15/2028	53,515	53,730
	T-Mobile USA Inc.	4.800%	7/15/2028	13,858	13,885
	T-Mobile USA Inc.	4.850%	1/15/2029	68,511	68,582
	T-Mobile USA Inc.	2.625%	2/15/2029	5,090	4,819
	T-Mobile USA Inc.	3.375%	4/15/2029	33,037	31,777
	T-Mobile USA Inc.	4.200%	10/1/2029	45,545	44,686
	T-Mobile USA Inc.	3.875%	4/15/2030	9,090	8,733
	Uber Technologies Inc.	4.300%	1/15/2030	95,812	93,994
	Uber Technologies Inc.	4.150%	1/15/2031	84,695	81,798
[8]	Univision Communications Inc.	7.375%	6/30/2030	383	381
[8]	Univision Communications Inc.	8.500%	7/31/2031	6,280	6,268
	VeriSign Inc.	5.100%	7/15/2031	32,760	32,625
	Verizon Communications Inc.	4.016%	12/3/2029	90,578	88,404
	Verizon Communications Inc.	3.150%	3/22/2030	36,070	33,962
	Verizon Communications Inc.	2.550%	3/21/2031	25,590	23,005
[8]	WULF Compute LLC	7.750%	10/15/2030	1,846	1,918
					2,756,791
Consumer Discretionary (5.1%)
[8]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	4,240	4,160
[8]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	774	764
[8]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	651	650
[8]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	735	732
[8]	Academy Ltd.	5.875%	5/15/2031	985	974
[8]	Advance Auto Parts Inc.	7.000%	8/1/2030	3,765	3,859
	Amazon.com Inc.	4.000%	3/13/2029	62,590	61,551
	Amazon.com Inc.	4.600%	7/9/2029	48,650	48,485
	Amazon.com Inc.	4.100%	11/20/2030	15,080	14,612
	Amazon.com Inc.	4.250%	3/13/2031	179,824	174,446
[12]	Amazon.com Inc.	3.700%	6/12/2031	52,170	36,837
	Amazon.com Inc.	4.800%	7/9/2031	55,275	54,759
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	2,154	2,121
	American Honda Finance Corp.	4.550%	7/9/2027	8,463	8,468
	American Honda Finance Corp.	4.450%	10/22/2027	27,382	27,333
	American Honda Finance Corp.	4.550%	4/10/2028	14,285	14,243
	American Honda Finance Corp.	4.150%	1/8/2029	47,720	46,969
	American Honda Finance Corp.	4.400%	9/5/2029	30,663	30,229
	American Honda Finance Corp.	4.450%	1/8/2031	31,165	30,293
	American Honda Finance Corp.	4.900%	4/10/2031	23,675	23,358
	Asbury Automotive Group Inc.	4.500%	3/1/2028	456	451
	AutoZone Inc.	4.500%	2/1/2028	39,889	39,831
	AutoZone Inc.	6.250%	11/1/2028	13,645	14,070
	AutoZone Inc.	3.750%	4/18/2029	23,690	23,074

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	5.100%	7/15/2029	21,355	21,575
	AutoZone Inc.	4.950%	7/15/2031	29,840	29,650
[8,10]	Banijay Gaming SAS	5.125%	12/10/2031	875	1,018
	Bath & Body Works Inc.	7.500%	6/15/2029	2,469	2,501
[8,13]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	1,007	1,081
[8]	Belron UK Finance plc	5.750%	10/15/2029	1,970	1,970
[11]	Berkeley Group plc	2.500%	8/11/2031	1,500	1,720
	BorgWarner Inc.	4.950%	8/15/2029	10,731	10,759
[8]	Carnival Corp. Ltd.	5.125%	5/1/2029	1,940	1,925
[8]	Carnival Corp. Ltd.	5.875%	6/15/2031	760	762
[10]	Carnival UK Ltd.	4.125%	7/15/2031	3,600	4,107
[8]	Champ Acquisition Corp.	8.375%	12/1/2031	913	953
[8]	Churchill Downs Inc.	5.500%	4/1/2027	5,108	5,111
[8]	Churchill Downs Inc.	4.750%	1/15/2028	3,538	3,504
[8,10]	Cirsa Finance International Sarl	4.625%	7/20/2032	900	1,034
[8,10]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	700	808
	Cornell University	4.169%	6/15/2030	9,040	8,874
	eBay Inc.	5.950%	11/22/2027	24,991	25,370
	eBay Inc.	4.250%	3/6/2029	27,555	27,177
	eBay Inc.	2.700%	3/11/2030	10,358	9,566
[10]	Electrolux AB	2.500%	5/18/2030	5,500	6,004
[8]	ERAC USA Finance LLC	5.000%	2/15/2029	35,198	35,397
[8]	ERAC USA Finance LLC	4.500%	10/30/2029	51,178	50,586
[8]	ERAC USA Finance LLC	4.700%	4/30/2031	35,613	35,155
	Ferguson Enterprises Inc.	4.350%	3/15/2031	15,726	15,308
[8]	Flutter Treasury DAC	5.875%	6/4/2031	10,115	10,003
	Ford Motor Co.	6.625%	10/1/2028	17,061	17,569
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	25,377	25,194
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	5,395	5,313
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	97,660	100,211
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	24,655	25,283
[10]	Ford Motor Credit Co. LLC	3.622%	7/27/2028	9,700	11,167
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	41,925	43,167
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	13,697	13,785
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	38,015	37,554
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	13,929	13,788
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	30,663	30,459
	General Motors Financial Co. Inc.	2.700%	8/20/2027	29,978	29,400
	General Motors Financial Co. Inc.	5.050%	4/4/2028	68,216	68,534
	General Motors Financial Co. Inc.	2.400%	4/10/2028	22,158	21,314
	General Motors Financial Co. Inc.	2.400%	10/15/2028	45,689	43,389
	General Motors Financial Co. Inc.	5.800%	1/7/2029	25,009	25,516
	General Motors Financial Co. Inc.	4.300%	4/6/2029	35,366	34,802
	General Motors Financial Co. Inc.	4.750%	4/6/2029	39,450	39,287
	General Motors Financial Co. Inc.	4.900%	10/6/2029	87,739	87,664
	General Motors Financial Co. Inc.	5.350%	1/7/2030	46,419	46,847
	General Motors Financial Co. Inc.	3.600%	6/21/2030	7,040	6,673
	General Motors Financial Co. Inc.	5.450%	7/15/2030	102,287	103,605
	General Motors Financial Co. Inc.	4.600%	1/8/2031	67,930	66,373
	General Motors Financial Co. Inc.	5.100%	9/15/2031	34,210	34,009
[8]	Gildan Activewear Inc.	4.700%	10/7/2030	17,605	17,193
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	2,492	2,388
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	540	554
[8]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	1,377	1,387
[8]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	2,710	2,685
	Hyatt Hotels Corp.	5.250%	6/30/2029	31,351	31,588
[8,10,13]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	200	240
[8,13]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	620	643
	Las Vegas Sands Corp.	5.300%	5/15/2031	17,600	17,364
[8]	Light & Wonder International Inc.	7.500%	9/1/2031	1,430	1,474
[8]	Lithia Motors Inc.	4.625%	12/15/2027	2,284	2,273
[8]	Live Nation Entertainment Inc.	6.500%	5/15/2027	5,900	5,904
	Lowe's Cos. Inc.	3.950%	10/15/2027	48,054	47,740
	Lowe's Cos. Inc.	1.300%	4/15/2028	18,039	17,074
	Lowe's Cos. Inc.	1.700%	9/15/2028	9,155	8,615
	Lowe's Cos. Inc.	4.000%	10/15/2028	39,895	39,328
	Lowe's Cos. Inc.	1.700%	10/15/2030	14,310	12,561
	Lowe's Cos. Inc.	4.250%	3/15/2031	184,245	178,697
	Marriott International Inc.	5.000%	10/15/2027	32,770	32,923
[8]	Men's Wearhouse LLC	9.000%	2/1/2031	200	213

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	MGM China Holdings Ltd.	6.250%	5/15/2033	660	634
[8]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	1,170	1,153
	Mohawk Industries Inc.	5.850%	9/18/2028	10,964	11,187
[8]	NCL Corp. Ltd.	5.875%	1/15/2031	2,150	2,056
[8]	NCL Corp. Ltd.	6.750%	2/1/2032	1,164	1,141
	Newell Brands Inc.	6.375%	9/15/2027	1,480	1,490
[8]	Newell Brands Inc.	8.500%	6/1/2028	2,395	2,500
	Newell Brands Inc.	6.625%	9/15/2029	1,274	1,290
	Newell Brands Inc.	7.500%	4/1/2046	828	768
[8]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	975	969
[8]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	11,800	11,522
[8]	Pioneer Opco LLC	7.000%	5/15/2033	195	197
[8]	QXO Building Products Inc.	6.500%	7/15/2031	3,175	3,187
[10]	Renault SA	3.875%	9/30/2030	9,000	10,286
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	1,705	1,638
[8]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	640	647
[10]	Sixt SE	3.250%	1/22/2030	100	114
	Starbucks Corp.	4.500%	5/15/2028	19,634	19,596
[8]	Stellantis Finance US Inc.	5.625%	1/12/2028	22,675	22,800
[8]	Stellantis Finance US Inc.	5.350%	3/17/2028	38,061	38,133
[8]	Stellantis Finance US Inc.	5.750%	3/18/2030	8,085	8,019
[8]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	40,330	40,036
[8]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	57,025	55,471
[10]	Stellantis NV	4.250%	6/16/2031	22,500	25,581
	Toll Brothers Finance Corp.	3.800%	11/1/2029	5,842	5,636
[6,14]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.150%	5.619%	9/17/2029	9,500	6,730
	Toyota Motor Credit Corp.	4.650%	1/5/2029	22,556	22,588
	Toyota Motor Credit Corp.	4.050%	3/13/2029	72,675	71,633
	Toyota Motor Credit Corp.	5.050%	5/16/2029	25,007	25,251
	Toyota Motor Credit Corp.	4.550%	8/9/2029	17,066	16,993
	Toyota Motor Credit Corp.	4.200%	1/10/2031	41,901	40,812
[8]	Vail Resorts Inc.	5.625%	7/15/2030	2,000	1,992
[10]	Volkswagen Bank GmbH	3.125%	12/10/2029	100	113
[10]	Volkswagen Bank GmbH	3.500%	6/19/2031	100	113
[10]	Volkswagen Financial Services AG	0.375%	2/12/2030	100	103
[8]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	15,280	15,226
[8]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	27,407	27,751
[10]	Volkswagen International Finance NV	1.625%	1/16/2030	100	108
[10]	Volkswagen International Finance NV	4.375%	Perpetual	5,600	6,156
	Whirlpool Corp.	6.125%	6/15/2030	990	900
[8]	Whirlpool Corp.	7.500%	7/1/2031	650	646
	Whirlpool Corp.	6.500%	6/15/2033	304	258
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	6,714	6,575
[8]	ZF North America Capital Inc.	7.500%	3/24/2031	6,895	6,933
					2,842,866
Consumer Staples (3.8%)
[8]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	485	466
	Altria Group Inc.	4.875%	2/4/2028	26,862	26,957
	Altria Group Inc.	6.200%	11/1/2028	9,132	9,414
	Altria Group Inc.	4.800%	2/14/2029	13,360	13,366
	Altria Group Inc.	4.500%	8/6/2030	28,683	28,224
	BAT Capital Corp.	2.259%	3/25/2028	108,945	104,841
	BAT Capital Corp.	4.906%	4/2/2030	32,250	32,171
	BAT Capital Corp.	6.343%	8/2/2030	57,769	60,580
	BAT Capital Corp.	2.726%	3/25/2031	95,025	86,118
	BAT International Finance plc	4.448%	3/16/2028	52,552	52,389
	BAT International Finance plc	5.931%	2/2/2029	177,008	181,721
[10]	British American Tobacco plc	4.200%	Perpetual	6,939	7,893
	Campbell's Co.	4.150%	3/15/2028	26,728	26,455
[8]	Cargill Inc.	4.125%	10/23/2030	19,040	18,486
	Clorox Co.	1.800%	5/15/2030	7,109	6,338
	Conagra Brands Inc.	1.375%	11/1/2027	13,434	12,882
	Conagra Brands Inc.	7.000%	10/1/2028	5,182	5,393
	Conagra Brands Inc.	4.850%	11/1/2028	27,610	27,539
	Constellation Brands Inc.	4.800%	1/15/2029	4,436	4,437
	Constellation Brands Inc.	3.150%	8/1/2029	7,325	6,976
	Constellation Brands Inc.	4.800%	5/1/2030	14,085	13,993
[8]	Energizer Holdings Inc.	4.750%	6/15/2028	3,079	3,047
[8]	Energizer Holdings Inc.	4.375%	3/31/2029	2,190	2,110

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,10]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	1,200	1,339
[8]	Imperial Brands Finance plc	4.500%	6/30/2028	11,080	11,027
[10]	JT International Financial Services BV	3.870%	9/4/2055	2,900	3,270
[8]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	4,272	4,450
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	5,073	4,953
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	8,666	8,108
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	14,083	13,843
	Kraft Heinz Foods Co.	3.750%	4/1/2030	23,085	22,148
	Kroger Co.	2.200%	5/1/2030	35,152	31,905
[8]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	4,030	3,999
[8]	Mars Inc.	4.600%	3/1/2028	140,469	140,563
[8]	Mars Inc.	4.800%	3/1/2030	154,836	154,304
	McCormick & Co. Inc.	3.400%	8/15/2027	18,400	18,190
	McCormick & Co. Inc.	4.150%	2/15/2029	15,405	15,168
	Molson Coors Beverage Co.	4.900%	7/8/2031	18,840	18,626
	Mondelez International Inc.	4.125%	5/7/2028	26,115	25,896
	Mondelez International Inc.	4.500%	5/6/2030	35,209	34,709
[8]	Opal Bidco SAS	6.500%	3/31/2032	915	921
	Philip Morris International Inc.	4.375%	11/1/2027	27,058	27,014
	Philip Morris International Inc.	5.125%	11/17/2027	40,601	40,898
	Philip Morris International Inc.	4.875%	2/15/2028	82,629	82,991
	Philip Morris International Inc.	3.125%	3/2/2028	14,571	14,250
	Philip Morris International Inc.	4.125%	4/28/2028	53,080	52,692
	Philip Morris International Inc.	5.250%	9/7/2028	76,764	77,699
	Philip Morris International Inc.	3.875%	10/27/2028	42,187	41,525
	Philip Morris International Inc.	4.875%	2/13/2029	81,084	81,439
	Philip Morris International Inc.	4.125%	4/27/2029	62,765	61,882
	Philip Morris International Inc.	3.375%	8/15/2029	10,247	9,854
	Philip Morris International Inc.	4.625%	11/1/2029	55,886	55,666
	Philip Morris International Inc.	5.625%	11/17/2029	4,771	4,887
	Philip Morris International Inc.	5.125%	2/15/2030	71,890	72,450
	Philip Morris International Inc.	4.375%	4/30/2030	36,540	35,909
	Philip Morris International Inc.	4.000%	10/29/2030	51,425	49,688
	Sysco Corp.	2.400%	2/15/2030	7,634	6,985
	Sysco Corp.	4.400%	7/25/2031	42,935	41,475
	Tyson Foods Inc.	4.350%	3/1/2029	76,290	75,450
	Tyson Foods Inc.	5.400%	3/15/2029	4,760	4,831
[8]	US Foods Inc.	6.875%	9/15/2028	2,289	2,334
					2,085,134
Energy (5.6%)
[8]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	4,310	4,295
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	48,914	48,172
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.050%	3/11/2029	30,506	29,991
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.350%	6/15/2031	106,047	103,050
[8]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	7,181	7,374
	Boardwalk Pipelines LP	4.800%	5/3/2029	5,758	5,749
	BP Capital Markets America Inc.	3.937%	9/21/2028	29,328	28,936
	BP Capital Markets America Inc.	4.234%	11/6/2028	7,645	7,580
	BP Capital Markets America Inc.	3.633%	4/6/2030	911	875
	BP Capital Markets plc	3.723%	11/28/2028	11,289	11,068
[10]	BP Capital Markets plc	3.625%	Perpetual	15,440	17,581
	Cheniere Energy Inc.	4.625%	10/15/2028	85,501	85,097
	Cheniere Energy Partners LP	4.500%	10/1/2029	34,426	34,056
	Cheniere Energy Partners LP	4.000%	3/1/2031	83,700	79,854
[8]	Chord Energy Corp.	6.000%	10/1/2030	1,386	1,392
	DCP Midstream Operating LP	5.125%	5/15/2029	64,959	65,337
[8]	Devon Energy Corp.	4.375%	3/15/2029	40,343	39,861
	Devon Energy Corp.	4.500%	1/15/2030	12,650	12,501
	Diamondback Energy Inc.	3.500%	12/1/2029	71,616	68,705
	Diamondback Energy Inc.	5.150%	1/30/2030	26,872	27,068
	Diamondback Energy Inc.	3.125%	3/24/2031	7,013	6,468
	Ecopetrol SA	8.625%	1/19/2029	1,507	1,595
	Empresa Nacional del Petroleo	5.250%	11/6/2029	34,433	34,512
	Empresa Nacional del Petroleo	3.450%	9/16/2031	4,015	3,640
	Enbridge Inc.	6.000%	11/15/2028	35,518	36,482
	Enbridge Inc.	5.300%	4/5/2029	65,282	66,122
	Enbridge Inc.	3.125%	11/15/2029	23,694	22,478
	Enbridge Inc.	4.850%	3/27/2031	45,750	45,311
	Energy Transfer LP	4.000%	10/1/2027	8,926	8,865

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.550%	2/15/2028	42,993	43,523
	Energy Transfer LP	4.950%	5/15/2028	57,886	58,074
	Energy Transfer LP	4.950%	6/15/2028	5,246	5,264
	Energy Transfer LP	6.100%	12/1/2028	30,377	31,220
	Energy Transfer LP	5.250%	4/15/2029	104,645	105,584
	Energy Transfer LP	5.250%	7/1/2029	40,595	41,057
	Energy Transfer LP	4.150%	9/15/2029	59,881	58,593
	Energy Transfer LP	5.200%	4/1/2030	22,484	22,645
	Energy Transfer LP	4.550%	1/15/2031	47,750	46,735
[10]	Eni SpA	3.375%	Perpetual	3,135	3,526
	Enterprise Products Operating LLC	2.800%	1/31/2030	22,252	20,846
	Enterprise Products Operating LLC	4.600%	1/15/2031	38,140	37,732
	EOG Resources Inc.	4.400%	1/15/2031	18,500	18,137
	EQT Corp.	3.900%	10/1/2027	14,665	14,524
	EQT Corp.	4.500%	1/15/2029	3,842	3,794
	EQT Corp.	5.000%	1/15/2029	229	229
	EQT Corp.	7.000%	2/1/2030	5,153	5,439
	EQT Corp.	7.500%	6/1/2030	24	26
[8]	Excelerate Energy LP	8.000%	5/15/2030	2,389	2,507
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	35,974	31,767
	Halliburton Co.	2.920%	3/1/2030	21,055	19,669
[8]	Harvest Midstream I LP	6.750%	5/15/2034	785	788
	Helmerich & Payne Inc.	4.650%	12/1/2027	22,235	22,208
	Helmerich & Payne Inc.	4.850%	12/1/2029	13,080	13,010
	Hess Corp.	7.875%	10/1/2029	10,831	11,796
[8]	Hess Midstream Operations LP	6.500%	6/1/2029	2,033	2,070
	Kinder Morgan Inc.	5.000%	2/1/2029	39,618	39,838
	Kinder Morgan Inc.	5.100%	8/1/2029	9,287	9,372
	Kinder Morgan Inc.	5.150%	6/1/2030	9,521	9,603
[8]	Kinetik Holdings LP	6.625%	12/15/2028	2,760	2,806
	Marathon Petroleum Corp.	3.800%	4/1/2028	14,802	14,597
	Marathon Petroleum Corp.	5.150%	3/1/2030	95,742	96,407
	MPLX LP	4.000%	3/15/2028	13,014	12,868
	MPLX LP	4.800%	2/15/2029	5,150	5,145
	MPLX LP	4.800%	2/15/2031	23,900	23,593
[8]	Noble Finance II LLC	8.000%	4/15/2030	134	139
	Occidental Petroleum Corp.	6.625%	9/1/2030	18,720	19,632
	Occidental Petroleum Corp.	7.500%	5/1/2031	7,770	8,508
[8]	ONEOK Inc.	5.625%	1/15/2028	80,171	80,828
	ONEOK Inc.	5.650%	11/1/2028	16,206	16,489
	ONEOK Inc.	4.350%	3/15/2029	44,375	43,840
	ONEOK Inc.	5.375%	6/1/2029	18,098	18,315
	ONEOK Inc.	3.100%	3/15/2030	5,756	5,392
	ONEOK Inc.	3.250%	6/1/2030	3,447	3,232
	OQ SAOC	5.125%	5/6/2028	17,705	17,586
	Pertamina Persero PT	2.300%	2/9/2031	4,914	4,283
	Petrobras Global Finance BV	5.999%	1/27/2028	21,440	21,658
	Petrobras Global Finance BV	5.125%	9/10/2030	82,885	80,802
[4]	Petroleos Mexicanos	8.750%	6/2/2029	27,696	29,450
	Petroleos Mexicanos	6.840%	1/23/2030	14,070	14,290
	Petronas Capital Ltd.	4.950%	1/3/2031	31,474	31,568
	Phillips 66	3.900%	3/15/2028	6,734	6,653
	Phillips 66 Co.	4.950%	12/1/2027	29,703	29,840
	Phillips 66 Co.	5.875%	3/15/2056	19,080	18,834
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	15,249	14,624
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	1/15/2031	4,753	4,673
[8]	QatarEnergy	4.625%	6/23/2029	57,000	56,315
	SA Global Sukuk Ltd.	4.250%	10/2/2029	30,846	30,073
	SA Global Sukuk Ltd.	4.125%	9/17/2030	16,898	16,188
	SA Global Sukuk Ltd.	2.694%	6/17/2031	16,665	14,816
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	33,775	33,527
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	98,519	96,888
	Saudi Arabian Oil Co.	3.500%	4/16/2029	12,161	11,682
	Saudi Arabian Oil Co.	2.250%	11/24/2030	14,068	12,447
	Saudi Arabian Oil Co.	4.375%	2/2/2031	23,886	23,047
[8]	Schlumberger Holdings Corp.	5.000%	11/15/2029	25,785	25,969
	Schlumberger Investment SA	4.550%	5/7/2031	23,870	23,524
	Shell Finance US Inc.	4.125%	11/6/2030	33,380	32,570
[8]	SM Energy Co.	6.750%	8/1/2029	3,375	3,424
[8]	SM Energy Co.	8.750%	7/1/2031	2,075	2,170

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	SM Energy Co.	9.625%	6/15/2033	2,975	3,272
[8]	Sunoco LP	5.625%	3/15/2031	2,240	2,212
[8]	Sunoco LP	5.375%	7/15/2031	666	654
[8]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	2,620	2,678
	Targa Resources Corp.	4.350%	1/15/2029	6,813	6,740
	Targa Resources Corp.	6.150%	3/1/2029	15,835	16,308
	Targa Resources Corp.	4.350%	4/15/2031	23,695	22,949
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	43,094	42,089
[10]	TotalEnergies SE	1.625%	Perpetual	12,957	14,491
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	64,013	63,565
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	38,394	37,266
	TransCanada PipeLines Ltd.	6.125%	10/17/2056	13,920	13,910
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	26,834	26,577
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	13,445	12,670
[8]	Transocean International Ltd.	8.250%	5/15/2029	1,443	1,486
[8]	Transocean International Ltd.	8.750%	2/15/2030	1,493	1,549
[8]	Transocean International Ltd.	8.500%	5/15/2031	760	793
[8]	Valaris Ltd.	8.375%	4/30/2030	550	570
	Valero Energy Corp.	5.150%	2/15/2030	9,654	9,729
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	6,190	5,893
[8]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	4,480	4,551
	Western Midstream Operating LP	4.500%	3/1/2028	9,146	9,102
	Western Midstream Operating LP	4.050%	2/1/2030	9,560	9,220
	Western Midstream Operating LP	4.800%	3/1/2031	27,290	26,779
	Williams Cos. Inc.	5.300%	8/15/2028	77,377	78,236
	Williams Cos. Inc.	4.900%	3/15/2029	90,640	90,839
	Williams Cos. Inc.	4.800%	11/15/2029	17,143	17,129
					3,113,540
Financials (29.1%)
[10]	Abanca Corp. Bancaria SA	8.375%	9/23/2033	10,000	12,460
[10]	ABN AMRO Bank NV	5.500%	9/21/2033	9,300	11,049
	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	35,670	35,855
	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	22,186	21,659
	Aercap Funding DAC	4.875%	7/7/2031	27,630	27,169
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	35,006	34,984
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	44,152	44,213
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	70,515	71,680
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	32,030	30,779
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/2029	22,799	22,890
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	25,820	25,349
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	79,007	78,266
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	3,290	3,405
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	13,856	13,471
	Affiliated Managers Group Inc.	3.300%	6/15/2030	9,323	8,765
	Aflac Inc.	3.600%	4/1/2030	4,775	4,574
	Allstate Corp.	5.050%	6/24/2029	43,330	43,682
	Ally Financial Inc.	5.737%	5/15/2029	16,239	16,422
	Ally Financial Inc.	5.543%	1/17/2031	7,154	7,160
	American Express Co.	5.282%	7/27/2029	19,783	19,994
	American Express Co.	5.532%	4/25/2030	20,730	21,090
	American Express Co.	4.444%	5/3/2030	51,090	50,575
	American Express Co.	5.085%	1/30/2031	30,839	30,988
	American International Group Inc.	4.850%	5/7/2030	16,960	16,940
	American International Group Inc.	3.400%	6/30/2030	8,389	7,924
[8]	American National Global Funding	5.550%	1/28/2030	14,931	15,004
	American National Group Inc.	5.750%	10/1/2029	18,219	18,448
	Ameriprise Financial Inc.	4.800%	6/15/2031	9,510	9,434
[8]	AmWINS Group Inc.	6.375%	2/15/2029	2,561	2,575
[8]	AmWINS Group Inc.	4.875%	6/30/2029	1,926	1,855
	Aon North America Inc.	5.150%	3/1/2029	48,331	48,736
[8]	Apollo Debt Solutions BDC	5.200%	12/8/2028	9,550	9,404
	Apollo Debt Solutions BDC	6.900%	4/13/2029	11,988	12,257
	Apollo Debt Solutions BDC	5.875%	8/30/2030	18,200	17,897
[8]	Apollo Debt Solutions BDC	5.700%	1/23/2031	14,255	13,873
	Ares Capital Corp.	5.875%	3/1/2029	27,032	27,161
	Ares Capital Corp.	5.950%	7/15/2029	42,649	42,966
	Ares Capital Corp.	5.550%	1/15/2030	9,460	9,365
	Ares Capital Corp.	5.250%	4/12/2031	19,045	18,414
	Ares Strategic Income Fund	5.700%	3/15/2028	24,474	24,473

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Strategic Income Fund	5.450%	9/9/2028	28,915	28,731
	Ares Strategic Income Fund	6.350%	8/15/2029	40,405	40,679
[10]	Artea Bankas AB	4.597%	6/25/2030	19,021	22,173
	Arthur J Gallagher & Co.	4.600%	12/15/2027	16,440	16,442
	Arthur J Gallagher & Co.	4.850%	12/15/2029	18,214	18,220
	Assurant Inc.	4.900%	3/27/2028	1,886	1,885
[8]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	120	121
	Athene Holding Ltd.	4.125%	1/12/2028	29,796	29,465
[10]	Athora Holding Ltd.	6.625%	6/16/2028	25,810	31,004
[8]	Atlas Warehouse Lending Co. LP	4.625%	11/15/2028	23,380	23,059
[6,14]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.520%	5.983%	1/15/2035	22,471	16,000
[6,14]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.804%	5/16/2033	12,843	9,251
[8]	Aviation Capital Group LLC	4.250%	4/30/2029	23,780	23,302
	Banco Santander SA	5.294%	8/18/2027	22,240	22,388
	Banco Santander SA	6.607%	11/7/2028	23,060	23,957
	Banco Santander SA	4.600%	4/15/2029	23,200	23,006
	Banco Santander SA	4.551%	11/6/2030	47,600	46,504
	Banco Santander SA	4.867%	4/15/2031	33,000	32,491
	Bank of America Corp.	6.204%	11/10/2028	14,669	14,949
	Bank of America Corp.	3.419%	12/20/2028	54,487	53,569
	Bank of America Corp.	3.970%	3/5/2029	13,448	13,290
	Bank of America Corp.	5.202%	4/25/2029	68,683	69,239
	Bank of America Corp.	2.087%	6/14/2029	17,696	16,863
	Bank of America Corp.	4.271%	7/23/2029	12,525	12,419
	Bank of America Corp.	4.477%	4/23/2030	47,735	47,215
	Bank of America Corp.	3.194%	7/23/2030	27,393	26,104
	Bank of America Corp.	5.162%	1/24/2031	32,475	32,640
	Bank of America Corp.	1.898%	7/23/2031	73,268	65,015
	Bank of America Corp.	1.922%	10/24/2031	22,930	20,204
	Bank of America Corp.	4.456%	2/6/2032	23,640	23,000
	Bank of America Corp.	4.695%	4/23/2032	44,965	44,123
	Bank of Montreal	3.803%	12/15/2032	3,653	3,590
	Bank of New York Mellon Corp.	6.317%	10/25/2029	8,197	8,480
	Bank of New York Mellon Corp.	4.026%	1/22/2030	23,875	23,475
	Bank of New York Mellon Corp.	4.975%	3/14/2030	7,699	7,732
	Bank of Nova Scotia	5.130%	2/14/2031	11,366	11,401
[10]	Bank of Valletta plc	4.467%	5/28/2032	5,200	6,007
[8]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	50,900	49,538
	Barclays plc	5.501%	8/9/2028	23,920	24,090
	Barclays plc	4.837%	9/10/2028	9,461	9,466
	Barclays plc	7.385%	11/2/2028	45,712	47,118
	Barclays plc	5.086%	2/25/2029	35,832	35,939
	Barclays plc	4.972%	5/16/2029	33,221	33,259
	Barclays plc	6.490%	9/13/2029	30,833	31,776
	Barclays plc	4.476%	11/11/2029	38,185	37,792
	Barclays plc	5.690%	3/12/2030	59,351	60,287
	Barclays plc	4.219%	5/24/2030	28,600	27,970
	Barclays plc	4.911%	6/26/2030	23,755	23,632
	Barclays plc	4.942%	9/10/2030	36,530	36,348
	Barclays plc	5.367%	2/25/2031	54,074	54,375
[14]	Barclays plc	5.189%	6/18/2031	9,550	6,588
	Barclays plc	4.521%	2/24/2032	28,000	27,074
	Barclays plc	5.102%	6/26/2032	23,755	23,453
	Blackstone Secured Lending Fund	5.350%	4/13/2028	9,262	9,222
	Blackstone Secured Lending Fund	5.900%	5/21/2031	9,500	9,242
[8]	Block Inc.	5.625%	8/15/2030	3,820	3,802
	Blue Owl Capital Corp.	5.950%	3/15/2029	48,379	48,248
	Blue Owl Capital Corp.	6.200%	7/15/2030	14,337	14,193
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	12,741	12,747
[8]	BNP Paribas SA	4.792%	5/9/2029	6,065	6,055
[8]	BNP Paribas SA	5.283%	11/19/2030	8,410	8,448
[8]	BNP Paribas SA	5.085%	5/9/2031	13,540	13,521
[8]	BPCE SA	5.184%	6/2/2032	55,050	54,427
[11]	BPCE SA	2.500%	11/30/2032	19,400	25,222
[10]	BPCE SA	1.750%	2/2/2034	5,600	6,131
[6,14]	BPCE SA, 3M Australian Bank Bill Rate + 1.250%	5.724%	6/12/2030	9,530	6,761
	Brown & Brown Inc.	4.700%	6/23/2028	15,545	15,512
	Brown & Brown Inc.	4.500%	3/15/2029	19,095	18,842
	Brown & Brown Inc.	2.375%	3/15/2031	22,700	20,009
[8]	Burford Capital Global Finance LLC	6.250%	4/15/2028	990	976

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Burford Capital Global Finance LLC	9.250%	7/1/2031	2,025	1,980
[8]	Burford Capital Global Finance LLC	8.500%	1/15/2034	600	520
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	35,030	34,884
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	6,390	6,400
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	36,534	36,944
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	55,710	54,895
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	17,093	16,936
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	18,197	18,318
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	95,439	93,671
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	61,835	61,427
	Capital One Financial Corp.	3.800%	1/31/2028	22,780	22,481
	Capital One Financial Corp.	5.468%	2/1/2029	16,136	16,285
	Capital One Financial Corp.	6.312%	6/8/2029	104,361	106,972
	Capital One Financial Corp.	5.700%	2/1/2030	48,912	49,677
	Capital One Financial Corp.	3.273%	3/1/2030	23,141	22,190
	Capital One Financial Corp.	5.247%	7/26/2030	9,578	9,639
	Capital One Financial Corp.	5.463%	7/26/2030	136,964	138,649
	Capital One Financial Corp.	4.493%	9/11/2031	23,854	23,252
	Capital One Financial Corp.	4.722%	1/30/2032	44,420	43,449
	Capital One NA	5.974%	8/9/2028	13,716	13,925
	Charles Schwab Corp.	5.643%	5/19/2029	61,098	62,162
	Charles Schwab Corp.	4.603%	7/27/2029	47,515	47,413
	Charles Schwab Corp.	6.196%	11/17/2029	58,053	59,852
	Charles Schwab Corp.	4.744%	5/21/2030	33,260	33,175
	Charles Schwab Corp.	4.343%	11/14/2031	22,690	22,138
	Chubb INA Holdings LLC	4.650%	8/15/2029	27,733	27,678
[8]	Citadel Finance LLC	5.900%	2/10/2030	24,678	24,758
[8]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	18,850	18,930
	Citibank NA	4.838%	8/6/2029	36,525	36,650
	Citibank NA	4.914%	5/29/2030	23,873	23,920
	Citigroup Inc.	4.450%	9/29/2027	29,309	29,234
	Citigroup Inc.	4.125%	7/25/2028	4,462	4,407
	Citigroup Inc.	3.520%	10/27/2028	15,226	15,013
	Citigroup Inc.	4.786%	3/4/2029	22,737	22,741
	Citigroup Inc.	4.075%	4/23/2029	8,145	8,055
	Citigroup Inc.	3.980%	3/20/2030	11,387	11,121
	Citigroup Inc.	4.542%	9/19/2030	93,736	92,621
	Citigroup Inc.	2.976%	11/5/2030	7,737	7,266
	Citigroup Inc.	2.666%	1/29/2031	17,887	16,522
	Citigroup Inc.	4.412%	3/31/2031	28,705	28,089
	Citigroup Inc.	4.952%	5/7/2031	50,246	50,013
	Citigroup Inc.	2.572%	6/3/2031	33,515	30,598
	Citigroup Inc.	4.503%	9/11/2031	73,209	71,550
	Citizens Financial Group Inc.	5.253%	3/5/2031	19,258	19,315
[11]	Close Brothers Finance plc	1.625%	12/3/2030	6,142	6,966
[11]	Close Brothers Group plc	7.750%	6/14/2028	14,668	20,440
	CNO Financial Group Inc.	5.250%	5/30/2029	14,962	14,979
[6,14]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.700%	6.174%	9/12/2035	9,520	6,832
[6,14]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.593%	10/25/2033	18,670	13,438
	Corebridge Financial Inc.	3.850%	4/5/2029	15,521	15,112
[8]	CRC Insurance Group LLC	7.125%	6/1/2031	183	183
[8]	Credit Agricole SA	4.631%	9/11/2028	16,497	16,484
[8]	Credit Agricole SA	4.656%	1/12/2032	37,895	36,950
[8]	Credit Agricole SA	5.186%	8/1/2032	47,515	47,189
[10]	Credit Mutuel Arkea SA	4.810%	5/15/2035	6,000	7,075
[8]	Danske Bank A/S	4.662%	3/27/2029	5,340	5,333
[8]	Danske Bank A/S	5.705%	3/1/2030	59,594	60,614
[8]	Danske Bank A/S	5.019%	3/4/2031	3,296	3,284
[8]	Danske Bank A/S	4.999%	3/27/2032	15,980	15,808
[8]	Depository Trust Co.	4.300%	3/27/2029	18,330	18,172
	Deutsche Bank AG	5.373%	1/10/2029	27,298	27,490
	Deutsche Bank AG	6.819%	11/20/2029	61,475	63,969
	Deutsche Bank AG	4.999%	9/11/2030	35,642	35,527
	Deutsche Bank AG	5.297%	5/9/2031	36,004	36,029
	Deutsche Bank AG	4.950%	8/4/2031	62,332	61,529
	Deutsche Bank AG	4.725%	2/6/2032	23,860	23,257
	Deutsche Bank AG	5.060%	4/14/2032	23,864	23,576
[10]	Deutsche Pfandbriefbank AG	3.250%	9/1/2028	100	113
[8]	DNB Bank ASA	4.853%	11/5/2030	27,327	27,286
[8]	DNB Bank ASA	4.384%	11/4/2031	37,915	36,880

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9,15]	DPS Lehman Brothers Holdings	0.000%	8/19/2065	9,410	1
	Equifax Inc.	5.000%	8/15/2029	11,436	11,451
	Equifax Inc.	4.800%	9/15/2029	8,122	8,091
	Equifax Inc.	3.100%	5/15/2030	16,004	14,910
	Equitable Holdings Inc.	4.350%	4/20/2028	4,550	4,519
[8]	Fair Isaac Corp.	4.000%	6/15/2028	5,170	5,015
	Fidelity National Financial Inc.	4.500%	8/15/2028	480	477
	Fidelity National Information Services Inc.	4.450%	3/10/2028	50,410	50,137
	Fidelity National Information Services Inc.	4.550%	3/10/2029	49,670	49,220
	Fidelity National Information Services Inc.	4.800%	3/10/2031	47,570	46,697
	Fifth Third Bancorp	6.361%	10/27/2028	72,951	74,320
	Fifth Third Bancorp	6.339%	7/27/2029	117,020	120,309
[8]	Fifth Third Bancorp	5.982%	1/30/2030	18,206	18,624
	Fifth Third Bancorp	4.772%	7/28/2030	25,240	25,095
	Fifth Third Bancorp	4.895%	9/6/2030	34,503	34,396
	Fiserv Inc.	5.450%	3/2/2028	36,111	36,395
	Fiserv Inc.	5.375%	8/21/2028	27,403	27,632
	Fiserv Inc.	3.500%	7/1/2029	46,063	44,182
	Fiserv Inc.	4.750%	3/15/2030	47,766	47,084
	Fiserv Inc.	2.650%	6/1/2030	9,500	8,663
[8]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	2,660	2,562
[8]	Freedom Mortgage Holdings LLC	8.000%	2/1/2032	1,980	1,965
[10]	GA Global Funding Trust	3.750%	6/20/2032	6,000	6,698
	Gaci First Investment Co.	5.000%	1/29/2029	114,907	114,292
	GATX Corp.	4.550%	11/7/2028	5,675	5,647
	GATX Corp.	4.700%	4/1/2029	3,480	3,464
[8]	GGAM Finance Ltd.	8.000%	2/15/2027	2,089	2,092
[8]	Global Atlantic Fin Co.	4.400%	10/15/2029	9,782	9,439
[8]	Global Atlantic Fin Co.	3.125%	6/15/2031	28,159	24,982
	Goldman Sachs Bank USA	4.656%	6/3/2029	47,520	47,396
	Goldman Sachs Group Inc.	4.482%	8/23/2028	33,126	33,042
	Goldman Sachs Group Inc.	4.148%	1/21/2029	127,320	126,122
	Goldman Sachs Group Inc.	4.153%	10/21/2029	140,505	138,227
	Goldman Sachs Group Inc.	6.484%	10/24/2029	36,448	37,606
	Goldman Sachs Group Inc.	4.594%	4/20/2030	46,058	45,570
	Goldman Sachs Group Inc.	5.727%	4/25/2030	42,489	43,254
	Goldman Sachs Group Inc.	5.049%	7/23/2030	37,902	37,981
	Goldman Sachs Group Inc.	4.692%	10/23/2030	33,582	33,203
	Goldman Sachs Group Inc.	5.207%	1/28/2031	77,347	77,518
	Goldman Sachs Group Inc.	5.218%	4/23/2031	30,614	30,666
	Goldman Sachs Group Inc.	4.369%	10/21/2031	128,254	124,118
	Goldman Sachs Group Inc.	4.516%	1/21/2032	91,440	88,765
	Goldman Sachs Group Inc.	2.615%	4/22/2032	34,380	30,587
	Goldman Sachs Group Inc.	4.972%	6/3/2032	52,270	51,572
	Goldman Sachs Group Inc.	5.240%	7/21/2032	108,200	107,984
	Golub Capital BDC Inc.	7.050%	12/5/2028	16,889	17,325
	Golub Capital BDC Inc.	6.000%	7/15/2029	11,449	11,459
	Golub Capital Private Credit Fund	5.875%	5/1/2030	27,430	26,896
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,646	3,801
[8]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	3,515	3,482
[8]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	1,450	1,348
	HPS Corporate Lending Fund	5.450%	1/14/2028	70,260	70,005
	HPS Corporate Lending Fund	4.900%	9/11/2028	9,732	9,538
	HPS Corporate Lending Fund	5.850%	6/5/2030	56,844	55,623
	HSBC Holdings plc	5.210%	8/11/2028	13,574	13,638
	HSBC Holdings plc	2.013%	9/22/2028	16,592	16,097
	HSBC Holdings plc	7.390%	11/3/2028	57,401	59,190
	HSBC Holdings plc	5.130%	11/19/2028	39,903	40,079
	HSBC Holdings plc	4.899%	3/3/2029	21,645	21,689
	HSBC Holdings plc	6.161%	3/9/2029	38,927	39,729
	HSBC Holdings plc	4.583%	6/19/2029	2,912	2,899
	HSBC Holdings plc	2.206%	8/17/2029	41,109	38,990
	HSBC Holdings plc	5.546%	3/4/2030	36,539	37,032
	HSBC Holdings plc	4.398%	3/10/2030	30,050	29,607
	HSBC Holdings plc	4.711%	5/12/2030	94,465	93,657
	HSBC Holdings plc	3.973%	5/22/2030	75,385	73,258
	HSBC Holdings plc	5.286%	11/19/2030	55,754	56,067
	HSBC Holdings plc	5.130%	3/3/2031	36,382	36,332
	HSBC Holdings plc	5.240%	5/13/2031	81,725	81,907
	HSBC Holdings plc	2.357%	8/18/2031	9,555	8,581

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	4.619%	11/6/2031	47,915	46,828
	HSBC USA Inc.	4.650%	6/3/2028	6,198	6,204
	Huntington Bancshares Inc.	4.443%	8/4/2028	20,991	20,920
	Huntington Bancshares Inc.	6.208%	8/21/2029	91,935	94,325
	Huntington National Bank	5.650%	1/10/2030	30,982	31,626
	ING Groep NV	4.550%	10/2/2028	13,692	13,649
	ING Groep NV	4.803%	3/23/2032	23,680	23,273
	Intercontinental Exchange Inc.	4.000%	9/15/2027	30,000	29,856
	Intercontinental Exchange Inc.	3.625%	9/1/2028	78,806	77,218
[11]	Intesa Sanpaolo SpA	5.148%	6/10/2030	5,000	6,621
[8]	Intesa Sanpaolo SpA	5.000%	6/29/2030	35,735	35,566
[8]	Intesa Sanpaolo SpA	5.200%	6/29/2032	80,820	79,929
	Jefferies Financial Group Inc.	5.875%	7/21/2028	18,282	18,614
	Jefferies Financial Group Inc.	4.150%	1/23/2030	9,500	9,119
	JPMorgan Chase & Co.	4.505%	10/22/2028	33,116	33,051
	JPMorgan Chase & Co.	4.005%	4/23/2029	46,401	45,853
	JPMorgan Chase & Co.	2.069%	6/1/2029	17,810	16,980
	JPMorgan Chase & Co.	4.203%	7/23/2029	33,810	33,452
	JPMorgan Chase & Co.	5.299%	7/24/2029	37,372	37,756
	JPMorgan Chase & Co.	6.087%	10/23/2029	22,866	23,481
	JPMorgan Chase & Co.	5.012%	1/23/2030	33,639	33,728
	JPMorgan Chase & Co.	5.581%	4/22/2030	63,955	65,010
	JPMorgan Chase & Co.	4.408%	4/23/2030	58,660	57,878
	JPMorgan Chase & Co.	3.702%	5/6/2030	27,407	26,554
	JPMorgan Chase & Co.	4.565%	6/14/2030	18,218	18,036
	JPMorgan Chase & Co.	4.995%	7/22/2030	63,358	63,469
	JPMorgan Chase & Co.	4.864%	7/23/2030	54,505	54,386
	JPMorgan Chase & Co.	2.739%	10/15/2030	23,940	22,388
	JPMorgan Chase & Co.	4.603%	10/22/2030	16,940	16,771
	JPMorgan Chase & Co.	5.140%	1/24/2031	84,277	84,596
	JPMorgan Chase & Co.	5.103%	4/22/2031	7,281	7,300
	JPMorgan Chase & Co.	4.255%	10/22/2031	47,675	46,174
	JPMorgan Chase & Co.	4.347%	1/22/2032	72,140	69,925
	JPMorgan Chase & Co.	4.622%	4/23/2032	62,860	61,505
	JPMorgan Chase & Co.	5.041%	7/23/2032	45,605	45,409
	Keybank National Association	3.900%	4/13/2029	3,895	3,783
	KeyCorp	2.550%	10/1/2029	12,053	11,227
[10]	Kommunalkredit Austria AG	5.250%	3/28/2029	16,800	19,888
[10]	La Mondiale SAM	2.125%	6/23/2031	100	106
[11]	Legal & General Group plc	3.750%	11/26/2049	14,700	18,656
[8]	Lincoln Financial Global Funding	4.200%	1/12/2029	12,145	11,925
	Lloyds Banking Group plc	3.574%	11/7/2028	9,754	9,620
	Lloyds Banking Group plc	4.818%	6/13/2029	23,869	23,882
[6,14]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.469%	3/17/2029	18,860	13,495
	LPL Holdings Inc.	5.200%	3/15/2030	33,316	33,277
	M&T Bank Corp.	4.553%	8/16/2028	94,851	94,682
	M&T Bank Corp.	7.413%	10/30/2029	97,224	102,385
	M&T Bank Corp.	5.179%	7/8/2031	30,823	30,855
	M&T Bank Corp.	5.400%	7/30/2035	19,898	19,714
[14]	Macquarie Bank Ltd.	5.603%	2/20/2035	6,180	4,302
[6,14]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	6.303%	2/20/2035	20,470	14,654
[6,14]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.413%	3/1/2034	41,280	29,600
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	11,323	11,195
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	66,688	66,738
	Manufacturers & Traders Trust Co.	4.548%	4/18/2030	35,690	35,302
[10]	Mapfre SA	2.875%	4/13/2030	700	782
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	91,081	90,470
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	3,840	3,868
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	33,904	34,225
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	20,525	20,680
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	19,971	20,131
	Mitsubishi UFJ Financial Group Inc.	4.980%	7/24/2030	18,050	18,060
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	47,534	47,756
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	5,465	5,474
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	71,578	69,984
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	29,410	28,640
	Mitsubishi UFJ Financial Group Inc.	5.190%	7/23/2032	37,410	37,356
	Mizuho Financial Group Inc.	5.667%	5/27/2029	17,918	18,202
	Morgan Stanley	6.296%	10/18/2028	37,631	38,325
	Morgan Stanley	3.772%	1/24/2029	24,678	24,337

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.123%	2/1/2029	45,275	45,478
	Morgan Stanley	5.164%	4/20/2029	116,044	116,656
	Morgan Stanley	4.868%	7/12/2029	35,210	35,209
	Morgan Stanley	5.449%	7/20/2029	28,281	28,589
	Morgan Stanley	4.133%	10/18/2029	52,445	51,617
	Morgan Stanley	6.407%	11/1/2029	22,838	23,570
	Morgan Stanley	4.238%	1/9/2030	92,275	90,734
	Morgan Stanley	5.173%	1/16/2030	24,394	24,515
	Morgan Stanley	4.555%	4/10/2030	34,920	34,552
	Morgan Stanley	5.656%	4/18/2030	63,955	65,039
	Morgan Stanley	5.042%	7/19/2030	145,920	146,250
	Morgan Stanley	4.654%	10/18/2030	63,822	63,122
	Morgan Stanley	5.230%	1/15/2031	87,496	87,923
	Morgan Stanley	2.699%	1/22/2031	9,594	8,863
	Morgan Stanley	5.192%	4/17/2031	61,423	61,603
	Morgan Stanley	4.356%	10/22/2031	31,490	30,510
	Morgan Stanley	4.493%	1/16/2032	83,885	81,431
	Morgan Stanley	4.809%	4/16/2032	47,190	46,297
	Morgan Stanley	5.170%	7/14/2032	39,140	38,995
	Morgan Stanley Bank NA	4.968%	7/14/2028	33,842	33,938
	Morgan Stanley Bank NA	5.016%	1/12/2029	87,230	87,648
	Morgan Stanley Bank NA	4.788%	5/10/2030	31,440	31,316
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	50,290	49,987
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	91,220	90,055
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	25,264	24,592
	Nasdaq Inc.	5.350%	6/28/2028	26,805	27,120
[8]	National Securities Clearing Corp.	4.900%	6/26/2029	30,764	30,898
[8]	National Securities Clearing Corp.	4.700%	6/9/2031	14,260	14,128
	NatWest Group plc	5.516%	9/30/2028	9,208	9,300
	NatWest Group plc	4.892%	5/18/2029	10,006	10,029
	NatWest Group plc	5.076%	1/27/2030	19,155	19,213
	NatWest Group plc	4.445%	5/8/2030	5,482	5,406
	NatWest Group plc	4.964%	8/15/2030	54,169	54,140
	NatWest Group plc	5.115%	5/23/2031	12,304	12,295
[11]	NatWest Group plc	2.105%	11/28/2031	19,685	26,475
	NatWest Group plc	4.983%	6/18/2032	15,115	14,950
[8]	Nippon Life Insurance Co.	4.748%	4/2/2031	36,435	35,984
	NMI Holdings Inc.	6.000%	8/15/2029	9,136	9,275
	Nomura Holdings Inc.	5.842%	1/18/2028	15,482	15,709
	Nomura Holdings Inc.	6.070%	7/12/2028	20,050	20,498
	Nomura Holdings Inc.	4.996%	6/29/2029	27,085	27,065
	Nomura Holdings Inc.	3.103%	1/16/2030	13,602	12,717
	Nomura Holdings Inc.	4.904%	7/1/2030	27,751	27,447
	Nomura Holdings Inc.	2.679%	7/16/2030	27,122	24,677
	Nomura Holdings Inc.	5.166%	7/14/2031	28,510	28,288
	Northern Trust Corp.	4.150%	11/19/2030	5,610	5,472
	Northern Trust Corp.	3.375%	5/8/2032	24,603	24,298
[8]	Nuveen LLC	5.550%	1/15/2030	13,707	13,814
	OneMain Finance Corp.	6.625%	5/15/2029	4,629	4,692
[11]	OSB Group plc	9.993%	7/27/2033	7,367	10,616
[11]	Pension Insurance Corp. plc	4.625%	5/7/2031	8,448	10,678
[11]	Pension Insurance Corp. plc	3.625%	10/21/2032	2,913	3,394
[8]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	12,523	12,683
[8]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	22,700	23,185
[8]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	22,988	23,063
[8]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.550%	1/15/2031	24,038	23,554
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	4,785	4,961
	Pinnacle Bank	5.625%	2/15/2028	20,203	20,338
	Pinnacle Bank	5.957%	1/15/2036	13,927	13,709
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	63,987	65,056
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	27,235	26,986
	PNC Bank NA	2.700%	10/22/2029	25,571	23,858
	PNC Financial Services Group Inc.	5.582%	6/12/2029	94,941	96,340
	PNC Financial Services Group Inc.	4.618%	10/26/2029	55,010	54,820
	PNC Financial Services Group Inc.	5.492%	5/14/2030	115,747	117,524
	PNC Financial Services Group Inc.	4.831%	7/19/2030	19,610	19,572
	PNC Financial Services Group Inc.	5.222%	1/29/2031	47,601	47,960
	PNC Financial Services Group Inc.	4.899%	5/13/2031	84,455	84,153
	Principal Financial Group Inc.	3.700%	5/15/2029	7,097	6,893
	Principal Financial Group Inc.	2.125%	6/15/2030	7,859	7,071

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	4.600%	3/26/2031	30,240	29,828
[10]	Raiffeisen Bank International AG	2.875%	6/18/2032	25,700	29,415
	Regions Bank	4.755%	7/27/2029	29,540	29,478
	Regions Financial Corp.	5.722%	6/6/2030	147,608	150,540
	Reinsurance Group of America Inc.	3.150%	6/15/2030	2,665	2,486
[8]	Rocket Cos. Inc.	6.125%	8/1/2030	5,735	5,781
[8]	Rocket Cos. Inc.	6.125%	8/1/2031	750	753
[8]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	1,910	1,827
	Royal Bank of Canada	4.522%	10/18/2028	86,121	86,001
	Royal Bank of Canada	4.965%	1/24/2029	21,196	21,295
	Royal Bank of Canada	4.969%	8/2/2030	104,228	104,480
	Royal Bank of Canada	4.650%	10/18/2030	32,686	32,410
	Royal Bank of Canada	5.153%	2/4/2031	124,064	124,580
	Royal Bank of Canada	4.970%	5/2/2031	38,723	38,681
	Royal Bank of Canada	4.696%	8/6/2031	2,980	2,941
	Royal Bank of Canada	4.305%	11/3/2031	29,120	28,314
[8]	Ryan Specialty LLC	5.875%	8/1/2032	807	796
	S&P Global Inc.	4.250%	5/1/2029	5,088	5,024
	Santander UK Group Holdings plc	4.320%	9/22/2029	33,719	33,298
[8]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	710	711
[10]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	5.500%	5/15/2033	800	904
	Sixth Street Lending Partners	6.500%	3/11/2029	37,099	37,674
	Sixth Street Lending Partners	5.750%	1/15/2030	19,090	18,874
	Sixth Street Lending Partners	6.125%	7/15/2030	36,449	36,401
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	13,655	13,759
[8]	SMBC Aviation Capital Finance DAC	4.950%	7/23/2029	23,390	23,333
[8]	SMBC Aviation Capital Finance DAC	5.200%	7/23/2031	26,150	26,012
[8]	Societe Generale SA	4.450%	4/12/2030	47,675	46,851
[8]	Starwood Property Trust Inc.	7.250%	4/1/2029	230	237
[8]	Starwood Property Trust Inc.	5.875%	8/15/2029	455	456
[8]	Starwood Property Trust Inc.	6.000%	4/15/2030	1,480	1,483
[8]	Starwood Property Trust Inc.	6.500%	10/15/2030	1,610	1,633
	State Street Bank & Trust Co.	4.701%	7/23/2029	56,155	56,351
	State Street Bank & Trust Co.	4.782%	11/23/2029	30,710	30,817
	State Street Corp.	4.834%	4/24/2030	9,560	9,575
	State Street Corp.	4.558%	4/23/2032	29,155	28,566
	State Street Corp.	3.031%	11/1/2034	34,584	32,308
	Suci Second Investment Co.	6.000%	10/25/2028	60,430	61,617
	Sumisho Air Lease Corp.	5.300%	2/1/2028	14,251	14,334
	Sumisho Air Lease Corp.	4.625%	10/1/2028	13,874	13,790
	Sumisho Air Lease Corp.	5.100%	3/1/2029	22,802	22,844
	Sumisho Air Lease Corp.	3.000%	2/1/2030	24,452	22,748
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	12,273	12,430
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	7,287	7,180
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	13,745	14,031
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	12,027	11,350
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	18,360	18,066
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	30,706	31,068
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	17,940	18,072
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	14,713	13,191
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	14,340	14,748
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	28,625	28,148
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	18,370	17,867
	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	49,130	48,570
[8]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	45,680	45,371
[8]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	46,820	46,266
[8]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	38,380	37,631
	Toronto-Dominion Bank	5.156%	1/10/2028	44,798	45,133
	Toronto-Dominion Bank	3.913%	1/13/2028	23,870	23,635
	Toronto-Dominion Bank	4.861%	1/31/2028	96,271	96,628
	Toronto-Dominion Bank	5.523%	7/17/2028	18,984	19,289
	Toronto-Dominion Bank	4.361%	4/23/2029	14,320	14,168
	Toronto-Dominion Bank	4.847%	7/27/2029	28,075	28,095
	Toronto-Dominion Bank	4.783%	12/17/2029	64,296	64,362
	Toronto-Dominion Bank	4.808%	6/3/2030	23,834	23,776
	Toronto-Dominion Bank	4.411%	1/13/2031	23,875	23,392
	Truist Financial Corp.	4.873%	1/26/2029	41,334	41,405
	Truist Financial Corp.	7.161%	10/30/2029	33,512	35,100
	Truist Financial Corp.	5.435%	1/24/2030	12,119	12,258
	Truist Financial Corp.	5.071%	5/20/2031	68,715	68,705

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Truist Financial Corp.	4.597%	1/27/2032	26,750	26,109
	UBS AG	4.678%	11/29/2030	48,180	47,832
	UBS AG / Stamford CT	4.302%	3/16/2029	16,310	16,218
[8]	UBS Group AG	3.869%	1/12/2029	23,237	22,980
[8]	UBS Group AG	4.151%	12/23/2029	91,440	89,989
[8]	UBS Group AG	5.428%	2/8/2030	132,037	133,374
[8]	UBS Group AG	4.214%	4/10/2030	38,180	37,443
[8]	UBS Group AG	3.126%	8/13/2030	9,492	8,977
[8]	UBS Group AG	5.617%	9/13/2030	50,787	51,621
[8]	UBS Group AG	4.194%	4/1/2031	7,830	7,591
[8]	UBS Group AG	4.398%	9/23/2031	56,261	54,551
[8]	UBS Group AG	4.588%	8/10/2032	43,790	42,478
[10]	UniCredit SpA	4.231%	5/19/2036	1,800	2,071
	US Bancorp	4.653%	2/1/2029	14,232	14,224
	US Bancorp	5.775%	6/12/2029	52,371	53,333
	US Bancorp	5.384%	1/23/2030	22,211	22,489
	US Bancorp	5.100%	7/23/2030	29,542	29,751
	US Bancorp	4.857%	7/27/2030	57,530	57,412
	US Bancorp	5.046%	2/12/2031	102,470	102,516
	US Bancorp	5.083%	5/15/2031	57,288	57,378
	US Bancorp	4.481%	1/26/2032	28,640	27,906
	US Bank NA	4.535%	5/20/2029	46,730	46,561
[8]	UWM Holdings LLC	6.625%	2/1/2030	363	337
	Verisk Analytics Inc.	4.450%	3/15/2031	8,518	8,272
[10]	Volksbank Wien AG	5.750%	6/21/2034	14,600	17,247
[10]	Volksbank Wien AG	5.500%	12/4/2035	6,000	7,051
[15]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/2011	21,983	2
	Wells Fargo & Co.	4.577%	5/20/2029	72,195	71,935
	Wells Fargo & Co.	5.574%	7/25/2029	80,593	81,810
	Wells Fargo & Co.	4.078%	9/15/2029	23,854	23,496
	Wells Fargo & Co.	6.303%	10/23/2029	18,272	18,833
	Wells Fargo & Co.	4.182%	1/23/2030	83,880	82,523
	Wells Fargo & Co.	5.198%	1/23/2030	36,401	36,687
	Wells Fargo & Co.	2.879%	10/30/2030	13,669	12,828
	Wells Fargo & Co.	5.244%	1/24/2031	69,991	70,476
	Wells Fargo & Co.	2.572%	2/11/2031	5,278	4,861
	Wells Fargo & Co.	4.478%	4/4/2031	47,823	46,991
	Wells Fargo & Co.	5.150%	4/23/2031	36,011	36,166
	Wells Fargo & Co.	4.844%	5/20/2032	59,860	59,059
[6,14]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.670%	6.129%	7/10/2034	10,400	7,438
[6,14]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.338%	4/3/2034	8,700	6,250
	Willis North America Inc.	4.500%	9/15/2028	11,875	11,814
	Willis North America Inc.	2.950%	9/15/2029	11,613	10,952
[8]	WS Escrow LLC	7.750%	6/1/2033	985	1,019
[10]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	11,700	12,041
					16,113,542
Health Care (7.0%)
[8]	1261229 BC Ltd.	10.000%	4/15/2032	2,490	2,545
	Abbott Laboratories	3.700%	3/9/2029	176,970	172,931
	Abbott Laboratories	4.000%	3/15/2031	381,230	368,506
	AbbVie Inc.	4.800%	3/15/2029	283,913	284,834
	AbbVie Inc.	3.200%	11/21/2029	124,197	118,387
	AbbVie Inc.	4.125%	3/15/2031	66,705	64,677
[8]	Agilent Technologies Inc.	4.900%	1/15/2032	23,500	23,272
	Amgen Inc.	5.150%	3/2/2028	159,942	161,186
	Amgen Inc.	1.650%	8/15/2028	12,854	12,117
	Amgen Inc.	2.450%	2/21/2030	21,020	19,377
	Amgen Inc.	5.250%	3/2/2030	39,730	40,209
	Amgen Inc.	4.200%	2/19/2031	70,675	68,628
	Ascension Health	4.078%	11/15/2028	28,545	28,216
	Ascension Health	4.294%	11/15/2030	47,575	46,502
	Augusta SpinCo Corp.	4.321%	9/23/2027	43,065	42,914
	Augusta SpinCo Corp.	4.398%	3/23/2029	37,760	37,360
	Augusta SpinCo Corp.	4.656%	3/23/2031	47,195	46,424
	Baxter International Inc.	3.950%	4/1/2030	38,998	37,325
	Becton Dickinson & Co.	4.693%	2/13/2028	19,648	19,663
	Becton Dickinson & Co.	4.874%	2/8/2029	37,227	37,312
	Becton Dickinson & Co.	2.823%	5/20/2030	19,302	17,890
	Cardinal Health Inc.	5.125%	2/15/2029	35,259	35,532

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	5.000%	11/15/2029	45,541	45,729
	Cencora Inc.	3.450%	12/15/2027	35,499	34,977
	Cencora Inc.	4.625%	12/15/2027	2,090	2,092
	Cencora Inc.	3.950%	2/13/2029	28,570	28,027
	Cencora Inc.	2.800%	5/15/2030	5,450	5,053
	Cencora Inc.	4.250%	11/15/2030	19,045	18,507
	Centene Corp.	2.450%	7/15/2028	6,567	6,231
	Centene Corp.	4.625%	12/15/2029	1,075	1,041
[8]	Charles River Laboratories International Inc.	4.250%	5/1/2028	3,241	3,181
[8]	Charles River Laboratories International Inc.	3.750%	3/15/2029	3,565	3,408
[8]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	813	858
	Cigna Group	4.375%	10/15/2028	37,176	36,925
	Cigna Group	4.500%	9/15/2030	29,115	28,694
	CommonSpirit Health	4.352%	9/1/2030	18,085	17,581
	CommonSpirit Health	2.782%	10/1/2030	9,475	8,682
	CVS Health Corp.	1.300%	8/21/2027	63,018	60,938
	CVS Health Corp.	4.300%	3/25/2028	80,438	79,955
	CVS Health Corp.	5.000%	1/30/2029	34,843	35,037
	CVS Health Corp.	5.400%	6/1/2029	33,031	33,546
	CVS Health Corp.	3.250%	8/15/2029	54,666	52,205
	CVS Health Corp.	5.125%	2/21/2030	24,947	25,072
	CVS Health Corp.	1.750%	8/21/2030	31,875	28,100
[8]	DaVita Inc.	4.625%	6/1/2030	1,287	1,240
	Elevance Health Inc.	4.101%	3/1/2028	27,072	26,850
	Elevance Health Inc.	5.150%	6/15/2029	21,908	22,118
	Elevance Health Inc.	2.875%	9/15/2029	6,862	6,477
	Elevance Health Inc.	4.750%	2/15/2030	36,162	35,960
	Elevance Health Inc.	2.250%	5/15/2030	23,965	21,801
	Eli Lilly & Co.	4.375%	5/20/2031	44,541	43,740
[8]	Endo Finance Holdings LP	8.500%	4/15/2031	343	361
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	107,065	108,373
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	38,260	37,804
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	14,157	14,162
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	60,164	61,809
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	48,079	47,697
[8]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	375	378
	Gilead Sciences Inc.	4.800%	11/15/2029	5,120	5,138
	HCA Inc.	5.000%	3/1/2028	14,062	14,123
	HCA Inc.	5.625%	9/1/2028	5,551	5,625
	HCA Inc.	5.875%	2/1/2029	15,812	16,117
	HCA Inc.	3.375%	3/15/2029	4,655	4,490
	HCA Inc.	5.250%	3/1/2030	20,114	20,259
	HCA Inc.	3.500%	9/1/2030	91,415	86,168
	HCA Inc.	4.300%	11/15/2030	33,250	32,240
	HCA Inc.	4.700%	5/15/2031	93,025	91,268
	HCA Inc.	2.375%	7/15/2031	18,320	16,109
	Humana Inc.	5.750%	3/1/2028	24,879	25,228
[8]	IQVIA Inc.	5.000%	10/15/2026	2,865	2,864
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	18,605	17,536
	McKesson Corp.	3.950%	2/16/2028	977	968
	McKesson Corp.	4.650%	5/30/2030	71,570	71,068
[8]	Medline Borrower LP	5.250%	10/1/2029	5,356	5,308
	Merck & Co. Inc.	4.150%	3/15/2031	46,415	45,151
	Merck & Co. Inc.	4.650%	5/22/2031	23,535	23,365
	Novartis Capital Corp.	4.400%	3/18/2031	109,430	107,578
[8,10]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	3,297	3,758
[8]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	1,865	1,837
[8]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	780	773
	Pfizer Inc.	4.200%	11/15/2030	58,045	56,751
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	73,513	73,355
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	11,527	10,734
	Quest Diagnostics Inc.	4.600%	12/15/2027	18,253	18,261
	Quest Diagnostics Inc.	4.200%	6/30/2029	5,232	5,154
	Quest Diagnostics Inc.	4.625%	12/15/2029	19,608	19,494
	Quest Diagnostics Inc.	2.950%	6/30/2030	7,471	6,954
[10]	RAY Financing LLC	6.500%	7/15/2031	1,185	1,382
	Revvity Inc.	3.300%	9/15/2029	13,664	13,005
[8]	Roche Holdings Inc.	5.338%	11/13/2028	14,325	14,569
[8]	Roche Holdings Inc.	4.790%	3/8/2029	35,505	35,666
	Royalty Pharma plc	1.750%	9/2/2027	25,604	24,838

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	2.200%	9/2/2030	9,540	8,557
[8]	Star Parent Inc.	9.000%	10/1/2030	1,050	1,104
	Stryker Corp.	4.250%	9/11/2029	21,784	21,495
	Stryker Corp.	4.850%	2/10/2030	18,192	18,182
	Stryker Corp.	1.950%	6/15/2030	7,500	6,737
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	6,178	6,209
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	40,481	36,585
[8]	Teleflex Inc.	5.875%	1/15/2032	455	452
	Tenet Healthcare Corp.	4.250%	6/1/2029	1,125	1,091
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	5,372	5,354
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	473	472
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	240	239
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	2,600	2,632
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	32,970	32,087
	UnitedHealth Group Inc.	4.250%	1/15/2029	17,066	16,920
	UnitedHealth Group Inc.	4.000%	5/15/2029	28,605	28,124
	UnitedHealth Group Inc.	4.800%	1/15/2030	9,705	9,714
	UnitedHealth Group Inc.	2.000%	5/15/2030	22,670	20,462
	UnitedHealth Group Inc.	4.650%	1/15/2031	24,290	24,079
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	31,945	32,349
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	74,775	75,045
					3,895,439
Industrials (5.4%)
[8]	Air Canada	3.875%	8/15/2026	18,062	18,052
	Allegion plc	3.500%	10/1/2029	11,112	10,647
[8]	Allison Transmission Inc.	4.750%	10/1/2027	1,700	1,692
[8]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	2,186	2,176
	Amphenol Corp.	3.800%	11/15/2027	42,365	42,028
	Amphenol Corp.	3.900%	11/15/2028	25,401	25,043
	Amphenol Corp.	4.125%	11/15/2030	35,441	34,436
	ATI Inc.	5.875%	6/15/2033	325	327
[14]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	25,200	17,068
[14]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	13,150	9,303
[14]	Australia Pacific Airports Melbourne Pty Ltd.	5.950%	6/16/2055	5,320	3,645
[8]	BAE Systems plc	5.125%	3/26/2029	47,554	48,010
	Boeing Co.	3.250%	2/1/2028	43,822	42,916
	Boeing Co.	3.450%	11/1/2028	11,301	10,996
	Boeing Co.	3.200%	3/1/2029	33,207	31,923
	Boeing Co.	6.298%	5/1/2029	65,792	68,148
	Boeing Co.	5.150%	5/1/2030	304,709	306,303
	Boeing Co.	3.625%	2/1/2031	33,257	31,361
	Boeing Co.	6.388%	5/1/2031	23,898	25,144
[14]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	7,340	4,927
[8]	BWX Technologies Inc.	4.125%	6/30/2028	4,572	4,458
[8]	BWX Technologies Inc.	4.125%	4/15/2029	1,705	1,637
	Canadian Pacific Railway Co.	2.050%	3/5/2030	130	118
	Carrier Global Corp.	2.722%	2/15/2030	23,971	22,264
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	12,164	11,918
	Caterpillar Financial Services Corp.	4.500%	5/15/2031	10,804	10,649
[8]	Clean Harbors Inc.	5.125%	7/15/2029	1,990	1,967
	CNH Industrial Capital LLC	4.550%	4/10/2028	18,034	17,959
	CNH Industrial Capital LLC	5.500%	1/12/2029	22,847	23,155
	CNH Industrial Capital LLC	4.375%	3/7/2031	72,115	69,879
[8]	CompoSecure Holdings LLC	5.625%	2/1/2033	1,470	1,411
[10]	Czechoslovak Group A/S	5.250%	1/10/2031	10,600	12,405
[8]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	11,196	11,237
[8]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	13,735	13,813
[8]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	25,315	25,631
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	62,374	62,817
[14]	Dalrymple Bay Finance Pty Ltd.	6.234%	3/24/2031	22,440	16,021
	Deere Funding Canada Corp.	4.150%	10/9/2030	42,168	41,103
[4,8]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/2028	63,586	63,466
	Eaton Capital ULC	4.450%	5/9/2030	29,830	29,419
	Eaton Corp.	3.850%	3/6/2028	80,460	79,599
	Eaton Corp.	3.950%	3/6/2029	23,764	23,343
	Eaton Corp.	4.200%	3/6/2031	21,980	21,322
[8]	Esab Corp.	5.625%	4/1/2031	1,195	1,182
	FedEx Corp.	3.400%	2/15/2028	13,990	13,725
[8]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	25,502	25,058

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	17,980	17,507
[8]	Garda World Security Corp.	6.500%	1/15/2031	360	364
[8]	Garda World Security Corp.	8.250%	8/1/2032	1,455	1,476
[8]	Garda World Security Corp.	8.375%	11/15/2032	1,495	1,519
[8]	Gates Corp.	6.875%	7/1/2029	5,468	5,582
	GE Vernova Inc.	4.250%	2/4/2031	33,346	32,508
	General Electric Co.	4.300%	7/29/2030	22,471	22,090
[8]	Goat Holdco LLC	6.750%	2/1/2032	1,095	1,113
	HEICO Corp.	4.950%	8/1/2031	16,852	16,805
[8]	Herc Holdings Inc.	7.000%	6/15/2030	715	737
	Hexcel Corp.	4.900%	5/15/2031	18,940	18,689
[8]	Honeywell Aerospace Inc.	3.900%	3/16/2028	87,283	86,272
[8]	Honeywell Aerospace Inc.	4.000%	3/16/2029	58,577	57,494
[8]	Honeywell Aerospace Inc.	4.300%	3/16/2031	91,006	88,482
	Howmet Aerospace Inc.	3.750%	3/3/2028	10,190	10,056
	Howmet Aerospace Inc.	3.900%	4/15/2029	14,251	13,945
	Hubbell Inc.	4.650%	6/15/2031	23,406	23,081
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	29,715	29,242
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	2,132	2,020
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	60,807	61,397
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	18,273	17,740
	Ingersoll Rand Inc.	5.400%	8/14/2028	2,451	2,484
	Ingersoll Rand Inc.	5.176%	6/15/2029	36,179	36,653
	Jacobs Solutions Inc.	4.750%	3/3/2031	45,910	44,905
[8]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,605	1,397
	John Deere Capital Corp.	4.500%	1/16/2029	18,655	18,628
	John Deere Capital Corp.	3.900%	3/9/2029	25,034	24,620
	John Deere Capital Corp.	4.200%	3/10/2031	17,638	17,187
	Keysight Technologies Inc.	5.350%	7/30/2030	29,050	29,436
	L3Harris Technologies Inc.	4.400%	6/15/2028	527	524
	L3Harris Technologies Inc.	5.050%	6/1/2029	44,479	44,793
	L3Harris Technologies Inc.	2.900%	12/15/2029	16,240	15,270
	Lennox International Inc.	1.700%	8/1/2027	6,455	6,277
	Lockheed Martin Corp.	4.150%	8/15/2028	16,881	16,768
	Lockheed Martin Corp.	4.500%	2/15/2029	24,884	24,808
	Lockheed Martin Corp.	4.400%	8/15/2030	26,349	26,056
[14]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	2,860	1,990
[8]	Mueller Water Products Inc.	4.000%	6/15/2029	4,022	3,851
	Nordson Corp.	4.500%	12/15/2029	36,448	35,994
	Northrop Grumman Corp.	3.250%	1/15/2028	14,923	14,655
	Northrop Grumman Corp.	4.600%	2/1/2029	125,693	125,511
	Northrop Grumman Corp.	4.400%	5/1/2030	33,689	33,212
	Northrop Grumman Corp.	4.650%	7/15/2030	27,859	27,656
	Otis Worldwide Corp.	5.250%	8/16/2028	31,973	32,324
	Otis Worldwide Corp.	4.488%	5/7/2029	46,729	46,427
	Otis Worldwide Corp.	2.565%	2/15/2030	24,794	22,893
	Parker-Hannifin Corp.	3.250%	6/14/2029	17,702	17,006
	Paychex Inc.	5.100%	4/15/2030	12,890	12,893
[14]	Qantas Airways Ltd.	3.150%	9/27/2028	33,700	22,561
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	916	891
	Regal Rexnord Corp.	6.050%	4/15/2028	12,093	12,326
	RELX Capital Inc.	4.750%	3/27/2030	21,381	21,251
	Republic Services Inc.	4.875%	4/1/2029	19,240	19,322
	Republic Services Inc.	4.750%	7/15/2030	5,400	5,389
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	602	585
	RTX Corp.	4.125%	11/16/2028	84,418	83,524
	RTX Corp.	5.750%	1/15/2029	22,990	23,565
	RTX Corp.	7.500%	9/15/2029	5,970	6,438
	RTX Corp.	6.000%	3/15/2031	52,310	54,683
	Ryder System Inc.	5.650%	3/1/2028	9,160	9,290
	Ryder System Inc.	5.250%	6/1/2028	14,893	15,030
	Ryder System Inc.	6.300%	12/1/2028	58,143	60,030
	Ryder System Inc.	5.375%	3/15/2029	31,978	32,432
	Ryder System Inc.	4.300%	12/1/2030	15,909	15,519
	Southwest Airlines Co.	3.450%	11/16/2027	9,947	9,790
[8]	TransDigm Inc.	6.750%	8/15/2028	3,867	3,897
[10]	Traton Finance Luxembourg SA	3.750%	3/27/2030	100	115
	Tyco Electronics Group SA	4.625%	2/1/2030	14,340	14,232
	United Airlines Holdings Inc.	4.875%	3/1/2029	960	946
	United Airlines Holdings Inc.	5.375%	3/1/2031	480	474

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	10/15/2027	977	987
	Veralto Corp.	5.350%	9/18/2028	9,968	10,079
[8]	WESCO Distribution Inc.	6.375%	3/15/2029	2,753	2,794
[8]	WESCO Distribution Inc.	5.250%	4/15/2031	475	467
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	17,090	17,042
					2,975,697
Materials (2.2%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	5,727	5,723
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	49,882	49,978
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	25,000	25,082
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	20,485	18,412
[8]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	5,355	5,086
	ArcelorMittal SA	6.550%	11/29/2027	3,063	3,132
[8,10]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	1,300	1,505
[8]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	720	725
	Avery Dennison Corp.	4.875%	12/6/2028	9,081	9,101
	Ball Corp.	2.875%	8/15/2030	1,950	1,766
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	35,115	35,455
[8,10]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	6.500%	6/15/2033	1,370	1,585
[8]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	7.125%	6/15/2033	985	991
[8]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	690	687
[8]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	1,825	1,724
[8]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	4,255	4,130
	Commercial Metals Co.	4.125%	1/15/2030	1,960	1,874
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	37,789	37,242
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	13,449	12,600
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	3,263	3,296
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	4,806	4,946
	CRH America Finance Inc.	4.400%	2/9/2031	24,665	24,078
	Eastman Chemical Co.	4.500%	12/1/2028	5,371	5,331
	Eastman Chemical Co.	5.000%	8/1/2029	27,118	27,160
	Eastman Chemical Co.	4.500%	2/20/2031	28,640	27,829
	Ecolab Inc.	4.600%	6/15/2029	47,510	47,378
	Ecolab Inc.	4.800%	6/15/2031	47,510	47,284
[8]	Element Solutions Inc.	3.875%	9/1/2028	5,595	5,512
	FMC Corp.	3.450%	10/1/2029	1,905	1,755
[8]	FMC Corp.	8.000%	6/1/2031	1,237	1,278
	FMC Corp.	8.450%	11/1/2055	1,045	785
	Freeport Indonesia PT	4.763%	4/14/2027	21,556	21,510
	Freeport-McMoRan Inc.	4.375%	8/1/2028	16,638	16,489
	Freeport-McMoRan Inc.	4.250%	3/1/2030	12,053	11,757
[8]	Georgia-Pacific LLC	4.400%	5/15/2029	28,640	28,358
[8]	Georgia-Pacific LLC	4.600%	5/15/2031	38,770	38,036
[8]	Glencore Funding LLC	4.907%	4/1/2028	28,680	28,748
[8]	Glencore Funding LLC	5.371%	4/4/2029	28,129	28,480
[8]	Glencore Funding LLC	2.500%	9/1/2030	8,054	7,289
[8]	Glencore Funding LLC	4.900%	7/1/2031	53,050	52,486
[8]	Graphic Packaging International LLC	4.750%	7/15/2027	6,605	6,564
[8]	Graphic Packaging International LLC	3.500%	3/15/2028	369	358
[8]	Graphic Packaging International LLC	3.750%	2/1/2030	2,655	2,477
[8]	JH North America Holdings Inc.	5.875%	1/31/2031	1,860	1,858
[8]	Magnera Corp.	7.250%	11/15/2031	1,777	1,739
	Mosaic Co.	5.375%	11/15/2028	13,697	13,836
	Mosaic Co.	4.350%	1/15/2029	23,830	23,553
[8,10]	Nouryon Finance BV	6.125%	7/15/2031	500	584
[8]	NOVA Chemicals Corp.	4.250%	5/15/2029	5,368	5,242
[8]	Novelis Corp.	4.750%	1/30/2030	1,754	1,684
	Nutrien Ltd.	4.900%	3/27/2028	40,564	40,695
	Nutrien Ltd.	4.200%	4/1/2029	10,906	10,747
	Nutrien Ltd.	2.950%	5/13/2030	15,272	14,229
	Nutrien Ltd.	4.850%	5/29/2031	28,510	28,265
	OCP SA	6.100%	4/30/2030	1,896	1,914
[8]	Olympus Water US Holding Corp.	6.750%	8/1/2032	1,295	1,261
[8]	Olympus Water US Holding Corp.	7.250%	2/15/2033	4,885	4,785
	Owens Corning	3.500%	2/15/2030	10,863	10,348
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	2,290	2,172
	PPG Industries Inc.	4.375%	3/15/2031	47,680	46,449
[8]	Quikrete Holdings Inc.	6.375%	3/1/2032	2,366	2,395
	Rio Tinto Finance USA plc	4.875%	3/14/2030	39,444	39,495

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sherwin-Williams Co.	4.550%	3/1/2028	16,065	16,043
	Sherwin-Williams Co.	4.300%	8/15/2028	34,760	34,503
	Sherwin-Williams Co.	2.300%	5/15/2030	18,689	16,996
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	31,845	32,059
[8]	SNF Group SACA	5.626%	3/31/2031	4,270	4,277
[8]	Standard Industries Inc.	4.375%	7/15/2030	800	756
	Steel Dynamics Inc.	4.000%	12/15/2028	93,630	92,180
[8]	Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC	6.125%	7/15/2033	860	855
	Suzano Austria GmbH	6.000%	1/15/2029	16,994	17,231
[8]	United States Steel Corp.	5.200%	8/1/2031	27,950	27,665
	Vale Canada Ltd.	7.200%	9/15/2032	15,402	16,686
	Vulcan Materials Co.	4.950%	12/1/2029	8,703	8,740
	WestRock MWV LLC	8.200%	1/15/2030	17,285	19,012
[8]	WR Grace Holdings LLC	5.625%	8/15/2029	2,330	2,140
	WRKCo Inc.	4.000%	3/15/2028	6,826	6,753
					1,203,129
Real Estate (2.8%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	1,596	1,572
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	26,412	24,527
	American Homes 4 Rent LP	4.250%	2/15/2028	9,528	9,445
	American Homes 4 Rent LP	4.900%	2/15/2029	2,940	2,940
	American Homes 4 Rent LP	4.950%	6/15/2030	13,265	13,181
	American Tower Corp.	3.600%	1/15/2028	6,597	6,499
	American Tower Corp.	5.800%	11/15/2028	9,408	9,609
	American Tower Corp.	3.950%	3/15/2029	23,654	23,119
	American Tower Corp.	2.900%	1/15/2030	22,840	21,331
[10]	Aroundtown SA	3.500%	5/13/2030	14,700	16,496
	AvalonBay Communities Inc.	2.300%	3/1/2030	6,453	5,919
	AvalonBay Communities Inc.	4.350%	12/1/2030	21,950	21,503
	Boston Properties LP	6.750%	12/1/2027	16,513	16,928
	Boston Properties LP	4.500%	12/1/2028	6,594	6,545
	Boston Properties LP	3.400%	6/21/2029	6,076	5,823
	Brandywine Operating Partnership LP	3.950%	11/15/2027	236	230
	Brandywine Operating Partnership LP	8.875%	4/12/2029	4,280	4,494
	Brandywine Operating Partnership LP	6.125%	1/15/2031	950	912
	Brixmor Operating Partnership LP	2.250%	4/1/2028	5,511	5,300
	Brixmor Operating Partnership LP	4.125%	5/15/2029	21,799	21,382
	Camden Property Trust	3.150%	7/1/2029	9,542	9,139
	COPT Defense Properties LP	2.000%	1/15/2029	17,204	16,060
	COPT Defense Properties LP	4.500%	10/15/2030	16,744	16,349
	Crown Castle Inc.	3.650%	9/1/2027	1,131	1,120
	Crown Castle Inc.	5.000%	1/11/2028	41,660	41,800
	Crown Castle Inc.	3.800%	2/15/2028	8,230	8,108
	Crown Castle Inc.	4.900%	9/1/2029	7,099	7,078
	Crown Castle Inc.	3.100%	11/15/2029	15,739	14,825
	Crown Castle Inc.	3.300%	7/1/2030	3,462	3,233
	CubeSmart LP	2.250%	12/15/2028	37,263	35,193
	CubeSmart LP	4.375%	2/15/2029	19,874	19,656
[10]	Deutsche EuroShop AG	4.500%	10/15/2030	5,600	6,465
	Digital Realty Trust LP	5.550%	1/15/2028	68,768	69,503
	Digital Realty Trust LP	4.450%	7/15/2028	4,220	4,193
	Digital Realty Trust LP	3.600%	7/1/2029	62,668	60,511
	DOC DR LLC	3.950%	1/15/2028	6,103	6,037
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	10,500	12,265
[7]	Equifax Inc.	5.000%	8/15/2029	42,738	42,656
	Equinix Asia Financing Corp Pte Ltd.	4.400%	3/15/2031	46,133	44,563
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	109,710	107,156
	Equinix Inc.	2.000%	5/15/2028	9,113	8,690
	Equinix Inc.	3.200%	11/18/2029	20,162	19,055
	Equinix Inc.	2.150%	7/15/2030	11,213	10,019
	ERP Operating LP	3.000%	7/1/2029	3,505	3,338
	ERP Operating LP	2.500%	2/15/2030	6,801	6,281
	Essex Portfolio LP	1.700%	3/1/2028	8,315	7,943
	Essex Portfolio LP	3.000%	1/15/2030	9,094	8,531
	Essex Portfolio LP	2.550%	6/15/2031	3,752	3,338
	Extra Space Storage LP	5.700%	4/1/2028	45,758	46,428
	Extra Space Storage LP	4.000%	6/15/2029	5,801	5,659
	Extra Space Storage LP	5.500%	7/1/2030	25,327	25,668
	Extra Space Storage LP	5.900%	1/15/2031	14,320	14,727

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Realty OP LP	3.200%	6/15/2029	9,862	9,444
	Federal Realty OP LP	3.500%	6/1/2030	3,052	2,901
[14]	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	14,360	9,315
	Healthcare Realty Holdings LP	3.100%	2/15/2030	13,605	12,724
	Healthpeak OP LLC	2.125%	12/1/2028	4,450	4,196
	Healthpeak OP LLC	3.500%	7/15/2029	9,485	9,133
	Healthpeak OP LLC	3.000%	1/15/2030	13,555	12,696
[10]	Heimstaden Bostad Treasury BV	1.000%	4/13/2028	5,000	5,514
	Highwoods Realty LP	4.125%	3/15/2028	23,787	23,443
	Highwoods Realty LP	4.200%	4/15/2029	23,397	22,828
	Highwoods Realty LP	3.050%	2/15/2030	19,834	18,422
	Host Hotels & Resorts LP	4.250%	12/15/2028	4,685	4,614
	Host Hotels & Resorts LP	3.375%	12/15/2029	2,965	2,810
	Host Hotels & Resorts LP	3.500%	9/15/2030	19,743	18,509
	Hudson Pacific Properties LP	3.950%	11/1/2027	1,175	1,144
	Hudson Pacific Properties LP	5.950%	2/15/2028	2,153	2,133
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	6,396	6,046
[10]	IWG US Finance LLC	6.500%	6/28/2030	20,000	24,645
[8]	Kennedy-Wilson Inc.	7.250%	6/1/2033	195	197
	Kilroy Realty LP	4.750%	12/15/2028	32,127	31,815
	Kilroy Realty LP	4.250%	8/15/2029	6,913	6,694
	Kilroy Realty LP	3.050%	2/15/2030	14,285	13,116
	Kimco Realty OP LLC	2.700%	10/1/2030	10,817	9,966
	Mid-America Apartments LP	3.950%	3/15/2029	16,865	16,529
	Mid-America Apartments LP	2.750%	3/15/2030	4,589	4,270
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	2,810	1,914
[8,10]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	1,200	1,393
[8]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	391	398
	NNN REIT Inc.	4.300%	10/15/2028	1,416	1,403
	NNN REIT Inc.	2.500%	4/15/2030	17,478	16,028
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	9,262	9,242
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	35,118	33,533
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	9,548	9,499
	Piedmont Operating Partnership LP	6.875%	7/15/2029	14,362	14,949
[10]	PPI Public Property Invest AB	4.625%	3/12/2030	16,092	18,925
[10]	PPI Public Property Invest AB	3.875%	10/16/2031	1,990	2,234
	Prologis LP	3.875%	9/15/2028	299	295
	Prologis LP	2.250%	4/15/2030	8,550	7,801
	Prologis LP	4.250%	6/15/2031	12,420	12,064
	Public Storage Operating Co.	4.700%	2/1/2032	19,005	18,754
	Realty Income Corp.	4.750%	2/15/2029	27,374	27,371
	Realty Income Corp.	4.000%	7/15/2029	9,132	8,950
	Realty Income Corp.	3.400%	1/15/2030	3,115	2,965
	Rexford Industrial Realty LP	5.000%	6/15/2028	10,363	10,397
	Sabra Health Care LP	3.900%	10/15/2029	23,782	22,938
	SBA Communications Corp.	3.875%	2/15/2027	5,925	5,890
[14]	Scentre Group Trust 1 / Scentre Group Trust 2	6.500%	5/1/2031	9,500	6,896
[8]	Service Properties Trust	0.000%	9/30/2027	4,135	3,857
	Service Properties Trust	3.950%	1/15/2028	2,005	1,944
	Simon Property Group LP	4.300%	1/15/2031	23,680	23,077
	Store Capital LLC	4.500%	3/15/2028	4,764	4,730
	Sun Communities Operating LP	2.300%	11/1/2028	2,328	2,206
	UDR Inc.	3.200%	1/15/2030	4,445	4,199
	Ventas Realty LP	4.400%	1/15/2029	4,010	3,974
	Ventas Realty LP	3.000%	1/15/2030	4,201	3,937
	Welltower OP LLC	2.050%	1/15/2029	32,472	30,504
	Welltower OP LLC	4.125%	3/15/2029	14,964	14,746
	Welltower OP LLC	3.100%	1/15/2030	32,828	31,011
	Welltower OP LLC	4.500%	7/1/2030	31,850	31,413
	Weyerhaeuser Co.	6.950%	10/1/2027	3,417	3,502
[8]	XHR LP	4.875%	6/1/2029	495	482
					1,569,867
Technology (6.0%)
[8]	AthenaHealth Group Inc.	7.500%	2/15/2032	325	333
	Broadcom Inc.	4.750%	4/15/2029	21,786	21,728
	Broadcom Inc.	4.350%	2/15/2030	64,251	62,751
	Broadcom Inc.	5.000%	4/15/2030	34,733	34,713
	Broadcom Inc.	4.200%	10/15/2030	48,675	46,966
	Broadcom Inc.	4.300%	1/15/2031	35,920	34,727

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cadence Design Systems Inc.	4.300%	9/10/2029	5,268	5,193
[8]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	2,697	1,389
[8]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	357	187
[8]	Cloud Software Group LLC	6.500%	3/31/2029	5,748	5,622
[8]	Cloud Software Group LLC	9.000%	9/30/2029	1,545	1,515
	Concentrix Corp.	6.500%	3/1/2029	33,243	32,269
	Cotiviti Corp.	7.625%	5/1/2031	3,235	3,046
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	73,717	74,335
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	34,120	34,161
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	38,023	37,455
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	57,754	58,392
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	46,115	45,165
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	51,506	51,514
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	57,061	55,649
	Dell International LLC / EMC Corp.	4.750%	7/15/2031	28,344	27,870
[10]	DXC Capital Funding DAC	4.250%	12/9/2030	4,900	5,496
[10]	DXC Capital Funding DAC	0.950%	9/15/2031	1,300	1,237
	DXC Technology Co.	2.375%	9/15/2028	19,963	18,862
[8]	Ellucian Holdings Inc.	6.500%	12/1/2029	1,529	1,473
[8]	Entegris Inc.	4.375%	4/15/2028	2,215	2,174
[8]	Entegris Inc.	4.750%	4/15/2029	2,313	2,277
[8]	Entegris Inc.	5.950%	6/15/2030	240	240
[8]	Foundry JV Holdco LLC	5.900%	1/25/2030	14,340	14,657
[8]	Foundry JV Holdco LLC	5.500%	1/25/2031	115,529	116,634
[8]	Foundry JV Holdco LLC	6.150%	1/25/2032	87,226	89,962
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	72,799	72,338
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	36,429	36,328
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	49,597	48,993
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	101,021	99,946
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	22,501	21,943
	HP Inc.	4.750%	1/15/2028	683	683
[8]	Ingram Micro Inc.	4.750%	5/15/2029	5,435	5,289
	Intel Corp.	3.750%	8/5/2027	93,435	92,707
	Intel Corp.	4.875%	2/10/2028	60,945	61,105
	Intel Corp.	2.450%	11/15/2029	132,660	122,511
	Intel Corp.	5.125%	2/10/2030	64,170	64,343
	Intel Corp.	3.900%	3/25/2030	30,902	29,714
	Intel Corp.	4.650%	6/1/2031	74,364	72,714
	International Business Machines Corp.	4.000%	2/3/2029	5,230	5,140
	International Business Machines Corp.	3.500%	5/15/2029	24,188	23,379
	International Business Machines Corp.	4.300%	2/3/2031	29,966	29,069
	Intuit Inc.	4.950%	6/15/2031	15,992	15,841
	Jabil Inc.	4.200%	2/1/2029	19,200	18,848
[8]	Kioxia Holdings Corp.	6.250%	7/24/2030	1,000	1,024
	Leidos Inc.	4.100%	3/15/2029	50,255	49,259
	Leidos Inc.	4.375%	5/15/2030	4,780	4,659
	Microchip Technology Inc.	4.900%	3/15/2028	50,420	50,552
	Microchip Technology Inc.	5.050%	2/15/2030	39,595	39,429
	Motorola Solutions Inc.	4.850%	8/15/2030	47,700	47,362
	NVIDIA Corp.	4.250%	6/15/2028	107,330	106,874
	NVIDIA Corp.	4.350%	6/15/2029	115,060	113,968
	NVIDIA Corp.	4.500%	6/15/2031	107,740	105,428
	NXP BV / NXP Funding LLC	5.550%	12/1/2028	741	752
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	8/19/2028	22,416	22,214
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	12,781	12,575
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	20,855	19,703
	Oracle Corp.	3.250%	11/15/2027	18,509	18,080
	Oracle Corp.	2.300%	3/25/2028	13,716	13,080
	Oracle Corp.	4.500%	5/6/2028	31,749	31,367
	Oracle Corp.	4.800%	8/3/2028	67,804	67,193
	Oracle Corp.	4.550%	2/4/2029	77,752	75,775
	Oracle Corp.	4.200%	9/27/2029	154,824	148,291
	Oracle Corp.	2.950%	4/1/2030	17,500	15,742
	Oracle Corp.	4.450%	9/26/2030	54,055	51,010
	Oracle Corp.	4.950%	2/4/2031	113,837	108,748
[8]	Rocket Software Inc.	9.000%	11/28/2028	1,580	1,564
	Roper Technologies Inc.	4.250%	9/15/2028	19,128	18,937
	Roper Technologies Inc.	4.450%	9/15/2030	27,250	26,673
	Salesforce Inc.	4.500%	3/15/2028	100,000	99,824
	Salesforce Inc.	4.650%	3/15/2029	100,000	99,583

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ServiceNow Inc.	4.250%	5/15/2028	6,438	6,404
	ServiceNow Inc.	4.700%	8/15/2031	9,663	9,516
[8]	SS&C Technologies Inc.	5.500%	9/30/2027	9,270	9,267
[8]	SS&C Technologies Inc.	6.500%	6/1/2032	1,020	1,029
	Synopsys Inc.	4.650%	4/1/2028	26,770	26,737
	Synopsys Inc.	4.850%	4/1/2030	64,230	63,872
	Teledyne Technologies Inc.	2.250%	4/1/2028	17,091	16,433
[10]	Teleperformance SE	4.250%	1/21/2030	4,100	4,730
[10]	Teleperformance SE	4.750%	3/28/2032	2,400	2,737
[8]	UKG Inc.	6.875%	2/1/2031	6,760	6,623
	VMware LLC	1.800%	8/15/2028	60,692	57,357
	VMware LLC	4.700%	5/15/2030	37,251	36,871
					3,300,125
Utilities (6.5%)
[7,8]	Abu Dhabi National Energy Co. PJSC	5.125%	8/3/2031	28,515	28,418
	AEP Texas Inc.	5.450%	5/15/2029	25,785	26,199
	AES Corp.	5.450%	6/1/2028	14,173	14,294
	AES Corp.	2.450%	1/15/2031	9,640	8,528
	Alabama Power Co.	4.300%	3/15/2031	47,720	46,530
	Ameren Corp.	1.750%	3/15/2028	13,726	13,095
	Ameren Corp.	5.000%	1/15/2029	133,126	133,741
	American Electric Power Co. Inc.	5.750%	11/1/2027	16,374	16,590
	American Electric Power Co. Inc.	5.200%	1/15/2029	23,817	24,067
	American Electric Power Co. Inc.	5.800%	3/15/2056	19,080	18,733
	American Water Capital Corp.	4.625%	6/1/2029	19,000	18,936
	Arizona Public Service Co.	2.600%	8/15/2029	15,346	14,390
[14]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	16,880	11,614
[14]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	4,990	3,233
[14]	AusNet Services Holdings Pty Ltd.	6.187%	2/12/2055	9,550	6,687
[10]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	28,655	32,589
[8]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	1,455	1,435
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	18,153	18,362
	CenterPoint Energy Inc.	5.400%	6/1/2029	55,092	55,951
	CenterPoint Energy Inc.	2.950%	3/1/2030	13,038	12,157
[8]	Chpe LLC	4.875%	6/30/2031	24,630	24,265
[8]	Clearway Energy Operating LLC	4.750%	3/15/2028	5,720	5,647
	Comision Federal de Electricidad	5.700%	1/24/2030	34,634	34,552
	Commonwealth Edison Co.	4.550%	6/1/2031	18,910	18,584
	Constellation Energy Generation LLC	3.900%	1/8/2028	22,990	22,794
	Constellation Energy Generation LLC	4.550%	6/1/2029	38,010	37,711
	Constellation Energy Generation LLC	4.400%	1/15/2031	20,870	20,332
	Consumers Energy Co.	4.600%	5/30/2029	26,094	26,058
[7]	Consumers Energy Co.	4.900%	8/15/2031	32,740	32,621
	Dominion Energy Inc.	4.600%	5/15/2028	55,280	55,207
	Dominion Energy Inc.	4.250%	6/1/2028	1,489	1,477
	Dominion Energy Inc.	3.375%	4/1/2030	35,178	33,341
	Dominion Energy Inc.	5.000%	6/15/2030	35,970	36,029
	Dominion Energy Inc.	6.000%	2/15/2056	49,520	49,038
	Dominion Energy Inc.	6.150%	12/15/2056	23,760	23,517
	DTE Electric Co.	2.250%	3/1/2030	12,458	11,420
	DTE Energy Co.	4.875%	6/1/2028	52,317	52,463
	DTE Energy Co.	5.100%	3/1/2029	47,124	47,488
	DTE Energy Co.	3.400%	6/15/2029	21,648	20,818
	DTE Energy Co.	2.950%	3/1/2030	16,985	15,910
	DTE Energy Co.	5.200%	4/1/2030	28,105	28,293
	Duke Energy Carolinas LLC	6.000%	12/1/2028	184	189
	Duke Energy Corp.	5.000%	12/8/2027	18,310	18,402
	Duke Energy Corp.	4.300%	3/15/2028	16,641	16,556
	Duke Energy Corp.	3.400%	6/15/2029	12,786	12,318
	Edison International	5.000%	5/5/2028	11,940	11,950
[8]	Electricite de France SA	5.700%	5/23/2028	7,765	7,889
[8]	Electricite de France SA	4.500%	9/21/2028	15,235	15,152
[8]	ENEL Finance International NV	4.125%	9/30/2028	21,890	21,597
	Entergy Corp.	1.900%	6/15/2028	10,033	9,526
	Entergy Corp.	2.800%	6/15/2030	37,099	34,265
[10]	EPH Financing International A/S	6.651%	11/13/2028	12,918	15,682
[16]	Eskom Holdings	4.314%	7/23/2027	30,575	30,242
	Essential Utilities Inc.	4.800%	8/15/2027	18,249	18,285
	Evergy Inc.	4.250%	3/15/2029	17,293	17,043

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Evergy Missouri West Inc.	4.700%	5/21/2029	9,500	9,458
	Eversource Energy	5.450%	3/1/2028	38,897	39,298
	Exelon Corp.	5.150%	3/15/2028	60,649	61,080
	Exelon Corp.	5.150%	3/15/2029	22,838	23,025
	Exelon Corp.	4.050%	4/15/2030	53,023	51,356
	FirstEnergy Corp.	2.650%	3/1/2030	41,084	37,846
	FirstEnergy Corp.	2.250%	9/1/2030	17,416	15,568
[8]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	13,726	13,833
[8]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	22,021	21,759
[8]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	25,810	25,329
[8]	FirstEnergy Transmission LLC	2.866%	9/15/2028	52,930	50,850
	FirstEnergy Transmission LLC	4.550%	1/15/2030	13,435	13,250
	Hydro One Inc.	4.750%	5/30/2031	18,280	18,072
[10]	Iberdrola Finanzas SA	1.575%	Perpetual	4,800	5,398
[8]	ITC Holdings Corp.	4.950%	9/22/2027	14,027	14,076
	ITC Holdings Corp.	3.350%	11/15/2027	23,036	22,668
	Jersey Central Power & Light Co.	4.150%	1/15/2029	34,129	33,687
	Jersey Central Power & Light Co.	4.400%	1/15/2031	29,930	29,125
[8]	Liberty Utilities Co.	5.100%	5/15/2031	22,830	22,552
[8]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	9,160	9,073
[8]	Monongahela Power Co.	4.450%	8/15/2029	10,180	10,075
	National Fuel Gas Co.	5.500%	3/15/2030	30,160	30,457
	National Grid plc	5.602%	6/12/2028	25,656	26,072
[14]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	32,030	21,259
	Nevada Power Co.	6.250%	5/15/2055	3,503	3,493
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	37,270	37,337
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	19,487	19,560
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	26,205	23,772
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	20,199	20,267
	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	36,780	36,141
	NiSource Inc.	5.250%	3/30/2028	35,583	35,916
	NiSource Inc.	5.200%	7/1/2029	63,576	64,316
	NiSource Inc.	3.600%	5/1/2030	5,236	4,995
	NiSource Inc.	4.750%	5/18/2031	13,580	13,415
[8]	NRG Energy Inc.	5.750%	7/15/2029	9,120	9,118
	NSTAR Electric Co.	4.650%	5/15/2031	23,750	23,432
	OGE Energy Corp.	5.450%	5/15/2029	12,112	12,294
[8]	Ohio Edison Co.	4.950%	12/15/2029	47,620	47,699
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	6,853	6,482
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	7,083	6,691
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	41,014	40,795
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	18,225	18,153
	Pacific Gas & Electric Co.	2.100%	8/1/2027	12,357	12,020
	Pacific Gas & Electric Co.	6.100%	1/15/2029	26,770	27,472
	Pacific Gas & Electric Co.	5.550%	5/15/2029	63,575	64,518
	Pacific Gas & Electric Co.	4.550%	7/1/2030	5,980	5,847
[8]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	6,646	6,492
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	23,436	23,274
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	10,285	10,323
	Pinnacle West Capital Corp.	4.900%	5/15/2028	5,860	5,876
	Pinnacle West Capital Corp.	4.650%	6/1/2029	19,010	18,926
	Pinnacle West Capital Corp.	5.150%	5/15/2030	14,320	14,380
	PPL Capital Funding Inc.	4.125%	4/15/2030	29,537	28,700
[8]	PSEG Power LLC	5.200%	5/15/2030	32,240	32,306
	Public Service Co. of Colorado	4.150%	3/13/2029	24,800	24,465
	Public Service Electric & Gas Co.	2.450%	1/15/2030	5,525	5,118
	Public Service Electric & Gas Co.	4.200%	1/1/2031	17,285	16,812
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	56,456	57,332
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	50,827	51,944
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	34,266	34,563
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	21,776	21,729
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	75,740	66,272
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	23,760	23,475
[8]	Rayburn Country Securitization LLC	2.307%	12/1/2030	5,640	5,362
	Sempra	6.625%	4/1/2055	12,236	12,272
	Southern California Edison Co.	5.300%	3/1/2028	19,895	20,050
	Southern California Edison Co.	5.650%	10/1/2028	20,171	20,501
	Southern California Edison Co.	4.950%	9/15/2031	19,000	18,767
	Southern Co.	5.113%	8/1/2027	46,580	46,846
	Southern Co.	1.750%	3/15/2028	884	845

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	4.850%	6/15/2028	44,785	44,944
	Southern Co.	3.700%	4/30/2030	730	700
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	20,135	19,885
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	19,010	18,913
	Southern Power Co.	4.250%	10/1/2030	24,950	24,306
	Southern Power Co.	4.800%	6/15/2031	33,260	32,885
	Southwestern Electric Power Co.	4.100%	9/15/2028	10,036	9,895
[11]	SW Finance I plc	2.375%	5/28/2028	6,447	8,172
[11]	SW Finance I plc	5.750%	11/19/2030	600	782
[11]	SW Finance I plc	7.750%	10/31/2031	25,924	36,014
[8]	Talen Energy Supply LLC	6.125%	5/1/2031	3,125	3,104
	Tampa Electric Co.	4.900%	3/1/2029	27,175	27,256
	Union Electric Co.	2.950%	3/15/2030	6,426	6,030
[8]	Vistra Operations Co. LLC	4.300%	10/15/2028	15,840	15,607
[8]	Vistra Operations Co. LLC	4.550%	10/30/2028	38,183	37,840
[8]	Vistra Operations Co. LLC	4.600%	10/15/2030	14,300	13,917
[8]	Vistra Operations Co. LLC	5.000%	4/30/2031	47,730	46,972
	WEC Energy Group Inc.	5.150%	10/1/2027	22,952	23,087
	WEC Energy Group Inc.	1.375%	10/15/2027	16,730	16,118
	WEC Energy Group Inc.	4.750%	1/15/2028	54,174	54,277
	Wisconsin Electric Power Co.	3.950%	3/1/2029	14,470	14,232
	Wisconsin Electric Power Co.	4.150%	10/15/2030	23,850	23,184
	Wisconsin Public Service Corp.	4.250%	1/15/2031	23,870	23,279
	Xcel Energy Inc.	4.000%	6/15/2028	27,459	27,140
	Xcel Energy Inc.	2.600%	12/1/2029	4,557	4,242
[8]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	3,752	3,710
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	915	944
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	650	691
[11]	Yorkshire Water Finance plc	1.750%	11/26/2026	12,105	16,148
					3,592,013
Total Corporate Bonds (Cost $43,652,039)					43,448,143
Floating Rate Loan Interests (0.3%)
[6]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	5.481%	9/20/2030	1,700	1,699
[6]	ADI Global Distribution Funding LLC Term Loan B, TSFR1M + 2.750%	6.456%	6/17/2033	125	125
[6]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.479%	5/28/2032	1,104	1,103
[6]	American Airlines Inc. Term Loan B, TSFR6M + 2.250%	5.935%	2/15/2028	777	771
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.979%	4/20/2028	3,182	3,180
[6]	Asurion LLC Term Loan B-13, TSFR3M + 4.250%	8.073%	9/19/2030	3,174	3,094
[6]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.573%	2/23/2033	1,872	1,752
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	6.981%	2/16/2032	2,569	2,548
[6]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.231%	1/27/2032	2,377	2,379
[6,10]	BASF Coatings Term Loan B, 3M EURIBOR + 3.750%	6.043%	6/29/2033	800	926
[6]	BASF Coatings USD Term Loan B, TSFR3M + 3.500%	7.244%	6/29/2033	200	201
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.481%	1/15/2031	11,270	11,298
[6,10]	Beach Acquisition Bidco LLC Term Loan B, 1M EURIBOR + 3.000%	5.191%	9/12/2032	836	967
[6]	Beach Acquisition Bidco LLC Term Loan B, TSFR1M + 2.750%	6.481%	9/12/2032	1,179	1,183
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	5,298	5,289
[6]	Betclic Everest Group Term Loan B, TSFR3M + 2.750%	6.482%	12/10/2031	240	241
[6,10,17]	Boluda Towage, S.L. EUR Term Loan B	—%	6/30/2033	260	301
[6,17]	Boluda Towage, S.L. USD Term Loan B	—%	6/30/2033	195	196
[6]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	697	698
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.231%	5/6/2030	2,424	2,426
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.231%	1/28/2032	11,612	11,626
[6]	Core & Main LP Term Loan B, TSFR3M + 1.750%	5.475%	7/1/2033	1,060	1,060
[6]	Discovery Global Holdings Inc. Term Loan B, TSFR1M + 2.500%	6.231%	6/3/2033	1,898	1,899
[6,10,17]	Electronic Arts Inc. EUR Term Loan B	—%	3/24/2033	1,055	1,220
[6,17]	Electronic Arts Inc. USD Term Loan B	—%	3/24/2033	1,435	1,442
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.481%	4/23/2031	7,975	7,980
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.982%	8/15/2030	2,521	2,522
[6]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.073%	11/4/2031	135	134
[6]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.981%	1/26/2033	384	384
[6]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 2.750%	6.414%	9/13/2032	3,112	3,116
[6]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	4,345	4,271
[6]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.982%	12/30/2032	2,940	2,934
[6]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.250%	5/19/2031	3,783	3,598
[6,10,17]	LSF12 Pillar Investments Sarl	—%	4/30/2033	780	901
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.731%	3/1/2029	2,975	2,683
[6]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	897	904

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Nexstar Broadcasting Inc. Term Loan B-7, TSFR1M + 2.750%	6.481%	3/18/2033	2,414	2,410
[6]	Opal Bidco SAS Term Loan B, TSFR3M + 2.500%	6.232%	4/28/2032	4,175	4,181
[6]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.263%	10/8/2032	4,404	4,416
[6]	Pioneer Opco LLC Term Loan B, TSFR1M + 3.250%	6.999%	5/16/2033	200	201
[6]	Prestige Brands Inc. Term Loan B, TSFR1M + 2.500%	5.731%	6/13/2033	330	331
[6]	QXO Inc.Term Loan B, TSFR1M + 2.000%	5.731%	7/1/2033	2,655	2,650
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.481%	11/28/2028	248	238
[6]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.680%	7/9/2032	5,916	5,908
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.482%	11/5/2028	12,941	12,969
[6,17]	Stonepeak Motion Finco LLC	—%	6/24/2033	2,550	2,551
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.611%	4/30/2030	833	836
[6]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.704%	4/30/2030	3,186	3,197
[6]	TKO Worldwide Holdings LLC Term Loan B, TSFR3M + 1.750%	5.412%	11/21/2031	706	705
[6]	TransDigm Inc. Term Loan J, TSFR1M + 2.500%	6.231%	2/28/2031	1,776	1,778
[6]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.231%	1/19/2032	289	289
[6]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.231%	8/19/2032	9,313	9,326
[6]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.231%	2/13/2033	394	394
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	10,974	10,526
[6]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.232%	1/30/2031	480	483
[6]	Worthington Steel Inc. Term Loan B, TSFR1M + 4.000%	7.731%	6/1/2033	2,090	2,097
Total Floating Rate Loan Interests (Cost $153,527)					152,537
Sovereign Bonds (3.6%)
	Baiterek National Investment Holding JSC	5.450%	5/8/2028	17,622	17,682
[8]	Banco Nacional de Comercio Exterior SNC	6.000%	5/14/2036	35,768	35,226
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	7,934	7,904
	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	21,943	21,335
	Dominican Republic	5.500%	2/22/2029	20,413	20,308
	Dominican Republic	4.500%	1/30/2030	16,789	16,079
	Dominican Republic	5.750%	3/17/2034	1,432	1,387
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	221,674	221,340
	Fondo MIVIVIENDA SA	4.625%	4/12/2027	2,301	2,297
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	23,872	24,008
	Kingdom of Jordan	7.500%	1/13/2029	24,855	25,695
	Kingdom of Morocco	2.375%	12/15/2027	19,203	18,524
	Kingdom of Morocco	5.950%	3/8/2028	19,892	20,113
[8,10]	Kingdom of Morocco	4.750%	5/26/2034	57,772	66,470
	Korea National Oil Corp.	4.125%	9/30/2027	29,148	28,996
	KSA Sukuk Ltd.	5.250%	6/4/2027	39,329	39,565
	KSA Sukuk Ltd.	4.303%	1/19/2029	4,752	4,682
	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	17,902	18,112
	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	9,100	9,307
	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	22,773	22,783
	Republic of Argentina	1.000%	7/9/2029	42,076	37,738
[18]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	12,223	10,676
[10]	Republic of Bulgaria	3.625%	9/5/2032	15,542	17,939
[10]	Republic of Chile	0.100%	1/26/2027	2,734	3,105
	Republic of Chile	4.850%	1/22/2029	17,014	17,007
	Republic of Chile	4.350%	4/13/2031	3,991	3,871
[10]	Republic of Chile	3.875%	7/9/2031	5,228	6,036
[10]	Republic of Chile	3.750%	1/14/2032	14,225	16,258
[10]	Republic of Chile	3.375%	4/14/2032	6,458	7,231
	Republic of Hungary	6.125%	5/22/2028	73,027	74,426
	Republic of Hungary	5.375%	9/26/2030	9,100	9,160
	Republic of Hungary	2.125%	9/22/2031	28,880	24,774
	Republic of Indonesia	2.850%	2/14/2030	3,963	3,679
	Republic of Indonesia	5.030%	5/29/2031	122,200	121,431
	Republic of Kazakhstan	5.625%	4/7/2030	10,220	10,337
[10]	Republic of Korea	0.010%	10/15/2026	8,299	9,516
[4]	Republic of Paraguay	4.950%	4/28/2031	7,047	6,970
	Republic of Peru	2.844%	6/20/2030	16,362	15,299
	Republic of Peru	2.783%	1/23/2031	80,884	74,030
	Republic of Poland	4.875%	2/12/2030	37,034	37,264
[10]	Republic of Serbia	1.000%	9/23/2028	4,814	5,199
[10]	Republic of Serbia	1.500%	6/26/2029	41,493	44,281
	Republic of Serbia	2.125%	12/1/2030	46,982	40,796
	Republic of South Africa	4.850%	9/30/2029	19,540	19,289
	Republic of Turkiye	9.875%	1/15/2028	31,882	33,646
	Republic of Turkiye	5.125%	2/17/2028	18,273	18,024
	Republic of Turkiye	6.375%	5/22/2031	34,247	33,601

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Republic of Uzbekistan	5.375%	5/29/2027	20,236	23,553
	Republic of Uzbekistan	7.850%	10/12/2028	29,189	30,603
[8,10]	Republic of Uzbekistan	5.100%	2/25/2029	9,297	10,871
[10]	Republic of Uzbekistan	5.100%	2/25/2029	42,650	49,873
[18]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	6,223	6,083
[10]	Romania	5.250%	5/30/2032	13,847	16,078
	State of Israel	5.375%	3/12/2029	42,744	42,963
	State of Israel	2.500%	1/15/2030	21,246	19,415
	State of Israel	5.375%	2/19/2030	39,011	39,208
	State of Israel	4.500%	1/13/2031	29,526	28,628
	Sultanate of Oman	5.625%	1/17/2028	16,762	16,874
	Sultanate of Oman	6.000%	8/1/2029	9,550	9,763
[10]	United Mexican States	3.500%	9/19/2029	9,625	10,982
	United Mexican States	6.000%	5/13/2030	17,449	17,877
	United Mexican States	4.750%	3/22/2031	79,989	77,744
	United Mexican States	2.659%	5/24/2031	70,913	62,464
	United Mexican States	4.750%	4/27/2032	58,641	55,763
	United Mexican States	5.850%	7/2/2032	146,573	146,907
Total Sovereign Bonds (Cost $1,994,658)					1,989,045
Taxable Municipal Bonds (0.0%)
[19]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	9,428	9,736
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	2,230	2,176
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	21,215	20,680
Total Taxable Municipal Bonds (Cost $33,142)					32,592
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[20]	Vanguard Market Liquidity Fund (Cost $121,978)	3.718%		1,219,901	121,978
Total Investments (99.5%) (Cost $55,354,929)					55,077,101
Other Assets and Liabilities—Net (0.5%)					284,978
Net Assets (100%)					55,362,079
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $398 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $97,146 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $18,040 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
8
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $9,031,097, representing 16.3% of net assets.

9	Security value determined using significant unobservable inputs.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Canadian dollars.
13	Payment-in-kind (PIK) security which may pay interest as additional principal.
14	Face amount denominated in Australian dollars.
15	Non-income-producing security—security in default.
16	Guaranteed by the Republic of South Africa.
17	Represents an unsettled loan as of July 31, 2026. The coupon rate is not known until the settlement date.
18	Step bond.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ABS—Asset-Backed Security.
ARM—Adjustable Rate Mortgage.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
EUR—euro.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.

Short-Term Investment-Grade Fund
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	5,668	1,165,394	(1,499)
5-Year U.S. Treasury Note	September 2026	12,886	1,365,614	(3,018)
Ultra Long U.S. Treasury Bond	September 2026	4	439	(15)
				(4,532)

Short Futures Contracts
5-Year Canadian Government Bond	September 2026	(497)	(39,679)	97
10-Year Japanese Government Bond	September 2026	(92)	(73,476)	175
10-Year U.S. Treasury Note	September 2026	(1,019)	(110,052)	1,385
AUD 3-Year Treasury Bond	September 2026	(1,166)	(85,487)	35
Euro-Bobl	September 2026	(3,010)	(395,136)	2,615
Euro-Bund	September 2026	(374)	(53,634)	585
Euro-Schatz	September 2026	(1,207)	(146,778)	249
Long Gilt	September 2026	(326)	(38,001)	569
Long U.S. Treasury Bond	September 2026	(273)	(29,569)	979
Ultra 10-Year U.S. Treasury Note	September 2026	(464)	(50,902)	1,040
				7,729
				3,197

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	9/16/2026	AUD	14,246	USD	9,964	52	—
JPMorgan Chase Bank, N.A.	9/16/2026	AUD	12,179	USD	8,418	144	—
State Street Bank & Trust Co.	9/16/2026	EUR	47,860	USD	54,908	386	—
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	41,287	USD	47,043	659	—
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	6,069	USD	7,019	—	(8)
State Street Bank & Trust Co.	9/16/2026	EUR	5,567	USD	6,455	—	(23)
HSBC Bank plc	9/16/2026	EUR	4,923	USD	5,643	45	—
Barclays Bank plc	9/16/2026	EUR	3,901	USD	4,472	35	—
Wells Fargo Bank N.A.	9/16/2026	GBP	23,918	USD	31,473	763	—
Standard Chartered Bank	9/16/2026	GBP	13,013	USD	17,318	220	—
Wells Fargo Bank N.A.	9/16/2026	JPY	1,118,935	USD	7,050	9	—
Wells Fargo Bank N.A.	9/16/2026	USD	153,590	AUD	218,280	131	—
Wells Fargo Bank N.A.	9/16/2026	USD	50,807	AUD	72,760	—	(346)
Deutsche Bank AG	9/16/2026	USD	50,706	AUD	72,760	—	(447)
Royal Bank of Canada	9/16/2026	USD	12,233	AUD	17,721	—	(226)
Toronto-Dominion Bank	9/16/2026	USD	5,972	AUD	8,479	11	—
State Street Bank & Trust Co.	9/16/2026	USD	5,656	AUD	8,100	—	(38)
Canadian Imperial Bank of Commerce	9/16/2026	USD	4,262	AUD	6,099	—	(26)
State Street Bank & Trust Co.	9/16/2026	USD	37,558	CAD	52,391	107	—
State Street Bank & Trust Co.	9/16/2026	USD	56	CAD	80	—	(1)

Short-Term Investment-Grade Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	USD	50	CAD	70	—	—
Toronto-Dominion Bank	9/16/2026	USD	50	CAD	69	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	818,459	EUR	707,098	1,537	—
Wells Fargo Bank N.A.	9/16/2026	USD	30,648	EUR	26,709	—	(209)
State Street Bank & Trust Co.	9/16/2026	USD	22,686	EUR	19,793	—	(183)
Royal Bank of Canada	9/16/2026	USD	21,728	EUR	19,015	—	(241)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	8,513	EUR	7,459	—	(105)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	5,828	EUR	5,031	15	—
State Street Bank & Trust Co.	9/16/2026	USD	228,856	GBP	170,873	—	(1,435)
Wells Fargo Bank N.A.	9/16/2026	USD	18,353	GBP	13,725	—	(146)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	4,365	GBP	3,274	—	(47)
						4,114	(3,481)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $5,471 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
General Motors Co.	6/21/2031	USD	9,550	5.000	1,756	273
Republic of Chile	6/21/2031	USD	1,351	1.000	32	7
Republic of Indonesia	6/21/2031	USD	49,649	1.000	200	66
Republic of Philippines	6/21/2031	USD	164,940	1.000	2,481	787
					4,469	1,133

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $55,232,951)	54,955,123
Affiliated Issuers (Cost $121,978)	121,978
Total Investments in Securities	55,077,101
Investment in Vanguard	1,186
Foreign Currency, at Value (Cost $12,852)	12,951
Receivables for Investment Securities Sold	126,104
Receivables for Accrued Income	597,493
Receivables for Capital Shares Issued	31,945
Variation Margin Receivable—Centrally Cleared Swap Contracts	175
Unrealized Appreciation—Forward Currency Contracts	4,114
Other Assets	680
Total Assets	55,851,749
Liabilities
Due to Custodian	4,863
Payables for Investment Securities Purchased	377,722
Payables for Capital Shares Redeemed	68,026
Payables for Distributions	32,084
Payables to Vanguard	2,229
Variation Margin Payable—Futures Contracts	1,265
Unrealized Depreciation—Forward Currency Contracts	3,481
Total Liabilities	489,670
Net Assets	55,362,079
At July 31, 2026, net assets consisted of:

Paid-in Capital	59,170,452
Total Distributable Earnings (Loss)	(3,808,373)
Net Assets	55,362,079

Investor Shares—Net Assets
Applicable to 334,022,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,448,289
Net Asset Value Per Share—Investor Shares	$10.32

Admiral™ Shares—Net Assets
Applicable to 3,721,621,788 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,420,242
Net Asset Value Per Share—Admiral Shares	$10.32

Institutional Shares—Net Assets
Applicable to 1,307,068,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,493,548
Net Asset Value Per Share—Institutional Shares	$10.32

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	1,307,347
Total Income	1,307,347
Expenses
The Vanguard Group—Note C
Investment Advisory Services	3,718
Management and Administrative—Investor Shares	2,925
Management and Administrative—Admiral Shares	13,366
Management and Administrative—Institutional Shares	3,430
Marketing and Distribution—Investor Shares	123
Marketing and Distribution—Admiral Shares	941
Marketing and Distribution—Institutional Shares	215
Custodian Fees	119
Shareholders’ Reports—Investor Shares	35
Shareholders’ Reports—Admiral Shares	150
Shareholders’ Reports—Institutional Shares	12
Trustees’ Fees and Expenses	13
Other Expenses	6
Total Expenses	25,053
Net Investment Income	1,282,294
Realized Net Gain (Loss)
Investment Securities Sold[1]	43,258
Futures Contracts	(28,745)
Options Purchased	1,691
Options Written	2,256
Swap Contracts	7,857
Forward Currency Contracts	(403)
Foreign Currencies	(115)
Realized Net Gain (Loss)	25,799
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,082,027)
Futures Contracts	(1,386)
Options Purchased	779
Options Written	(281)
Swap Contracts	982
Forward Currency Contracts	27,625
Foreign Currencies	(500)
Change in Unrealized Appreciation (Depreciation)	(1,054,808)
Net Increase (Decrease) in Net Assets Resulting from Operations	253,285

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,711, ($21), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,282,294	2,439,270
Realized Net Gain (Loss)	25,799	21,790
Change in Unrealized Appreciation (Depreciation)	(1,054,808)	990,034
Net Increase (Decrease) in Net Assets Resulting from Operations	253,285	3,451,094
Distributions
Investor Shares	(77,773)	(153,544)
Admiral Shares	(914,601)	(1,737,880)
Institutional Shares	(315,296)	(579,143)
Total Distributions	(1,307,670)	(2,470,567)
Capital Share Transactions
Investor Shares	506,754	(3,198,767)
Admiral Shares	588,139	1,308,972
Institutional Shares	701,906	602,827
Net Increase (Decrease) from Capital Share Transactions	1,796,799	(1,286,968)
Total Increase (Decrease)	742,414	(306,441)
Net Assets
Beginning of Period	54,619,665	54,926,106
End of Period	55,362,079	54,619,665

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.52	$10.33	$10.24	$10.09	$10.63	$11.02
Investment Operations
Net Investment Income[1]	.237	.467	.416	.314	.194	.161
Net Realized and Unrealized Gain (Loss) on Investments	(.195)	.196	.098	.159	(.534)	(.341)
Total from Investment Operations	.042	.663	.514	.473	(.340)	(.180)
Distributions
Dividends from Net Investment Income	(.242)	(.473)	(.424)	(.323)	(.200)	(.171)
Distributions from Realized Capital Gains	—	—	—	—	—	(.039)
Total Distributions	(.242)	(.473)	(.424)	(.323)	(.200)	(.210)
Net Asset Value, End of Period	$10.32	$10.52	$10.33	$10.24	$10.09	$10.63
Total Return[2]	0.40%	6.54%	5.12%	4.79%	-3.18%	-1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,448	$3,006	$6,139	$6,322	$6,532	$8,400
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	4.59%	4.48%	4.05%	3.13%	1.92%	1.47%
Portfolio Turnover Rate	41%	73%[4]	75%[5]	70%[5]	77%[5]	65%[5]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
5	Includes 2%, 3%,11%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.52	$10.33	$10.24	$10.09	$10.63	$11.02
Investment Operations
Net Investment Income[1]	.243	.478	.426	.323	.204	.171
Net Realized and Unrealized Gain (Loss) on Investments	(.195)	.196	.099	.160	(.534)	(.341)
Total from Investment Operations	.048	.674	.525	.483	(.330)	(.170)
Distributions
Dividends from Net Investment Income	(.248)	(.484)	(.435)	(.333)	(.210)	(.181)
Distributions from Realized Capital Gains	—	—	—	—	—	(.039)
Total Distributions	(.248)	(.484)	(.435)	(.333)	(.210)	(.220)
Net Asset Value, End of Period	$10.32	$10.52	$10.33	$10.24	$10.09	$10.63
Total Return[2]	0.46%	6.65%	5.23%	4.90%	-3.09%	-1.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,420	$38,568	$36,573	$37,509	$41,848	$54,200
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	4.71%	4.58%	4.15%	3.22%	2.01%	1.57%
Portfolio Turnover Rate	41%	73%[4]	75%[5]	70%[5]	77%[5]	65%[5]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
5	Includes 2%, 3%,11%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.52	$10.33	$10.24	$10.09	$10.63	$11.02
Investment Operations
Net Investment Income[1]	.244	.480	.430	.326	.207	.175
Net Realized and Unrealized Gain (Loss) on Investments	(.195)	.197	.098	.160	(.534)	(.341)
Total from Investment Operations	.049	.677	.528	.486	(.327)	(.166)
Distributions
Dividends from Net Investment Income	(.249)	(.487)	(.438)	(.336)	(.213)	(.185)
Distributions from Realized Capital Gains	—	—	—	—	—	(.039)
Total Distributions	(.249)	(.487)	(.438)	(.336)	(.213)	(.224)
Net Asset Value, End of Period	$10.32	$10.52	$10.33	$10.24	$10.09	$10.63
Total Return	0.47%	6.67%	5.26%	4.93%	-3.06%	-1.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,494	$13,045	$12,215	$9,855	$11,531	$14,101
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.73%	4.60%	4.18%	3.25%	2.05%	1.60%
Portfolio Turnover Rate	41%	73%[3]	75%[4]	70%[4]	77%[4]	65%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
4	Includes 2%, 3%,11%, and 3%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is

Short-Term Investment-Grade Fund
mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2026.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at July 31, 2026.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security

Short-Term Investment-Grade Fund
for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2026, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at July 31, 2026.

Short-Term Investment-Grade Fund
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,186,000, representing less than 0.01% of the fund’s net assets and 0.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,252,885	—	4,252,885
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,073,001	6,920	5,079,921
Corporate Bonds	—	43,448,142	1	43,448,143
Floating Rate Loan Interests	—	152,537	—	152,537
Sovereign Bonds	—	1,989,045	—	1,989,045
Taxable Municipal Bonds	—	32,592	—	32,592
Temporary Cash Investments	121,978	—	—	121,978
Total	121,978	54,948,202	6,921	55,077,101

Derivative Financial Instruments
Assets
Futures Contracts[1]	7,729	—	—	7,729
Forward Currency Contracts	—	4,114	—	4,114
Swap Contracts[1]	—	1,133	—	1,133
Total	7,729	5,247	—	12,976
Liabilities
Futures Contracts[1]	(4,532)	—	—	(4,532)
Forward Currency Contracts	—	(3,481)	—	(3,481)
Total	(4,532)	(3,481)	—	(8,013)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
At July 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	7,729	—	—	7,729
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	1,133	1,133
Unrealized Appreciation—Forward Currency Contracts	—	4,114	—	4,114
Total Assets	7,729	4,114	1,133	12,976

Unrealized Depreciation—Futures Contracts[1]	(4,532)	—	—	(4,532)
Unrealized Depreciation—Forward Currency Contracts	—	(3,481)	—	(3,481)
Total Liabilities	(4,532)	(3,481)	—	(8,013)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(28,745)	—	—	(28,745)
Options Purchased	—	—	1,691	1,691
Options Written	592	—	1,664	2,256
Swap Contracts	12	—	7,845	7,857
Forward Currency Contracts	—	(403)	—	(403)
Realized Net Gain (Loss) on Derivatives	(28,141)	(403)	11,200	(17,344)

Short-Term Investment-Grade Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,386)	—	—	(1,386)
Options Purchased	—	—	779	779
Options Written	—	—	(281)	(281)
Swap Contracts	(89)	—	1,071	982
Forward Currency Contracts	—	27,625	—	27,625
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,475)	27,625	1,569	27,719
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	55,407,696
Gross Unrealized Appreciation	165,070
Gross Unrealized Depreciation	(490,702)
Net Unrealized Appreciation (Depreciation)	(325,632)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $3,525,048,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended July 31, 2026, the fund purchased $15,456,303,000 of investment securities and sold $13,485,547,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,935,996,000 and $9,067,524,000, respectively.
H.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,143,666	109,519	468,405	44,837
Issued in Lieu of Cash Distributions	71,480	6,866	136,359	13,032
Redeemed	(708,392)	(68,051)	(3,803,531)	(366,443)
Net Increase (Decrease)—Investor Shares	506,754	48,334	(3,198,767)	(308,574)
Admiral Shares
Issued	3,929,700	376,907	7,372,712	704,976
Issued in Lieu of Cash Distributions	752,435	72,246	1,432,753	136,820
Redeemed	(4,093,996)	(392,692)	(7,496,493)	(717,062)
Net Increase (Decrease)—Admiral Shares	588,139	56,461	1,308,972	124,734
Institutional Shares
Issued	1,497,798	143,751	2,503,329	238,969
Issued in Lieu of Cash Distributions	291,048	27,948	533,256	50,925
Redeemed	(1,086,940)	(104,312)	(2,433,758)	(232,657)
Net Increase (Decrease)—Institutional Shares	701,906	67,387	602,827	57,237
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.

Short-Term Investment-Grade Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99612 092026

Financial Statements
For the six-months ended July 31, 2026
Vanguard Ultra-Short-Term Bond Fund

Contents
Financial Statements	1

Ultra-Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (1.4%)
U.S. Government Securities (1.4%)
	United States Treasury Note/Bond	3.500%	10/31/2027	39,551	39,202
[1,2]	United States Treasury Note/Bond	4.125%	10/31/2027	21,040	21,017
	United States Treasury Note/Bond	4.125%	11/15/2027	125,000	124,839
	United States Treasury Note/Bond	3.500%	11/15/2028	39,000	38,317
Total U.S. Government and Agency Obligations (Cost $223,495)					223,375
Asset-Backed/Commercial Mortgage-Backed Securities (30.3%)
[3,4]	Affirm Asset Securitization Trust Class A Series 2025-X2	4.450%	10/15/2030	3,166	3,168
[3,4]	Affirm Asset Securitization Trust Class A Series 2026-X1	4.270%	4/15/2031	19,738	19,734
[3,4]	Affirm Asset Securitization Trust Class B Series 2025-X2	4.560%	10/15/2030	2,450	2,450
[3,4]	Affirm Asset Securitization Trust Class B Series 2026-X1	4.590%	4/15/2031	1,440	1,437
[3,4]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	1,960	1,961
[3,4]	Affirm Asset Securitization Trust Class C Series 2026-X1	4.820%	4/15/2031	1,580	1,575
[3,4]	Affirm Master Trust Class A Series 2026-1A	4.370%	2/15/2034	26,310	26,149
[3,4]	Affirm Master Trust Class A Series 2026-3A	4.780%	8/15/2034	23,770	23,784
[3,4]	Affirm Master Trust Class B Series 2026-1A	4.570%	2/15/2034	3,720	3,690
[3,4]	Affirm Master Trust Class B Series 2026-3A	5.030%	8/15/2034	1,340	1,341
[3,4]	Affirm Master Trust Class C Series 2026-1A	4.720%	2/15/2034	6,320	6,267
[3,4]	Affirm Master Trust Class C Series 2026-3A	5.180%	8/15/2034	1,340	1,341
[3,4]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	2,530	2,507
[3,4]	Affirm Master Trust Class D Series 2026-3A	5.420%	8/15/2034	1,140	1,140
[3,4]	Alloya Auto Receivables Trust Class A3 Series 2025-1A	4.690%	12/26/2028	5,830	5,833
[3,4]	Alloya Auto Receivables Trust Class A4 Series 2025-1A	4.710%	1/25/2030	2,190	2,189
[4]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	3,100	3,112
[4]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/2028	6,926	6,949
[4]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	5,692	5,688
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/2032	992	1,002
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	2,164	2,173
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-A	4.452%	6/15/2033	9,502	9,483
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-B	4.305%	9/15/2033	10,800	10,744
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	1,303	1,317
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	1,549	1,556
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-A	4.648%	6/15/2033	3,194	3,189
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-B	4.501%	9/15/2033	5,358	5,333
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	2,881	2,913
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	3,124	3,136
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	4,552	4,542
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	5,470	5,442
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	359	363
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	808	810
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	2,136	2,128
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	2,053	2,042
[3,4]	Ally Bank Class A2 Series 2026-A	4.582%	3/15/2034	16,722	16,681
[3,4]	Ally Bank Class B Series 2026-A	4.709%	3/15/2034	2,250	2,243
[3,4]	Ally Bank Class C Series 2026-A	4.856%	3/15/2034	3,009	3,001
[3,4]	Ally Bank Class D Series 2026-A	5.248%	3/15/2034	1,420	1,415
[3,4]	American Heritage Auto Receivables Issuer Trust Class A2 Series 2026-1A	4.490%	12/17/2029	9,790	9,785
[3,4]	American Heritage Auto Receivables Issuer Trust Class A3 Series 2025-1A	4.400%	11/15/2030	16,200	16,145
[3,4]	American Heritage Auto Receivables Issuer Trust Class A3 Series 2026-1A	4.700%	7/15/2031	3,490	3,483
[3,4]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/2028	1,501	1,502
[3,4]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/2029	6,240	6,261
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/2028	7,882	7,902
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/2029	11,977	12,021
[3,4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2025-1	4.120%	5/20/2030	25,850	25,735
[3,4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2026-1	4.150%	11/18/2032	29,930	29,738
[3,4]	AmeriCredit Automobile Receivables Trust Class B Series 2025-1	4.210%	10/18/2030	6,000	5,943
[3,4]	AmeriCredit Automobile Receivables Trust Class B Series 2026-1	4.280%	11/18/2032	10,780	10,651
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/2032	1,156	1,159
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/2032	1,481	1,484
1

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/2033	1,454	1,459
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/2034	4,752	4,755
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/2034	8,715	8,729
[3,4]	ARI Fleet Lease Trust Class A2 Series 2026-A	3.960%	11/15/2034	7,070	7,032
[3,4]	ARI Fleet Lease Trust Class A2 Series 2026-B	4.340%	2/15/2035	9,270	9,247
[3,4]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/2029	12,630	12,655
[3,4]	AutoNation Finance Trust Class A3 Series 2026-1A	4.030%	8/12/2030	15,590	15,478
[3,4]	AutoNation Finance Trust Class A3 Series 2026-2A	4.560%	6/16/2031	7,964	7,952
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/2029	8,650	8,657
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	695	696
[3,4,5]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.879%	10/20/2036	6,070	6,067
[3,4]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/2028	3,059	3,068
[3,4]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/2028	4,190	4,209
[3,4,5]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.893%	1/15/2038	3,960	3,958
[3,4,5]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.759%	4/20/2034	2,379	2,379
[3,4,5]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.229%	4/20/2034	3,320	3,325
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	2,862	2,868
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/2072	3,824	3,720
[4]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	16,900	16,918
[4]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	14,800	14,792
[4]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	15,040	15,058
[3,4]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/2028	4,530	4,551
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-3	4.660%	1/15/2029	15,640	15,660
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-4	4.240%	10/15/2029	38,300	38,245
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2026-1	4.040%	12/17/2029	12,910	12,857
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2026-2	4.270%	1/15/2030	16,200	16,157
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2026-3	4.640%	4/15/2030	14,330	14,335
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2025-4	4.300%	8/15/2031	5,270	5,247
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2026-1	4.250%	11/17/2031	3,640	3,612
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2026-2	4.560%	2/17/2032	4,780	4,765
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2026-3	4.840%	4/15/2032	5,740	5,742
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	5,760	5,761
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	3,740	3,729
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-1	4.440%	11/17/2031	7,820	7,738
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-2	4.880%	2/17/2032	4,220	4,211
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-3	5.020%	4/15/2032	12,520	12,519
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	3,300	3,305
[3,4,5]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.724%	8/16/2029	16,520	16,512
[3,4,5]	Capital Street Master Trust Class A Series 2026-1, SOFR30A + 1.150%	4.770%	5/16/2030	24,250	24,228
[3,4,5,6]	Capital Street Master Trust Class A Series 2026-2, SOFR30A + 1.300%	4.919%	8/16/2030	23,140	23,140
[4]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	3,105	3,110
[4]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	17,590	17,575
[4]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/2029	2,450	2,458
[4]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/2030	7,401	7,415
[3,4]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/2032	791	796
[3,4]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/2032	7,128	7,159
[3,4]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/2032	4,145	4,147
[3,4]	CCG Receivables Trust Class A2 Series 2025-2	4.140%	8/15/2034	34,923	34,818
[3,4]	CCG Receivables Trust Class A2 Series 2026-1	4.450%	1/17/2034	30,710	30,642
[3,4]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/2033	22,225	22,178
[3,4]	Chase Auto Credit Linked Notes Class B Series 2026-1	4.938%	7/25/2034	15,280	15,281
[3,4]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/2033	1,975	1,970
[3,4]	Chase Auto Credit Linked Notes Class C Series 2026-1	5.085%	7/25/2034	300	300
[3,4]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	743	740
[3,4]	Chase Auto Credit Linked Notes Class D Series 2026-1	5.281%	7/25/2034	250	250
[3,4]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/2029	4,816	4,840
[3,4]	Chase Auto Owner Trust Class A3 Series 2025-1A	4.290%	6/25/2030	18,360	18,335
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/2035	2,237	2,239
[3,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	3,396	3,410
[3,4]	Chesapeake IV Funding DAC Class A3 Series 2026-1A	4.470%	2/15/2030	11,340	11,320
[3,4,5]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.864%	1/21/2037	3,440	3,438
[4]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/2056	1,453	1,410
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/2028	795	796
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/2028	2,527	2,533
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/2028	6,791	6,807
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/2028	9,487	9,520
[3,4]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	7,609	7,635
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/2030	1,812	1,818
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/2030	3,019	3,022
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/2031	5,810	5,822
2

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-2	4.120%	3/24/2031	9,310	9,262
[3,4]	Dell Equipment Finance Trust Class A3 Series 2026-1A	4.320%	12/22/2031	7,890	7,857
[3,4]	Dell Equipment Finance Trust Class B Series 2025-1	4.960%	2/24/2031	550	552
[3,4]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	2,480	2,462
[3,4]	Dell Equipment Finance Trust Class C Series 2026-1A	4.800%	12/22/2031	610	607
[3,4]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	3,100	3,073
[3,4]	Dell Equipment Finance Trust Class D Series 2026-1A	5.190%	11/22/2032	1,410	1,401
[3,4]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/2027	3,005	3,008
[3,4]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/2029	7,930	7,976
[3,4]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/2027	79	79
[3,4]	DLLAD LLC Class A2 Series 2025-1A	4.460%	11/20/2028	7,957	7,960
[3,4]	DLLMT LLC Class A2 Series 2026-1A	4.030%	7/20/2028	6,710	6,695
[3,4]	DLLMT LLC Class A3 Series 2026-1A	4.200%	12/20/2029	3,470	3,443
[3,4]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/2027	1,917	1,920
[4]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	85	85
[4]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/2032	51,137	51,210
[4]	Drive Auto Receivables Trust Class A3 Series 2025-2	4.140%	9/15/2032	17,740	17,720
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	3,201	3,206
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	12,860	12,869
[4]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/2032	21,100	21,148
[4]	Drive Auto Receivables Trust Class B Series 2025-2	4.140%	9/15/2032	4,800	4,780
[4]	Drive Auto Receivables Trust Class C Series 2025-2	4.390%	9/15/2032	17,080	16,917
[3,4,5]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.843%	10/15/2037	1,150	1,150
[3,4,5]	Dryden 115 CLO Ltd. Class A1R Series 2024-115A, TSFR3M + 1.210%	4.939%	4/18/2037	5,950	5,950
[3,4,5]	Dryden 42 Senior Loan Fund Class A1R3 Series 2016-42AR, TSFR3M + 1.190%	4.943%	7/15/2037	7,580	7,577
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/2030	584	584
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	2,744	2,763
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	1,895	1,902
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/2027	200	200
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/2027	2,457	2,460
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/2027	3,147	3,151
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/2028	12,984	12,998
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-3	4.500%	4/20/2028	10,978	10,991
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2026-24	4.330%	2/20/2029	17,810	17,770
[3,4]	Enterprise Fleet Financing LLC Class A3 Series 2025-3	4.460%	9/20/2029	13,720	13,681
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	3,540	3,558
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	3,110	3,117
[4]	Exeter Automobile Receivables Trust Class A3 Series 2025-4A	4.390%	9/17/2029	8,120	8,121
[4]	Exeter Automobile Receivables Trust Class A3 Series 2025-5A	4.240%	11/15/2029	12,830	12,813
[4]	Exeter Automobile Receivables Trust Class A3 Series 2026-1A	4.030%	3/15/2030	15,780	15,722
[4]	Exeter Automobile Receivables Trust Class A3 Series 2026-3A	4.470%	7/15/2030	22,960	22,939
[4]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	6,660	6,627
[4]	Exeter Automobile Receivables Trust Class B Series 2026-1A	4.220%	10/15/2030	3,430	3,406
[4]	Exeter Automobile Receivables Trust Class B Series 2026-2A	4.660%	1/15/2031	3,440	3,425
[4]	Exeter Automobile Receivables Trust Class B Series 2026-3A	4.700%	3/17/2031	5,440	5,424
[4]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	4,830	4,790
[4]	Exeter Automobile Receivables Trust Class C Series 2026-1A	4.400%	5/17/2032	8,660	8,548
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-2	4.430%	8/15/2030	7,280	7,271
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-3	4.180%	12/16/2030	11,840	11,794
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.616%	5/25/2044	4,192	4,196
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.566%	1/25/2045	11,962	11,965
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.616%	2/25/2045	6,448	6,452
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	4.616%	5/25/2045	3,430	3,433
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.516%	9/25/2045	6,368	6,368
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.566%	2/25/2046	7,163	7,167
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.316%	7/25/2043	852	854
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.666%	1/25/2044	3,247	3,245
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.716%	2/25/2044	304	304
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.616%	7/25/2044	2,336	2,338
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.066%	3/25/2045	3,950	3,968
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.616%	7/25/2045	6,958	6,967
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2026-R01, SOFR30A + 0.850%	4.466%	1/25/2046	11,678	11,670
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2026-R03, SOFR30A + 1.100%	4.716%	4/25/2046	9,411	9,431
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.566%	9/25/2043	1,398	1,400
[3,4]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/2030	10,900	10,921
[3,4]	FCCU Auto Receivables Trust Class A3 Series 2026-1A	4.010%	4/15/2031	1,880	1,853
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.566%	9/25/2045	8,563	8,568
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2026-HQA1, SOFR30A + 1.000%	4.616%	5/25/2046	6,891	6,912
3

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class M1 Series 2026-HQA1, SOFR30A + 1.250%	4.866%	5/25/2046	13,436	13,449
[4]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	11,160	11,200
[3,4]	First Investors Auto Owner Trust Class A3 Series 2025-1A	4.250%	7/15/2030	18,600	18,550
[3,4]	First Investors Auto Owner Trust Class A3 Series 2026-1	4.500%	5/15/2031	19,660	19,584
[3,4]	First Investors Auto Owner Trust Class B Series 2025-1A	4.390%	1/15/2031	4,210	4,177
[4]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	15,020	15,056
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	6,820	6,845
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	15,950	15,898
[4]	Ford Credit Auto Lease Trust Class A4 Series 2026-A	4.080%	2/15/2030	11,070	10,949
[4]	Ford Credit Auto Lease Trust Class A4 Series 2026-B	4.730%	7/15/2030	11,480	11,489
[4]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/2028	6,470	6,496
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	2,890	2,903
[4]	Ford Credit Auto Lease Trust Class B Series 2025-B	4.520%	8/15/2029	3,250	3,249
[4]	Ford Credit Auto Lease Trust Class B Series 2026-A	4.200%	2/15/2030	4,080	4,032
[4]	Ford Credit Auto Lease Trust Class B Series 2026-B	4.830%	9/15/2030	7,830	7,828
[3,4]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/2034	22,720	22,639
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	1,089	1,089
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	3,275	3,287
[4]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/2030	5,800	5,807
[3,4]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/2034	17,157	17,136
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	22,925	23,086
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.466%	11/25/2043	2,572	2,585
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.666%	10/25/2044	2,456	2,459
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.566%	1/25/2045	1,718	1,719
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.716%	5/25/2045	5,148	5,161
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA4, SOFR30A + 0.900%	4.516%	10/25/2045	7,274	7,274
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.566%	2/25/2045	3,898	3,901
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	4.966%	2/25/2044	3,344	3,345
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	4.816%	5/25/2044	6,200	6,200
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	4.866%	3/25/2044	1,492	1,493
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	4.816%	8/25/2044	1,895	1,895
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-3A	4.440%	3/15/2029	6,360	6,364
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-4A	4.290%	7/16/2029	14,560	14,538
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2026-1A	3.970%	11/15/2029	12,450	12,393
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2026-2A	4.330%	11/15/2029	8,680	8,659
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2025-3A	4.570%	1/15/2030	7,620	7,614
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2025-4A	4.530%	4/15/2030	12,560	12,532
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2026-1A	4.220%	8/17/2030	10,920	10,828
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2026-2A	4.630%	9/16/2030	8,580	8,541
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2025-4A	4.170%	2/18/2031	18,386	18,325
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2026-1A	4.050%	2/17/2032	11,477	11,413
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2026-2A	4.460%	6/15/2032	15,141	15,111
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2026-3A	4.690%	10/15/2032	17,370	17,367
[3,4]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/2030	10,913	10,907
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	31,560	31,615
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/2028	26,220	26,269
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/2028	9,730	9,738
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	5,820	5,820
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	4,340	4,352
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/2029	5,720	5,737
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	11,110	11,077
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	9,560	9,581
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	7,860	7,864
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	7,200	7,223
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/2029	9,120	9,147
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-3	4.410%	8/20/2029	3,180	3,172
[4]	GM Financial Automobile Leasing Trust Class B Series 2026-1	4.120%	1/22/2030	2,090	2,067
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	5,610	5,626
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	4,110	4,097
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	1,186	1,190
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/2028	3,925	3,935
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	7,080	7,058
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/2029	52,310	52,487
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/2029	35,050	35,111
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/2028	6,204	6,213
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	4,550	4,564
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/2029	3,110	3,114
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/2029	3,160	3,163
[3,4,5]	Goldentree Loan Management U.S. CLO 12 Ltd. Class AR2 Series 2022-12A, TSFR3M + 1.200%	4.929%	7/20/2036	10,190	10,188
4

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	Goldentree Loan Management US CLO 9 Ltd. Class AR2 Series 2021-9A, TSFR3M + 1.230%	4.959%	4/20/2037	7,850	7,852
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/2027	877	878
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/2027	4,325	4,331
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-2	4.220%	5/15/2028	18,600	18,587
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2026-1	4.470%	1/16/2029	9,090	9,092
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/2029	10,543	10,598
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/2030	23,250	23,314
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2023-4A	6.150%	3/25/2030	11,990	12,275
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-5A	3.890%	9/25/2028	23,690	23,485
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	1,738	1,741
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	3,344	3,364
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	7,940	7,975
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	13,959	14,037
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	4,532	4,534
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/2031	2,088	2,092
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-1A	4.430%	9/20/2032	19,580	19,584
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-2A	4.030%	11/22/2032	19,500	19,395
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	3,350	3,362
[3,4]	HPEFS Equipment Trust Class B Series 2025-1A	4.510%	9/20/2032	1,780	1,773
[3,4]	HPEFS Equipment Trust Class B Series 2025-2A	4.210%	11/22/2032	1,970	1,950
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	4,193	4,198
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	2,460	2,473
[3,4]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	4,570	4,559
[3,4]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	2,450	2,424
[3,4]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/2029	8,227	8,267
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	2,803	2,825
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	3,935	3,948
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	10,011	10,003
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	16,573	16,504
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	12,773	12,625
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/2027	1,263	1,264
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/2028	12,220	12,253
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-C	4.360%	7/17/2028	38,580	38,571
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2026-C	4.680%	7/16/2029	23,880	23,879
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/2028	2,700	2,703
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/2029	6,030	6,052
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/2029	6,760	6,772
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-C	4.380%	6/15/2029	25,500	25,444
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2026-A	4.010%	12/17/2029	7,500	7,432
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2026-C	4.730%	6/17/2030	4,200	4,199
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	10,325	10,354
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/2029	16,550	16,614
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	3,800	3,822
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/2029	7,850	7,882
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-C	4.570%	11/15/2029	7,100	7,089
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2026-A	4.160%	5/15/2030	5,720	5,663
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2026-B	4.440%	8/15/2030	10,400	10,330
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2026-C	4.830%	11/15/2030	8,810	8,807
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	1,841	1,846
[4]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/2029	7,438	7,466
[4]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	1,599	1,600
[3,4]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/2028	7,737	7,747
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/2028	1,087	1,088
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/2029	5,544	5,550
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/2029	13,435	13,457
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-2A	4.250%	1/15/2030	32,780	32,751
[3,4]	LAD Auto Receivables Trust Class A4 Series 2025-2A	4.360%	7/15/2030	5,930	5,892
[3,4]	Lad Select Auto Receivables Class B Series 2026-A	5.000%	11/15/2032	2,230	2,229
[3,4]	Lad Select Auto Receivables Trust Class A3 Series 2026-A	4.790%	11/15/2032	5,980	5,985
[3,4,5]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	4.885%	10/24/2037	3,980	3,977
[3,4]	M&T Bank Auto Receivables Trust Class A2 Series 2026-1A	4.330%	7/16/2029	37,420	37,428
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/2030	10,150	10,174
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2026-1A	4.660%	6/16/2031	36,850	36,858
[3,4]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/2027	6,277	6,291
[3,4]	M&T Equipment Notes Class A2 Series 2026-1A	4.560%	3/19/2029	8,730	8,733
[3,4,5]	Magnetite XXXI Ltd. Class A1R Series 2021-31A, TSFR3M + 1.000%	4.753%	7/15/2034	6,470	6,470
[3,4,5]	Magnetite XXXI Ltd. Class BR Series 2021-31A, TSFR3M + 1.300%	5.053%	7/15/2034	10,480	10,479
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/2028	8,633	8,661
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	11,590	11,621
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/2027	741	741
5

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2025-1	4.180%	9/25/2030	46,910	46,714
[3,4,5]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.921%	2/21/2061	16,174	16,174
[3,4]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	29,560	29,091
[4]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	29,930	30,030
[4]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	33,070	33,054
[4]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	8,360	8,391
[4]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	19,290	19,235
[4]	Nissan Auto Lease Trust Class A4 Series 2026-A	3.940%	2/15/2030	11,130	10,997
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	3,160	3,176
[4]	Nissan Auto Lease Trust Class B Series 2025-B	4.560%	7/16/2029	5,470	5,457
[4]	Nissan Auto Lease Trust Class B Series 2026-A	4.140%	2/15/2030	11,630	11,481
[4]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	6,335	6,360
[4]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	2,870	2,865
[4]	Nissan Auto Lease Trust Class C Series 2026-A	4.290%	6/17/2030	16,200	15,984
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/2028	3,421	3,433
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/2029	19,665	19,676
[3,4]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/2029	13,630	13,680
[3,4,5]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.883%	4/16/2038	3,140	3,135
[3,4,5]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.823%	10/15/2034	4,000	4,001
[3,4,5]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.203%	10/15/2034	5,320	5,323
[3,4]	PenFed Auto Receivables Owner Trust Class A2 Series 2025-A	4.120%	9/15/2028	8,853	8,851
[3,4]	PenFed Auto Receivables Owner Trust Class A3 Series 2025-A	4.030%	7/15/2030	6,650	6,603
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/2028	8,384	8,407
[3,4]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/2029	5,114	5,129
[3,4]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/2029	17,743	17,862
[3,4]	PFS Financing Corp. Class A Series 2024-F	4.750%	8/15/2029	2,380	2,387
[3,4,5]	PFS Financing Corp. Class A Series 2025-E, SOFR30A + 0.700%	4.324%	7/15/2029	36,420	36,451
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/2028	811	812
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/2029	1,490	1,496
[3,4]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/2032	5,640	5,642
[3,4]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/2028	11,590	11,617
[3,4]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/2030	11,470	11,470
[3,4]	RCKT Trust Class A Series 2025-1A	4.900%	7/25/2034	1,862	1,864
[3,4]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	990	990
[3,4]	RCKTL Class A Series 2025-2A	4.480%	11/27/2034	7,323	7,327
[3,4]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	1,690	1,683
[3,4,5]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.621%	12/20/2030	5,470	5,506
[3,4]	RKTL Trust Class A Series 2026-1A	4.070%	2/26/2035	16,271	16,240
[3,4]	RKTL Trust Class A Series 2026-2A	4.330%	5/25/2035	43,067	43,007
[3,4]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	3,010	2,981
[3,4]	RKTL Trust Class B Series 2026-2A	4.850%	5/25/2035	4,510	4,497
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	418	424
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/2033	547	549
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2026-A	4.657%	7/17/2034	2,491	2,484
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	930	937
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	1,748	1,762
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	716	718
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2025-A	4.484%	1/16/2034	4,600	4,574
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2026-A	4.806%	7/17/2034	5,520	5,499
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	698	703
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	1,234	1,242
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	1,142	1,144
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2025-A	4.661%	1/16/2034	4,510	4,486
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2026-A	4.953%	7/17/2034	470	468
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	1,432	1,447
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	1,498	1,509
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	1,472	1,476
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	2,980	2,971
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2026-A	5.247%	7/17/2034	1,080	1,076
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	380	380
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	12,696	12,709
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/2029	21,421	21,455
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	19,680	19,686
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	12,050	12,025
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2026-1	3.930%	7/15/2030	16,250	16,132
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/2028	2,017	2,020
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	8,740	8,778
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	10,940	10,952
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/2031	18,920	18,966
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-3	4.490%	9/15/2031	11,890	11,879
6

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-4	4.270%	1/15/2032	6,750	6,717
[4]	Santander Drive Auto Receivables Trust Class B Series 2026-1	4.070%	4/15/2032	14,560	14,386
[4]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/2031	26,400	26,525
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/2027	2,596	2,598
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/2028	1,909	1,910
[3,4]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/2028	7,213	7,226
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/2028	5,810	5,828
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/2029	6,580	6,586
[3,4]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/2029	4,970	4,984
[3,4]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/2028	404	404
[3,4]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/2031	2,954	2,958
[3,4]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	2,290	2,290
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2025-1A	4.670%	11/15/2028	6,436	6,445
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2026-1A	4.180%	8/15/2029	14,370	14,352
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/2028	2,043	2,049
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/2029	6,903	6,925
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2025-1A	4.570%	1/15/2031	10,980	10,976
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2026-1A	4.360%	8/15/2031	5,220	5,182
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	5,489	5,516
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/2032	11,321	11,366
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2026-A	4.284%	3/25/2033	11,755	11,667
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	436	438
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	942	946
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2026-A	4.431%	3/25/2033	2,224	2,208
[3,4]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	705	707
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/2029	6,636	6,656
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/2030	11,335	11,349
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/2030	17,942	17,995
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/2030	23,050	23,066
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-3A	4.120%	4/21/2031	12,080	12,019
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2026-1A	3.960%	7/21/2031	17,230	17,000
[3,4]	SoFi Consumer Loan Program Class A Series 2026-3	4.460%	6/25/2035	33,510	33,505
[3,4]	SoFi Consumer Loan Program Class B Series 2026-3	4.850%	6/25/2035	2,140	2,135
[3,4]	SoFi Consumer Loan Program LLC Class A Series 2025-4	4.240%	8/25/2035	13,505	13,494
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/2034	5,819	5,827
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-3	4.470%	8/15/2034	3,883	3,883
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2026-1	4.060%	12/26/2035	20,627	20,564
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2026-2	4.270%	3/25/2036	11,249	11,236
[3,4]	SoFi Consumer Loan Program Trust Class B Series 2026-1	4.440%	12/26/2035	8,270	8,172
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/2028	20,490	20,507
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-BA	4.270%	1/22/2029	36,730	36,662
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-CA	4.110%	4/20/2029	34,100	33,870
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2026-AA	4.350%	11/20/2029	21,660	21,535
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/2029	5,690	5,694
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-BA	4.290%	6/20/2029	7,650	7,626
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/2029	4,280	4,283
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-BA	4.470%	7/20/2029	3,150	3,140
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	4,950	4,930
[3,4,5,7]	Structured Agency Credit Risk Class A1 Series 2026-DNA1, SOFR30A + 0.850%	4.466%	2/25/2046	15,502	15,492
[4]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	25,556	25,547
[3,4]	Taco Bell Funding LLC Class A2II Series 2018-1A	4.940%	11/25/2048	5,315	5,286
[3,4]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/2028	5,590	5,613
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	1,720	1,733
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A3 Series 2025-A	4.270%	11/20/2028	17,910	17,860
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A4 Series 2025-A	4.370%	5/21/2029	4,480	4,466
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	4,580	4,574
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	6,350	6,334
[3,4]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/2029	21,310	21,313
[3,4]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/2029	22,480	22,539
[3,4]	T-Mobile US Trust Class A Series 2025-2A	4.340%	4/22/2030	25,740	25,723
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	2,751	2,756
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	2,088	2,094
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	10,042	10,072
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	10,644	10,652
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/2028	29,495	29,560
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	28,140	27,942
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/2029	12,370	12,372
[3,4]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/2029	9,800	9,839
[3,4]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	7,770	7,810
[3,4]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	11,457	11,414
7

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	8,119	8,006
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	324	325
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	10,400	10,406
[3,4]	US Bank NA Class B1 Series 2026-SUP1	5.500%	6/27/2033	15,303	15,263
[3,4]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/2028	3,213	3,221
[3,4]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/2030	15,880	15,896
[4]	Verizon Master Trust Class B Series 2024-6	4.420%	8/20/2030	19,770	19,726
[4]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/2030	15,860	15,882
[4]	Verizon Master Trust Class B Series 2025-5	4.420%	6/20/2031	8,550	8,487
[4]	Verizon Master Trust Class C Series 2023-7	4.610%	11/20/2029	4,330	4,331
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	1,530	1,535
[4]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/2030	5,940	5,948
[4]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	8,126	8,137
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	25,510	25,543
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	34,890	34,750
[4]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	8,860	8,870
[4]	Volkswagen Auto Lease Trust Class A4 Series 2026-A	4.210%	11/20/2030	15,510	15,364
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	4,420	4,432
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/2028	10,556	10,554
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/2029	10,520	10,517
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-2A	3.990%	12/17/2029	22,370	22,163
[3,4,5]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	4.859%	10/20/2036	2,910	2,908
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	8,380	8,262
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/2052	1,044	1,019
[3,4]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	13,080	12,794
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-2A	4.510%	5/15/2029	8,030	8,037
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-3A	4.220%	6/15/2029	23,760	23,731
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-1A	4.010%	7/16/2029	23,180	23,077
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-2A	4.350%	4/15/2030	18,510	18,460
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-P1	3.920%	3/15/2030	17,220	17,077
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-P2	4.590%	7/15/2030	21,030	21,014
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-2A	4.630%	1/15/2031	5,640	5,645
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-3A	4.280%	7/15/2031	10,210	10,166
[3,4]	Westlake Automobile Receivables Trust Class B Series 2026-1A	4.200%	5/15/2031	8,070	8,023
[3,4]	Westlake Automobile Receivables Trust Class B Series 2026-2A	4.530%	3/15/2032	6,000	5,980
[3,4]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	16,280	16,120
[3,4]	Westlake Automobile Receivables Trust Class C Series 2026-2A	4.890%	3/15/2032	9,810	9,799
[3,4]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	9,160	9,033
[3,4]	Westlake Flooring Master Trust Class A Series 2025-1A	4.230%	10/15/2029	41,000	40,790
[3,4]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	4,090	4,066
[3,4]	Wheels Fleet Lease Funding LLC Class A2A Series 2026-1	4.300%	4/18/2039	12,990	12,957
[4]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	1,159	1,160
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/2027	4,756	4,761
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/2028	13,180	13,191
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/2030	6,900	6,907
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	8,240	8,276
[4]	World Omni Select Auto Trust Class A2A Series 2025-A	4.140%	5/15/2030	10,141	10,128
[4]	World Omni Select Auto Trust Class A2A Series 2026-A	4.520%	7/15/2030	16,740	16,730
[4]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/2030	6,838	6,853
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,806,859)					4,800,909
Corporate Bonds (58.0%)
Communications (2.5%)
	AT&T Inc.	1.650%	2/1/2028	4,468	4,272
	AT&T Inc.	4.100%	2/15/2028	79,826	79,096
	Expedia Group Inc.	3.800%	2/15/2028	5,198	5,128
	Fox Corp.	4.709%	1/25/2029	1,156	1,151
[5,8]	NBN Co. Ltd., 3M Australian Bank Bill Rate + 0.870%	5.313%	8/28/2027	26,750	18,891
[3]	NTT Finance Corp.	4.567%	7/16/2027	82,228	82,284
[3]	NTT Finance Corp.	1.591%	4/3/2028	19,776	18,770
[3]	NTT Finance Corp.	4.620%	7/16/2028	47,431	47,250
	Rogers Communications Inc.	3.200%	3/15/2027	12,430	12,332
	Sprint Capital Corp.	6.875%	11/15/2028	38,052	39,710
[8]	Telstra Group Ltd.	4.000%	4/19/2027	23,410	16,348
	T-Mobile USA Inc.	3.750%	4/15/2027	57,757	57,459
	T-Mobile USA Inc.	4.850%	1/15/2029	5,058	5,063
[8]	Vodafone Group plc	4.200%	12/13/2027	4,810	3,339
	Walt Disney Co.	3.700%	3/23/2027	847	844
					391,937
8

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Discretionary (4.4%)
[5]	Amazon.com Inc., SOFR + 0.590%	4.241%	3/13/2029	26,400	26,463
	American Honda Finance Corp.	4.550%	7/9/2027	25,570	25,586
	American Honda Finance Corp.	4.550%	4/10/2028	2,000	1,994
[5]	American Honda Finance Corp., SOFR + 0.620%	4.271%	12/11/2026	70,000	70,017
[5]	American Honda Finance Corp., SOFR + 0.710%	4.366%	7/9/2027	37,260	37,273
[5]	American Honda Finance Corp., SOFR + 0.900%	4.547%	9/1/2028	48,000	48,075
[3]	BMW US Capital LLC	4.150%	8/11/2027	14,770	14,724
[3]	BMW US Capital LLC	4.300%	3/17/2028	15,000	14,913
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	2,676	2,675
	General Motors Co.	6.800%	10/1/2027	4,771	4,871
	General Motors Co.	5.350%	4/15/2028	7,500	7,566
	General Motors Financial Co. Inc.	5.400%	5/8/2027	11,954	12,029
	General Motors Financial Co. Inc.	5.000%	7/15/2027	1,840	1,849
	General Motors Financial Co. Inc.	5.050%	4/4/2028	7,143	7,176
	General Motors Financial Co. Inc.	5.800%	6/23/2028	9,889	10,060
	General Motors Financial Co. Inc.	2.400%	10/15/2028	11,375	10,802
[5]	General Motors Financial Co. Inc., SOFR + 1.170%	4.825%	4/4/2028	47,140	47,364
	Hyatt Hotels Corp.	5.050%	3/30/2028	15,022	15,077
	Hyatt Hotels Corp.	4.375%	9/15/2028	1,950	1,932
	Lennar Corp.	5.000%	6/15/2027	1,165	1,167
	Marriott International Inc.	4.200%	7/15/2027	17,980	17,933
	Marriott International Inc.	5.000%	10/15/2027	5,055	5,078
[3]	Mercedes-Benz Finance North America LLC	4.800%	11/13/2026	37,010	37,049
[3]	Mercedes-Benz Finance North America LLC	4.125%	3/10/2028	35,820	35,491
[3]	Mercedes-Benz Finance North America LLC	4.750%	3/31/2028	27,955	27,955
[3,5]	Stellantis Financial Services US Corp., SOFR + 1.690%	5.341%	9/15/2028	36,120	36,265
[8]	Toyota Finance Australia Ltd.	5.000%	9/15/2026	6,040	4,249
[5,8]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.900%	5.369%	9/17/2027	11,780	8,311
	Toyota Motor Credit Corp.	4.500%	5/14/2027	9,040	9,053
	Toyota Motor Credit Corp.	4.350%	10/8/2027	7,785	7,782
[5]	Toyota Motor Credit Corp., SOFR + 0.650%	4.301%	3/13/2029	33,000	33,064
[5]	Toyota Motor Credit Corp., SOFR + 0.720%	4.368%	9/5/2028	66,665	66,956
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	690	687
[3,5]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	4.691%	8/14/2026	40,610	40,625
					692,111
Consumer Staples (2.3%)
[3]	Alimentation Couche-Tard Inc.	4.148%	9/29/2028	8,920	8,820
[8]	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/2027	16,460	11,453
	BAT Capital Corp.	3.557%	8/15/2027	28,570	28,293
	BAT Capital Corp.	2.259%	3/25/2028	3,744	3,603
	BAT International Finance plc	4.448%	3/16/2028	23,153	23,081
[3,5]	Cargill Inc., SOFR + 0.610%	4.238%	2/11/2028	19,286	19,309
	Conagra Brands Inc.	5.300%	10/1/2026	7,847	7,857
	Constellation Brands Inc.	4.350%	5/9/2027	5,004	4,998
	Diageo Capital plc	3.875%	5/18/2028	27,433	27,123
	Dollar General Corp.	4.125%	5/1/2028	15,999	15,843
	Dollar Tree Inc.	4.200%	5/15/2028	23,500	23,288
	Kellanova	4.300%	5/15/2028	14,814	14,758
	Kraft Heinz Foods Co.	3.875%	5/15/2027	3,582	3,564
[3]	Mars Inc.	4.600%	3/1/2028	42,040	42,068
	McCormick & Co. Inc.	4.150%	2/15/2029	11,465	11,289
[3,5]	Mitsubishi Corp., SOFR + 0.700%	4.346%	9/9/2028	25,361	25,404
	Philip Morris International Inc.	4.750%	2/12/2027	7,115	7,130
	Philip Morris International Inc.	3.125%	8/17/2027	2,720	2,688
	Philip Morris International Inc.	4.375%	11/1/2027	7,838	7,825
	Philip Morris International Inc.	4.125%	4/28/2028	14,095	13,992
	Philip Morris International Inc.	3.875%	10/27/2028	1,410	1,388
[5]	Philip Morris International Inc., SOFR + 0.830%	4.497%	4/28/2028	14,520	14,605
	Tyson Foods Inc.	3.550%	6/2/2027	42,444	42,145
					360,524
Energy (1.7%)
	BP Capital Markets America Inc.	5.017%	11/17/2027	15,000	15,106
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	12,016	11,945
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	80,585	80,732
	ConocoPhillips Co.	4.400%	7/15/2027	10,000	9,997
	Enbridge Inc.	1.600%	10/4/2026	9,311	9,269
	Enbridge Inc.	5.250%	4/5/2027	6,998	7,034
	Enbridge Inc.	3.700%	7/15/2027	2,550	2,533
9

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	4.200%	11/20/2028	11,078	10,953
	Energy Transfer LP	5.500%	6/1/2027	7,238	7,280
	Energy Transfer LP	4.000%	10/1/2027	16,442	16,330
	Energy Transfer LP	4.950%	5/15/2028	2,508	2,516
	EQT Corp.	3.900%	10/1/2027	3,884	3,847
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	13,371	13,069
	MPLX LP	4.250%	12/1/2027	6,660	6,628
	MPLX LP	4.000%	3/15/2028	6,000	5,933
	ONEOK Inc.	4.550%	7/15/2028	9,190	9,159
	ONEOK Inc.	4.350%	3/15/2029	1,310	1,294
	Phillips 66	3.900%	3/15/2028	6,660	6,580
	Qatar Energy	1.375%	9/12/2026	3,320	3,309
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	13,609	13,509
[3]	Schlumberger Holdings Corp.	4.500%	5/15/2028	30,050	30,006
	Valero Energy Corp.	4.350%	6/1/2028	2,890	2,875
					269,904
Financials (30.7%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	59,732	59,459
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.450%	4/15/2027	15,560	15,746
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	5,357	5,354
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/2028	4,400	4,345
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	9,491	9,504
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	10,085	10,252
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	11,184	10,747
	Allstate Corp.	3.280%	12/15/2026	2,890	2,879
	American Express Co.	4.009%	2/9/2029	9,861	9,767
	American Express Co.	4.351%	7/20/2029	2,104	2,092
	American Express Co.	5.282%	7/27/2029	2,710	2,739
[5]	American Express Co., SOFR + 0.810%	4.472%	7/20/2029	36,350	36,485
[5]	American Express Co., SOFR + 0.930%	4.596%	7/26/2028	40,920	41,080
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	7,697	7,600
	Ares Capital Corp.	7.000%	1/15/2027	14,589	14,722
[3]	Athene Global Funding	4.950%	1/7/2027	15,430	15,456
[3]	Athene Global Funding	2.500%	3/24/2028	2,250	2,159
[3,5]	Athene Global Funding, SOFR + 1.000%	4.651%	9/18/2028	24,600	24,433
[3,5]	Athene Global Funding, SOFR + 1.030%	4.673%	8/27/2026	22,150	22,157
[8]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	9,440	6,668
[3]	Aviation Capital Group LLC	3.500%	11/1/2027	11,031	10,844
	Banco Santander SA	3.800%	2/23/2028	3,400	3,351
	Banco Santander SA	5.588%	8/8/2028	15,800	16,038
[5]	Banco Santander SA, SOFR + 1.120%	4.776%	7/15/2028	29,800	29,947
	Bank of America Corp.	4.376%	4/27/2028	15,000	14,975
	Bank of America Corp.	4.948%	7/22/2028	7,574	7,596
	Bank of America Corp.	3.419%	12/20/2028	9,430	9,271
	Bank of America Corp.	4.979%	1/24/2029	11,565	11,610
	Bank of America Corp.	5.202%	4/25/2029	23,750	23,942
[5]	Bank of America Corp., SOFR + 0.830%	4.497%	1/24/2029	29,000	29,080
	Bank of Montreal	4.062%	9/22/2028	42,000	41,741
[5]	Bank of Montreal, SOFR + 0.750%	4.402%	9/22/2028	84,000	84,102
[5]	Bank of Montreal, SOFR + 0.860%	4.526%	1/27/2029	36,666	36,743
	Bank of New York Mellon Corp.	4.441%	6/9/2028	24,670	24,668
	Bank of New York Mellon Corp.	3.992%	6/13/2028	23,783	23,677
[5]	Bank of New York Mellon Corp., SOFR + 0.830%	4.493%	7/21/2028	60,500	60,678
	Bank of Nova Scotia	4.404%	9/8/2028	8,390	8,369
[5]	Bank of Nova Scotia, SOFR + 0.730%	4.397%	2/2/2030	35,710	35,631
[5]	Bank of Nova Scotia, SOFR + 0.760%	4.411%	9/15/2028	53,716	53,782
[5]	Bank of Nova Scotia, SOFR + 0.890%	4.521%	2/14/2029	75,034	75,297
[3]	Banque Federative du Credit Mutuel SA	4.753%	7/13/2027	39,600	39,723
[3]	BNP Paribas SA	3.500%	11/16/2027	23,589	23,278
[3,5]	BNP Paribas SA, SOFR + 1.430%	5.057%	5/9/2029	14,550	14,692
[3]	BPCE SA	4.750%	7/19/2027	14,250	14,303
	Brookfield Finance Inc.	3.900%	1/25/2028	12,850	12,703
	Brookfield Finance Inc.	4.850%	3/29/2029	14,175	14,157
	Brown & Brown Inc.	4.600%	12/23/2026	43,818	43,807
	Brown & Brown Inc.	4.700%	6/23/2028	22,267	22,219
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	81,400	81,520
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	19,550	19,532
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.448%	9/8/2028	39,651	39,721
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.467%	1/29/2030	48,750	48,697
10

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.200%	3/2/2027	8,068	8,016
	Charles Schwab Corp.	2.450%	3/3/2027	3,750	3,709
	Charles Schwab Corp.	3.300%	4/1/2027	1,373	1,364
	Charles Schwab Corp.	4.603%	7/27/2029	106,000	105,773
	Charles Schwab Corp.	6.196%	11/17/2029	6,570	6,774
	Citibank NA	4.576%	5/29/2027	14,500	14,534
	Citigroup Inc.	4.643%	5/7/2028	16,581	16,581
	Citigroup Inc.	3.520%	10/27/2028	47,353	46,690
	Citigroup Inc.	4.786%	3/4/2029	41,163	41,171
[5]	Citigroup Inc., SOFR + 0.870%	4.519%	3/4/2029	18,800	18,833
	Citizens Bank NA	4.192%	1/29/2029	44,540	44,139
[5,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.773%	8/20/2031	23,900	16,821
[5,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.365%	4/14/2032	5,670	4,020
[3]	Cooperatieve Rabobank UA	4.655%	8/22/2028	9,665	9,671
	Corebridge Financial Inc.	3.650%	4/5/2027	52,604	52,287
[3]	Corebridge Global Funding	5.900%	9/19/2028	7,938	8,098
[3,5]	Corebridge Global Funding, SOFR + 0.750%	4.406%	1/7/2028	16,000	15,983
[3]	Credit Agricole SA	4.631%	9/11/2028	14,956	14,944
[3,5]	Credit Agricole SA, SOFR + 1.130%	4.786%	1/9/2029	22,610	22,729
[3]	Danske Bank A/S	4.662%	3/27/2029	26,940	26,907
	Equifax Inc.	5.100%	12/15/2027	7,612	7,656
	Equifax Inc.	5.100%	6/1/2028	8,190	8,234
[3]	Equitable America Global Funding	3.950%	9/15/2027	12,278	12,167
[3,5]	Equitable America Global Funding, SOFR + 0.710%	4.361%	9/15/2027	25,278	25,289
[3]	Equitable Financial Life Global Funding	1.400%	8/27/2027	1,192	1,151
[3]	Equitable Financial Life Global Funding	1.800%	3/8/2028	11,257	10,737
	Equitable Holdings Inc.	4.350%	4/20/2028	9,470	9,405
	Fidelity National Information Services Inc.	4.450%	3/10/2028	20,015	19,907
	Fifth Third Bank NA	4.967%	1/28/2028	17,200	17,231
[5]	Fifth Third Bank NA, SOFR + 0.810%	4.477%	1/28/2028	30,040	30,043
	Fiserv Inc.	2.250%	6/1/2027	4,725	4,639
[3]	GA Global Funding Trust	4.400%	9/23/2027	19,704	19,622
	GATX Corp.	3.250%	9/15/2026	19,045	18,993
	GATX Corp.	3.850%	3/30/2027	2,111	2,101
	GATX Corp.	4.550%	11/7/2028	1,220	1,214
	Global Payments Inc.	2.150%	1/15/2027	5,010	4,958
	Goldman Sachs Bank USA	4.656%	6/3/2029	37,500	37,402
	Goldman Sachs Group Inc.	1.542%	9/10/2027	51,027	50,870
	Goldman Sachs Group Inc.	4.148%	1/21/2029	71,430	70,758
	Goldman Sachs Group Inc.	4.223%	5/1/2029	8,500	8,413
[5]	Goldman Sachs Group Inc., SOFR + 0.920%	4.583%	10/21/2029	25,000	25,048
	HPS Corporate Lending Fund	5.300%	6/5/2027	36,381	36,386
	HSBC Holdings plc	4.041%	3/13/2028	37,243	37,103
	HSBC Holdings plc	5.597%	5/17/2028	65,365	65,810
	HSBC Holdings plc	4.755%	6/9/2028	7,875	7,876
	HSBC Holdings plc	2.013%	9/22/2028	8,985	8,717
	HSBC Holdings plc	7.390%	11/3/2028	7,000	7,218
	HSBC Holdings plc	5.130%	11/19/2028	13,000	13,057
[5]	HSBC Holdings plc, SOFR + 1.030%	4.677%	3/3/2029	25,560	25,677
[5]	HSBC Holdings plc, SOFR + 1.040%	4.672%	11/19/2028	21,600	21,691
	Huntington National Bank	4.871%	4/12/2028	45,848	45,901
[5]	Huntington National Bank, SOFR + 0.720%	4.376%	4/12/2028	75,000	75,029
	ING Groep NV	3.950%	3/29/2027	25,518	25,448
	ING Groep NV	4.017%	3/28/2028	25,360	25,268
	Intercontinental Exchange Inc.	3.625%	9/1/2028	6,585	6,452
	Jefferies Financial Group Inc.	4.300%	2/11/2027	50,600	50,513
	Jefferies Financial Group Inc.	5.875%	7/21/2028	3,249	3,308
	JPMorgan Chase & Co.	1.470%	9/22/2027	15,000	14,937
	JPMorgan Chase & Co.	2.947%	2/24/2028	7,570	7,502
[5]	JPMorgan Chase & Co., SOFR + 0.800%	4.466%	1/24/2029	29,520	29,592
[5]	JPMorgan Chase & Co., SOFR + 0.860%	4.525%	10/22/2028	14,282	14,328
[5]	JPMorgan Chase & Co., SOFR + 0.930%	4.595%	7/22/2028	56,000	56,205
	Lloyds Banking Group plc	5.462%	1/5/2028	26,794	26,895
	Lloyds Banking Group plc	4.375%	3/22/2028	6,582	6,553
	Lloyds Banking Group plc	3.574%	11/7/2028	7,280	7,180
	Lloyds Banking Group plc	4.241%	2/10/2030	37,800	37,170
[5]	Lloyds Banking Group plc, SOFR + 0.770%	4.397%	2/10/2030	40,000	39,896
[5]	Lloyds Banking Group plc, SOFR + 1.060%	4.697%	11/26/2028	68,743	69,071
[3]	LSEGA Financing plc	2.000%	4/6/2028	25,810	24,709
[5,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	6.303%	2/20/2035	3,270	2,341
11

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	44,619	44,631
[5]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	4.327%	11/8/2027	18,520	18,572
[3]	Met Tower Global Funding	4.800%	1/14/2028	9,720	9,746
[3]	Metropolitan Life Global Funding I	4.250%	4/13/2028	13,200	13,117
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	40,000	39,843
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	7,665	7,691
	Morgan Stanley	5.164%	4/20/2029	12,000	12,063
	Morgan Stanley	4.868%	7/12/2029	2,850	2,850
	Morgan Stanley Bank NA	5.504%	5/26/2028	14,060	14,156
	Morgan Stanley Bank NA	5.016%	1/12/2029	4,694	4,717
[5]	Morgan Stanley Bank NA, SOFR + 0.900%	4.556%	1/12/2029	31,195	31,297
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	44,450	44,370
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	6,000	5,964
[5]	Morgan Stanley Private Bank NA, SOFR + 0.770%	4.400%	2/8/2030	40,000	39,873
[5]	Morgan Stanley, SOFR + 0.800%	4.457%	1/9/2030	35,000	34,908
	National Bank of Canada	4.950%	2/1/2028	55,450	55,567
	National Bank of Canada	4.166%	1/20/2029	42,500	42,174
[3,5]	NatWest Markets plc, SOFR + 0.800%	4.427%	11/6/2028	17,750	17,787
[3]	New York Life Global Funding	4.400%	4/25/2028	3,976	3,963
	Nomura Holdings Inc.	2.329%	1/22/2027	23,443	23,215
	Nomura Holdings Inc.	5.594%	7/2/2027	8,986	9,067
	Nomura Holdings Inc.	5.386%	7/6/2027	4,700	4,736
	Nomura Holdings Inc.	6.070%	7/12/2028	5,440	5,562
	Nomura Holdings Inc.	2.172%	7/14/2028	8,910	8,476
[5]	PayPal Holdings Inc., SOFR + 0.670%	4.318%	3/6/2028	14,538	14,554
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/2026	2,275	2,267
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	5,010	5,024
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	5,519	5,590
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	3,384	3,426
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.550%	5/1/2028	3,280	3,316
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	5,278	5,391
	PNC Bank NA	4.429%	7/21/2028	31,380	31,323
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,000	1,004
	PNC Financial Services Group Inc.	4.075%	1/26/2029	50,960	50,490
	PNC Financial Services Group Inc.	4.618%	10/26/2029	63,670	63,450
[3]	Principal Financial Group Inc.	4.111%	2/15/2028	15,902	15,763
[3]	Principal Life Global Funding II	4.800%	1/9/2028	4,310	4,319
[3]	Principal Life Global Funding II	5.500%	6/28/2028	1,664	1,684
	Regions Bank	4.755%	7/27/2029	81,690	81,518
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	4,600	4,559
[3]	RGA Global Funding	4.350%	8/25/2028	8,500	8,413
	Royal Bank of Canada	4.715%	3/27/2028	7,000	7,009
	Royal Bank of Canada	3.995%	11/3/2028	19,500	19,346
[5]	Royal Bank of Canada, SOFR + 0.830%	4.496%	1/24/2029	41,228	41,315
[5]	Royal Bank of Canada, SOFR + 0.860%	4.522%	10/18/2028	55,000	55,153
	Sixth Street Specialty Lending Inc.	2.500%	8/1/2026	4,565	4,565
[3,5]	Skandinaviska Enskilda Banken AB, SOFR + 0.680%	4.330%	3/12/2029	13,200	13,225
[3]	Societe Generale SA	5.250%	2/19/2027	22,200	22,286
[3,5]	Standard Chartered plc, SOFR + 1.240%	4.903%	1/21/2029	15,020	15,123
	State Street Corp.	4.543%	4/24/2028	9,130	9,132
	Suci Second Investment Co.	4.375%	9/10/2027	35,713	35,571
	Sumisho Air Lease Corp.	2.200%	1/15/2027	30,684	30,351
	Sumisho Air Lease Corp.	3.625%	12/1/2027	4,847	4,776
	Sumisho Air Lease Corp.	2.100%	9/1/2028	14,340	13,548
	Sumisho Air Lease Corp.	4.625%	10/1/2028	2,050	2,038
[5]	Sumitomo Mitsui Financial Group Inc., SOFR + 0.760%	4.416%	1/15/2029	21,000	20,962
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.710%	4.358%	3/5/2029	33,400	33,438
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%	4.398%	9/11/2028	25,360	25,442
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	4.628%	9/10/2027	14,488	14,570
[3]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	33,550	33,323
	Toronto-Dominion Bank	4.568%	12/17/2026	28,087	28,123
[5]	Toronto-Dominion Bank, SOFR + 0.750%	4.406%	10/13/2028	26,000	26,054
[5]	Toronto-Dominion Bank, SOFR + 0.820%	4.487%	1/31/2028	16,816	16,888
	Truist Bank	4.420%	7/24/2028	72,140	71,958
	Truist Bank	4.144%	1/27/2029	45,430	45,029
	Truist Bank	4.136%	10/23/2029	17,000	16,745
	UBS AG	4.864%	1/10/2028	55,770	55,850
	UBS AG / Stamford CT	4.302%	3/16/2029	17,960	17,858
[3]	UBS Group AG	3.869%	1/12/2029	18,971	18,762
[3,5]	UBS Group AG, SOFR + 0.840%	4.493%	12/23/2029	72,139	72,099
12

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	UBS Group AG, SOFR + 0.840%	4.496%	4/10/2030	23,000	22,971
	US Bancorp	6.787%	10/26/2027	9,923	9,976
	US Bank NA	4.730%	5/15/2028	37,537	37,572
	US Bank NA	4.535%	5/20/2029	123,935	123,487
	Wells Fargo & Co.	3.526%	3/24/2028	6,562	6,517
	Wells Fargo & Co.	4.577%	5/20/2029	63,820	63,590
[5]	Wells Fargo & Co., SOFR + 0.740%	4.405%	1/23/2030	55,260	55,123
[5]	Wells Fargo & Co., SOFR + 0.880%	4.531%	9/15/2029	48,409	48,536
					4,870,800
Health Care (2.0%)
	Abbott Laboratories	3.700%	3/9/2029	55,095	53,838
	AbbVie Inc.	2.950%	11/21/2026	17,356	17,285
	Baxter International Inc.	1.915%	2/1/2027	6,443	6,352
	Becton Dickinson & Co.	3.700%	6/6/2027	5,002	4,972
	Becton Dickinson & Co.	4.693%	2/13/2028	7,980	7,986
	Cencora Inc.	3.450%	12/15/2027	5,605	5,523
	Cigna Group	4.375%	10/15/2028	7,682	7,630
	Elevance Health Inc.	4.500%	10/30/2026	17,700	17,703
	Elevance Health Inc.	3.650%	12/1/2027	13,716	13,560
	Elevance Health Inc.	4.101%	3/1/2028	12,196	12,096
	Elevance Health Inc.	4.000%	9/15/2028	38,485	37,958
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	17,000	17,208
	HCA Inc.	4.500%	2/15/2027	23,907	23,904
	HCA Inc.	5.200%	6/1/2028	13,062	13,168
	HCA Inc.	5.875%	2/1/2029	2,176	2,218
[5]	HCA Inc., SOFR + 0.870%	4.517%	3/1/2028	13,200	13,230
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	9,990	10,041
	UnitedHealth Group Inc.	3.700%	5/15/2027	4,822	4,800
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	37,500	37,555
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	16,536	16,745
					323,772
Industrials (3.7%)
[8]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	13,770	9,326
[3]	BAE Systems plc	5.000%	3/26/2027	14,828	14,880
	Boeing Co.	2.700%	2/1/2027	19,462	19,299
	Boeing Co.	5.040%	5/1/2027	34,806	34,898
	Boeing Co.	6.259%	5/1/2027	3,890	3,934
	Boeing Co.	3.250%	2/1/2028	30,000	29,380
	Boeing Co.	3.250%	3/1/2028	16,111	15,765
	CNH Industrial Capital LLC	4.500%	10/8/2027	17,331	17,316
	CNH Industrial Capital LLC	4.750%	3/21/2028	38,936	38,925
	CNH Industrial Capital LLC	4.550%	4/10/2028	14,899	14,837
[3]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	14,925	14,961
[3]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	9,677	9,725
	Eaton Corp.	3.950%	3/6/2029	6,910	6,788
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	6,550	6,436
[3]	Honeywell Aerospace Inc.	3.900%	3/16/2028	22,000	21,745
[3,5]	Honeywell Aerospace Inc., SOFR + 0.630%	4.282%	3/16/2029	26,400	26,371
	Hubbell Inc.	3.500%	2/15/2028	4,328	4,257
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	26,139	25,723
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	48,085	45,556
	Ingersoll Rand Inc.	5.197%	6/15/2027	28,270	28,424
[5]	John Deere Capital Corp., SOFR + 0.550%	4.198%	3/9/2029	19,800	19,798
[8]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	22,710	15,852
[8]	Lonsdale Finance Pty Ltd.	2.100%	10/15/2027	20,300	13,741
	Northrop Grumman Corp.	3.200%	2/1/2027	15,400	15,317
[8]	Qantas Airways Ltd.	4.750%	10/12/2026	17,490	12,293
[8]	Qantas Airways Ltd.	3.150%	9/27/2028	22,030	14,748
	RTX Corp.	3.500%	3/15/2027	16,633	16,546
	RTX Corp.	3.125%	5/4/2027	51,539	51,046
	Southwest Airlines Co.	5.125%	6/15/2027	19,296	19,351
	Southwest Airlines Co.	4.375%	11/15/2028	15,429	15,260
[8]	WSO Finance Pty Ltd.	4.500%	3/31/2027	10,970	7,688
					590,186
Materials (1.6%)
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	2,605	2,564
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	24,033	23,685
	Eastman Chemical Co.	4.500%	12/1/2028	6,266	6,219
	Ecolab Inc.	2.700%	11/1/2026	10,770	10,730
13

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Glencore Funding LLC	4.000%	3/27/2027	32,343	32,239
[3]	Glencore Funding LLC	3.875%	10/27/2027	25,063	24,815
[3]	Glencore Funding LLC	5.400%	5/8/2028	400	404
[3,5]	Glencore Funding LLC, SOFR + 0.750%	4.405%	10/1/2026	25,000	25,001
	Mosaic Co.	4.050%	11/15/2027	12,421	12,322
	Mosaic Co.	5.375%	11/15/2028	5,575	5,632
	Nutrien Ltd.	4.000%	12/15/2026	10,636	10,617
	Nutrien Ltd.	4.500%	3/12/2027	23,580	23,584
	Owens Corning	5.500%	6/15/2027	6,655	6,704
[5]	Rio Tinto Finance USA plc, SOFR + 0.840%	4.491%	3/14/2028	26,030	26,175
	Sherwin-Williams Co.	4.550%	3/1/2028	7,657	7,646
	Sonoco Products Co.	4.450%	9/1/2026	16,485	16,484
	Sonoco Products Co.	2.250%	2/1/2027	8,269	8,173
	WRKCo Inc.	4.000%	3/15/2028	4,231	4,186
					247,180
Real Estate (3.1%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	22,631	22,553
	American Homes 4 Rent LP	4.250%	2/15/2028	11,692	11,590
	American Tower Corp.	3.375%	10/15/2026	7,254	7,238
	American Tower Corp.	2.750%	1/15/2027	8,541	8,476
	American Tower Corp.	3.550%	7/15/2027	2,256	2,238
	American Tower Corp.	3.600%	1/15/2028	16,251	16,009
	American Tower Corp.	1.500%	1/31/2028	35,435	33,812
	American Tower Corp.	5.500%	3/15/2028	13,945	14,104
	American Tower Corp.	5.250%	7/15/2028	4,135	4,171
	Boston Properties LP	6.750%	12/1/2027	7,999	8,200
	Boston Properties LP	4.500%	12/1/2028	2,633	2,614
	Brixmor Operating Partnership LP	2.250%	4/1/2028	5,949	5,721
[8]	BWP Property Group Ltd.	2.200%	3/24/2028	5,720	3,828
	Camden Property Trust	5.850%	11/3/2026	1,875	1,880
	Crown Castle Inc.	3.650%	9/1/2027	8,071	7,991
	Crown Castle Inc.	5.000%	1/11/2028	28,690	28,786
	Crown Castle Inc.	3.800%	2/15/2028	6,889	6,787
	Crown Castle Inc.	4.800%	9/1/2028	16,201	16,201
	CubeSmart LP	3.125%	9/1/2026	9,592	9,580
	Digital Realty Trust LP	3.700%	8/15/2027	19,129	18,972
	Digital Realty Trust LP	5.550%	1/15/2028	36,570	36,961
	Digital Realty Trust LP	4.450%	7/15/2028	41,298	41,037
	DOC DR LLC	4.300%	3/15/2027	4,096	4,089
	DOC DR LLC	3.950%	1/15/2028	11,209	11,088
	ERP Operating LP	2.850%	11/1/2026	3,346	3,334
	Essex Portfolio LP	1.700%	3/1/2028	13,320	12,725
	Extra Space Storage LP	3.875%	12/15/2027	29,518	29,214
	Extra Space Storage LP	5.700%	4/1/2028	4,416	4,481
	Healthpeak OP LLC	1.350%	2/1/2027	7,857	7,731
	Highwoods Realty LP	4.125%	3/15/2028	4,060	4,001
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	14,133	13,361
	Mid-America Apartments LP	3.600%	6/1/2027	11,119	11,057
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	5,816	5,803
	Prologis LP	3.250%	10/1/2026	3,750	3,744
	Realty Income Corp.	4.450%	9/15/2026	3,750	3,749
	Realty Income Corp.	4.125%	10/15/2026	7,609	7,605
	Realty Income Corp.	2.100%	3/15/2028	26,291	25,297
	Realty Income Corp.	4.700%	12/15/2028	4,614	4,614
	Simon Property Group LP	3.250%	11/30/2026	5,874	5,854
	Tanger Properties LP	3.875%	7/15/2027	10,000	9,941
	Ventas Realty LP	3.250%	10/15/2026	3,330	3,322
	Ventas Realty LP	4.000%	3/1/2028	3,098	3,064
	Ventas Realty LP	4.400%	1/15/2029	2,000	1,982
	Weyerhaeuser Co.	6.950%	10/1/2027	13,000	13,324
					498,129
Technology (3.2%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	21,005	20,671
	Broadcom Inc.	3.459%	9/15/2026	3,993	3,989
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	26,334	26,366
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	58,002	58,012
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,276	6,236
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,264	6,247
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	7,107	7,084
14

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Hewlett Packard Enterprise Co., SOFR + 0.960%	4.611%	9/15/2028	12,000	12,048
	HP Inc.	4.750%	1/15/2028	9,193	9,197
	IBM International Capital Pte Ltd.	4.600%	2/5/2027	2,316	2,318
	Intel Corp.	3.750%	3/25/2027	10,777	10,723
	Intel Corp.	3.150%	5/11/2027	1,910	1,893
	Intel Corp.	3.750%	8/5/2027	22,000	21,828
	Intel Corp.	4.875%	2/10/2028	20,912	20,967
	International Business Machines Corp.	2.200%	2/9/2027	10,939	10,820
	International Business Machines Corp.	4.650%	2/10/2028	25,191	25,224
	Kyndryl Holdings Inc.	2.050%	10/15/2026	884	879
	NVIDIA Corp.	4.250%	6/15/2028	58,630	58,381
	Oracle Corp.	2.800%	4/1/2027	27,772	27,413
	Oracle Corp.	3.250%	11/15/2027	14,500	14,164
	Oracle Corp.	2.300%	3/25/2028	22,331	21,296
	Oracle Corp.	4.500%	5/6/2028	6,779	6,698
	Oracle Corp.	4.800%	8/3/2028	2,832	2,806
[5]	Oracle Corp., SOFR + 0.760%	4.427%	8/3/2028	18,760	18,483
[5]	Oracle Corp., SOFR + 1.110%	4.737%	2/4/2029	16,562	16,394
	Salesforce Inc.	4.500%	3/15/2028	33,000	32,942
	ServiceNow Inc.	4.250%	5/15/2028	7,725	7,684
	Synopsys Inc.	4.550%	4/1/2027	39,808	39,817
	Synopsys Inc.	4.650%	4/1/2028	5,285	5,279
	VMware LLC	1.800%	8/15/2028	3,920	3,705
	Workday Inc.	3.500%	4/1/2027	17,264	17,141
					516,705
Utilities (2.8%)
[8]	AGI Finance Pty Ltd.	2.119%	6/24/2027	12,700	8,699
	Ameren Corp.	1.750%	3/15/2028	3,602	3,436
	Arizona Public Service Co.	2.950%	9/15/2027	4,273	4,199
[8]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	23,820	16,480
[8]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	16,360	11,411
[8]	AusNet Services Holdings Pty Ltd.	4.301%	3/30/2028	9,720	6,730
[8]	Australian Gas Networks Ltd.	2.149%	4/28/2028	4,760	3,174
[5]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.152%	11/18/2027	22,240	22,256
	Constellation Energy Generation LLC	3.900%	1/8/2028	45,192	44,808
	Dominion Energy Inc.	4.250%	6/1/2028	5,840	5,794
	DTE Electric Co.	4.250%	5/14/2027	7,230	7,226
	DTE Energy Co.	4.950%	7/1/2027	15,163	15,223
	DTE Energy Co.	4.875%	6/1/2028	9,084	9,109
	Duke Energy Corp.	4.300%	3/15/2028	4,916	4,891
	Entergy Corp.	2.950%	9/1/2026	4,019	4,014
	Entergy Mississippi LLC	2.850%	6/1/2028	2,681	2,602
[9]	Eskom Holdings	4.314%	7/23/2027	33,855	33,486
	Evergy Inc.	4.250%	3/15/2029	3,450	3,400
[3]	Evergy Missouri West Inc.	5.150%	12/15/2027	11,051	11,103
[3]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	17,180	17,068
[3]	ITC Holdings Corp.	4.950%	9/22/2027	9,022	9,053
	ITC Holdings Corp.	3.350%	11/15/2027	51,071	50,256
	Jersey Central Power & Light Co.	4.150%	1/15/2029	11,990	11,835
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,656	3,621
[8]	Network Finance Co. Pty Ltd.	2.250%	11/11/2026	9,980	6,970
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	4,931	4,899
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	11,581	11,599
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	14,710	14,736
[3]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	2,855	2,820
	NiSource Inc.	3.490%	5/15/2027	2,060	2,046
	OmGrid Funding Ltd.	5.196%	5/16/2027	4,180	4,173
	Pinnacle West Capital Corp.	4.900%	5/15/2028	19,316	19,369
	Public Service Co. of Colorado	4.150%	3/13/2029	4,420	4,360
	Southern California Edison Co.	4.400%	9/6/2026	9,050	9,044
[8]	United Energy Distribution Pty Ltd.	2.200%	10/29/2026	5,870	4,103
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	2,903	2,907
[3]	Vistra Operations Co. LLC	5.050%	12/30/2026	4,080	4,085
[3]	Vistra Operations Co. LLC	3.700%	1/30/2027	2,260	2,248
[3]	Vistra Operations Co. LLC	4.300%	10/15/2028	11,652	11,481
[3]	Vistra Operations Co. LLC	4.550%	10/30/2028	13,653	13,530
	WEC Energy Group Inc.	4.750%	1/15/2028	9,990	10,009
15

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Power & Light Co.	3.050%	10/15/2027	9,719	9,550
					447,803
Total Corporate Bonds (Cost $9,218,338)					9,209,051
Sovereign Bonds (3.3%)
	Arab Republic of Egypt	7.500%	1/31/2027	4,766	4,806
	Arab Republic of Egypt	6.588%	2/21/2028	8,015	8,053
[3]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/2026	35,437	35,476
	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/2027	21,801	21,782
	Citibank NA	4.554%	6/18/2029	52,000	51,825
	Dominican Republic	5.950%	1/25/2027	17,601	17,666
[4]	Dominican Republic	8.625%	4/20/2027	1,497	1,529
	Export Development Canada	3.750%	9/7/2027	16,625	16,531
[10]	KFW	3.000%	5/20/2027	32,500	32,213
[10]	KFW	3.500%	8/27/2027	32,500	32,253
	Kingdom of Morocco	2.375%	12/15/2027	7,019	6,771
	Kingdom of Saudi Arabia	3.250%	10/26/2026	12,247	12,218
	Ontario Teachers' Finance Trust	0.875%	9/21/2026	30,633	30,506
	Province of Alberta	2.050%	8/17/2026	30,720	30,701
	Province of British Columbia	4.700%	1/24/2028	47,225	47,452
	Province of Ontario	3.100%	5/19/2027	31,490	31,225
	Republic of Chile	2.750%	1/31/2027	12,945	12,816
	Republic of Guatemala	4.375%	6/5/2027	14,133	14,026
	Republic of Kazakhstan	5.500%	4/15/2027	6,620	6,631
	Republic of South Africa	4.850%	9/27/2027	21,470	21,456
	Republic of Turkiye	8.600%	9/24/2027	13,124	13,538
[11]	State of Israel	5.000%	10/30/2026	21,754	25,167
[11]	State of Israel	1.500%	1/18/2027	2,905	3,318
	Sultanate of Oman	5.375%	3/8/2027	25,898	25,962
	Sultanate of Oman	6.750%	10/28/2027	17,528	17,884
	Sultanate of Oman	5.625%	1/17/2028	3,855	3,881
Total Sovereign Bonds (Cost $525,760)					525,686
				Shares
Temporary Cash Investments (6.4%)
Money Market Fund (0.5%)
[12]	Vanguard Market Liquidity Fund	3.718%		714,169	71,410
16

Ultra-Short-Term Bond Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.9%)
United States Treasury Bill	4.100%–4.102%	7/8/2027	975,311	939,677
Total Temporary Cash Investments (Cost $1,010,735)				1,011,087
Total Investments (99.4%) (Cost $15,785,187)				15,770,108
Other Assets and Liabilities—Net (0.6%)				95,275
Net Assets (100%)				15,865,383
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,199 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $4,688 have been segregated as initial margin for open futures contracts.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $4,803,305, representing 30.3% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
7
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

8	Face amount denominated in Australian dollars.
9	Guaranteed by the Republic of South Africa.
10	Guaranteed by the Federal Republic of Germany.
11	Face amount denominated in euro.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	1,657	340,695	(134)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(2,148)	(227,638)	1,869
AUD 3-Year Treasury Bond	September 2026	(199)	(14,590)	6
Euro-Schatz	September 2026	(152)	(18,484)	39
				1,914
				1,780

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	AUD	4,458	USD	3,071	64	—
Bank of Montreal	9/16/2026	EUR	4,346	USD	5,021	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	109,914	AUD	156,208	93	—
Wells Fargo Bank N.A.	9/16/2026	USD	52,175	AUD	74,618	—	(285)
Deutsche Bank AG	9/16/2026	USD	36,287	AUD	52,069	—	(320)
State Street Bank & Trust Co.	9/16/2026	USD	29,344	AUD	42,202	—	(326)
Toronto-Dominion Bank	9/16/2026	USD	1,634	AUD	2,337	—	(10)
17

Ultra-Short-Term Bond Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	9/16/2026	USD	47,024	EUR	40,605	112	—
State Street Bank & Trust Co.	9/16/2026	USD	70	GBP	53	—	—
						269	(941)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $746 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/14/2027	N/A	2,235,000	3.908 [1]	(3.631)[2]	(1,875)	(1,802)
6/12/2028	N/A	617,500	3.631 [3]	(3.977)[4]	1,377	1,280
					(498)	(522)

1Interest payment received/(paid) at maturity.
2Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) at maturity.
3Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,713,777)	15,698,698
Affiliated Issuers (Cost $71,410)	71,410
Total Investments in Securities	15,770,108
Investment in Vanguard	336
Cash	629
Foreign Currency, at Value (Cost $15,977)	15,908
Receivables for Investment Securities Sold	11,614
Receivables for Accrued Income	94,362
Receivables for Capital Shares Issued	33,888
Variation Margin Receivable—Futures Contracts	845
Unrealized Appreciation—Forward Currency Contracts	269
Total Assets	15,927,959
Liabilities
Payables for Investment Securities Purchased	48,971
Payables for Capital Shares Redeemed	12,023
Payables to Vanguard	635
Unrealized Depreciation—Forward Currency Contracts	941
Variation Margin Payable—Centrally Cleared Swap Contracts	6
Total Liabilities	62,576
Net Assets	15,865,383
At July 31, 2026, net assets consisted of:

Paid-in Capital	16,043,645
Total Distributable Earnings (Loss)	(178,262)
Net Assets	15,865,383

Investor Shares—Net Assets
Applicable to 25,579,493 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	256,219
Net Asset Value Per Share—Investor Shares	$10.02

Admiral™ Shares—Net Assets
Applicable to 778,997,610 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,609,164
Net Asset Value Per Share—Admiral Shares	$20.04

See accompanying Notes, which are an integral part of the Financial Statements.
19

Ultra-Short-Term Bond Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	348,268
Total Income	348,268
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,063
Management and Administrative—Investor Shares	228
Management and Administrative—Admiral Shares	5,328
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	378
Custodian Fees	30
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	119
Trustees’ Fees and Expenses	4
Other Expenses	6
Total Expenses	7,170
Net Investment Income	341,098
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,829
Futures Contracts	1,236
Swap Contracts	(2,497)
Forward Currency Contracts	(6,607)
Foreign Currencies	(389)
Realized Net Gain (Loss)	(4,428)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(98,752)
Futures Contracts	779
Swap Contracts	334
Forward Currency Contracts	7,736
Foreign Currencies	(180)
Change in Unrealized Appreciation (Depreciation)	(90,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	246,587

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,679, ($7), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Ultra-Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	341,098	687,537
Realized Net Gain (Loss)	(4,428)	11,865
Change in Unrealized Appreciation (Depreciation)	(90,083)	21,919
Net Increase (Decrease) in Net Assets Resulting from Operations	246,587	721,321
Distributions
Investor Shares	(5,563)	(11,586)
Admiral Shares	(335,528)	(617,183)
Total Distributions	(341,091)	(628,769)
Capital Share Transactions
Investor Shares	(12,545)	(23,855)
Admiral Shares	390,824	1,919,790
Net Increase (Decrease) from Capital Share Transactions	378,279	1,895,935
Total Increase (Decrease)	283,775	1,988,487
Net Assets
Beginning of Period	15,581,608	13,593,121
End of Period	15,865,383	15,581,608

See accompanying Notes, which are an integral part of the Financial Statements.
21

Ultra-Short-Term Bond Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.08	$10.02	$9.98	$9.89	$9.99	$10.08
Investment Operations
Net Investment Income[1]	.212	.463	.501	.402	.141	.047
Net Realized and Unrealized Gain (Loss) on Investments	(.060)	.022	.040	.107	(.093)	(.086)
Total from Investment Operations	.152	.485	.541	.509	.048	(.039)
Distributions
Dividends from Net Investment Income	(.212)	(.425)	(.501)	(.419)	(.148)	(.050)
Distributions from Realized Capital Gains	—	—	—	—	—	(.001)
Total Distributions	(.212)	(.425)	(.501)	(.419)	(.148)	(.051)
Net Asset Value, End of Period	$10.02	$10.08	$10.02	$9.98	$9.89	$9.99
Total Return[2]	1.53%	4.94%	5.56%	5.26%	0.49%	-0.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$256	$270	$292	$322	$503	$677
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	4.26%	4.61%	5.00%	4.05%	1.42%	0.47%
Portfolio Turnover Rate	33%	82%	69%	91%	61%	57%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Ultra-Short-Term Bond Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$20.16	$20.03	$19.97	$19.78	$19.99	$20.15
Investment Operations
Net Investment Income[1]	.434	.946	1.021	.836	.294	.113
Net Realized and Unrealized Gain (Loss) on Investments	(.118)	.053	.062	.212	(.188)	(.152)
Total from Investment Operations	.316	.999	1.083	1.048	.106	(.039)
Distributions
Dividends from Net Investment Income	(.436)	(.869)	(1.023)	(.858)	(.316)	(.119)
Distributions from Realized Capital Gains	—	—	—	—	—	(.002)
Total Distributions	(.436)	(.869)	(1.023)	(.858)	(.316)	(.121)
Net Asset Value, End of Period	$20.04	$20.16	$20.03	$19.97	$19.78	$19.99
Total Return[2]	1.59%	5.10%	5.56%	5.42%	0.54%	-0.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,609	$15,311	$13,301	$11,828	$13,489	$19,476
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	4.37%	4.71%	5.10%	4.21%	1.49%	0.56%
Portfolio Turnover Rate	33%	82%	69%	91%	61%	57%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Ultra-Short-Term Bond Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
24

Ultra-Short-Term Bond Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2026, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2026, the fund’s average amounts of investments in interest rate swaps represented 19% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
25

Ultra-Short-Term Bond Fund
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $336,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	223,375	—	223,375
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,800,909	—	4,800,909
Corporate Bonds	—	9,209,051	—	9,209,051
Sovereign Bonds	—	525,686	—	525,686
Temporary Cash Investments	71,410	939,677	—	1,011,087
Total	71,410	15,698,698	—	15,770,108

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,914	—	—	1,914
Forward Currency Contracts	—	269	—	269
Swap Contracts[1]	—	1,280	—	1,280
Total	1,914	1,549	—	3,463
Liabilities
Futures Contracts[1]	(134)	—	—	(134)
Forward Currency Contracts	—	(941)	—	(941)
Swap Contracts[1]	—	(1,802)	—	(1,802)
Total	(134)	(2,743)	—	(2,877)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

26

Ultra-Short-Term Bond Fund
E.
At July 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,914	—	1,914
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	1,280	—	1,280
Unrealized Appreciation—Forward Currency Contracts	—	269	269
Total Assets	3,194	269	3,463

Unrealized Depreciation—Futures Contracts[1]	(134)	—	(134)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(1,802)	—	(1,802)
Unrealized Depreciation—Forward Currency Contracts	—	(941)	(941)
Total Liabilities	(1,936)	(941)	(2,877)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,236	—	1,236
Swap Contracts	(2,497)	—	(2,497)
Forward Currency Contracts	—	(6,607)	(6,607)
Realized Net Gain (Loss) on Derivatives	(1,261)	(6,607)	(7,868)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	779	—	779
Swap Contracts	334	—	334
Forward Currency Contracts	—	7,736	7,736
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,113	7,736	8,849
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,799,157
Gross Unrealized Appreciation	12,493
Gross Unrealized Depreciation	(40,956)
Net Unrealized Appreciation (Depreciation)	(28,463)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $210,563,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended July 31, 2026, the fund purchased $4,164,759,000 of investment securities and sold $3,603,790,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,158,392,000 and $1,134,140,000, respectively.
H.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	77,295	7,713	151,649	15,102
Issued in Lieu of Cash Distributions	4,978	497	10,448	1,042
Redeemed	(94,818)	(9,458)	(185,952)	(18,521)
Net Increase (Decrease)—Investor Shares	(12,545)	(1,248)	(23,855)	(2,377)
27

Ultra-Short-Term Bond Fund
	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	3,302,385	164,683	6,648,447	331,036
Issued in Lieu of Cash Distributions	302,049	15,085	561,355	27,999
Redeemed	(3,213,610)	(160,331)	(5,290,012)	(263,381)
Net Increase (Decrease)—Admiral Shares	390,824	19,437	1,919,790	95,654
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14922 092026
28

Financial Statements
For the six-months ended July 31, 2026
Vanguard High-Yield Active ETF

Contents
Financial Statements	1

High-Yield Active ETF
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.9%)
U.S. Government Securities (6.9%)
	United States Treasury Note/Bond	3.500%	9/30/2027	3,000	2,976
	United States Treasury Note/Bond	3.500%	10/31/2027	1,218	1,207
	United States Treasury Note/Bond	4.125%	10/31/2027	649	648
	United States Treasury Note/Bond	4.250%	1/15/2028	584	584
	United States Treasury Note/Bond	3.500%	11/15/2028	485	477
	United States Treasury Note/Bond	3.500%	2/15/2029	1,600	1,569
	United States Treasury Note/Bond	2.375%	3/31/2029	792	753
	United States Treasury Note/Bond	4.125%	3/31/2029	397	395
	United States Treasury Note/Bond	4.125%	6/15/2029	3,000	2,984
	United States Treasury Note/Bond	3.250%	6/30/2029	562	545
	United States Treasury Note/Bond	4.000%	7/31/2029	896	887
	United States Treasury Note/Bond	3.500%	9/30/2029	113	110
	United States Treasury Note/Bond	3.875%	9/30/2029	3,000	2,958
	United States Treasury Note/Bond	4.000%	10/31/2029	152	151
	United States Treasury Note/Bond	4.125%	11/30/2029	87	86
[1,2]	United States Treasury Note/Bond	3.625%	3/31/2030	3,000	2,923
	United States Treasury Note/Bond	3.875%	6/30/2030	1,950	1,914
Total U.S. Government and Agency Obligations (Cost $21,351)					21,167
Corporate Bonds (86.6%)
Communications (12.0%)
[3]	Altice France SA	6.875%	10/15/2030	260	253
[3]	Altice France SA	6.500%	4/15/2032	1,298	1,257
[3]	Altice France SA	6.875%	7/15/2032	120	117
	AMC Global Media Inc.	4.250%	2/15/2029	505	445
[3]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	485	474
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	650	649
[3]	Cable One Inc.	4.000%	11/15/2030	681	253
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	89	89
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	270	267
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,711	1,599
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	340	310
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	140	139
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	1,535	1,341
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	3,130	2,700
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	400	383
[3,4]	Cipher Compute LLC	7.125%	11/15/2030	665	678
[3]	Clear Channel Outdoor Holdings Inc.	7.750%	4/15/2028	636	637
[3]	CSC Holdings LLC	5.375%	2/1/2028	190	110
[3]	CSC Holdings LLC	11.250%	5/15/2028	405	236
[3]	CSC Holdings LLC	11.750%	1/31/2029	940	538
[3]	CSC Holdings LLC	4.125%	12/1/2030	840	472
[3]	CSC Holdings LLC	3.375%	2/15/2031	245	137
[3]	CSC Holdings LLC	4.500%	11/15/2031	330	187
[3]	Directv Financing LLC	8.875%	2/1/2030	1,311	1,336
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	760	794
	Discovery Global Holdings Inc.	4.279%	3/15/2032	805	714
	Discovery Global Holdings Inc.	5.050%	3/15/2042	619	432
	Discovery Global Holdings Inc.	5.141%	3/15/2052	240	154
[3]	EW Scripps Co.	9.875%	8/15/2030	460	401
[3]	Flash Compute LLC	7.250%	12/31/2030	725	732
[3]	Gray Media Inc.	4.750%	10/15/2030	15	12
[3]	Gray Media Inc.	5.375%	11/15/2031	115	85
[3]	Gray Media Inc.	9.625%	7/15/2032	575	581
	Lamar Media Corp.	3.750%	2/15/2028	210	206
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	60	59
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	690	688
[3]	Meridian Arc Holdco LLC	6.250%	4/30/2031	920	884
[3]	Midcontinent Communications	8.000%	8/15/2032	1,525	1,295
1

High-Yield Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nexstar Media Inc.	6.500%	9/15/2033	620	617
[3]	Nexstar Media Inc.	7.250%	4/15/2034	270	271
[3,5]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	420	506
[3]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	280	290
[3]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	1,400	1,473
	Paramount Global	4.200%	6/1/2029	495	470
	Paramount Global	7.875%	7/30/2030	305	317
	Paramount Global	4.950%	1/15/2031	30	28
	Paramount Global	4.200%	5/19/2032	155	132
	Paramount Global	5.500%	5/15/2033	290	253
	Paramount Global	4.375%	3/15/2043	175	107
	Paramount Global	5.850%	9/1/2043	730	517
	Paramount Global	4.950%	5/19/2050	315	190
[3]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	2,930	2,756
	Rogers Communications Inc.	7.125%	4/15/2055	180	181
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	588	537
[3]	Sirius XM Radio LLC	5.000%	8/1/2027	300	300
[3]	Stingray Compute LLC	6.000%	6/15/2031	720	704
[3,4]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	730	679
[3]	Univision Communications Inc.	4.500%	5/1/2029	160	152
[3]	Univision Communications Inc.	7.375%	6/30/2030	170	169
[3]	Univision Communications Inc.	8.500%	7/31/2031	640	639
[3]	Univision Communications Inc.	9.375%	8/1/2032	540	540
[3]	Univision Communications Inc.	8.875%	4/15/2033	670	649
[3]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	485	311
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	170	153
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	770	633
[3]	VZ Secured Financing BV	5.000%	1/15/2032	800	656
[3]	WULF Compute LLC	7.750%	10/15/2030	795	826
[3]	Ziggo BV	4.875%	1/15/2030	130	117
					36,817
Consumer Discretionary (16.3%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	533	523
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	540	546
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	240	240
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	650	612
[3]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	1,145	1,140
[3]	Academy Ltd.	5.875%	5/15/2031	610	604
[3]	Acushnet Co.	5.625%	12/1/2033	315	309
	Advance Auto Parts Inc.	3.900%	4/15/2030	435	407
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	911	934
	Advance Auto Parts Inc.	3.500%	3/15/2032	115	101
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	251	259
[3]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	75	75
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	720	709
[3,5]	Banijay Gaming SAS	5.125%	12/10/2031	125	145
	Bath & Body Works Inc.	7.500%	6/15/2029	323	327
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	573	582
	Bath & Body Works Inc.	6.950%	3/1/2033	110	109
	Bath & Body Works Inc.	6.875%	11/1/2035	1,075	1,087
[3,6]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	1,146	1,231
[3]	Belron UK Finance plc	5.750%	10/15/2029	660	660
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	720	688
[3]	Boyne USA Inc.	4.750%	5/15/2029	360	351
[3]	Brightstar Lottery plc / Brightstar Global Solutions Corp.	5.750%	1/15/2033	530	511
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	350	340
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	560	510
[3]	Builders FirstSource Inc.	6.375%	6/15/2032	490	488
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	130	129
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	260	247
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	80	80
[3]	Carnival Corp. Ltd.	5.125%	5/1/2029	460	457
[3]	Carnival Corp. Ltd.	5.875%	6/15/2031	749	751
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	405	423
[3]	Churchill Downs Inc.	5.500%	4/1/2027	1,530	1,531
[3]	Churchill Downs Inc.	4.750%	1/15/2028	270	267
[3]	Churchill Downs Inc.	5.750%	4/1/2030	240	239
[3]	Churchill Downs Inc.	6.750%	5/1/2031	80	81
[3,5]	Cirsa Finance International Sarl	4.625%	7/20/2032	300	345
2

High-Yield Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	40	41
[3,5]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	220	254
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	631	639
[3]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.125%	4/15/2031	85	84
[3]	Flutter Treasury DAC	5.875%	6/4/2031	1,275	1,261
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	320	320
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	92	89
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	320	288
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	590	524
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	90	92
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	35	35
[3]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	760	753
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	20	20
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	455	445
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875%	4/1/2027	475	475
[3,5,6]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	400	479
[3,6]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	640	664
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	30	30
[3]	Light & Wonder International Inc.	7.500%	9/1/2031	570	587
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	550	540
[3]	Lithia Motors Inc.	4.625%	12/15/2027	100	100
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	410	410
[3]	Melco Resorts Finance Ltd.	5.625%	7/17/2027	375	374
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	915	882
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	845	900
[3]	MGM China Holdings Ltd.	4.750%	2/1/2027	850	848
[3]	MGM China Holdings Ltd.	6.250%	5/15/2033	360	346
	MGM Resorts International	4.750%	10/15/2028	68	67
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	1,099	1,083
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	75	78
[3]	NCL Corp. Ltd.	6.250%	3/1/2030	1,476	1,464
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	325	311
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	150	147
	Newell Brands Inc.	6.375%	9/15/2027	235	237
[3]	Newell Brands Inc.	8.500%	6/1/2028	328	342
	Newell Brands Inc.	6.625%	9/15/2029	370	375
	Newell Brands Inc.	7.375%	4/1/2036	630	636
	Newell Brands Inc.	7.500%	4/1/2046	762	707
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	35	35
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	218	212
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	2,695	2,631
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	710	748
[3]	Pioneer Opco LLC	7.000%	5/15/2033	750	758
[3]	QXO Building Products Inc.	6.500%	7/15/2031	170	171
[3]	QXO Building Products Inc.	6.750%	4/30/2032	920	940
[3]	QXO Building Products Inc.	6.875%	7/15/2034	295	296
[3]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	335	337
	Service Corp. International	3.375%	8/15/2030	160	148
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	100	96
[3]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	935	946
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	820	781
[3]	Vail Resorts Inc.	6.500%	5/15/2032	100	101
[3]	Wayfair LLC	7.250%	10/31/2029	310	319
[3]	Wayfair LLC	7.750%	9/15/2030	670	702
[3]	Wayfair LLC	7.125%	5/31/2034	160	164
	Whirlpool Corp.	6.125%	6/15/2030	140	127
[3]	Whirlpool Corp.	7.500%	7/1/2031	240	239
	Whirlpool Corp.	6.500%	6/15/2033	419	355
[3]	Whirlpool Corp.	7.875%	7/1/2034	105	99
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	30	29
[3]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	180	175
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	670	667
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	540	535
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	1,025	1,006
	Yum! Brands Inc.	3.625%	3/15/2031	30	28
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	2,166	2,178
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	35	34
					49,822
3

High-Yield Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Staples (4.7%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	80	80
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	1,245	1,198
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.750%	3/31/2034	370	344
[3]	Chobani LLC / Chobani Finance Corp Inc.	7.625%	7/1/2029	380	392
[3]	Chobani LLC / Chobani Finance Corp. Inc.	6.375%	4/15/2034	230	231
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	940	940
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	276	273
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	1,510	1,455
[3,5]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	200	223
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	353	344
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	1,290	1,344
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	7.125%	4/30/2033	860	874
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	345	342
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	1,340	1,277
[3]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	370	347
[3]	Opal Bidco SAS	6.500%	3/31/2032	1,715	1,726
[3]	Performance Food Group Inc.	4.250%	8/1/2029	280	271
[3]	Performance Food Group Inc.	5.625%	3/1/2034	1,220	1,183
[3]	Post Holdings Inc.	4.500%	9/15/2031	200	186
[3]	Post Holdings Inc.	6.375%	3/1/2033	625	616
[3]	Post Holdings Inc.	6.250%	10/15/2034	375	365
[3]	Post Holdings Inc.	6.500%	3/15/2036	280	273
[3]	US Foods Inc.	4.750%	2/15/2029	130	128
					14,412
Energy (9.9%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	690	690
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	1,279	1,275
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	150	151
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	385	387
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	460	472
[3]	California Resources Corp.	7.000%	1/15/2034	280	274
[3]	Chord Energy Corp.	6.000%	10/1/2030	1,135	1,140
[3]	Chord Energy Corp.	6.750%	3/15/2033	130	132
[3]	CNX Resources Corp.	7.375%	1/15/2031	745	762
[3]	CNX Resources Corp.	5.875%	3/1/2034	440	426
[3]	Excelerate Energy LP	8.000%	5/15/2030	425	446
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	700	728
	Genesis Energy LP / Genesis Energy Finance Corp.	6.750%	3/15/2034	195	194
[3]	Harvest Midstream I LP	6.750%	5/15/2034	1,625	1,632
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	270	273
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2035	215	215
[3]	Kinetik Holdings LP	6.625%	12/15/2028	720	732
[3,7]	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.	6.625%	8/15/2034	145	145
[3]	Matador Resources Co.	6.000%	4/15/2034	305	295
[3]	Noble Finance II LLC	8.000%	4/15/2030	252	261
[3]	Noble Finance II LLC	6.250%	6/15/2034	645	626
[3]	Range Resources Corp.	4.750%	2/15/2030	520	506
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	660	651
[3]	Seadrill Finance Ltd.	6.750%	7/15/2034	415	399
	SM Energy Co.	6.625%	1/15/2027	920	922
[3]	SM Energy Co.	6.750%	8/1/2029	140	142
[3]	SM Energy Co.	8.750%	7/1/2031	1,027	1,074
[3]	SM Energy Co.	7.000%	8/1/2032	895	909
[3]	SM Energy Co.	9.625%	6/15/2033	331	364
[3]	SM Energy Co.	6.625%	4/15/2034	395	393
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	515	543
[3]	Sunoco LP	4.500%	10/1/2029	550	535
[3]	Sunoco LP	4.625%	5/1/2030	55	53
[3]	Sunoco LP	5.625%	3/15/2031	450	444
[3]	Sunoco LP	5.375%	7/15/2031	130	128
[3]	Sunoco LP	6.625%	8/15/2032	580	586
[3]	Sunoco LP	5.625%	7/15/2034	180	174
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	430	430
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	75	73
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/2028	495	495
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	470	480
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	175	174
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	690	694
4

High-Yield Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Transocean Aquila Ltd.	8.000%	9/30/2028	46	47
[3]	Transocean International Ltd.	8.250%	5/15/2029	550	566
[3]	Transocean International Ltd.	8.750%	2/15/2030	84	87
[3]	Transocean International Ltd.	8.500%	5/15/2031	1,119	1,167
[3]	Transocean International Ltd.	7.875%	10/15/2032	150	156
	Transocean International Ltd.	6.800%	3/15/2038	400	374
[3]	Valaris Ltd.	8.375%	4/30/2030	975	1,010
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	1,070	1,147
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	828	882
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	565	574
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	674	732
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	420	434
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	995	1,027
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	760	796
					30,424
Financials (8.5%)
[3]	AmWINS Group Inc.	6.375%	2/15/2029	440	442
[3]	AmWINS Group Inc.	4.875%	6/30/2029	583	562
[3]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	65	66
[3]	Asurion LLC / Asurion Co-Issuer Inc.	8.375%	2/1/2034	780	711
[3]	Block Inc.	5.625%	8/15/2030	338	336
	Block Inc.	6.500%	5/15/2032	1,490	1,507
[3]	Block Inc.	6.000%	8/15/2033	75	74
[3]	Burford Capital Global Finance LLC	6.250%	4/15/2028	80	79
[3]	Burford Capital Global Finance LLC	9.250%	7/1/2031	110	108
[3]	Burford Capital Global Finance LLC	8.500%	1/15/2034	1,795	1,554
[3]	CRC Insurance Group LLC	7.125%	6/1/2031	1,573	1,571
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	605	627
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	580	580
[3]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman / TRS / EF Cayman Non-MTM	7.375%	9/30/2030	190	189
[3]	Fair Isaac Corp.	4.000%	6/15/2028	493	478
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	80	80
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	750	751
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	545	525
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	734	753
[3]	Freedom Mortgage Holdings LLC	8.000%	2/1/2032	205	203
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	70	70
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	270	261
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	320	320
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	398	394
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	973	905
[3]	HUB International Ltd.	7.375%	1/31/2032	110	112
	Navient Corp.	5.500%	3/15/2029	840	806
	Navient Corp.	9.375%	7/25/2030	100	101
	Navient Corp.	11.500%	3/15/2031	50	53
	Navient Corp.	5.625%	8/1/2033	430	355
	OneMain Finance Corp.	3.500%	1/15/2027	410	407
	OneMain Finance Corp.	6.625%	1/15/2028	350	354
	OneMain Finance Corp.	6.625%	5/15/2029	330	334
	OneMain Finance Corp.	5.375%	11/15/2029	30	29
	OneMain Finance Corp.	6.125%	5/15/2030	140	139
	OneMain Finance Corp.	4.000%	9/15/2030	1,072	984
	OneMain Finance Corp.	6.750%	3/15/2032	110	110
	OneMain Finance Corp.	6.750%	9/15/2033	345	340
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	1,375	1,426
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	100	101
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	340	343
[3]	Rocket Cos. Inc.	6.125%	8/1/2031	1,000	1,005
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	360	369
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	845	851
[3]	Rocket Cos. Inc.	6.500%	6/15/2034	215	217
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	529	506
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	500	463
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/2033	835	738
[3]	Ryan Specialty LLC	4.375%	2/1/2030	460	445
[3]	Ryan Specialty LLC	5.875%	8/1/2032	250	247
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	670	671
[5]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	5.500%	5/15/2033	410	463
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	130	134
5

High-Yield Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Starwood Property Trust Inc.	5.875%	8/15/2029	170	170
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	120	122
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	70	69
[3]	UWM Holdings LLC	6.625%	2/1/2030	65	60
[3]	WS Escrow LLC	7.750%	6/1/2033	360	372
					26,042
Health Care (7.5%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	2,706	2,766
[3]	Bausch & Lomb Corp.	8.375%	10/1/2028	50	51
[3]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	270	263
	Centene Corp.	2.450%	7/15/2028	1,180	1,120
	Centene Corp.	4.625%	12/15/2029	475	460
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	690	677
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	855	817
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	1,058	1,043
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	140	129
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	265	280
[3]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	305	309
[3]	DaVita Inc.	4.625%	6/1/2030	640	617
[3]	DaVita Inc.	3.750%	2/15/2031	909	839
[3]	DaVita Inc.	6.875%	9/1/2032	150	154
[3]	DaVita Inc.	6.750%	7/15/2033	75	77
[3]	Encompass Health Corp.	5.875%	6/1/2034	625	619
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	200	211
[3]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	1,075	1,084
[3]	IQVIA Inc.	5.000%	10/15/2026	2,125	2,124
[3]	IQVIA Inc.	5.000%	5/15/2027	140	140
[3]	LifePoint Health Inc.	10.000%	6/1/2032	188	181
[3]	LifePoint Health Inc.	7.000%	5/1/2034	1,350	1,260
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	250	246
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	920	911
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	595	621
[3]	Radiology Partners Inc.	8.500%	7/15/2032	680	715
[5]	RAY Financing LLC	6.500%	7/15/2031	600	700
[3]	Teleflex Inc.	5.875%	1/15/2032	310	308
	Tenet Healthcare Corp.	5.125%	11/1/2027	155	155
	Tenet Healthcare Corp.	6.125%	10/1/2028	1,110	1,111
	Tenet Healthcare Corp.	4.250%	6/1/2029	280	271
	Tenet Healthcare Corp.	4.375%	1/15/2030	150	145
	Tenet Healthcare Corp.	6.125%	6/15/2030	140	141
	Tenet Healthcare Corp.	6.750%	5/15/2031	329	336
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	1,075	1,059
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	335	334
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	350	357
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	263	266
					22,897
Industrials (7.5%)
[3]	ADI Escrow Issuer LLC	7.125%	7/15/2034	180	184
[3]	ADT Security Corp.	5.875%	10/15/2033	225	219
[3]	Air Canada	3.875%	8/15/2026	1,397	1,396
[3]	Allied Universal Holdco LLC	7.875%	2/15/2031	520	540
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/2029	168	167
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	75	74
[3]	Allison Transmission Inc.	3.750%	1/30/2031	370	343
[3]	Allison Transmission Inc.	5.875%	12/1/2033	175	172
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	1,745	1,737
	ATI Inc.	5.875%	6/15/2033	120	121
[3]	Atkore Inc.	4.250%	6/1/2031	200	190
[3]	Bombardier Inc.	7.250%	7/1/2031	433	452
[3]	Bombardier Inc.	6.750%	6/15/2033	490	505
[3]	Bombardier Inc.	5.875%	1/15/2035	280	277
[3]	BWX Technologies Inc.	4.125%	6/30/2028	900	877
[3]	BWX Technologies Inc.	4.125%	4/15/2029	1,104	1,060
[3]	Carrix Inc.	6.125%	8/1/2033	710	707
[3]	Clean Harbors Inc.	5.125%	7/15/2029	907	896
[3]	Clean Harbors Inc.	6.375%	2/1/2031	120	121
[3]	Clean Harbors Inc.	5.750%	10/15/2033	215	214
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	510	490
[3]	Core & Main LP	6.000%	7/1/2034	260	259
6

High-Yield Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Esab Corp.	6.250%	4/15/2029	220	222
[3]	Esab Corp.	5.625%	4/1/2031	235	232
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	485	466
[3]	Garda World Security Corp.	7.750%	2/15/2028	330	335
[3]	Garda World Security Corp.	6.000%	6/1/2029	125	123
[3]	Garda World Security Corp.	6.500%	1/15/2031	355	359
[3]	Garda World Security Corp.	8.250%	8/1/2032	340	345
[3]	Garda World Security Corp.	8.375%	11/15/2032	671	682
[3]	Gates Corp.	6.875%	7/1/2029	1,080	1,103
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	100	101
[3]	Granite Construction Inc.	6.375%	6/15/2034	125	125
[3]	Herc Holdings Inc.	7.000%	6/15/2030	120	124
[3]	Herc Holdings Inc.	5.750%	3/15/2031	375	371
[3]	Herc Holdings Inc.	7.250%	6/15/2033	250	258
[3]	Herc Holdings Inc.	6.000%	3/15/2034	75	74
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,849	1,609
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	330	316
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	30	29
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	100	97
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	200	200
[3]	TransDigm Inc.	6.750%	8/15/2028	40	40
[3]	TransDigm Inc.	7.125%	12/1/2031	300	309
[3]	TransDigm Inc.	6.625%	3/1/2032	260	264
[3]	TransDigm Inc.	6.000%	1/15/2033	35	35
[3]	TransDigm Inc.	6.375%	5/31/2033	2,218	2,217
[3]	TransDigm Inc.	6.750%	1/31/2034	250	254
[3]	TransDigm Inc.	6.125%	7/31/2034	375	371
	United Airlines Holdings Inc.	4.875%	3/1/2029	135	133
	United Airlines Holdings Inc.	5.375%	3/1/2031	1,015	1,002
	United Rentals North America Inc.	4.000%	7/15/2030	30	28
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	85	84
[3]	WESCO Distribution Inc.	5.500%	4/15/2034	85	83
					22,992
Materials (10.6%)
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	790	814
[3]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	1,430	1,358
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	150	143
[3,5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	1,120	1,297
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	395	398
	Ball Corp.	2.875%	8/15/2030	220	199
	Ball Corp.	5.500%	9/15/2033	265	263
[3,5]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	6.500%	6/15/2033	1,280	1,481
[3]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	7.125%	6/15/2033	340	342
[3]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	300	299
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	970	916
[3]	Chemours Co.	5.750%	11/15/2028	150	149
[3]	Chemours Co.	8.000%	1/15/2033	1,180	1,163
[3]	Chemours Co.	7.875%	3/15/2034	105	102
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	2,326	2,258
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	188	192
	Commercial Metals Co.	4.125%	1/15/2030	850	813
[3]	Commercial Metals Co.	5.750%	11/15/2033	230	226
[3]	Commercial Metals Co.	6.000%	12/15/2035	160	157
[3]	Element Solutions Inc.	3.875%	9/1/2028	450	443
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	840	874
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	486	505
	FMC Corp.	3.450%	10/1/2029	210	193
[3]	FMC Corp.	8.000%	6/1/2031	695	718
	FMC Corp.	5.650%	5/18/2033	1,940	1,734
	FMC Corp.	8.450%	11/1/2055	355	267
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	734	730
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	105	102
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	890	830
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	480	482
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	130	130
[3]	Magnera Corp.	4.750%	11/15/2029	120	112
[3]	Magnera Corp.	7.250%	11/15/2031	684	669
[3,5]	Nouryon Finance BV	6.125%	7/15/2031	100	117
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	450	439
7

High-Yield Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Novelis Corp.	4.750%	1/30/2030	1,793	1,722
[3]	Novelis Corp.	3.875%	8/15/2031	52	47
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	834	844
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	80	78
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	1,345	1,317
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	1,213	1,151
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	240	221
[3]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	1,150	1,131
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	450	447
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	295	299
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	643	651
[3]	SNF Group SACA	3.375%	3/15/2030	530	491
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	180	181
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	840	831
[3]	Standard Industries Inc.	4.375%	7/15/2030	510	482
[3]	Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC	6.125%	7/15/2033	355	353
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	1,130	1,038
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	434	431
					32,630
Real Estate (2.8%)
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,270	1,334
	Brandywine Operating Partnership LP	6.125%	1/15/2031	725	696
	Hudson Pacific Properties LP	3.950%	11/1/2027	360	350
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,010	1,000
[3]	Kennedy-Wilson Inc.	7.250%	6/1/2033	80	81
[5]	MPT Operating Partnership LP / MPT Finance Corp.	0.993%	10/15/2026	200	228
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	353	283
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	125	85
[3,5]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	500	580
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	269	273
[3]	RHP Hotel Properties LP / RHP Finance Corp.	7.250%	7/15/2028	445	453
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	40	41
[3]	RHP Hotel Properties LP / RHP Finance Corp.	5.750%	3/15/2034	135	132
	SBA Communications Corp.	3.875%	2/15/2027	273	271
[3]	Service Properties Trust	0.000%	9/30/2027	583	544
	Service Properties Trust	3.950%	1/15/2028	930	902
	Service Properties Trust	4.950%	10/1/2029	538	503
	Service Properties Trust	8.875%	6/15/2032	450	463
[3]	XHR LP	4.875%	6/1/2029	250	244
[3]	XHR LP	6.625%	5/15/2030	50	51
					8,514
Technology (3.4%)
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	838	810
[3]	AthenaHealth Group Inc.	7.500%	2/15/2032	265	272
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	420	216
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	630	331
[3]	Cloud Software Group LLC	6.500%	3/31/2029	145	142
[3]	Cloud Software Group LLC	9.000%	9/30/2029	1,515	1,485
[3]	Cloud Software Group LLC	8.250%	6/30/2032	650	615
	Cotiviti Corp.	7.625%	5/1/2031	475	447
[3]	Entegris Inc.	4.375%	4/15/2028	525	515
[3]	Entegris Inc.	3.625%	5/1/2029	40	38
[3]	Ingram Micro Inc.	4.750%	5/15/2029	1,579	1,537
[3]	McAfee Corp.	7.375%	2/15/2030	896	759
[3]	Rocket Software Inc.	9.000%	11/28/2028	1,028	1,017
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	1,590	1,590
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	150	151
[3]	UKG Inc.	6.875%	2/1/2031	570	559
					10,484
Utilities (3.4%)
[3]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	640	631
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	704	695
[3]	Clearway Energy Operating LLC	5.750%	1/15/2034	140	135
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,510	1,484
[3]	NRG Energy Inc.	3.375%	2/15/2029	100	95
[3]	NRG Energy Inc.	5.750%	7/15/2029	835	835
[3]	NRG Energy Inc.	3.625%	2/15/2031	340	313
[3]	NRG Energy Inc.	5.750%	1/15/2034	155	151
[3]	NRG Energy Inc.	6.250%	11/1/2034	845	843
8

High-Yield Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	NRG Energy Inc.	6.000%	1/15/2036	180	176
[3]	NRG Energy Inc.	6.125%	5/15/2036	265	261
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	730	713
[3]	Talen Energy Supply LLC	6.125%	5/1/2031	1,100	1,093
[3]	Talen Energy Supply LLC	6.375%	5/1/2033	190	187
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	560	549
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	90	89
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	525	519
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	1,148	1,184
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	350	372
					10,325
Total Corporate Bonds (Cost $270,003)					265,359
Floating Rate Loan Interests (5.6%)
[8]	ADI Global Distribution Funding LLC Term Loan B, TSFR1M + 2.750%	6.456%	6/17/2033	50	50
[8]	American Airlines Inc. Term Loan B, TSFR6M + 2.250%	5.935%	2/15/2028	341	339
[8]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.979%	4/20/2028	1,415	1,415
[8]	Asurion LLC Term Loan B-13, TSFR3M + 4.250%	8.073%	9/19/2030	1,197	1,166
[8]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.573%	2/23/2033	379	355
[5,8]	BASF Coatings Term Loan B, 3M EURIBOR + 3.750%	6.043%	6/29/2033	300	347
[8]	BASF Coatings USD Term Loan B, TSFR3M + 3.500%	7.244%	6/29/2033	70	70
[8]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.481%	1/15/2031	736	738
[5,8]	Beach Acquisition Bidco LLC Term Loan B, 1M EURIBOR + 3.000%	5.191%	9/12/2032	209	242
[8]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	1,318	1,315
[8]	Betclic Everest Group Term Loan B, TSFR3M + 2.750%	6.482%	12/10/2031	40	40
[5,8,9]	Boluda Towage, S.L. EUR Term Loan B	—%	6/30/2033	100	116
[8,9]	Boluda Towage, S.L. USD Term Loan B	—%	6/30/2033	75	75
[8]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	194	195
[8]	Chobani LLC Term Loan B, TSFR1M + 2.250%	5.981%	10/28/2032	65	65
[8]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.231%	5/6/2030	294	294
[8]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.231%	1/28/2032	249	250
[8]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.250%	3.700%	3/21/2031	40	36
[8]	Discovery Global Holdings Inc. Term Loan B, TSFR1M + 2.500%	6.231%	6/3/2033	304	304
[5,8,9]	Electronic Arts Inc. EUR Term Loan B	—%	3/24/2033	205	237
[8,9]	Electronic Arts Inc. USD Term Loan B	—%	3/24/2033	280	281
[8]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.481%	4/23/2031	853	854
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.982%	8/15/2030	165	165
[8]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.073%	11/4/2031	350	347
[8]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.981%	1/26/2033	55	55
[8]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	605	595
[8]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	8.427%	8/27/2029	397	344
[8]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.982%	12/30/2032	199	199
[8]	LifePoint Health Inc. Term Loan B, TSFR3M + 3.750%	7.503%	5/19/2031	249	237
[8]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.250%	5/19/2031	193	184
[5,8,9]	LSF12 Pillar Investments Sarl	—%	4/30/2033	240	277
[8]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.731%	3/1/2029	590	532
[8]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	309	311
[8]	Opal Bidco SAS Term Loan B, TSFR3M + 2.500%	6.232%	4/28/2032	572	573
[8]	Organon & Co. Term Loan, TSFR1M + 2.250%	3.731%	5/19/2031	543	542
[8]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.263%	10/8/2032	200	200
[8]	Pioneer Opco LLC Term Loan B, TSFR1M + 3.250%	6.999%	5/16/2033	70	70
[8]	Prestige Brands Inc. Term Loan B, TSFR1M + 2.500%	5.731%	6/13/2033	120	120
[8,9]	Quikrete Holdings, Inc.	—%	4/14/2031	450	450
[8,9]	Radiology Partners Inc.	—%	6/30/2032	70	70
[8]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.481%	11/28/2028	25	24
[8]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.680%	7/9/2032	753	752
[8]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.611%	4/30/2030	35	35
[8]	TKO Worldwide Holdings LLC Term Loan B, TSFR3M + 1.750%	5.412%	11/21/2031	623	622
[8]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.231%	1/19/2032	5	5
[8]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.231%	8/19/2032	759	760
[8]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.231%	2/13/2033	35	35
[8]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.232%	1/30/2031	165	166
[8]	Worthington Steel Inc. Term Loan B, TSFR1M + 4.000%	7.731%	6/1/2033	780	783
Total Floating Rate Loan Interests (Cost $17,326)					17,237
9

High-Yield Active ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[10]	Vanguard Market Liquidity Fund (Cost $3,472)	3.718%	34,727	3,472
Total Investments (100.2%) (Cost $312,152)				307,235
Other Assets and Liabilities—Net (-0.2%)				(547)
Net Assets (100%)				306,688
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,175 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $244 have been segregated as initial margin for open futures contracts.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $225,961, representing 73.7% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Face amount denominated in euro.
6	Payment-in-kind (PIK) security which may pay interest as additional principal.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
8
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9	Represents an unsettled loan as of July 31, 2026. The coupon rate is not known until the settlement date.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
EUR—euro.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	55	11,309	(21)
5-Year U.S. Treasury Note	September 2026	66	6,994	(46)
Long U.S. Treasury Bond	September 2026	8	867	(22)
Ultra 10-Year U.S. Treasury Note	September 2026	13	1,426	(19)
Ultra Long U.S. Treasury Bond	September 2026	2	219	(9)
				(117)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2026	(27)	(2,916)	33
Euro-Bobl	September 2026	(28)	(3,676)	24
Euro-Bund	September 2026	(6)	(860)	9
Euro-Schatz	September 2026	(7)	(851)	2
				68
				(49)
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High-Yield Active ETF

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	669	USD	764	9	—
Citibank, N.A.	9/16/2026	EUR	309	USD	353	4	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	6,980	EUR	6,021	24	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,759	EUR	1,537	—	(17)
						37	(17)

EUR—euro.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $125 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V3	6/21/2031	USD	16,305	5.000	1,325	332

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

See accompanying Notes, which are an integral part of the Financial Statements.
11

High-Yield Active ETF
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $308,680)	303,763
Affiliated Issuers (Cost $3,472)	3,472
Total Investments in Securities	307,235
Investment in Vanguard	6
Cash	77
Foreign Currency, at Value (Cost $14)	14
Receivables for Investment Securities Sold	213
Receivables for Accrued Income	4,837
Variation Margin Receivable—Centrally Cleared Swap Contracts	11
Unrealized Appreciation—Forward Currency Contracts	37
Total Assets	312,430
Liabilities
Payables for Investment Securities Purchased	5,664
Payables to Vanguard	29
Variation Margin Payable—Futures Contracts	32
Unrealized Depreciation—Forward Currency Contracts	17
Total Liabilities	5,742
Net Assets	306,688
At July 31, 2026, net assets consisted of:

Paid-in Capital	310,547
Total Distributable Earnings (Loss)	(3,859)
Net Assets	306,688

Net Assets
Applicable to 4,140,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	306,688
Net Asset Value Per Share	$74.08

See accompanying Notes, which are an integral part of the Financial Statements.
12

High-Yield Active ETF
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Interest[1]	8,027
Total Income	8,027
Expenses
The Vanguard Group—Note C
Investment Advisory Services	14
Management and Administrative	243
Marketing and Distribution	6
Shareholders’ Reports	8
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	276
Net Investment Income	7,751
Realized Net Gain (Loss)
Investment Securities Sold[1]	(502)
Futures Contracts	(163)
Swap Contracts	(127)
Forward Currency Contracts	105
Foreign Currencies	14
Realized Net Gain (Loss)	(673)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,947)
Futures Contracts	(36)
Swap Contracts	250
Forward Currency Contracts	34
Foreign Currencies	9
Change in Unrealized Appreciation (Depreciation)	(4,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,388

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $46, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
13

High-Yield Active ETF
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	September 16, 2025[1] to January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,751	2,413
Realized Net Gain (Loss)	(673)	(31)
Change in Unrealized Appreciation (Depreciation)	(4,690)	83
Net Increase (Decrease) in Net Assets Resulting from Operations	2,388	2,465
Distributions
Total Distributions	(7,204)	(1,508)
Capital Share Transactions
Issued	120,106	190,442
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(1)
Net Increase (Decrease) from Capital Share Transactions	120,106	190,441
Total Increase (Decrease)	115,290	191,398
Net Assets
Beginning of Period	191,398	—
End of Period	306,688	191,398

1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
14

High-Yield Active ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	September 16, 2025[1] to January 31, 2026
Net Asset Value, Beginning of Period	$75.50	$75.00
Investment Operations
Net Investment Income[2]	2.297	1.702
Net Realized and Unrealized Gain (Loss) on Investments	(1.491)	(.081)
Total from Investment Operations	.806	1.621
Distributions
Dividends from Net Investment Income	(2.226)	(1.121)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.226)	(1.121)
Net Asset Value, End of Period	$74.08	$75.50
Total Return	1.08%	2.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$307	$191
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%[3]
Ratio of Net Investment Income to Average Net Assets	6.21%	6.04%[3]
Portfolio Turnover Rate[4]	28%	20%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

High-Yield Active ETF
Notes to Financial Statements
Vanguard High-Yield Active ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
16

High-Yield Active ETF
During the six months ended July 31, 2026, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2026, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
17

High-Yield Active ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	21,167	—	21,167
Corporate Bonds	—	265,359	—	265,359
Floating Rate Loan Interests	—	17,237	—	17,237
Temporary Cash Investments	3,472	—	—	3,472
Total	3,472	303,763	—	307,235

Derivative Financial Instruments
Assets
Futures Contracts[1]	68	—	—	68
Forward Currency Contracts	—	37	—	37
Swap Contracts[1]	—	332	—	332
Total	68	369	—	437
Liabilities
Futures Contracts[1]	(117)	—	—	(117)
Forward Currency Contracts	—	(17)	—	(17)
Total	(117)	(17)	—	(134)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

18

High-Yield Active ETF
E.
At July 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	68	—	—	68
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	332	332
Unrealized Appreciation—Forward Currency Contracts	—	37	—	37
Total Assets	68	37	332	437

Unrealized Depreciation—Futures Contracts[1]	(117)	—	—	(117)
Unrealized Depreciation—Forward Currency Contracts	—	(17)	—	(17)
Total Liabilities	(117)	(17)	—	(134)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(163)	—	—	(163)
Swap Contracts	—	—	(127)	(127)
Forward Currency Contracts	—	105	—	105
Realized Net Gain (Loss) on Derivatives	(163)	105	(127)	(185)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(36)	—	—	(36)
Swap Contracts	—	—	250	250
Forward Currency Contracts	—	34	—	34
Change in Unrealized Appreciation (Depreciation) on Derivatives	(36)	34	250	248
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	312,232
Gross Unrealized Appreciation	1,240
Gross Unrealized Depreciation	(5,934)
Net Unrealized Appreciation (Depreciation)	(4,694)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $67,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended July 31, 2026, the fund purchased $55,924,000 of investment securities and sold $47,599,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $28,836,000 and $20,757,000, respectively. In addition, the fund purchased and sold investment securities of $98,929,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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High-Yield Active ETF
H.
Capital shares issued and redeemed were:

	Six Months Ended July 31, 2026	September 16, 2025[1] to January 31, 2026
	Shares (000)	Shares (000)
Issued	1,605	2,535
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	1,605	2,535

1	Inception.
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0522 092026
20

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – High-Yield Corporate Fund

A majority of independent trustees of the board of Vanguard High-Yield Corporate Fund (Trustees) has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of the advisors’ investment staff, portfolio management process, and performance. This evaluation included information provided Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The Trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees also considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustees’ decision.

Nature, extent, and quality of services

The Trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisors.

Wellington Management. The Trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of an experienced team of fixed income research analysts who conduct detailed credit analysis. The advisor focuses on higher-quality high-yield bonds, as it expects these higher-quality issues to offer a more favorable risk/reward tradeoff over the long term. The team’s credit analysis seeks to identify companies whose fundamentals are stable or improving and whose securities offer an attractive yield. The firm has managed the fund since its inception in 1978.

Vanguard. The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate and expenses were also below the peer-group average.

The Trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase. The Trustees also concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangements – Treasury Funds

A majority of independent trustees of the board of Vanguard Short-Term Treasury Fund, Short-Term Federal Fund, Vanguard Intermediate-Term Treasury Fund and Vanguard Long-Term Treasury Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Trustees Approve Advisory Arrangement – Ultra-Short-Term Bond Fund

A majority of independent trustees of the board of Vanguard Ultra-Short-Term Bond Fund (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangements – Long-Term Investment-Grade Fund

A majority of independent trustees of the board of Vanguard Long-Term Investment-Grade Fund (Trustees) has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of the advisors’ investment staff, portfolio management process, and performance. This evaluation included information provided Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The Trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees also considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustees’ decision.

Nature, extent, and quality of services

The Trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisors.

Wellington Management. The Trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of a deep and experienced team of investment-grade credit research analysts. The team conducts independent credit analysis on individual issuers in the universe of bonds considered for the fund. The portfolio manager draws upon the sector experience of these analysts and the broader fixed income team at Wellington Management to manage the fund’s duration, sector, quality, and curve positioning. The firm has managed the Long-Term Investment-Grade Fund since its inception in 1973.

Vanguard. The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate and expenses were also below the peer-group average.

The Trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase. The Trustees also concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangements – Corporate Bond Funds

A majority of independent trustees of the board of Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate-Term Investment-Grade Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees considered each fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 21, 2026

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 21, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.